LETTER TO SHAREHOLDERS                                           [PHOTOGRAPH]

Dear Investors:

We are pleased to provide you with this report on the operations of the JNL Series Trust for the six-month period ended June 30, 1998. The performance of the Series varied widely during this period, reflecting the activity in the markets.

The United States economy exhibited strong growth and low inflation during the first half of 1998. The stock market continued its advance, led by a small segment of large-capitalization stocks which outperformed mid-sized and small company stocks. Growth stocks outperformed value stocks. The bond market advanced with long-term yields hitting record lows during the period. The high yield market was favorable during much of the period but concerns over global events resulted in underperformance by lower quality and cyclical sectors.

The international financial markets varied greatly by region. The major European markets rose in the aggregate. The economic troubles in Asia affected equities across the Pacific region and emerging markets equities declined because of economic and political uncertainties in many developing countries.

The JNL Series Trust offers a selection of Series, each with its own investment objective. The performance of each Series is influenced by its investment objective and the investment style of its money manager, as well as the market environment. We hope that the selection of Series in the JNL Series Trust allows you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles for your financial goals and hope that you are pleased with the performance of the JNL Series Trust.

Respectfully,

/s/ Andrew B. Hopping

Andrew B. Hopping
President

                                JNL SERIES TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                                 June 30, 1998

                                                           JNL            JNL            JNL
                                                    Aggressive        Capital         Global      JNL/Alger   JNL/Alliance
                                                        Growth         Growth       Equities         Growth         Growth
                                                        Series         Series         Series         Series         Series
                                                        ------         ------         ------         ------         ------
Assets
Investments in securities, at cost ............   $ 91,231,699   $ 76,533,957   $175,105,856   $ 93,442,197   $  2,314,691
                                                  ============   ============   ============   ============   ============

Investments in securities, at value ...........    116,021,039     96,351,525    229,383,421    125,329,037      2,551,212
Cash ..........................................         37,834         92,977        102,240           --             --
Foreign currency ..............................        123,925         90,568      2,727,000           --             --
Receivables:
   Dividends and interest .....................          9,728         16,878         83,941         56,216          2,020
   Forward foreign currency  exchange contracts         31,634            428        900,431           --             --
   Foreign taxes recoverable ..................          3,921          3,725        188,408           --             --
   Fund shares sold ...........................         32,503         20,584        318,309        365,404           --
   Investment securities sold .................      1,360,541        137,377      2,473,178      1,584,304         21,317
   Reimbursement from Adviser .................           --            6,564         27,046           --            3,442
                                                  ------------   ------------   ------------   ------------   ------------
Total assets ..................................    117,621,125     96,720,626    236,203,974    127,334,961      2,577,991
                                                  ------------   ------------   ------------   ------------   ------------

Liabilities
Payables:
   Investment advisory fees ...................         84,028         68,607        170,777         95,457          1,540
   Forward foreign currency  exchange contracts         64,825        118,766        795,718           --             --
   Fund shares redeemed .......................         49,955          3,709         62,865         16,506             11
   Investment securities purchased ............        152,839      2,115,984     15,897,085           --           10,711
Variation margin ..............................           --             --            5,409           --             --
Other liabilities .............................         10,361         16,303         29,419         20,268         12,898
                                                  ------------   ------------   ------------   ------------   ------------
Total liabilities .............................        362,008      2,323,369     16,961,273        132,231         25,160
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $117,259,117   $ 94,397,257   $219,242,701   $127,202,730   $  2,552,831
                                                  ============   ============   ============   ============   ============

Net assets consist of:
Paid-in capital ...............................     85,477,069     68,495,582    161,416,318     90,575,782      2,278,087
Undistributed net investment income (loss) ....        211,706       -303,154      1,187,267        -41,932          1,788
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............      6,814,850      6,505,280      2,485,297      4,782,040         36,435
Net unrealized appreciation (depreciation) on:
   Investments ................................     24,789,340     19,817,568     54,277,565     31,886,840        236,521
   Futures contracts and foreign currency
      related items ...........................        (33,848)      (118,019)      (123,746)          --             --
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $117,259,117   $ 94,397,257   $219,242,701   $127,202,730   $  2,552,831
                                                  ============   ============   ============   ============   ============

Total shares outstanding (no par value),
     unlimited shares authorized ..............      6,207,839      4,881,064      9,897,297      7,496,108        226,248
                                                  ============   ============   ============   ============   ============

Net asset value, offering and
     redemption price per share ...............   $      18.89   $      19.34   $      22.15   $      16.97   $      11.28
                                                  ============   ============   ============   ============   ============

                     See notes to the financial statements.



                                                                                     JNL/JPM
                                                      JNL/Eagle     JNL/Eagle  International      JNL/PIMCO
                                                           Core      SmallCap     & Emerging          Total     JNL/Putnam
                                                         Equity        Equity        Market     Return Bond         Growth
                                                         Series        Series         Series         Series         Series
                                                         ------        ------         ------         ------         ------
Assets
Investments in securities, at cost ............   $ 21,563,655   $ 23,757,498   $  5,077,841   $  3,649,687   $106,799,393
                                                  ============   ============   ============   ============   ============

Investments in securities, at value ...........     24,280,386     25,796,200      4,997,491      3,723,551    137,032,991
Cash ..........................................           --          550,137           --             --             --
Foreign currency ..............................           --             --          247,974           --             --
Receivables:
   Dividends and interest .....................         44,430         11,737          9,994         19,809         75,714
   Forward foreign currency  exchange contracts           --             --           41,673           --             --
   Foreign taxes recoverable ..................             94           --            6,947           --             --
   Fund shares sold ...........................         76,771        198,745           --             --          263,042
   Investment securities sold .................        154,460           --           93,284           --          263,663
   Reimbursement from Adviser .................          3,260          2,105          5,222          3,312           --
                                                  ------------   ------------   ------------   ------------   ------------
Total assets ..................................     24,559,401     26,558,924      5,402,585      3,746,672    137,635,410
                                                  ------------   ------------   ------------   ------------   ------------

Liabilities
Payables:
   Investment advisory fees ...................         16,318         18,656          4,073          2,038         94,938
   Forward foreign currency  exchange contracts           --             --           30,583           --             --
   Fund shares redeemed .......................          2,710          1,680              1             26         15,915
   Investment securities purchased ............        928,260      1,005,971        218,347           --            3,821
Variation margin ..............................           --             --              941           --             --
Other liabilities .............................         13,287         15,800         19,312         13,257         18,077
                                                  ------------   ------------   ------------   ------------   ------------
Total liabilities .............................        960,575      1,042,107        273,257         15,321        132,751
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $ 23,598,826   $ 25,516,817   $  5,129,328   $  3,731,351   $137,502,659
                                                  ============   ============   ============   ============   ============

Net assets consist of:
Paid-in capital ...............................     20,557,375     22,990,365      5,013,763      3,621,517    104,454,949
Undistributed net investment income (loss) ....         89,000        -53,536         35,083         51,790         70,182
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............        235,720        541,286        150,617        (15,820)     2,743,930
Net unrealized appreciation (depreciation) on:
   Investments ................................      2,716,731      2,038,702        (80,350)        73,864     30,233,598
   Futures contracts and foreign currency
      related items ...........................           --             --           10,215           --             --
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $ 23,598,826   $ 25,516,817   $  5,129,328   $  3,731,351   $137,502,659
                                                  ============   ============   ============   ============   ============

Total shares outstanding (no par value),
     unlimited shares authorized ..............      1,552,099      1,597,701        501,330        361,359      6,599,448
                                                  ============   ============   ============   ============   ============

Net asset value, offering and
     redemption price per share ...............   $      15.20   $      15.97   $      10.23   $      10.33   $      20.84
                                                  ============   ============   ============   ============   ============

                                                                      Goldman
                                                                    Sachs/JNL     Lazard/JNL     Lazard/JNL            PPM
                                                    JNL/Putnam       Growth &      Small Cap        Mid Cap    America/JNL
                                                  Value Equity         Income          Value          Value       Balanced
                                                        Series         Series         Series         Series         Series
                                                        ------         ------         ------         ------         ------
Assets
Investments in securities, at cost ............   $154,608,925   $  3,409,638   $  5,189,387   $  4,947,543   $ 77,984,944
                                                  ============   ============   ============   ============   ============

Investments in securities, at value ...........    164,325,898      3,261,118      4,941,707      4,798,687     83,555,772
Cash ..........................................           --             --             --             --             --
Foreign currency ..............................           --             --             --             --             --
Receivables:
   Dividends and interest .....................        316,929          6,537          3,293          2,947        673,155
   Forward foreign currency  exchange contracts           --             --             --             --             --
   Foreign taxes recoverable ..................          6,443           --             --            1,231           --
   Fund shares sold ...........................        191,972         15,000           --            3,000        113,314
   Investment securities sold .................      3,053,819          8,799          3,153           --           54,811
   Reimbursement from Adviser .................           --            3,371          3,162          3,210          3,694
                                                  ------------   ------------   ------------   ------------   ------------
Total assets ..................................    167,895,061      3,294,825      4,951,315      4,809,075     84,400,746
                                                  ------------   ------------   ------------   ------------   ------------

Liabilities
Payables:
   Investment advisory fees ...................        119,371          2,305          4,183          3,555         49,417
   Forward foreign currency  exchange contracts           --             --             --             --             --
   Fund shares redeemed .......................         55,136             54              5             29         21,855
   Investment securities purchased ............        571,799         33,769          5,059        241,519        537,568
Variation margin ..............................           --              758           --             --             --
Other liabilities .............................          7,166         13,060         13,129         13,536         13,181
                                                  ------------   ------------   ------------   ------------   ------------
Total liabilities .............................        753,472         49,946         22,376        258,639        622,021
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $167,141,589   $  3,244,879   $  4,928,939   $  4,550,436   $ 83,778,725
                                                  ============   ============   ============   ============   ============

Net assets consist of:
Paid-in capital ...............................    151,527,710      3,348,317      5,113,964      4,712,582     74,902,038
Undistributed net investment income (loss) ....        729,456         10,721            199          6,169      1,414,878
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............      5,167,450         35,119         62,456        (19,459)     1,890,981
Net unrealized appreciation (depreciation) on:
   Investments ................................      9,716,973       (148,520)      (247,680)      (148,856)     5,570,828
   Futures contracts and foreign currency
      related items ...........................           --             (758)          --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $167,141,589   $  3,244,879   $  4,928,939   $  4,550,436   $ 83,778,725
                                                  ============   ============   ============   ============   ============

Total shares outstanding (no par value),
     unlimited shares authorized ..............      9,167,488        333,200        511,520        470,403      5,947,685
                                                  ============   ============   ============   ============   ============

Net asset value, offering and
     redemption price per share ...............   $      18.23   $       9.74   $       9.64   $       9.67   $      14.09
                                                  ============   ============   ============   ============   ============

                                                           PPM
                                                   America/JNL
                                                    High Yield
                                                          Bond
                                                        Series
                                                        ------
Assets
Investments in securities, at cost ............   $ 95,424,085
                                                  ============

Investments in securities, at value ...........     95,471,960
Cash ..........................................           --
Foreign currency ..............................           --
Receivables:
   Dividends and interest .....................      1,732,835
   Forward foreign currency  exchange contracts           --
   Foreign taxes recoverable ..................           --
   Fund shares sold ...........................         90,577
   Investment securities sold .................      1,010,000
   Reimbursement from Adviser .................           --
                                                  ------------
Total assets ..................................     98,305,372
                                                  ------------

Liabilities
Payables:
   Investment advisory fees ...................         56,816
   Forward foreign currency  exchange contracts           --
   Fund shares redeemed .......................          8,017
   Investment securities purchased ............      1,000,000
Variation margin ..............................           --
Other liabilities .............................         14,017
                                                  ------------
Total liabilities .............................      1,078,850
                                                  ------------
Net assets ....................................   $ 97,226,522
                                                  ============

Net assets consist of:
Paid-in capital ...............................     91,587,760
Undistributed net investment income (loss) ....      3,468,090
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............      2,122,797
Net unrealized appreciation (depreciation) on:
   Investments ................................         47,875
   Futures contracts and foreign currency
      related items ...........................           --
                                                  ------------
Net assets ....................................   $ 97,226,522
                                                  ============

Total shares outstanding (no par value),
     unlimited shares authorized ..............      8,058,472
                                                  ============

Net asset value, offering and
     redemption price per share ...............   $      12.07
                                                  ============

                                 June 30, 1998


                                                   America/JNL        Salomon   Brothers/JNL   Brothers/JNL    Brothers/JNL
                                                         Money   Brothers/JNL         Global     High Yield U.S. Government
                                                        Market       Balanced           Bond           Bond       & Quality
                                                        Series         Series         Series         Series     Bond Series
                                                        ------         ------         ------         ------     -----------
Assets
 Investments in securities, at cost ...........   $ 54,472,935   $  2,150,394   $ 54,576,155   $  5,689,391   $ 46,974,232
                                                  ============   ============   ============   ============   ============

Investments in securities, at value ...........     54,472,935      2,147,242     54,723,965      5,641,815     47,833,463
Cash ..........................................           --             --             --             --             --
Foreign currency ..............................           --             --            3,761           --             --
Receivables:
   Dividends and interest .....................              9         20,552        706,956        119,151        380,978
   Forward foreign currency exchange contracts            --             --           48,806           --             --
   Foreign taxes recoverable ..................           --             --             --             --             --
   Fund shares sold ...........................           --           12,000         36,684          6,000         10,637
   Investment securities sold .................           --             --             --             --             --
   Reimbursement from Adviser .................            652          3,499          6,506          3,083          1,972
                                                  ------------   ------------   ------------   ------------   ------------
 Total assets .................................   $ 54,473,596   $  2,183,293   $ 55,526,678   $  5,770,049   $ 48,227,050
                                                  ------------   ------------   ------------   ------------   ------------

Liabilities
Payables:
   Investment advisory fees ...................         28,963          1,261         32,336          3,639         20,214
   Forward foreign currency exchange contracts            --             --           26,277           --             --
   Fund shares redeemed .......................        595,470             43          8,213             28          7,223
   Investment securities purchased ............           --           79,846      8,576,529           --       12,564,596
Variation margin ..............................           --             --             --             --             --
Other liabilities .............................          9,710         13,799         12,544         13,892         18,455
                                                  ------------   ------------   ------------   ------------   ------------
Total liabilities .............................        634,143         94,949      8,655,899         17,559     12,610,488
                                                  ------------   ------------   ------------   ------------   ------------
 Net assets ...................................   $ 53,839,453   $  2,088,344   $ 46,870,779   $  5,752,490   $ 35,616,562
                                                  ============   ============   ============   ============   ============

Net assets consist of:
Paid-in capital ...............................     53,839,453      2,069,483     45,017,850      5,678,568     33,746,092
Undistributed net investment income (loss) ....           --           21,417      1,462,822        121,446        912,323
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............           --              596        221,267             52         98,916
Net unrealized appreciation (depreciation) on:
   Investments ................................           --           (3,152)       147,810        (47,576)       859,231
   Futures contracts and foreign currency
      related items ...........................           --             --           21,030           --             --
                                                  ------------   ------------   ------------   ------------   ------------
 Net assets ...................................   $ 53,839,453   $  2,088,344   $ 46,870,779   $  5,752,490   $ 35,616,562
                                                  ============   ============   ============   ============   ============

Total shares outstanding (no par value),
     unlimited shares authorized ..............     53,839,453        204,220      4,112,807        567,228      3,210,192
                                                  ============   ============   ============   ============   ============

Net asset value, offering and
      redemption price per share ..............   $       1.00   $      10.23   $      11.40   $      10.14   $      11.09
                                                  ============   ============   ============   ============   ============

                     See notes to the financial statements.


                                                                      T. Rowe
                                                       T. Rowe      Price/JNL        T. Rowe
                                                     Price/JNL  International      Price/JNL        JNL/S&P        JNL/S&P
                                                   Established         Equity        Mid-Cap   Conservative       Moderate
                                                        Growth     Investment         Growth         Growth         Growth
                                                        Series         Series         Series       Series I       Series I
                                                        ------         ------         ------       --------       --------
Assets
 Investments in securities, at cost ...........   $151,169,540   $ 72,086,752   $137,366,618   $  1,738,231   $  1,690,601
                                                  ============   ============   ============   ============   ============

Investments in securities, at value ...........    185,069,695     87,518,362    172,688,734      1,763,884      1,722,378
Cash ..........................................           --             --             --             --             --
Foreign currency ..............................         17,675        797,310            (20)          --             --
Receivables:
   Dividends and interest .....................        108,381        121,220         24,395            240           --
   Forward foreign currency exchange contracts            --               80           --             --             --
   Foreign taxes recoverable ..................         13,619        127,443            314           --             --
   Fund shares sold ...........................        129,682         22,207        116,231           --            5,333
   Investment securities sold .................        846,774        154,099      1,302,773          5,554           --
   Reimbursement from Adviser .................           --            7,186           --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
 Total assets .................................   $186,185,826   $ 88,747,907   $174,132,427   $  1,769,678   $  1,727,711
                                                  ------------   ------------   ------------   ------------   ------------

Liabilities
Payables:
   Investment advisory fees ...................        121,286         78,593        126,675            271            284
   Forward foreign currency exchange contracts           1,426            442           --             --             --
   Fund shares redeemed .......................         92,360          5,444         28,600          5,554           --
   Investment securities purchased ............      2,762,230           --        1,147,652           --            5,333
Variation margin ..............................           --             --             --             --             --
Other liabilities .............................         14,904         42,139         13,867           --             --
                                                  ------------   ------------   ------------   ------------   ------------
Total liabilities .............................      2,992,206        126,618      1,316,794          5,825          5,617
                                                  ------------   ------------   ------------   ------------   ------------
 Net assets ...................................   $183,193,620   $ 88,621,289   $172,815,633   $  1,763,853   $  1,722,094
                                                  ============   ============   ============   ============   ============

Net assets consist of:
Paid-in capital ...............................    141,581,039     74,067,519    129,240,357      1,738,142      1,690,949
Undistributed net investment income (loss) ....        425,534        508,292       (237,447)            74           (284)
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............      7,287,208     (1,383,722)     8,490,601            (16)          (348)
Net unrealized appreciation (depreciation) on:
   Investments ................................     33,900,155     15,431,610     35,322,116         25,653         31,777
   Futures contracts and foreign currency
      related items ...........................           (316)        (2,410)             6           --             --
                                                  ------------   ------------   ------------   ------------   ------------
 Net assets ...................................   $183,193,620   $ 88,621,289   $172,815,633   $  1,763,853   $  1,722,094
                                                  ============   ============   ============   ============   ============

Total shares outstanding (no par value),
     unlimited shares authorized ..............     10,004,226      6,457,461      8,528,000        175,471        169,889
                                                  ============   ============   ============   ============   ============

Net asset value, offering and
      redemption price per share ..............   $      18.31   $      13.72   $      20.26   $      10.05   $      10.14
                                                  ============   ============   ============   ============   ============

                                                                      JNL/S&P                       JNL/S&P
                                                       JNL/S&P           Very        JNL/S&P         Equity        JNL/S&P
                                                    Aggressive     Aggressive         Equity     Aggressive   Conservative
                                                        Growth         Growth         Growth         Growth         Growth
                                                      Series I       Series I       Series I       Series I      Series II
                                                      --------       --------       --------       --------      ---------
Assets
 Investments in securities, at cost ...........   $  1,000,973   $    704,284   $  1,190,061   $    606,833   $  2,334,837
                                                  ============   ============   ============   ============   ============

Investments in securities, at value ...........      1,029,404        728,964      1,195,716        625,215      2,317,286
Cash ..........................................           --             --             --             --             --
Foreign currency ..............................           --             --             --             --             --
Receivables:
   Dividends and interest .....................           --             --             --             --             --
   Forward foreign currency exchange contracts            --             --             --             --             --
   Foreign taxes recoverable ..................           --             --             --             --             --
   Fund shares sold ...........................           --             --             --             --             --
   Investment securities sold .................             39             28             46             24             95
   Reimbursement from Adviser .................           --             --             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
 Total assets .................................   $  1,029,443   $    728,992   $  1,195,762   $    625,239   $  2,317,381
                                                  ------------   ------------   ------------   ------------   ------------

Liabilities
Payables:
   Investment advisory fees ...................            184             96            216             94            900
   Forward foreign currency exchange contracts            --             --             --             --             --
   Fund shares redeemed .......................             39             28             46             24             95
   Investment securities purchased ............           --             --             --             --             --
Variation margin ..............................           --             --             --             --             --
Other liabilities .............................           --             --             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
Total liabilities .............................            223            124            262            118            995
                                                  ------------   ------------   ------------   ------------   ------------
 Net assets ...................................   $  1,029,220   $    728,868   $  1,195,500   $    625,121   $  2,316,386
                                                  ============   ============   ============   ============   ============

Net assets consist of:
Paid-in capital ...............................      1,000,976        705,217      1,191,781        606,838      2,335,289
Undistributed net investment income (loss) ....           (184)           (96)          (216)           (94)          (900)
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............             (3)          (933)        (1,720)            (5)          (452)
Net unrealized appreciation (depreciation) on:
   Investments ................................         28,431         24,680          5,655         18,382        (17,551)
   Futures contracts and foreign currency
      related items ...........................           --             --             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
 Net assets ...................................   $  1,029,220   $    728,868   $  1,195,500   $    625,121   $  2,316,386
                                                  ============   ============   ============   ============   ============

Total shares outstanding (no par value),
     unlimited shares authorized ..............        100,568         70,476        119,886         62,062        233,914
                                                  ============   ============   ============   ============   ============

Net asset value, offering and
      redemption price per share ..............   $      10.23   $      10.34   $       9.97   $      10.07   $       9.90
                                                  ============   ============   ============   ============   ============

                                                                                    JNL/S&P                       JNL/S&P
                                                       JNL/S&P        JNL/S&P           Very        JNL/S&P         Equity
                                                      Moderate     Aggressive     Aggressive         Equity     Aggressive
                                                        Growth         Growth         Growth         Growth         Growth
                                                     Series II      Series II      Series II      Series II      Series II
                                                     ---------      ---------      ---------      ---------      ---------
Assets
Investments in securities, at cost ............   $  1,677,257   $    294,915   $    244,322   $    455,074   $    237,884
                                                  ============   ============   ============   ============   ============

Investments in securities, at value ...........      1,671,819        293,650        248,686        454,319        237,076
Cash ..........................................           --             --             --             --             --
Foreign currency ..............................           --             --             --             --             --
Receivables:
   Dividends and interest .....................           --             --             --             --             --
   Forward foreign currency exchange contracts            --             --             --             --             --
   Foreign taxes recoverable ..................           --             --             --             --             --
   Fund shares sold ...........................           --             --             --             --             --
   Investment securities sold .................             69             12             10             19             10
   Reimbursement from Adviser .................           --             --             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
Total assets ..................................   $  1,671,888   $    293,662   $    248,696   $    454,338   $    237,086
                                                  ------------   ------------   ------------   ------------   ------------

Liabilities
Payables:
   Investment advisory fees ...................            586             98             92            110             91
   Forward foreign currency exchange contracts            --             --             --             --             --
   Fund shares redeemed .......................             69             12             10             19             10
   Investment securities purchased ............           --             --             --             --             --
Variation margin ..............................           --             --             --             --             --
Other liabilities .............................           --             --             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
Total liabilities .............................            655            110            102            129            101
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $  1,671,233   $    293,552   $    248,594   $    454,209   $    236,985
                                                  ============   ============   ============   ============   ============

Net assets consist of:
Paid-in capital ...............................      1,677,625        294,935        244,385        455,167        237,966
Undistributed net investment income (loss) ....           (586)           (98)           (92)          (110)           (91)
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............           (368)           (20)           (63)           (93)           (82)
Net  unrealized appreciation (depreciation) on:
   Investments ................................         (5,438)        (1,265)         4,364           (755)          (808)
   Futures contracts and foreign currency
      related items ...........................           --             --             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $  1,671,233   $    293,552   $    248,594   $    454,209   $    236,985
                                                  ============   ============   ============   ============   ============

Total shares outstanding (no par
     value), unlimited shares authorized ......        168,597         29,804         24,497         46,333         23,898
                                                  ============   ============   ============   ============   ============

Net asset value, offering and
     redemption price per share ...............   $       9.91   $       9.85   $      10.15   $       9.80   $       9.92
                                                  ============   ============   ============   ============   ============

                                JNL SERIES TRUST
                      STATEMENTS OF OPERATIONS (UNAUDITED)
                     For the Six Months Ended June 30, 1998


                                                     JNL             JNL             JNL
                                              Aggressive         Capital          Global       JNL/Alger    JNL/Alliance
                                                                                                                        1
                                                  Growth          Growth        Equities          Growth          Growth
                                                  Series          Series          Series          Series          Series
                                                  ------          ------          ------          ------          ------

Investment income
   Dividends ...........................   $    238,898    $    105,496    $  1,608,927    $    353,208    $      7,875
   Interest .............................        133,043          49,008         196,964         157,616             936
   Foreign tax withholding ..............        (12,008)         (3,813)       (205,250)         (3,015)           (193)
                                              ----------      ----------      ----------      ----------         -------
Total investment income .................        359,933         150,691       1,600,641         507,809           8,618
                                              ----------      ----------      ----------      ----------         -------

Expenses
   Investment advisory fees .............        457,587         388,157         909,461         509,324           5,722
   Custodian fees .......................         39,659          22,451         188,599           9,449           4,664
   Portfolio accounting fees ............         12,483          12,483          22,825          12,759           5,520
   Professional fees ....................          9,891           9,016          14,500          10,460           3,186
   Other ................................         11,396          10,544          21,439           7,749           1,080
                                               ----------      ----------      ----------      ----------         -------
Total operating expenses ................        531,016         442,651       1,156,824         549,741          20,172
Less:
   Reimbursement from Adviser ...........          1,178           6,591         109,634            --            13,342
                                              ----------      ----------      ----------      ----------         -------
Net expenses ............................        529,838         436,060       1,047,190         549,741           6,830
                                              ----------      ----------      ----------      ----------         -------
Net investment income (loss) ............       (169,905)       (285,369)        553,451         (41,932)          1,788
                                              ----------      ----------      ----------      ----------         -------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ..........................      6,492,296       6,662,266       4,507,685       3,686,984          36,435
   Foreign currency related items .......         50,587         (62,400)        173,745            --              --
   Options written ......................           --              --              --              --              --
   Futures contracts ....................           --              --            21,500            --              --
Net change in unrealized appreciation
   (depreciation) on:
   Investments ..........................     18,956,376       7,029,407      37,356,219      20,128,944         236,521
   Futures contracts and foreign currency
      related items .....................        (24,426)       (101,005)        (57,824)           --              --
   Options written ......................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net realized and unrealized gains
    (losses) ............................     25,474,833      13,528,268      42,001,325      23,815,928         272,956
                                              ----------      ----------      ----------      ----------         -------

Net increase (decrease) in net assets
  resulting from operations .............   $ 25,304,928    $ 13,242,899    $ 42,554,776    $ 23,773,996    $    274,744
                                            ============    ============    ============    ============    ============

--------------------------------------------------------
1
  Period from March 2, 1998 (commencement of operations).


                       See notes to financial statements.

                                                                                 JNL/JPM
                                               JNL/Eagle       JNL/Eagle   International       JNL/PIMCO
                                                    Core        SmallCap      & Emerging    Total Return      JNL/Putnam
                                                  Equity          Equity         Markets            Bond          Growth
                                                                                        1               1
                                                  Series          Series          Series          Series          Series
                                                  ------          ------          ------          ------          ------

Investment income
    Dividends ...........................   $    142,281    $     17,517    $     59,185    $       --      $    425,869
   Interest .............................         33,498          33,417           2,647          60,812         100,649
   Foreign tax withholding ..............         (2,633)           --            (7,448)           --              (134)
                                              ----------      ----------      ----------      ----------         -------
Total investment income .................        173,146          50,934          54,384          60,812         526,384
                                              ----------      ----------      ----------      ----------         -------

Expenses
   Investment advisory fees .............         73,692          90,561          16,728           7,430         489,275
   Custodian fees .......................          5,719           6,048           9,860           4,696          19,175
   Portfolio accounting fees ............         12,736          12,736           9,600           5,520          13,075
   Professional fees ....................          5,022           5,753           3,186           3,186          10,994
   Other ................................          2,782           1,920           1,080           1,080           8,949
                                              ----------      ----------      ----------      ----------         -------
Total operating expenses ................         99,951         117,018          40,454          21,912         541,468
Less:
   Reimbursement from Adviser ...........         15,672          12,158          21,153          12,890            --
                                              ----------      ----------      ----------      ----------         -------
Net expenses ............................         84,279         104,860          19,301           9,022         541,468
                                              ----------      ----------      ----------      ----------         -------
Net investment income (loss) ............         88,867         (53,926)         35,083          51,790         (15,084)
                                              ----------      ----------      ----------      ----------         -------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ..........................        195,729         344,219         170,703         (15,820)      2,517,389
   Foreign currency related items .......           --              --           (20,086)           --              --
   Options written ......................          1,520            --              --              --              --
   Futures contracts ....................           --              --              --              --              --
Net change in unrealized appreciation
   (depreciation) on:
   Investments ..........................      1,214,606         603,257         (80,350)         73,864      19,660,382
   Futures contracts and foreign currency
      related items .....................             (2)           --            10,215            --              --
   Options written ......................           (457)           --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net realized and unrealized gains
    (losses) ............................      1,411,396         947,476          80,482          58,044      22,177,771
                                              ----------      ----------      ----------      ----------         -------

Net increase (decrease) in net assets
  resulting from operations .............   $  1,500,263    $    893,550    $    115,565    $    109,834    $ 22,162,687
                                            ============    ============    ============    ============    ============

                                                                 Goldman
                                              JNL/Putnam       Sachs/JNL      Lazard/JNL      Lazard/JNL             PPM
                                                   Value        Growth &       Small Cap         Mid Cap     America/JNL
                                                  Equity          Income           Value           Value        Balanced
                                                                        1               1               1
                                                  Series          Series          Series          Series          Series
                                                  ------          ------          ------          ------          ------

Investment income
    Dividends ...........................   $  1,272,530    $     17,116    $     12,007    $     17,464    $    417,257
   Interest .............................        144,516           3,107           8,258           5,634       1,290,946
   Foreign tax withholding ..............         (4,477)            (57)            (74)           (636)           --
                                              ----------      ----------      ----------      ----------         -------
Total investment income .................      1,412,569          20,166          20,191          22,462       1,708,203
                                              ----------      ----------      ----------      ----------         -------

Expenses
   Investment advisory fees .............        627,110           8,127          17,493          14,120         265,926
   Custodian fees .......................         29,583           4,678           4,757           4,735          11,497
   Portfolio accounting fees ............         13,001           5,520           5,520           5,520           4,924
   Professional fees ....................         11,132           3,186           3,186           3,186           8,455
   Other ................................         10,188           1,080           1,080           1,080          17,470
                                              ----------      ----------      ----------      ----------         -------
Total operating expenses ................        691,014          22,591          32,036          28,641         308,272
Less:
   Reimbursement from Adviser ...........           --            13,146          12,044          12,348           3,694
                                              ----------      ----------      ----------      ----------         -------
Net expenses ............................        691,014           9,445          19,992          16,293         304,578
                                              ----------      ----------      ----------      ----------         -------
Net investment income (loss) ............        721,555          10,721             199           6,169       1,403,625
                                              ----------      ----------      ----------      ----------         -------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ..........................      4,914,706          17,608          62,456         (19,459)      1,695,502
   Foreign currency related items .......              7            --              --              --              --
   Options written ......................           --            17,511            --              --              --
   Futures contracts ....................           --              --              --              --              --
Net change in unrealized appreciation
   (depreciation) on:
   Investments ..........................      3,999,682        (148,520)       (247,680)       (148,856)      1,965,414
   Futures contracts and foreign currency
      related items .....................           --              (758)           --              --              --
   Options written ......................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net realized and unrealized gains
    (losses) ............................      8,914,395        (114,159)       (185,224)       (168,315)      3,660,916
                                              ----------      ----------      ----------      ----------         -------

Net increase (decrease) in net assets
  resulting from operations .............   $  9,635,950    $   (103,438)   $   (185,025)   $   (162,146)   $  5,064,541
                                            ============    ============    ============    ============    ============

                                                     PPM             PPM                                         Salomon
                                             America/JNL     America/JNL         Salomon         Salomon    Brothers/JNL
                                              High Yield           Money    Brothers/JNL    Brothers/JNL      High Yield
                                                    Bond          Market        Balanced     Global Bond            Bond
                                                                                        1                               1
                                                  Series          Series          Series          Series          Series
                                                  ------          ------          ------          ------          ------

Investment income
    Dividends ...........................   $     44,107    $       --      $      6,951    $       --      $       --
   Interest .............................      3,754,967       1,368,798          19,297       1,667,957         137,906
   Foreign tax withholding ..............           --              --               (91)           (318)           --
                                              ----------      ----------      ----------      ----------         -------
Total investment income .................      3,799,074       1,368,798          26,157       1,667,639         137,906
                                              ----------      ----------      ----------      ----------         -------

Expenses
   Investment advisory fees .............        296,438         144,790           3,991         177,460          13,861
   Custodian fees .......................         10,088           7,801           4,640          12,453           4,763
   Portfolio accounting fees ............         12,759          12,776           5,520           4,370           5,520
   Professional fees ....................          8,864           6,492           3,186           5,723           3,186
   Other ................................          7,093           5,927           1,080           5,451           1,080
                                              ----------      ----------      ----------      ----------         -------
Total operating expenses ................        335,242         177,786          18,417         205,457          28,410
Less:
   Reimbursement from Adviser ...........           --             1,184          13,677          16,519          11,950
                                              ----------      ----------      ----------      ----------         -------
Net expenses ............................        335,242         176,602           4,740         188,938          16,460
                                              ----------      ----------      ----------      ----------         -------
Net investment income (loss) ............      3,463,832       1,192,196          21,417       1,478,701         121,446
                                              ----------      ----------      ----------      ----------         -------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ..........................      1,923,509            --               597         187,121              52
   Foreign currency related items .......           --              --                (1)         37,471            --
   Options written ......................           --              --              --              --              --
   Futures contracts ....................           --              --              --              --              --
Net change in unrealized appreciation
   (depreciation) on:
   Investments ..........................     (1,721,359)           --            (3,152)       (733,541)        (47,576)
   Futures contracts and foreign currency
      related items .....................           --              --              --           (14,264)           --
   Options written ......................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net realized and unrealized gains
    (losses) ............................        202,150            --            (2,556)       (523,213)        (47,524)
                                              ----------      ----------      ----------      ----------         -------

Net increase (decrease) in net assets
  resulting from operations .............   $  3,665,982    $  1,192,196    $     18,861    $    955,488    $     73,922
                                            ============    ============    ============    ============    ============

                                JNL SERIES TRUST
                STATEMENTS OF OPERATIONS (UNAUDITED) (continued)
                     For the Six Months Ended June 30, 1998


                                                     PPM                                         Salomon
                                             America/JNL         Salomon         Salomon    Brothers/JNL
                                                   Money    Brothers/JNL    Brothers/JNL      High Yield
                                                  Market        Balanced     Global Bond            Bond
                                                                        1                               1
                                                  Series          Series          Series          Series
                                                  ------          ------          ------          ------
 Investment income
     Dividends ...........................  $       --      $      6,951    $       --      $       --
    Interest .............................     1,368,798          19,297       1,667,957         137,906
    Foreign tax withholding ..............          --               (91)           (318)           --
                                              ----------      ----------      ----------         -------
 Total investment income .................     1,368,798          26,157       1,667,639         137,906
                                              ----------      ----------      ----------         -------

 Expenses
    Investment advisory fees .............       144,790           3,991         177,460          13,861
    Custodian fees .......................         7,801           4,640          12,453           4,763
    Portfolio accounting fees ............        12,776           5,520           4,370           5,520
    Professional fees ....................         6,492           3,186           5,723           3,186
    Other ................................         5,927           1,080           5,451           1,080
                                              ----------      ----------      ----------         -------
 Total operating expenses ................       177,786          18,417         205,457          28,410
 Less:
    Reimbursement from Adviser ...........         1,184          13,677          16,519          11,950
                                              ----------      ----------      ----------         -------
 Net expenses ............................       176,602           4,740         188,938          16,460
                                              ----------      ----------      ----------         -------
 Net investment income (loss) ............     1,192,196          21,417       1,478,701         121,446
                                              ----------      ----------      ----------         -------

 Realized and unrealized gains (losses)
 Net realized gain (loss) on:
    Investments ..........................          --               597         187,121              52
    Foreign currency related items .......          --                (1)         37,471            --
    Options written ......................          --              --              --              --
    Futures contracts ....................          --              --              --              --
 Net change in unrealized appreciation
    (depreciation) on:
    Investments ..........................          --            (3,152)       (733,541)        (47,576)
    Futures contracts and foreign currency
       related items .....................          --              --           (14,264)           --
    Options written ......................          --              --              --              --
                                              ----------      ----------      ----------         -------
 Net realized and unrealized gains
     (losses) ............................          --            (2,556)       (523,213)        (47,524)
                                              ----------      ----------      ----------         -------

 Net increase (decrease) in net assets
   resulting from operations .............  $  1,192,196    $     18,861    $    955,488    $     73,922
                                            ============    ============    ============    ============

------------------------------------------
1
 Period from March 2, 1998 (commencement of operations).
2
 Period from April 1, 1998 (commencement of operations).
3
 Period from April 8, 1998 (commencement of operations).
4
 Period from April 9, 1998 (commencement of operations).
5
 Period from April 13, 1998 (commencement of operations).
6
 Period from April 15, 1998 (commencement of operations).

                       See notes to financial statements.


                                                                                T. Rowe
                                                 Salomon         T. Rowe      Price/JNL          T. Rowe
                                            Brothers/JNL       Price/JNL  International        Price/JNL         JNL/S&P
                                         U.S. Government     Established         Equity          Mid-Cap    Conservative
                                          & Quality Bond          Growth     Investment           Growth          Growth
                                                                                                                        4
                                                  Series          Series         Series           Series        Series I
                                                  ------          ------         ------           ------        --------

Investment income
    Dividends ...........................   $       --      $    864,990    $  1,165,332    $    198,320    $        345
   Interest .............................      1,037,374         246,583          83,752         326,187            --
   Foreign tax withholding ..............           --           (33,660)       (141,015)           (362)           --
                                              ----------      ----------      ----------      ----------         -------
Total investment income .................      1,037,374       1,077,913       1,108,069         524,145             345
                                              ----------      ----------      ----------      ----------         -------

Expenses
   Investment advisory fees .............        108,051         650,335         470,460         709,266             271
   Custodian fees .......................          5,234          23,072          50,425          15,083            --
   Portfolio accounting fees ............         12,084          13,068          21,201          13,252            --
   Professional fees ....................          7,256          11,695           9,993          11,858            --
   Other ................................          3,954          11,755           7,151          12,133            --
                                              ----------      ----------      ----------      ----------         -------
Total operating expenses ................        136,579         709,925         559,230         761,592             271
Less:
   Reimbursement from Adviser ...........          5,812            --            28,716            --              --
                                              ----------      ----------      ----------      ----------         -------
Net expenses ............................        130,767         709,925         530,514         761,592             271
                                              ----------      ----------      ----------      ----------         -------
Net investment income (loss) ............        906,607         367,988         577,555        (237,447)             74
                                              ----------      ----------      ----------      ----------         -------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ..........................         76,383       6,599,894        (538,921)      7,147,419             (16)
   Foreign currency related items .......           --           (36,277)         21,682               1            --
   Options written ......................           --              --              --              --              --
   Futures contracts ....................           --              --              --              --              --
Net change in unrealized appreciation
   (depreciation) on:
   Investments ..........................        170,347      16,310,837      10,577,225      15,556,237          25,653
   Futures contracts and foreign currency
      related items .....................           --               413            (450)              3            --
   Options written ......................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net realized and unrealized gains
    (losses) ............................        246,730      22,874,867      10,059,536      22,703,660          25,637
                                              ----------      ----------      ----------      ----------         -------

Net increase (decrease) in net assets
  resulting from operations .............   $  1,153,337    $ 23,242,855    $ 10,637,091    $ 22,466,213    $     25,711
                                            ============    ============    ============    ============    ============


                                                                                 JNL/S&P                         JNL/S&P
                                                 JNL/S&P         JNL/S&P            Very         JNL/S&P          Equity
                                                Moderate      Aggressive      Aggressive          Equity      Aggressive
                                                  Growth          Growth          Growth          Growth          Growth
                                                        3               3               2               5                6
                                                Series I        Series I        Series I        Series I        Series I
                                                --------        --------        --------        --------        --------

Investment income
    Dividends ...........................   $       --      $       --      $       --      $       --      $       --
   Interest .............................           --              --              --              --              --
   Foreign tax withholding ..............           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Total investment income .................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------

Expenses
   Investment advisory fees .............            284             184              96             216              94
   Custodian fees .......................           --              --              --              --              --
   Portfolio accounting fees ............           --              --              --              --              --
   Professional fees ....................           --              --              --              --              --
   Other ................................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Total operating expenses ................            284             184              96             216              94
Less:
   Reimbursement from Adviser ...........           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net expenses ............................            284             184              96             216              94
                                              ----------      ----------      ----------      ----------         -------
Net investment income (loss) ............           (284)           (184)            (96)           (216)            (94)
                                              ----------      ----------      ----------      ----------         -------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ..........................           (348)             (3)           (933)         (1,720)             (5)
   Foreign currency related items .......           --              --              --              --              --
   Options written ......................           --              --              --              --              --
   Futures contracts ....................           --              --              --              --              --
Net change in unrealized appreciation
   (depreciation) on:
   Investments ..........................         31,777          28,431          24,680           5,655          18,382
   Futures contracts and foreign currency
      related items .....................           --              --              --              --              --
   Options written ......................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net realized and unrealized gains
    (losses) ............................         31,429          28,428          23,747           3,935          18,377
                                              ----------      ----------      ----------      ----------         -------

Net increase (decrease) in net assets
  resulting from operations .............   $     31,145    $     28,244    $     23,651    $      3,719    $     18,283
                                            ============    ============    ============    ============    ============

                                                                                                 JNL/S&P
                                                  JNL/S&P         JNL/S&P        JNL/S&P            Very          JNL/S&P
                                             Conservative        Moderate     Aggressive      Aggressive           Equity
                                                   Growth          Growth         Growth          Growth           Growth
                                                         5               5              5               5                5
                                                Series II       Series II      Series II       Series II        Series II
                                                ---------       ---------      ---------       ---------        ---------

Investment income
    Dividends ...........................   $       --      $       --      $       --      $       --      $       --
   Interest .............................           --              --              --              --              --
   Foreign tax withholding ..............           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Total investment income .................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------

Expenses
   Investment advisory fees .............            900             586              98              92             110
   Custodian fees .......................           --              --              --              --              --
   Portfolio accounting fees ............           --              --              --              --              --
   Professional fees ....................           --              --              --              --              --
   Other ................................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Total operating expenses ................            900             586              98              92             110
Less:
   Reimbursement from Adviser ...........           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net expenses ............................            900             586              98              92             110
                                              ----------      ----------      ----------      ----------         -------
Net investment income (loss) ............           (900)           (586)            (98)            (92)           (110)
                                              ----------      ----------      ----------      ----------         -------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ..........................           (452)           (368)            (20)            (63)            (93)
   Foreign currency related items .......           --              --              --              --              --
   Options written ......................           --              --              --              --              --
   Futures contracts ....................           --              --              --              --              --
Net change in unrealized appreciation
   (depreciation) on:
   Investments ..........................        (17,551)         (5,438)         (1,265)          4,364            (755)
   Futures contracts and foreign currency
      related items .....................           --              --              --              --              --
   Options written ......................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net realized and unrealized gains
    (losses) ............................        (18,003)         (5,806)         (1,285)          4,301            (848)
                                              ----------      ----------      ----------      ----------         -------

Net increase (decrease) in net assets
  resulting from operations .............   $    (18,903)   $     (6,392)   $     (1,383)   $      4,209    $       (958)
                                            ============    ============    ============    ============    ============

                                JNL SERIES TRUST
                STATEMENTS OF OPERATIONS (UNAUDITED) (continued)
                     For the Six Months Ended June 30, 1998


                                                                 JNL/S&P                           JNL/S&P
                                                 JNL/S&P            Very          JNL/S&P           Equity
                                              Aggressive      Aggressive           Equity       Aggressive
                                                  Growth          Growth           Growth           Growth
                                                        5               5                5                5
                                               Series II       Series II        Series II        Series II
                                               ---------       ---------        ---------        ---------

Investment income                           $       --      $       --      $       --        $       --
   Dividends ...........................           --              --              --                --
   Interest .............................           --              --              --                --
   Foreign tax withholding ..............     ----------      ----------         -------        ----------
                                                    --              --              --                --
Total investment income .................     ----------      ----------         -------        ----------


Expenses                                              98              92             110                91
   Investment advisory fees .............           --              --              --                --
   Custodian fees .......................           --              --              --                --
   Portfolio accounting fees ............           --              --              --                --
   Professional fees ....................           --              --              --                --
   Other ................................     ----------      ----------         -------        ----------
                                                      98              92             110                91
Total operating expenses ................
Less:                                               --              --              --                --
   Reimbursement from Adviser ...........     ----------      ----------         -------        ----------
                                                      98              92             110                91
Net expenses ............................     ----------      ----------         -------        ----------
                                                     (98)            (92)           (110)              (91)
Net investment income (loss) ............     ----------      ----------         -------        ----------

Realized and unrealized gains (losses)
Net realized gain (loss) on:                         (20)            (63)            (93)              (82)
   Investments ..........................           --              --              --                --
   Foreign currency related items .......           --              --              --                --
   Options written ......................           --              --              --                --
   Futures contracts ....................
Net change in unrealized appreciation
   (depreciation) on:                             (1,265)          4,364            (755)             (808)
   Investments ..........................
   Futures contracts and foreign currency           --              --              --                --
      related items .....................           --              --              --                --
   Options written ......................     ----------      ----------         -------        ----------

Net realized and unrealized gains                 (1,285)          4,301            (848)             (890)
    (losses) ............................     ----------      ----------         -------        ----------

Net increase (decrease) in net assets
  resulting from operations .............   $     (1,383)   $      4,209    $       (958)     $       (981)
                                            ============    ============    ============      ============

-----------------------------------------
5
  Period from April 13, 1998 (commencement of operations).


                       See notes to financial statements.

                                JNL SERIES TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                 JNL Aggressive Growth Series       JNL Capital Growth Series
                                                                 ----------------------------      ---------------------------

                                                                 Six months                        Six months
                                                                      ended       Year ended            ended       Year ended
                                                                   June 30,     December 31,         June 30,     December 31,
                                                                       1998             1997             1998             1997
                                                                 ----------     ------------       ----------     ------------
Operations:
   Net investment income (loss) ...........................   $    (169,905)   $     224,729    $    (285,369)   $    (173,959)
   Net realized gain (loss) on:
      Investments .........................................       6,492,296        3,158,027        6,662,266          250,781
      Foreign currency related
         items ............................................          50,587          149,464          (62,400)        (105,156)
      Futures contracts ...................................            --               --               --               --
   Net change in unrealized appreciation (depreciation) on:
      Investments .........................................      18,956,376        3,997,177        7,029,407       10,161,826
      Futures contracts and foreign
         currency related items ...........................         (24,426)          (5,389)        (101,005)          55,218
                                                                 ----------        ---------       ----------       ----------
   Net increase in net assets
      from operations .....................................      25,304,928        7,524,008       13,242,899       10,188,710
                                                                 ----------        ---------       ----------       ----------

Distributions to shareholders:
   From net investment income .............................            --               --               --            (82,884)
   From net realized gains on
      investment transactions .............................            --         (2,833,974)            --           (157,215)
   Return of capital ......................................            --               --               --           (331,198)
                                                                 ----------        ---------       ----------       ----------
   Total distributions to
      shareholders ........................................            --         (2,833,974)            --           (571,297)
                                                                 ----------        ---------       ----------       ----------

Share transactions:
   Proceeds from the sale of
      shares ..............................................      27,740,216       54,409,351       19,097,454       40,823,421
   Reinvestment of distributions ..........................            --          2,776,615             --            557,860
   Cost of shares redeemed ................................     (14,656,371)     (12,560,301)     (11,691,895)     (14,196,046)
                                                                 ----------        ---------       ----------       ----------
   Net increase in net assets
      from share transactions .............................      13,083,845       44,625,665        7,405,559       27,185,235
                                                                 ----------        ---------       ----------       ----------

Net increase in net assets ................................      38,388,773       49,315,699       20,648,458       36,802,648
Net assets beginning of
   period .................................................      78,870,344       29,554,645       73,748,799       36,946,151
                                                                 ----------        ---------       ----------       ----------

Net assets end of period ..................................   $ 117,259,117    $  78,870,344    $  94,397,257    $  73,748,799
                                                              =============    =============    =============    =============

Undistributed net
   investment income (loss) ...............................   $     211,706    $     381,611    $    (303,154)   $     (17,785)
                                                              =============    =============    =============    =============



                                                                  JNL Global Equities Series
                                                                 ---------------------------

                                                                 Six months
                                                                      ended       Year ended
                                                                   June 30,     December 31,
                                                                       1998             1997
                                                                 ----------     ------------
Operations:
   Net investment income (loss) ...........................   $     553,451    $     350,018
   Net realized gain (loss) on:
      Investments .........................................       4,507,685        2,328,631
      Foreign currency related
         items ............................................         173,745        1,151,326
      Futures contracts ...................................          21,500             --
   Net change in unrealized appreciation (depreciation) on:
      Investments .........................................      37,356,219       10,283,961
      Futures contracts and foreign
         currency related items ...........................         (57,824)        (207,133)
                                                                 ----------       ----------
   Net increase in net assets
      from operations .....................................      42,554,776       13,906,803
                                                                 ----------       ----------


Distributions to shareholders:
   From net investment income .............................            --               --
   From net realized gains on
      investment transactions .............................            --         (5,237,204)
   Return of capital ......................................            --               --
                                                                 ----------       ----------
   Total distributions to
      shareholders ........................................            --         (5,237,204)
                                                                 ----------       ----------


Share transactions:
   Proceeds from the sale of
      shares ..............................................      40,844,185      109,725,346
   Reinvestment of distributions ..........................            --          5,176,815
   Cost of shares redeemed ................................     (15,206,535)     (21,159,959)
                                                                 ----------       ----------
   Net increase in net assets
      from share transactions .............................      25,637,650       93,742,202
                                                                 ----------       ----------


Net increase in net assets ................................      68,192,426      102,411,801
Net assets beginning of
   period .................................................     151,050,275       48,638,474
                                                                 ----------       ----------


Net assets end of period ..................................   $ 219,242,701    $ 151,050,275
                                                              =============    =============


Undistributed net
   investment income (loss) ...............................   $   1,187,267    $     633,816
                                                              =============    =============

----------------------------------------
* Commencement of operations.

                     See notes to the financial statements.

                                                                                                 JNL/Alliance   JNL/Eagle Core
                                                                   JNL/Alger Growth Series      Growth Series    Equity Series
                                                                 ---------------------------    -------------   --------------

                                                                 Six months                       Period from       Six months
                                                                      ended       Year ended         March 2,            ended
                                                                   June 30,     December 31,         1998* to         June 30,
                                                                       1998             1997    June 30, 1998             1998
                                                                 ----------     ------------    -------------   --------------
Operations:
   Net investment income (loss) ...........................   $     (41,932)   $     (44,675)   $       1,788    $      88,867
   Net realized gain (loss) on:
      Investments .........................................       3,686,984        5,005,844           36,435          197,249
      Foreign currency related
         items ............................................            --               --               --               --
      Futures contracts ...................................            --               --               --               --
   Net change in unrealized appreciation (depreciation) on:
      Investments .........................................      20,128,944        8,093,212          236,521        1,214,149
      Futures contracts and foreign
         currency related items ...........................            --               --               --                 (2)
                                                                 ----------       ----------          -------        ---------
   Net increase in net assets
      from operations .....................................      23,773,996       13,054,381          274,744        1,500,263
                                                                 ----------       ----------          -------        ---------

Distributions to shareholders:
   From net investment income .............................            --               --               --               --
   From net realized gains on
      investment transactions .............................            --         (3,165,534)            --               --
   Return of capital ......................................            --               --               --               --
                                                                 ----------       ----------          -------        ---------
   Total distributions to
      shareholders ........................................            --         (3,165,534)            --               --
                                                                 ----------       ----------          -------        ---------

Share transactions:
   Proceeds from the sale of
      shares ..............................................      29,528,450       45,948,085        2,281,766       12,681,804
   Reinvestment of distributions ..........................            --          3,096,106             --               --
   Cost of shares redeemed ................................     (11,976,563)     (11,308,282)          (3,679)      (2,479,709)
                                                                 ----------       ----------          -------        ---------
   Net increase in net assets
      from share transactions .............................      17,551,887       37,735,909        2,278,087       10,202,095
                                                                 ----------       ----------          -------        ---------

Net increase in net assets ................................      41,325,883       47,624,756        2,552,831       11,702,358
Net assets beginning of
   period .................................................      85,876,847       38,252,091             --         11,896,468
                                                                 ----------       ----------          -------        ---------

Net assets end of period ..................................   $ 127,202,730    $  85,876,847    $   2,552,831    $  23,598,826
                                                              =============    =============    =============    =============

Undistributed net
   investment income (loss) ...............................   $     (41,932)   $        --      $       1,788    $      89,000
                                                              =============    =============    =============    =============

                                                             JNL/Eagle Core           JNL/Eagle SmallCap
                                                              Equity Series              Equity Series
                                                             --------------       ---------------------------
                                                                                  Six months
                                                                 Year ended            ended      Year ended
                                                               December 31,         June 30,     December 31,
                                                                       1997             1998             1997
                                                             --------------       ----------     ------------

Operations:
   Net investment income (loss) ...........................   $      67,995    $     (53,926)   $     (40,539)
   Net realized gain (loss) on:
      Investments .........................................         233,207          344,219          247,335
      Foreign currency related
         items ............................................            --               --                 (2)
      Futures contracts ...................................            --               --               --
   Net change in unrealized appreciation (depreciation) on:
      Investments .........................................       1,423,310          603,257        1,221,736
      Futures contracts and foreign
         currency related items ...........................               2             --               --
                                                                  ---------       ----------        ---------
   Net increase in net assets
      from operations .....................................       1,724,514          893,550        1,428,530
                                                                  ---------       ----------        ---------

Distributions to shareholders:
   From net investment income .............................         (67,862)            --               --
   From net realized gains on
      investment transactions .............................        (190,309)            --               --
   Return of capital ......................................            --               --               --
                                                                  ---------       ----------        ---------
   Total distributions to
      shareholders ........................................        (258,171)            --               --
                                                                  ---------       ----------        ---------

Share transactions:
   Proceeds from the sale of
      shares ..............................................       8,561,855       16,544,534       12,054,510
   Reinvestment of distributions ..........................         227,752             --               --
   Cost of shares redeemed ................................        (313,679)      (5,414,646)      (1,933,750)
                                                                  ---------       ----------        ---------
   Net increase in net assets
      from share transactions .............................       8,475,928       11,129,888       10,120,760
                                                                  ---------       ----------        ---------

Net increase in net assets ................................       9,942,271       12,023,438       11,549,290
Net assets beginning of
   period .................................................       1,954,197       13,493,379        1,944,089
                                                                  ---------       ----------        ---------

Net assets end of period ..................................   $  11,896,468    $  25,516,817    $  13,493,379
                                                              =============    =============    =============

Undistributed net
   investment income (loss) ...............................   $         133    $     (53,536)   $         390
                                                              =============    =============    =============


                                JNL SERIES TRUST
          STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)

                                                                 JNL/JPM
                                                              International         JNL/PIMCO
                                                               & Emerging         Total Return
                                                             Markets Series        Bond Series        JNL/Putnam Growth Series
                                                             --------------       --------------   ------------------------------
                                                                Period from          Period from   Six months
                                                                   March 2,             March 2,        ended          Year ended
                                                                   1998* to             1998* to     June 30,        December 31,
                                                              June 30, 1998        June 30, 1998         1998                1997
                                                              -------------        -------------   ----------        ------------
 Operations:
    Net investment income (loss) ...........................   $      35,083    $      51,790    $     (15,084)    $     169,636
    Net realized gain (loss) on:
       Investments .........................................         170,703          (15,820)       2,517,389         1,060,161
       Foreign currency related
          items ............................................         (20,086)            --               --                  (4)
       Futures contracts ...................................            --               --               --                --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................         (80,350)          73,864       19,660,382        10,282,868
       Futures contracts and foreign
          currency related items ...........................          10,215             --               --                --
                                                                   ---------        ---------       ----------        ----------
    Net increase in net assets
       from operations .....................................         115,565          109,834       22,162,687        11,512,661
                                                                   ---------        ---------       ----------        ----------

 Distributions to shareholders:
    From net investment income .............................            --               --               --             (84,366)
    From net realized gains on
       investment transactions .............................            --               --               --          (1,494,204)
    Return of capital ......................................            --               --               --                --
                                                                   ---------        ---------       ----------        ----------
    Total distributions to
       shareholders ........................................            --               --               --          (1,578,570)
                                                                   ---------        ---------       ----------        ----------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................       5,015,805        3,626,769       43,250,420        73,766,092
    Reinvestment of distributions ..........................            --               --               --           1,560,371
    Cost of shares redeemed ................................          (2,042)          (5,252)     (11,522,900)      (24,451,617)
                                                                   ---------        ---------       ----------        ----------
    Net increase in net assets
       from share transactions .............................       5,013,763        3,621,517       31,727,520        50,874,846
                                                                   ---------        ---------       ----------        ----------

 Net increase in net assets ................................       5,129,328        3,731,351       53,890,207        60,808,937
 Net assets beginning of
    period .................................................            --               --         83,612,452        22,803,515

                                                                   ---------        ---------       ----------        ----------
 Net assets end of period ..................................   $   5,129,328    $   3,731,351    $ 137,502,659     $  83,612,452
                                                               =============    =============    =============     =============

 Undistributed net
    investment income (loss) ...............................   $      35,083    $      51,790    $      70,182     $      85,266
                                                               =============    =============    =============     =============



                                                                       JNL/Putnam Value
                                                                         Equity Series
                                                                  --------------------------

                                                                  Six months
                                                                       ended      Year ended
                                                                    June 30,    December 31,
                                                                        1998            1997
                                                                  ----------     -----------

 Operations:
    Net investment income (loss) ...........................  $     721,555   $     795,372
    Net realized gain (loss) on:
       Investments .........................................      4,914,706       4,469,530
       Foreign currency related
          items ............................................              7              (3)
       Futures contracts ...................................           --              --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................      3,999,682       3,766,196
       Futures contracts and foreign
          currency related items ...........................           --              --
                                                                  ---------       ---------
    Net increase in net assets
       from operations .....................................      9,635,950       9,031,095
                                                                  ---------       ---------

 Distributions to shareholders:
    From net investment income .............................           --          (792,740)
    From net realized gains on
       investment transactions .............................           --        (4,348,955)
                                                                                 ----------
    Return of capital ......................................           --              --
    Total distributions to
       shareholders ........................................           --        (5,141,695)
                                                                                 ----------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................     59,674,356      87,596,492
    Reinvestment of distributions ..........................           --         5,112,708
    Cost of shares redeemed ................................    (10,733,739)     (5,794,256)
                                                                -----------      ----------
    Net increase in net assets
       from share transactions .............................     48,940,617      86,914,944
                                                                 ----------      ----------

 Net increase in net assets ................................     58,576,567      90,804,344
                                                                 ----------      ----------
 Net assets beginning of
    period .................................................    108,565,022      17,760,678
                                                                -----------      ----------

 Net assets end of period ..................................  $ 167,141,589   $ 108,565,022
                                                              =============   =============

 Undistributed net
    investment income (loss) ...............................  $     729,456   $       7,901
                                                              =============   =============

----------------------------------------
* Commencement of operations.

                     See notes to the financial statements.

                                                                    Goldman
                                                                  Sachs/JNL      Lazard/JNL      Lazard/JNL
                                                                   Growth &       Small Cap         Mid Cap
                                                              Income Series    Value Series    Value Series
                                                              -------------   -------------   -------------
                                                                Period from     Period from     Period from
                                                                   March 2,        March 2,        March 2,
                                                                   1998* to        1998* to        1998* to
                                                              June 30, 1998   June 30, 1998   June 30, 1998
                                                              -------------   -------------   -------------
 Operations:
    Net investment income (loss) ...........................   $     10,721    $        199    $      6,169
    Net realized gain (loss) on:
       Investments .........................................         17,608          62,456         (19,459)
       Foreign currency related
          items ............................................           --              --              --
       Futures contracts ...................................         17,511            --              --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................       (148,520)       (247,680)       (148,856)
       Futures contracts and foreign
          currency related items ...........................           (758)           --              --
                                                               ------------    ------------    ------------
    Net increase in net assets
       from operations .....................................       (103,438)       (185,025)       (162,146)
                                                               ------------    ------------    ------------

 Distributions to shareholders:
    From net investment income .............................           --              --              --
    From net realized gains on
       investment transactions .............................           --              --              --
    Return of capital ......................................           --              --              --
                                                               ------------    ------------    ------------
    Total distributions to
       shareholders ........................................           --              --              --
                                                               ------------    ------------    ------------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................      3,379,852       5,115,890       4,731,613
    Reinvestment of distributions ..........................           --              --              --
    Cost of shares redeemed ................................        (31,535)         (1,926)        (19,031)
                                                               ------------    ------------    ------------
    Net increase in net assets
       from share transactions .............................      3,348,317       5,113,964       4,712,582
                                                               ------------    ------------    ------------

 Net increase in net assets ................................      3,244,879       4,928,939       4,550,436
 Net assets beginning of
    period .................................................           --              --              --
                                                               ------------    ------------    ------------

 Net assets end of period ..................................   $  3,244,879    $  4,928,939    $  4,550,436
                                                               ============    ============    ============

 Undistributed net
    investment income (loss) ...............................   $     10,721    $        199    $      6,169
                                                               ============    ============    ============

                                                                       PPM America/JNL                PPM America/JNL
                                                                       Balanced Series             High Yield Bond Series
                                                                 --------------------------      --------------------------
                                                                 Six months                      Six months
                                                                      ended      Year ended           ended      Year ended
                                                                   June 30,    December 31,        June 30,    December 31,
                                                                       1998            1997            1998            1997
                                                                 ----------   ------------       ----------   -------------
 Operations:
   Net investment income (loss) ...........................   $  1,403,625    $  1,540,576    $  3,463,832    $  3,007,939
    Net realized gain (loss) on:
       Investments .........................................      1,695,502       2,477,967       1,923,509       1,066,669
       Foreign currency related
          items ............................................           --              --              --              --
       Futures contracts ...................................           --              --              --              --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................      1,965,414       2,991,325      (1,721,359)      1,355,284
       Futures contracts and foreign
          currency related items ...........................           --              --              --              --
                                                               ------------    ------------    ------------    ------------
    Net increase in net assets
       from operations .....................................      5,064,541       7,009,868       3,665,982       5,429,892
                                                               ------------    ------------    ------------    ------------

 Distributions to shareholders:
    From net investment income .............................           --        (1,524,222)           --        (3,009,722)
    From net realized gains on
       investment transactions .............................           --        (2,918,420)           --        (1,036,946)
    Return of capital ......................................           --              --              --              --
                                                               ------------    ------------    ------------    ------------
    Total distributions to
       shareholders ........................................           --        (4,442,642)           --        (4,046,668)
                                                               ------------    ------------    ------------    ------------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................     24,168,003      33,426,507      41,276,956      51,335,721
    Reinvestment of distributions ..........................           --         4,400,386            --         4,011,473
    Cost of shares redeemed ................................     (5,148,310)     (5,118,205)    (10,428,080)     (7,415,150)
                                                               ------------    ------------    ------------    ------------
    Net increase in net assets
       from share transactions .............................     19,019,693      32,708,688      30,848,876      47,932,044
                                                               ------------    ------------    ------------    ------------

 Net increase in net assets ................................     24,084,234      35,275,914      34,514,858      49,315,268
                                                               ------------    ------------    ------------    ------------
 Net assets beginning of
    period .................................................     59,694,491      24,418,577      62,711,664      13,396,396
                                                               ------------    ------------    ------------    ------------

 Net assets end of period ..................................   $ 83,778,725    $ 59,694,491    $ 97,226,522    $ 62,711,664
                                                               ============    ============    ============    ============

 Undistributed net
    investment income (loss) ...............................   $  1,414,878    $     11,253    $  3,468,090    $      4,258
                                                               ============    ============    ============    ============

                                JNL SERIES TRUST
          STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)


                                                                                                    Salomon
                                                                                               Brothers/JNL
                                                                        PPM America/JNL            Balanced
                                                                      Money Market Series            Series
                                                                 --------------------------   -------------
                                                                 Six months                     Period from
                                                                      ended      Year ended        March 2,
                                                                   June 30,    December 31,        1998* to
                                                                       1998            1997   June 30, 1998
                                                                 ----------    ------------   -------------
 Operations:
    Net investment income (loss) ...........................   $  1,192,196    $  1,699,439    $     21,417
    Net realized gain (loss) on:
       Investments .........................................           --              --               597
       Foreign currency related
          items ............................................           --              --                (1)
       Futures contracts ...................................           --              --              --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................           --              --            (3,152)
       Futures contracts and foreign
          currency related items ...........................           --              --              --
                                                               ------------    ------------    ------------
    Net increase in net assets
       from operations .....................................      1,192,196       1,699,439          18,861
                                                               ------------    ------------    ------------

 Distributions to shareholders:
    From net investment income .............................     (1,192,196)     (1,699,439)           --
    From net realized gains on
       investment transactions .............................           --              --              --
    Return of capital ......................................           --              --              --
                                                               ------------    ------------    ------------
    Total distributions to
       shareholders ........................................     (1,192,196)     (1,699,439)           --
                                                               ------------    ------------    ------------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................     61,247,339      87,270,526       2,091,751
    Reinvestment of distributions ..........................      1,192,196       1,658,199            --
    Cost of shares redeemed ................................    (50,407,929)    (70,873,065)        (22,268)
                                                               ------------    ------------    ------------
    Net increase in net assets
       from share transactions .............................     12,031,606      18,055,660       2,069,483
                                                               ------------    ------------    ------------

 Net increase in net assets ................................     12,031,606      18,055,660       2,088,344
 Net assets beginning of
    period .................................................     41,807,847      23,752,187            --
                                                               ------------    ------------    ------------

 Net assets end of period ..................................   $ 53,839,453    $ 41,807,847    $  2,088,344
                                                               ============    ============    ============

 Undistributed net
    investment income (loss) ...............................   $       --      $       --      $     21,417
                                                               ============    ============    ============

                                                                                                    Salomon
                                                                                               Brothers/JNL
                                                                     Salomon Brothers/JNL        High Yield
                                                                      Global Bond Series        Bond Series
                                                                 --------------------------   -------------
                                                                 Six months                     Period from
                                                                      ended      Year ended        March 2,
                                                                   June 30,    December 31,        1998* to
                                                                       1998            1997   June 30, 1998
                                                                 ----------    ------------   -------------
 Operations:
    Net investment income (loss) ...........................   $  1,478,701    $  1,712,722    $    121,446
    Net realized gain (loss) on:
       Investments .........................................        187,121          76,786              52
       Foreign currency related
          items ............................................         37,471          74,761            --
       Futures contracts ...................................           --              --              --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................       (733,541)        677,987         (47,576)
       Futures contracts and foreign
          currency related items ...........................        (14,264)         50,955            --
                                                               ------------    ------------    ------------
    Net increase in net assets
       from operations .....................................        955,488       2,593,211          73,922
                                                               ------------    ------------    ------------

 Distributions to shareholders:
    From net investment income .............................           --        (1,801,495)           --
    From net realized gains on
       investment transactions .............................           --          (164,331)           --
    Return of capital ......................................           --           (33,012)           --
                                                               ------------    ------------    ------------
    Total distributions to
       shareholders ........................................           --        (1,998,838)           --
                                                               ------------    ------------    ------------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................     14,115,635      26,946,293       5,687,613
    Reinvestment of distributions ..........................           --         1,962,974            --
    Cost of shares redeemed ................................     (4,925,176)     (5,261,751)         (9,045)
                                                               ------------    ------------    ------------
    Net increase in net assets
       from share transactions .............................      9,190,459      23,647,516       5,678,568
                                                               ------------    ------------    ------------

 Net increase in net assets ................................     10,145,947      24,241,889       5,752,490
 Net assets beginning of
    period .................................................     36,724,832      12,482,943            --
                                                               ------------    ------------    ------------

 Net assets end of period ..................................   $ 46,870,779    $ 36,724,832    $  5,752,490
                                                               ============    ============    ============

 Undistributed net
    investment income (loss) ...............................   $  1,462,822    $    (15,879)   $    121,446
                                                               ============    ============    ============

----------------------------------------
* Commencement of operations.

                     See notes to the financial statements.


                                                                      Salomon Brothers/JNL
                                                                        U.S. Government                  T. Rowe Price/JNL
                                                                     & Quality Bond Series           Established Growth Series
                                                                  ---------------------------       ---------------------------
                                                                  Six months                        Six months
                                                                       ended       Year ended            ended       Year ended
                                                                    June 30,     December 31,         June 30,     December 31,
                                                                        1998             1997             1998             1997
                                                                  ----------     ------------       ----------     ------------
 Operations:
    Net investment income (loss) ...........................   $     906,607    $   1,013,295    $     367,988    $     334,356
    Net realized gain (loss) on:
       Investments .........................................          76,383           13,329        6,599,894        5,371,177
       Foreign currency related
          items ............................................            --               --            (36,277)         (22,021)
       Futures contracts ...................................            --               --               --               --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................         170,347          639,103       16,310,837       13,594,661
       Futures contracts and foreign
          currency related items ...........................            --               --                413             (785)
                                                               -------------    -------------    -------------    -------------
    Net increase in net assets
       from operations .....................................       1,153,337        1,665,727       23,242,855       19,277,388
                                                               -------------    -------------    -------------    -------------

 Distributions to shareholders:
    From net investment income .............................            --           (965,070)            --           (250,893)
    From net realized gains on
       investment transactions .............................            --            (43,260)            --         (4,612,029)
    Return of capital ......................................            --               --               --               --
                                                               -------------    -------------    -------------    -------------
    Total distributions to
       shareholders ........................................            --         (1,008,330)            --         (4,862,922)
                                                               -------------    -------------    -------------    -------------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................      14,315,614       18,344,542       50,908,579       84,604,291
    Reinvestment of distributions ..........................            --            986,266             --          4,813,632
    Cost of shares redeemed ................................      (5,240,922)      (4,431,412)     (14,979,758)     (12,101,386)
                                                               -------------    -------------    -------------    -------------
    Net increase in net assets
       from share transactions .............................       9,074,692       14,899,396       35,928,821       77,316,537
                                                               -------------    -------------    -------------    -------------

 Net increase in net assets ................................      10,228,029       15,556,793       59,171,676       91,731,003
 Net assets beginning of
    period .................................................      25,388,533        9,831,740      124,021,944       32,290,941
                                                               -------------    -------------    -------------    -------------

 Net assets end of period ..................................   $  35,616,562    $  25,388,533    $ 183,193,620    $ 124,021,944
                                                               =============    =============    =============    =============

 Undistributed net
    investment income (loss) ...............................   $     912,323    $       5,716    $     425,534    $      57,546
                                                               =============    =============    =============    =============

                                                                       T. Rowe Price/JNL
                                                                       International Equity              T. Rowe Price/JNL
                                                                        Investment Series               Mid-Cap Growth Series
                                                                  ---------------------------      ----------------------------
                                                                  Six months                        Six months
                                                                       ended       Year ended            ended       Year ended
                                                                    June 30,     December 31,         June 30,     December 31,
                                                                        1998             1997             1998             1997
                                                                  ----------     ------------      -----------     ------------
Operations:
    Net investment income (loss) ...........................   $     577,555    $     502,649    $    (237,447)   $    (227,852)
    Net realized gain (loss) on:
       Investments .........................................        (538,921)         513,591        7,147,419        3,012,259
       Foreign currency related
          items ............................................          21,682          (43,913)               1           (9,918)
       Futures contracts ...................................            --               --               --               --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................      10,577,225         (279,483)      15,556,237       14,655,100
       Futures contracts and foreign
          currency related items ...........................            (450)          (5,020)               3                3
                                                               -------------    -------------    -------------    -------------
    Net increase in net assets
       from operations .....................................      10,637,091          687,824       22,466,213       17,429,592
                                                               -------------    -------------    -------------    -------------

 Distributions to shareholders:
    From net investment income .............................            --           (531,066)            --               --
    From net realized gains on
       investment transactions .............................            --         (1,459,893)            --         (1,652,413)
    Return of capital ......................................            --               --               --               --
                                                               -------------    -------------    -------------    -------------
    Total distributions to
       shareholders ........................................            --         (1,990,959)            --         (1,652,413)
                                                               -------------    -------------    -------------    -------------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................      10,925,675       38,069,689       40,303,168       76,676,391
    Reinvestment of distributions ..........................            --          1,367,879             --          1,622,324
    Cost of shares redeemed ................................     (11,626,125)      (7,654,114)     (17,006,017)     (14,128,114)
                                                               -------------    -------------    -------------    -------------
    Net increase in net assets
       from share transactions .............................        (700,450)      31,783,454       23,297,151       64,170,601
                                                               -------------    -------------    -------------    -------------

 Net increase in net assets ................................       9,936,641       30,480,319       45,763,364       79,947,780
 Net assets beginning of
    period .................................................      78,684,648       48,204,329      127,052,269       47,104,489
                                                               -------------    -------------    -------------    -------------

 Net assets end of period ..................................   $  88,621,289    $  78,684,648    $ 172,815,633    $ 127,052,269
                                                               =============    =============    =============    =============

 Undistributed net
    investment income (loss) ...............................   $     508,292    $     (69,263)   $    (237,447)   $        --
                                                               =============    =============    =============    =============

                                JNL SERIES TRUST
          STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)


                                                                                                                JNL/S&P
                                                                   JNL/S&P        JNL/S&P        JNL/S&P           Very
                                                              Conservative       Moderate     Aggressive     Aggressive
                                                                    Growth         Growth         Growth         Growth
                                                                  Series I       Series I       Series I       Series I
                                                             -------------  -------------  -------------  -------------
                                                               Period from    Period from    Period from    Period from
                                                                  April 9,       April 8,       April 8,       April 1,
                                                                  1998* to       1998* to       1998* to       1998* to
                                                             June 30, 1998  June 30, 1998  June 30, 1998  June 30, 1998
                                                             -------------  -------------  -------------  -------------
 Operations:
    Net investment income (loss) ...........................   $        74    $      (284)   $      (184)   $       (96)
    Net realized gain (loss) on:
       Investments .........................................           (16)          (348)            (3)          (933)
       Foreign currency related
          items ............................................          --             --             --             --
       Futures contracts ...................................          --             --             --             --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................        25,653         31,777         28,431         24,680
       Futures contracts and foreign
          currency related items ...........................          --             --             --             --
                                                               -----------    -----------    -----------    -----------
    Net increase in net assets
       from operations .....................................        25,711         31,145         28,244         23,651
                                                               -----------    -----------    -----------    -----------

 Distributions to shareholders:
    From net investment income .............................          --             --             --             --
    From net realized gains on
       investment transactions .............................          --             --             --             --
    Return of capital ......................................          --             --             --             --
                                                               -----------    -----------    -----------    -----------
    Total distributions to
       shareholders ........................................          --             --             --             --
                                                               -----------    -----------    -----------    -----------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................     1,739,243      1,717,380      1,001,302        772,532
    Reinvestment of distributions ..........................          --             --             --             --
    Cost of shares redeemed ................................        (1,101)       (26,431)          (326)       (67,315)
                                                               -----------    -----------    -----------    -----------
    Net increase in net assets
       from share transactions .............................     1,738,142      1,690,949      1,000,976        705,217
                                                               -----------    -----------    -----------    -----------

 Net increase in net assets ................................     1,763,853      1,722,094      1,029,220        728,868
 Net assets beginning of
    period .................................................          --             --             --             --
                                                               -----------    -----------    -----------    -----------

 Net assets end of period ..................................   $ 1,763,853    $ 1,722,094    $ 1,029,220    $   728,868
                                                               ===========    ===========    ===========    ===========

 Undistributed net
    investment income (loss) ...............................   $        74    $      (284)   $      (184)   $       (96)
                                                               ===========    ===========    ===========    ===========


                                                                                  JNL/S&P
                                                                   JNL/S&P        Equity
                                                                    Equity     Aggressive
                                                                    Growth         Growth
                                                                  Series I       Series I
                                                             -------------  -------------
                                                               Period from    Period from
                                                                 April 13,      April 15,
                                                                  1998* to       1998* to
                                                             June 30, 1998  June 30, 1998
                                                             -------------  -------------

 Operations:
    Net investment income (loss) ...........................   $      (216)   $       (94)
    Net realized gain (loss) on:
       Investments .........................................        (1,720)            (5)
       Foreign currency related
          items ............................................          --             --
       Futures contracts ...................................          --             --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................         5,655         18,382
       Futures contracts and foreign
          currency related items ...........................          --             --
                                                               -----------    -----------
    Net increase in net assets
       from operations .....................................         3,719         18,283
                                                               -----------    -----------

 Distributions to shareholders:
    From net investment income .............................          --             --
    From net realized gains on
       investment transactions .............................          --             --
    Return of capital ......................................          --             --
                                                               -----------    -----------
    Total distributions to
       shareholders ........................................          --             --
                                                               -----------    -----------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................     1,235,668        606,983
    Reinvestment of distributions ..........................          --             --
    Cost of shares redeemed ................................       (43,887)          (145)
                                                               -----------    -----------
    Net increase in net assets
       from share transactions .............................     1,191,781        606,838
                                                               -----------    -----------

 Net increase in net assets ................................     1,195,500        625,121
 Net assets beginning of
    period .................................................          --             --
                                                               -----------    -----------

 Net assets end of period ..................................   $ 1,195,500    $   625,121
                                                               ===========    ===========

 Undistributed net
    investment income (loss) ...............................   $      (216)   $       (94)
                                                               ===========    ===========

----------------------------------------
* Commencement of operations.

                     See notes to the financial statements.

                                                                                                                JNL/S&P
                                                                   JNL/S&P        JNL/S&P        JNL/S&P           Very
                                                              Conservative       Moderate     Aggressive     Aggressive
                                                                    Growth         Growth         Growth         Growth
                                                                 Series II      Series II      Series II      Series II
                                                             -------------  -------------  -------------  -------------
                                                               Period from    Period from    Period from    Period from
                                                                 April 13,      April 13,      April 13,      April 13,
                                                                  1998* to       1998* to       1998* to       1998* to
                                                             June 30, 1998  June 30, 1998  June 30, 1998  June 30, 1998
                                                             -------------  -------------  -------------  -------------
 Operations:
    Net investment income (loss) ...........................   $      (900)   $      (586)   $       (98)   $       (92)
    Net realized gain (loss) on:
       Investments .........................................          (452)          (368)           (20)           (63)
       Foreign currency related
          items ............................................          --             --             --             --
       Futures contracts ...................................          --             --             --             --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................       (17,551)        (5,438)        (1,265)         4,364
       Futures contracts and foreign
          currency related items ...........................          --             --             --             --
                                                               -----------    -----------    -----------    -----------
    Net increase in net assets
       from operations .....................................       (18,903)        (6,392)        (1,383)         4,209
                                                               -----------    -----------    -----------    -----------

 Distributions to shareholders:
    From net investment income .............................          --             --             --             --
    From net realized gains on
       investment transactions .............................          --             --             --             --
    Return of capital ......................................          --             --             --             --
                                                               -----------    -----------    -----------    -----------
    Total distributions to
       shareholders ........................................          --             --             --             --
                                                               -----------    -----------    -----------    -----------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................     2,379,451      1,701,555        298,228        248,807
    Reinvestment of distributions ..........................          --             --             --             --
    Cost of shares redeemed ................................       (44,162)       (23,930)        (3,293)        (4,422)
                                                               -----------    -----------    -----------    -----------
    Net increase in net assets
       from share transactions .............................     2,335,289      1,677,625        294,935        244,385
                                                               -----------    -----------    -----------    -----------

 Net increase in net assets ................................     2,316,386      1,671,233        293,552        248,594
 Net assets beginning of
    period .................................................          --             --             --             --
                                                               -----------    -----------    -----------    -----------

 Net assets end of period ..................................   $ 2,316,386    $ 1,671,233    $   293,552    $   248,594
                                                               ===========    ===========    ===========    ===========

 Undistributed net
    investment income (loss) ...............................   $      (900)   $      (586)   $       (98)   $       (92)
                                                               ===========    ===========    ===========    ===========


                                                                                  JNL/S&P
                                                                   JNL/S&P         Equity
                                                                    Equity     Aggressive
                                                                    Growth         Growth
                                                                 Series II      Series II
                                                             -------------  -------------
                                                               Period from    Period from
                                                                 April 13,      April 13,
                                                                  1998* to       1998* to
                                                             June 30, 1998  June 30, 1998
                                                             -------------  -------------
 Operations:
    Net investment income (loss) ...........................   $      (110)   $       (91)
    Net realized gain (loss) on:
       Investments .........................................           (93)           (82)
       Foreign currency related
          items ............................................          --             --
       Futures contracts ...................................          --             --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................          (755)          (808)
       Futures contracts and foreign
          currency related items ...........................          --             --
                                                               -----------    -----------
    Net increase in net assets
       from operations .....................................          (958)          (981)
                                                               -----------    -----------

 Distributions to shareholders:
    From net investment income .............................          --             --
    From net realized gains on
       investment transactions .............................          --             --
    Return of capital ......................................          --             --
                                                               -----------    -----------
    Total distributions to
       shareholders ........................................          --             --
                                                               -----------    -----------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................       459,659        242,350
    Reinvestment of distributions ..........................          --             --
    Cost of shares redeemed ................................        (4,492)        (4,384)
                                                               -----------    -----------
    Net increase in net assets
       from share transactions .............................       455,167        237,966
                                                               -----------    -----------

 Net increase in net assets ................................       454,209        236,985
 Net assets beginning of
    period .................................................          --             --
                                                               -----------    -----------

 Net assets end of period ..................................   $   454,209    $   236,985
                                                               ===========    ===========

 Undistributed net
    investment income (loss) ...............................   $      (110)   $       (91)
                                                               ===========    ===========

                                JNL SERIES TRUST
                        FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                Income from Operations
                                                                          ----------------------------------
                                                                                           Net realized &
                                                                                           unrealized gains
                                                        Net Asset          Net             on investments
                                                        value,             investment      & foreign
                                                        beginning          income          currency
Period or Year Ended                                    of period          (loss)          related items
--------------------                                    ---------         -------------    ----------------

JNL Aggressive Growth Series
  Six months ended 6/30/98 ...........................   $   14.53        $  (0.03)      $   4.39
  Year ended 12/31/97 ................................       13.38            0.04           1.65
  Period from 4/1/96 to 12/31/96 .....................       13.13            0.05           1.10
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.01           3.53

JNL Capital Growth Series
  Six months ended 6/30/98 ...........................       16.50           (0.06)          2.90
  Year ended 12/31/97 ................................       14.46           (0.06)          2.23
  Period from 4/1/96 to 12/31/96 .....................       13.86            0.06           0.70
  Period from 5/15/95* to 3/31/96 ....................       10.00             --            4.70

JNL Global Equities Series
  Six months ended 6/30/98 ...........................       17.48            0.06           4.61
  Year ended 12/31/97 ................................       15.20            0.07           2.84
  Period from 4/1/96 to 12/31/96 .....................       13.75            0.03           2.72
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.10           4.02

JNL/Alger Growth Series
  Six months ended 6/30/98 ...........................       13.56           (0.01)          3.42
  Year ended 12/31/97 ................................       11.16           (0.01)          2.93
  Period from 4/1/96 to 12/31/96 .....................       10.38             --            0.78
  Period from 10/16/95* to 3/31/96 ...................       10.00             --            0.38

JNL/Alliance Growth Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.01           1.27

JNL/Eagle Core Equity Series
  Six months ended 6/30/98 ...........................       13.75            0.06           1.39
  Year ended 12/31/97 ................................       10.62            0.08           3.35
  Period from 9/16/96* to 12/31/96 ...................       10.00            0.03           0.62

JNL/Eagle SmallCap Equity Series
  Six months ended 6/30/98 ...........................       14.73           (0.04)          1.28
  Year ended 12/31/97 ................................       11.54           (0.07)          3.26
  Period from 9/16/96* to 12/31/96 ...................       10.00           (0.01)          1.55

JNL/JPM International & Emerging Markets Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.07           0.16

JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.15           0.18




                                                                           Distributions
                                                        ---------------------------------------------------


                                                                           From net
                                                        From net           realized gains
                                                        investment         on investment   Return of
Period or Year Ended                                    income             transactions    Capital
--------------------                                    ----------         --------------  ----------------

JNL Aggressive Growth Series
  Six months ended 6/30/98 ...........................   $    --          $   --         $   --
  Year ended 12/31/97 ................................        --             (0.54)          --
  Period from 4/1/96 to 12/31/96 .....................       (0.05)          (0.71)         (0.14)
  Period from 5/15/95* to 3/31/96 ....................        --             (0.41)          --

JNL Capital Growth Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................       (0.02)          (0.04)         (0.07)
  Period from 4/1/96 to 12/31/96 .....................        --             (0.16)          --
  Period from 5/15/95* to 3/31/96 ....................        --             (0.84)          --

JNL Global Equities Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................        --             (0.63)          --
  Period from 4/1/96 to 12/31/96 .....................       (0.08)          (0.90)         (0.32)
  Period from 5/15/95* to 3/31/96 ....................        --             (0.37)          --

JNL/Alger Growth Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................        --             (0.52)          --
  Period from 4/1/96 to 12/31/96 .....................        --              --             --
  Period from 10/16/95* to 3/31/96 ...................        --              --             --

JNL/Alliance Growth Series
  Period from 3/2/98* to 6/30/98 .....................        --              --             --

JNL/Eagle Core Equity Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................       (0.08)          (0.22)          --
  Period from 9/16/96* to 12/31/96 ...................       (0.03)           --             --

JNL/Eagle SmallCap Equity Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................        --              --             --
  Period from 9/16/96* to 12/31/96 ...................        --              --             --

JNL/JPM International & Emerging Markets Series
  Period from 3/2/98* to 6/30/98 .....................        --              --             --

JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 6/30/98 .....................        --              --             --


--------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended June 30, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.



                                                                                      Ratios and Supplemental Data
                                                                             ---------------------------------------------
                                                                                            Ratio of net    Ratio of net
                                                                                            operating       investment
                                                   Net asset                 Net assets,    expenses to     income to
                                                   value, end  Total Return  end of period  average net     average net    Portfolio
Period or Year Ended                               of period            (a)  (in thousands) assets (b) (c)  assets (b) (c)  turnover
--------------------                               ---------   ------------  -----------------------------  --------------  --------

JNL Aggressive Growth Series
  Six months ended 6/30/98 ....................   $     18.89       30.01 %   $   117,259   1.10 %         (0.35)%          67.57 %
  Year ended 12/31/97 .........................         14.53       12.67 %        78,870   1.10 %          0.39 %         137.26 %
  Period from 4/1/96 to 12/31/96 ..............         13.38        8.72 %        29,555   1.09 %          0.77 %          85.22 %
  Period from 5/15/95* to 3/31/96 .............         13.13       35.78 %         8,527   1.09 %          0.27 %         163.84 %

JNL Capital Growth Series
  Six months ended 6/30/98 ....................         19.34       17.21 %        94,397   1.07 %         (0.70)%          59.38 %
  Year ended 12/31/97 .........................         16.50       15.01 %        73,749   1.10 %         (0.30)%         131.43 %
  Period from 4/1/96 to 12/31/96 ..............         14.46        5.45 %        36,946   1.09 %          0.91 %         115.88 %
  Period from 5/15/95* to 3/31/96 .............         13.86       47.94 %         9,578   1.09 %         (0.49)%         128.56 %

JNL Global Equities Series
  Six months ended 6/30/98 ....................         22.15       26.72 %       219,243   1.14 %          0.60 %          32.13 %
  Year ended 12/31/97 .........................         17.48       19.12 %       151,050   1.15 %          0.33 %          97.21 %
  Period from 4/1/96 to 12/31/96 ..............          15.2       19.99 %        48,638   1.14 %          0.37 %          52.02 %
  Period from 5/15/95* to 3/31/96 .............         13.75       41.51 %        16,141   1.15 %          0.39 %         142.36 %

JNL/Alger Growth Series
  Six months ended 6/30/98 ....................         16.97       25.15 %       127,203   1.05 %         (0.08)%          43.09 %
  Year ended 12/31/97 .........................         13.56       26.20 %        85,877   1.10 %         (0.07)%         125.44 %
  Period from 4/1/96 to 12/31/96 ..............         11.16        7.51 %        38,252   1.07 %         (0.02)%          59.92 %
  Period from 10/16/95* to 3/31/96 ............         10.38        3.80 %         8,649   1.03 %         (0.17)%          50.85 %

JNL/Alliance Growth Series
  Period from 3/2/98* to 6/30/98 ..............         11.28       12.80 %         2,553   0.93 %          0.24 %         142.01 %

JNL/Eagle Core Equity Series
  Six months ended 6/30/98 ....................         15.20       10.55 %        23,599   1.03 %          1.09 %          33.43 %
  Year ended 12/31/97 .........................         13.75       32.35 %        11,896   1.05 %          1.00 %          51.48 %
  Period from 9/16/96* to 12/31/96 ............         10.62        6.47 %         1,954   1.05 %          1.10 %           1.36 %

JNL/Eagle SmallCap Equity Series
  Six months ended 6/30/98 ....................         15.97        8.42 %        25,517   1.10 %         (0.57)%          30.46 %
  Year ended 12/31/97 .........................         14.73       27.64 %        13,493   1.10 %         (0.54)%          60.78 %
  Period from 9/16/96* to 12/31/96 ............         11.54       15.40 %         1,944   1.10 %         (0.26)%          28.01 %

JNL/JPM International & Emerging Markets Series
  Period from 3/2/98* to 6/30/98 ..............         10.23        2.30 %         5,129   1.13 %          2.04 %         129.65 %

JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 6/30/98 ..............         10.33        3.30 %         3,731   0.85 %          4.88 %         371.87 %




                                                      Ratio information assuming
                                                       no expense reimbursement
                                                       or fees paid indirectly
                                                       -----------------------
                                                                    Ratio of net
                                                      Ratio of      investment
                                                      expenses to   income to
                                                      average net   average net
                                                      assets (b)    assets (b)
                                                      ----------    ----------


JNL Aggressive Growth Series
  Six months ended 6/30/98 ....................         1.10 %      (0.35)%
  Year ended 12/31/97 .........................         1.17 %       0.32 %
  Period from 4/1/96 to 12/31/96 ..............         1.40 %       0.46 %
  Period from 5/15/95* to 3/31/96 .............         2.77 %      (1.41)%

JNL Capital Growth Series
  Six months ended 6/30/98 ....................         1.08 %      (0.71)%
  Year ended 12/31/97 .........................         1.11 %      (0.31)%
  Period from 4/1/96 to 12/31/96 ..............         1.27 %       0.73 %
  Period from 5/15/95* to 3/31/96 .............         2.08 %      (1.48)%

JNL Global Equities Series
  Six months ended 6/30/98 ....................         1.26 %       0.48 %
  Year ended 12/31/97 .........................         1.37 %       0.11 %
  Period from 4/1/96 to 12/31/96 ..............         1.63 %      (0.12)%
  Period from 5/15/95* to 3/31/96 .............         2.25 %      (0.71)%

JNL/Alger Growth Series
  Six months ended 6/30/98 ....................         1.05 %      (0.08)%
  Year ended 12/31/97 .........................         1.10 %      (0.07)%
  Period from 4/1/96 to 12/31/96 ..............         1.19 %      (0.14)%
  Period from 10/16/95* to 3/31/96 ............         1.89 %      (1.03)%

JNL/Alliance Growth Series
  Period from 3/2/98* to 6/30/98 ..............         2.73 %      (1.56)%

JNL/Eagle Core Equity Series
  Six months ended 6/30/98 ....................         1.22 %       0.90 %
  Year ended 12/31/97 .........................         1.54 %       0.51 %
  Period from 9/16/96* to 12/31/96 ............         4.57 %      (2.42)%

JNL/Eagle SmallCap Equity Series
  Six months ended 6/30/98 ....................         1.23 %      (0.70)%
  Year ended 12/31/97 .........................         1.51 %      (0.95)%
  Period from 9/16/96* to 12/31/96 ............         4.77 %      (3.93)%

JNL/JPM International & Emerging Markets Series
  Period from 3/2/98* to 6/30/98 ..............         2.36 %       0.81 %

JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 6/30/98 ..............         2.06 %       3.67 %


                                                                             Income from Operations
                                                                          ---------------------------------
                                                                                           Net realized &
                                                                                           unrealized gains
                                                        Net Asset          Net             on investments
                                                        value,             investment      & foreign
                                                        beginning          income          currency
Period or Year ended                                    of period          (loss)          related items
--------------------                                    ----------        -----------      ----------------

JNL/Putnam Growth Series
  Six months ended 6/30/98 ...........................   $   16.99        $    --        $   3.85
  Year ended 12/31/97 ................................       14.21            0.04           3.07
  Period from 4/1/96 to 12/31/96 .....................       12.50            0.04           2.12
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.01           3.67

JNL/Putnam Value Equity Series
  Six months ended 6/30/98 ...........................       16.82            0.09           1.32
  Year ended 12/31/97 ................................       14.50            0.13           3.03
  Period from 4/1/96 to 12/31/96 .....................       12.77            0.10           1.97
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.23           2.86

Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.03          (0.29)

Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................       10.00             --           (0.36)

Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.01          (0.34)

PPM America/JNL Balanced Series
  Six months ended 6/30/98 ...........................       13.06            0.24           0.79
  Year ended 12/31/97 ................................       11.92            0.36           1.83
  Period from 4/1/96 to 12/31/96 .....................       11.17            0.10           0.98
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.25           1.40

PPM America/JNL High Yield Bond Series
  Six months ended 6/30/98 ...........................       11.48            0.43           0.16
  Year ended 12/31/97 ................................       10.67            0.59           1.02
  Period from 4/1/96 to 12/31/96 .....................       10.23            0.51           0.64
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.73           0.04

PPM America/JNL Money Market Series
  Period ended 6/30/98 ...............................        1.00            0.02             --
  Year ended 12/31/97 ................................        1.00            0.05             --
  Period from 4/1/96 to 12/31/96 .....................        1.00            0.04             --
  Period from 5/15/95* to 3/31/96 ....................        1.00            0.04             --

Salomon Brothers/JNL Balanced Series
   Period from 3/2/98* to 6/30/98 ....................       10.00            0.11           0.12

Salomon Brothers/JNL Global Bond Series
  Six months ended 6/30/98 ...........................       11.12            0.39          (0.11)
  Year ended 12/31/97 ................................       10.63            0.54           0.59
  Period from 4/1/96 to 12/31/96 .....................       10.46            0.42           0.70
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.81           0.24


                                                                           Distributions
                                                        ---------------------------------------------------


                                                                           From net
                                                        From net           realized gains
                                                        investment         on investment   Return of
Period or Year Ended                                    income             transactions    Capital
--------------------                                    ----------         --------------  ----------------

JNL/Putnam Growth Series
  Six months ended 6/30/98 ...........................   $    --          $    --         $   --
  Year ended 12/31/97 ................................       (0.02)          (0.31)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.05)          (0.40)           --
  Period from 5/15/95* to 3/31/96 ....................        --             (1.17)           --

JNL/Putnam Value Equity Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.13)          (0.71)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.15)          (0.19)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.17)          (0.15)           --

Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 6/30/98 .....................        --               --             --

Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................        --               --             --

Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................        --               --             --

PPM America/JNL Balanced Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.36)          (0.69)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.15)          (0.18)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.19)          (0.29)           --

PPM America/JNL High Yield Bond Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.59)          (0.21)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.69)          (0.02)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.54)            --             --

PPM America/JNL Money Market Series
  Period ended 6/30/98 ...............................       (0.02)            --             --
  Year ended 12/31/97 ................................       (0.05)            --             --
  Period from 4/1/96 to 12/31/96 .....................       (0.04)            --             --
  Period from 5/15/95* to 3/31/96 ....................       (0.04)            --             --

Salomon Brothers/JNL Balanced Series
   Period from 3/2/98* to 6/30/98 ....................        --               --             --

Salomon Brothers/JNL Global Bond Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.58)          (0.05)         (0.01)
  Period from 4/1/96 to 12/31/96 .....................       (0.69)          (0.26)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.56)          (0.03)           --

--------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended June 30, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                                                                                             Ratio and Supplemental Data
                                                                                ----------------------------------------------------
                                                                                               Ratio of net  Ratio of net
                                                                                               operating     investment
                                                          Net asset    Total    Net assets,    expenses to   income to
                                                          value, end   Return   end of period  average net   average net   Portfolio
Period or Year ended                                      of period    (a)      (in thousands) assets (b)(c) assets (b)(c) turnover
--------------------                                      ---------    ------   -------------- ------------- ------------- --------

JNL/Putnam Growth Series
  Six months ended 6/30/98 ...........................        20.84    22.66 %   $137,503       1.00 %        (0.03)%     25.98 %
  Year ended 12/31/97 ................................        16.99    21.88 %     83,612       1.05 %         0.31 %    194.81 %
  Period from 4/1/96 to 12/31/96 .....................        14.21    17.28 %     22,804       1.04 %         0.94 %    184.33 %
  Period from 5/15/95* to 3/31/96 ....................        12.5     37.69 %      2,518       0.95 %         0.28 %    255.03 %

JNL/Putnam Value Equity Series
  Six months ended 6/30/98 ...........................        18.23     8.38 %    167,142       0.99 %         1.03 %    43.15 %
  Year ended 12/31/97 ................................        16.82    21.82 %    108,565       1.03 %         1.43 %   112.54 %
  Period from 4/1/96 to 12/31/96 .....................        14.50    16.25 %     17,761       0.85 %         2.29 %    13.71 %
  Period from 5/15/95* to 3/31/96 ....................        12.77    31.14 %      3,365       0.87 %         2.33 %    30.12 %

Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 6/30/98 .....................         9.74    (2.60)%      3,245       1.07 %         1.22 %     12.69 %

Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................         9.64    (3.60)%      4,929       1.20 %         0.01 %      9.20 %

Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................         9.67    (3.30)%      4,550       1.12 %         0.43 %     17.46 %

PPM America/JNL Balanced Series
  Six months ended 6/30/98 ...........................        14.09     7.89 %     83,779       0.84 %         3.88 %     20.34 %
  Year ended 12/31/97 ................................        13.06    18.43 %     59,694       0.93 %         3.72 %    160.88 %
  Period from 4/1/96 to 12/31/96 .....................        11.92     9.72 %     24,419       1.04 %         2.39 %    158.15 %
  Period from 5/15/95* to 3/31/96 ....................        11.17    16.60 %      4,761       1.01 %         2.99 %    115.84 %

PPM America/JNL High Yield Bond Series
  Six months ended 6/30/98 ...........................        12.07     5.14 %     97,227       0.83 %         8.54 %    131.14 %
  Year ended 12/31/97 ................................        11.48    15.05 %     62,712       0.90 %         8.15 %    189.25 %
  Period from 4/1/96 to 12/31/96 .....................        10.67    11.24 %     13,396       0.88 %         8.64 %    113.08 %
  Period from 5/15/95* to 3/31/96 ....................        10.23     7.82 %      6,156       0.88 %         8.34 %    186.21 %

PPM America/JNL Money Market Series
  Period ended 6/30/98 ...............................         1.00     2.48 %     53,839       0.73 %         4.94 %        --
  Year ended 12/31/97 ................................         1.00     5.01 %     41,808       0.75 %         4.92 %        --
  Period from 4/1/96 to 12/31/96 .....................         1.00     3.61 %     23,752       0.75 %         4.75 %        --
  Period from 5/15/95* to 3/31/96 ....................         1.00     4.59 %      6,816       0.75 %         5.06 %        --

Salomon Brothers/JNL Balanced Series
   Period from 3/2/98* to 6/30/98 ....................        10.23     2.30 %      2,088       0.95 %         4.29 %     7.56 %

Salomon Brothers/JNL Global Bond Series
  Six months ended 6/30/98 ...........................        11.40     2.52 %     46,871       0.90 %         7.08 %    167.19 %
  Year ended 12/31/97 ................................        11.12    10.66 %     36,725       1.00 %         6.83 %    134.55 %
  Period from 4/1/96 to 12/31/96 .....................        10.63    10.68 %     12,483       0.99 %         7.52 %    109.85 %
  Period from 5/15/95* to 3/31/96 ....................        10.46    10.74 %      6,380       1.00 %         9.01 %    152.89 %



                                                          Ratio of information assuming
                                                             no expense reimbursement
                                                             or fees paid indirectly
                                                          -----------------------------
                                                                          Ratio of net
                                                          Ratio of        investment
                                                          expenses to     income to
                                                          average net     average net
Period or Year ended                                      assets (b)      assets (b)
--------------------                                      ----------      -------------

JNL/Putnam Growth Series
  Six months ended 6/30/98 ...........................     1.00 %        (0.03)%
  Year ended 12/31/97 ................................     1.05 %         0.31 %
  Period from 4/1/96 to 12/31/96 .....................     1.27 %         0.71 %
  Period from 5/15/95* to 3/31/96 ....................     5.38 %        (4.15)%

JNL/Putnam Value Equity Series
  Six months ended 6/30/98 ...........................     0.99 %         1.03 %
  Year ended 12/31/97 ................................     1.09 %         1.37 %
  Period from 4/1/96 to 12/31/96 .....................     1.53 %         1.61 %
  Period from 5/15/95* to 3/31/96 ....................     2.28 %         0.91 %

Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 6/30/98 .....................     2.57 %        (0.28)%

Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................     1.92 %        (0.71)%

Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................     1.98 %        (0.43)%

PPM America/JNL Balanced Series
  Six months ended 6/30/98 ...........................     0.85 %         3.87 %
  Year ended 12/31/97 ................................     0.94 %         3.71 %
  Period from 4/1/96 to 12/31/96 .....................     1.22 %         2.21 %
  Period from 5/15/95* to 3/31/96 ....................     3.71 %         0.29 %

PPM America/JNL High Yield Bond Series
  Six months ended 6/30/98 ...........................     0.83 %         8.54 %
  Year ended 12/31/97 ................................     0.90 %         8.15 %
  Period from 4/1/96 to 12/31/96 .....................     1.21 %         8.31 %
  Period from 5/15/95* to 3/31/96 ....................     1.50 %         7.72 %

PPM America/JNL Money Market Series
  Period ended 6/30/98 ...............................     0.74 %         4.93 %
  Year ended 12/31/97 ................................     0.76 %         4.91 %
  Period from 4/1/96 to 12/31/96 .....................     0.85 %         4.65 %
  Period from 5/15/95* to 3/31/96 ....................     1.30 %         4.51 %

Salomon Brothers/JNL Balanced Series
   Period from 3/2/98* to 6/30/98 ....................     3.69 %         1.55 %

Salomon Brothers/JNL Global Bond Series
  Six months ended 6/30/98 ...........................     0.98 %         7.00 %
  Year ended 12/31/97 ................................     1.07 %         6.76 %
  Period from 4/1/96 to 12/31/96 .....................     1.44 %         7.07 %
  Period from 5/15/95* to 3/31/96 ....................     2.14 %         7.87 %


                                                                             Income from Operations
                                                                          ---------------------------------
                                                                                           Net realized &
                                                                                           unrealized gains
                                                        Net Asset          Net             on investments
                                                        value,             investment      & foreign
                                                        beginning          income          currency
Period or Year ended                                    of period          (loss)          related items
--------------------                                    ----------        -----------      ----------------

Salomon Brothers/JNL High Yield Bond Series
   Period from 3/2/98* to 6/30/98 ....................   $   10.00        $   0.22       $  (0.08)

Salomon Brothers/JNL U.S. Government &
Quality Bond Series
  Six months ended 6/30/98 ...........................       10.69            0.29           0.11
  Year ended 12/31/97 ................................       10.20            0.44           0.49
  Period from 4/1/96 to 12/31/96 .....................       10.09            0.24           0.24
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.45           0.02

T. Rowe Price/JNL Established Growth Series
  Six months ended 6/30/98 ...........................       15.62            0.04           2.65
  Year ended 12/31/97 ................................       12.56            0.06           3.64
  Period from 4/1/96 to 12/31/96 .....................       11.36            0.03           1.81
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.07           2.68

T. Rowe Price/JNL International Equity
Investment Series
  Six months ended 6/30/98 ...........................       12.09            0.09           1.54
  Year ended 12/31/97 ................................       12.08            0.09           0.23
  Period from 4/1/96 to 12/31/96 .....................       11.25            0.06           0.90
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.04           1.21

T. Rowe Price/JNL Mid-Growth Series
  Six months ended 6/30/98 ...........................       17.37           (0.03)          2.92
  Year ended 12/31/97 ................................       14.89           (0.03)          2.74
  Period from 4/1/96 to 12/31/96 .....................       13.43           (0.05)          1.92
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.06           3.90

JNL/S&P Conservative Growth Series I
   Period from 4/9/98* to 6/30/98 ....................       10.00             --            0.05

JNL/S&P Moderate Growth Series I
   Period from 4/8/98* to 6/30/98 ....................       10.00             --            0.14

JNL/S&P Aggressive Growth Series I
   Period from 4/8/98* to 6/30/98 ....................       10.00             --            0.23

JNL/S&P Very Aggressive Growth Series I
   Period from 4/1/98* to 6/30/98 ....................       10.00             --            0.34

JNL/S&P Equity Growth Series I
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.03)

JNL/S&P Equity Aggressive Growth Series I
   Period from 4/15/98* to 6/30/98 ...................       10.00             --            0.07


                                                                          Distributions
                                                        ---------------------------------------------------


                                                                           From net
                                                        From net           realized gains
                                                        investment         on investment   Return of
Period or Year Ended                                    income             transactions    Capital
--------------------                                    ----------         --------------  ----------------

Salomon Brothers/JNL High Yield Bond Series
   Period from 3/2/98* to 6/30/98 ....................   $    --          $    --         $   --

Salomon Brothers/JNL U.S. Government &
Quality Bond Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.42)          (0.02)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.34)          (0.03)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.34)          (0.04)           --

T. Rowe Price/JNL Established Growth Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.03)          (0.61)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.04)          (0.09)         (0.51)
  Period from 5/15/95* to 3/31/96 ....................       (0.06)          (1.33)           --

T. Rowe Price/JNL International Equity
Investment Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.08)          (0.23)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.12)          (0.01)           --
  Period from 5/15/95* to 3/31/96 ....................        --               --             --

T. Rowe Price/JNL Mid-Growth Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................        --             (0.23)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.05)          (0.36)           --
  Period from 5/15/95* to 3/31/96 ....................        --             (0.53)           --

JNL/S&P Conservative Growth Series I
   Period from 4/9/98* to 6/30/98 ....................        --               --             --

JNL/S&P Moderate Growth Series I
   Period from 4/8/98* to 6/30/98 ....................        --               --             --

JNL/S&P Aggressive Growth Series I
   Period from 4/8/98* to 6/30/98 ....................        --               --             --

JNL/S&P Very Aggressive Growth Series I
   Period from 4/1/98* to 6/30/98 ....................        --               --             --

JNL/S&P Equity Growth Series I
   Period from 4/13/98* to 6/30/98 ...................        --               --             --

JNL/S&P Equity Aggressive Growth Series I
   Period from 4/15/98* to 6/30/98 ...................        --               --             --

--------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended June 30, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.


                                                                                           Ratios and Supplemental Data
                                                                             -----------------------------------------------------
                                                                                            Ratio of net  Ratio of net
                                                                                            operating     investment
                                                         Net asset   Total   Net assets,    expenses to   income to
                                                         value, end  Return  end of period  average net   average net    Portfolio
Period or Year ended                                     of period   (a)     (in thousands) assets (b)(c) assets (b)(c)  turnover
--------------------                                     ----------  ------  -------------- ------------- -------------  ---------

Salomon Brothers/JNL High Yield Bond Series
   Period from 3/2/98* to 6/30/98 ....................   $   10.14    1.40 %   $  5,752       0.95 %      7.01 %        21.25 %

Salomon Brothers/JNL U.S. Government &
Quality Bond Series
  Six months ended 6/30/98 ...........................       11.09    3.74 %     35,617       0.85 %      5.51 %       324.09 %
  Year ended 12/31/97 ................................       10.69    9.16 %     25,389       0.85 %      5.99 %       378.59 %
  Period from 4/1/96 to 12/31/96 .....................       10.20    4.82 %      9,832       0.84 %      5.72 %       218.50 %
  Period from 5/15/95* to 3/31/96 ....................       10.09    4.65 %      3,007       0.84 %      5.41 %       253.37 %

T. Rowe Price/JNL Established Growth Series
  Six months ended 6/30/98 ...........................       18.31    17.22 %   183,194       0.92 %      0.48 %       24.38 %
  Year ended 12/31/97 ................................       15.62    29.47 %   124,022       0.98 %      0.43 %       47.06 %
  Period from 4/1/96 to 12/31/96 .....................       12.56    16.12 %    32,291       1.00 %      0.59 %       36.41 %
  Period from 5/15/95* to 3/31/96 ....................       11.36    28.23 %     8,772       1.00 %      0.75 %      101.13 %

T. Rowe Price/JNL International Equity
Investment Series
  Six months ended 6/30/98 ...........................       13.72    13.48 %    88,621       1.22 %      1.32 %       10.23 %
  Year ended 12/31/97 ................................       12.09     2.65 %    78,685       1.24 %      0.74 %       18.81 %
  Period from 4/1/96 to 12/31/96 .....................       12.08     8.54 %    48,204       1.25 %      1.09 %        5.93 %
  Period from 5/15/95* to 3/31/96 ....................       11.25    12.50 %    24,211       1.25 %      0.78 %       16.45 %

T. Rowe Price/JNL Mid-Growth Series
  Six months ended 6/30/98 ...........................       20.26    16.64 %   172,816       1.02 %     (0.32)%       22.85 %
  Year ended 12/31/97 ................................       17.37    18.21 %   127,052       1.06 %     (0.26)%       41.43 %
  Period from 4/1/96 to 12/31/96 .....................       14.89    13.91 %    47,104       1.10 %     (0.18)%       25.05 %
  Period from 5/15/95* to 3/31/96 ....................       13.43    40.06 %    10,545       1.10 %      0.82 %       66.04 %

JNL/S&P Conservative Growth Series I
   Period from 4/9/98* to 6/30/98 ....................       10.05    0.50 %      1,764       0.20 %        0.05 %      0.17 %

JNL/S&P Moderate Growth Series I
   Period from 4/8/98* to 6/30/98 ....................       10.14    1.40 %      1,722       0.20 %       (0.20)%      4.05 %

JNL/S&P Aggressive Growth Series I
   Period from 4/8/98* to 6/30/98 ....................       10.23    2.30 %      1,029       0.20 %       (0.20)%      0.08 %

JNL/S&P Very Aggressive Growth Series I
   Period from 4/1/98* to 6/30/98 ....................       10.34    3.40 %        729       0.20 %       (0.20)%     32.92 %

JNL/S&P Equity Growth Series I
   Period from 4/13/98* to 6/30/98 ...................        9.97   (0.30)%      1,196       0.20 %       (0.20)%      8.59 %

JNL/S&P Equity Aggressive Growth Series I
   Period from 4/15/98* to 6/30/98 ...................       10.07    0.70 %        625       0.20 %       (0.20)%      0.06 %


                                                         Ratio information assuming
                                                          no expense reimbursement
                                                          or fees paid indirectly
                                                         --------------------------
                                                                       Ratio of net
                                                         Ratio of      investment
                                                         expenses to   income to
                                                         average net   average net
Period or Year ended                                     assets (b)    assets (b)
--------------------                                     ----------    ------------

Salomon Brothers/JNL High Yield Bond Series
   Period from 3/2/98* to 6/30/98 ....................     1.64 %         6.32 %

Salomon Brothers/JNL U.S. Government &
Quality Bond Series
  Six months ended 6/30/98 ...........................     0.88 %         5.48 %
  Year ended 12/31/97 ................................     0.96 %         5.88 %
  Period from 4/1/96 to 12/31/96 .....................     1.37 %         5.19 %
  Period from 5/15/95* to 3/31/96 ....................     2.53 %         3.72 %

T. Rowe Price/JNL Established Growth Series
  Six months ended 6/30/98 ...........................     0.92 %         0.48 %
  Year ended 12/31/97 ................................     0.98 %         0.43 %
  Period from 4/1/96 to 12/31/96 .....................     1.11 %         0.48 %
  Period from 5/15/95* to 3/31/96 ....................     2.09 %        (0.34)%

T. Rowe Price/JNL International Equity
Investment Series
  Six months ended 6/30/98 ...........................     1.28 %         1.26 %
  Year ended 12/31/97 ................................     1.32 %         0.66 %
  Period from 4/1/96 to 12/31/96 .....................     1.29 %         1.05 %
  Period from 5/15/95* to 3/31/96 ....................     2.14 %        (0.11)%

T. Rowe Price/JNL Mid-Growth Series
  Six months ended 6/30/98 ...........................     1.02 %        (0.32)%
  Year ended 12/31/97 ................................     1.06 %        (0.26)%
  Period from 4/1/96 to 12/31/96 .....................     1.14 %        (0.22)%
  Period from 5/15/95* to 3/31/96 ....................     2.10 %        (0.18)%

JNL/S&P Conservative Growth Series I
   Period from 4/9/98* to 6/30/98 ....................     0.20 %         0.05 %

JNL/S&P Moderate Growth Series I
   Period from 4/8/98* to 6/30/98 ....................     0.20 %        (0.20)%

JNL/S&P Aggressive Growth Series I
   Period from 4/8/98* to 6/30/98 ....................     0.20 %        (0.20)%

JNL/S&P Very Aggressive Growth Series I
   Period from 4/1/98* to 6/30/98 ....................     0.20 %        (0.20)%

JNL/S&P Equity Growth Series I
   Period from 4/13/98* to 6/30/98 ...................     0.20 %        (0.20)%

JNL/S&P Equity Aggressive Growth Series I
   Period from 4/15/98* to 6/30/98 ...................     0.20 %        (0.20)%


                                                                             Income from Operations
                                                                          ---------------------------------
                                                                                           Net realized &
                                                                                           unrealized gains
                                                        Net Asset          Net             on investments
                                                        value,             investment      & foreign
                                                        beginning          income          currency
Period or Year ended                                    of period          (loss)          related items
--------------------                                    ----------        -----------      ----------------

JNL/S&P Conservative Growth Series II
   Period from 4/13/98* to 6/30/98 ...................   $   10.00        $    --         $  (0.10)

JNL/S&P Moderate Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.09)

JNL/S&P Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.15)

JNL/S&P Very Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --            0.15

JNL/S&P Equity Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.20)

JNL/S&P Equity Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.08)



                                                                          Distributions
                                                        ---------------------------------------------------


                                                                           From net
                                                        From net           realized gains
                                                        investment         on investment   Return of
Period or Year Ended                                    income             transactions    Capital
--------------------                                    ----------         --------------  ----------------

JNL/S&P Conservative Growth Series II
   Period from 4/13/98* to 6/30/98 ...................   $    --          $    --        $     --

JNL/S&P Moderate Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

JNL/S&P Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

JNL/S&P Very Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

JNL/S&P Equity Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

JNL/S&P Equity Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

--------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended June 30, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                                                                                         Ratios and Supplemental Data
                                                                              ----------------------------------------------------


                                                                                             Ratio of net  Ratio of net
                                                                                             operating     investment
                                                         Net asset   Total   Net assets,     expenses to   income to
                                                         value, end  Return  end of period   average net   average net   Portfolio
Period or Year ended                                     of period   (a)     (in thousands)  assets (b)(c) assets (b)(c) turnover
--------------------                                     ---------   ------  --------------  ------------- ------------- ---------

JNL/S&P Conservative Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     $  9.90   (1.00)%  $   2,316.00        0.20%.      (0.20)%     2.07 %

JNL/S&P Moderate Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        9.91   (0.90)%      1,671.00        0.20 %      (0.20)%     1.72 %

JNL/S&P Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        9.85   (1.50)%        294.00        0.20 %      (0.20)%      1.42 %

JNL/S&P Very Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.15    1.50 %        249.00        0.20 %      (0.20)%      2.03 %

JNL/S&P Equity Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        9.80   (2.00)%        454.00        0.20 %      (0.20)%      1.71 %

JNL/S&P Equity Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        9.92   (0.80)%        237.00        0.20 %      (0.20)%      2.04 %



                                                         Ratio information assuming
                                                          no expense reimbursement
                                                          or fees paid indirectly
                                                         --------------------------
                                                                      Ratio of net
                                                         Ratio of     investment
                                                         expenses to  income to
                                                         average net  average net
Period or Year ended                                     assets (b)   assets (b)
--------------------                                     -----------  -------------

JNL/S&P Conservative Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Moderate Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Very Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Equity Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Equity Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     NOTE 1. ORGANIZATION

     JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in thirty-six (36) separate Series, each with its own investment objective. The shares of the Trust are sold primarily to life insurance company separate accounts to fund the benefits of variable annuity policies.

The Trust is comprised of the following Series: JNL Aggressive Growth, JNL Capital Growth and JNL Global Equities for which Janus Capital Corporation serves as the sub-adviser; JNL/Alger Growth for which Fred Alger Management, Inc. serves as the sub-adviser; JNL/Alliance Growth for which Alliance Capital Management L.P. serves as the sub-adviser; JNL/Eagle Core Equity and JNL/Eagle SmallCap Equity for which Eagle Asset Management, Inc. serves as sub-adviser; JNL/JPM International & Emerging Markets for which J.P. Morgan Investment Management Inc. serves as the sub-adviser; JNL/PIMCO Total Return Bond for which Pacific Investment Management Company serves as the sub-adviser; JNL/Putnam Growth and JNL/Putnam Value Equity for which Putnam Investment Management, Inc. serves as the sub-adviser; Goldman Sachs/JNL Growth & Income for which Goldman Sachs Asset Management serves as the sub-adviser; Lazard/JNL Small Cap Value and Lazard/JNL Mid Cap Value for which Lazard Asset Management serves as sub-adviser; PPM America/JNL Balanced, PPM America/JNL High Yield Bond and PPM America/JNL Money Market for which PPM America, Inc. serves as the sub-adviser; Salomon Brothers/JNL Balanced, Salomon Brothers/JNL Global Bond, Salomon Brothers/JNL High Yield Bond and Salomon Brothers/JNL U.S. Government & Quality Bond for which Salomon Brothers Asset Management Inc. serves as the sub-adviser;
T. Rowe Price/JNL Established Growth and T. Rowe Price/JNL Mid-Cap Growth for which T. Rowe Price Associates, Inc. serves as the sub-adviser; T. Rowe Price/JNL International Equity Investment for which Rowe Price-Fleming International, Inc. serves as the sub-adviser; and JNL/S&P Conservative Growth I, JNL/S&P Moderate Growth I, JNL/S&P Aggressive Growth I, JNL/S&P Very Aggressive Growth I, JNL/S&P Equity Growth I, JNL/S&P Equity Aggressive Growth I, JNL/S&P Conservative Growth II, JNL/S&P Moderate Growth II, JNL/S&P Aggressive Growth II, JNL/S&P Very Aggressive Growth II, JNL/S&P Equity Growth II and JNL/S&P Equity Aggressive Growth II for which Standard & Poor's Investment Advisory Services, Inc. serves as the sub-adviser. Salomon Brothers Asset Management Inc. has entered into a sub-advisory consulting agreement with its London based affiliate, Salomon Brothers Asset Management Limited pursuant to which it will provide certain sub-advisory services to Salomon Brothers Asset Management Inc. relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. Jackson National Financial Services, Inc. ("JNFSI"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Series of the Trust. PPM America, Inc. is an affiliate of the Adviser. Shares are presently offered only to Jackson National and its separate accounts.

     NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

     Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions. Actual results could differ from those estimates.

     Security Valuation -- Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Trustees. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Short-term securities maturing within 60 days of purchase, and all securities in the PPM America/JNL Money Market Series, are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (continued)
--------------------------------------------------------------------------------

     Security Transactions And Investment Income -- Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

     Foreign Currency Translations -- The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities de-nominated in a foreign currency are translated into U.S. dollars using exchange rates in effect at the close of the New York Stock Exchange. Purchases and sales of investment securities, income receipts, and expense pay-ments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

     Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments, respectively.

     Foreign Currency Contracts -- A Series may enter into foreign currency contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the for-ward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statement of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Series could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts. See Note 7 for a listing of open forward foreign currency exchange contracts as of June 30, 1998.

     When-Issued and Delayed Delivery Transactions -- A Series may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Series record purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date.

     Unregistered Securities -- A Series may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Series after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Series have the right to include their securities in such registration generally without cost to the Series. The Series have no right to require registration of unregistered securities. Unregistered and other illiquid securities are limited to 15% (10% in the case of PPM America/JNL Money Market Series and the JNL/Alger Growth Series) of the net assets of a Series.

     Options Transactions -- A Series may write covered call options on portfolio securities. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that the Series may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Series will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option are adjusted by the amount of premium received.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (continued)
--------------------------------------------------------------------------------

     Futures Contracts -- A Series may utilize futures contracts to a limited extent. The risks associated with the use of futures contracts includes the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

     Short Positions -- A Series may sell securities short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. The Series is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Series is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

     Dollar Roll Transactions -- The Salomon Broth-ers/JNL Global Bond Series and the Salomon Broth-ers/JNL U.S. Government & Quality Bond Series entered into dollar roll transactions with respect to mortgage sec-urities in which the Series sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Series forgoes principal and interest paid on the mortgage securities sold. The Series is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments. Dollar roll transactions involve the risk that the market value of the securities sold by the Series may decline below the repurchase price of those similar securities which the Series is obligated to purchase or that the return earned by the Series with the proceeds of a dollar roll may not exceed transaction costs.

     Repurchase Agreements -- A Series may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Series at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Series custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     Reverse Repurchase Agreements -- A Series may engage in reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Series have committed to sell are reflected in the Statement of Assets and Liabilities. The Series will maintain securities in segregated accounts with its custodian that at all times are in an amount equal to their obligations under the reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Series may decline below the repurchase price and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

     Distributions To Shareholders -- The PPM Amer-ica/JNL Money Market Series declares dividends daily and pays dividends monthly. For all other Series, div-idends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

     Federal Income Taxes -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Series. The Trust may periodically make reclassifications among certain of its capital accounts as a result of the recognition and char-acterization of certain income and capital gain dist-ributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (continued)
--------------------------------------------------------------------------------


     NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has an investment advisory agreement with JNFSI whereby JNFSI provides investment management and transfer agency services. Each Series pays JNFSI a fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Series. The following is a schedule of the fees each Series is currently obligated to pay JNFSI.




                                                $0 to    $50 to   $100 to   $150 to   $200 to   $250 to   $300 to   $350 to    Over
(M - Millions)                                  $50 M    $100 M    $150 M    $200 M    $250 M    $300 M    $350 M   $500 M    $500 M
--------------                                  -----    ------    ------    ------    ------    ------    ------   ------    ------
JNL Aggressive Growth Series................       .95%     .95%      .95%      .90%      .90%      .90%      .85%     .85%     .85%
JNL Capital Growth Series...................       .95%     .95%      .95%      .90%      .90%      .90%      .85%     .85%     .85%
JNL Global Equities Series..................      1.00%    1.00%     1.00%      .95%      .95%      .95%      .90%     .90%     .90%
JNL/Alger Growth Series.....................      .975%    .975%     .975%     .975%     .975%     .975%      .95%     .95%     .90%
JNL/Alliance Growth Series..................      .775%    .775%     .775%     .775%     .775%      .70%      .70%     .70%     .70%
JNL/Eagle Core Equity Series................       .90%     .85%      .85%      .85%      .85%      .85%      .75%     .75%     .75%
JNL/Eagle SmallCap Equity Series............       .95%     .95%      .95%      .90%      .90%      .90%      .90%     .90%     .85%
JNL/JPM International & Emerging
   Markets Series...........................      .975%     .95%      .95%      .95%      .90%      .90%      .90%     .85%     .85%
JNL/PIMCO Total Return Bond Series..........       .70%     .70%      .70%      .70%      .70%      .70%      .70%     .70%     .70%
JNL/Putnam Growth Series....................       .90%     .90%      .90%      .85%      .85%      .85%      .80%     .80%     .80%
JNL/Putnam Value Equity Series..............       .90%     .90%      .90%      .85%      .85%      .85%      .80%     .80%     .80%
Goldman Sachs/JNL Growth & Income Series....      .925%     .90%      .90%      .90%      .85%      .85%      .85%     .80%     .80%
Lazard/JNL Small Cap Value Series...........      1.05%    1.00%     1.00%     .975%     .975%     .975%     .925%    .925%    .925%
Lazard/JNL Mid Cap Value Series.............      .975%    .975%     .975%     .925%     .925%     .925%      .90%     .90%     .90%
PPM America/JNL Balanced Series.............       .75%     .70%      .70%     .675%     .675%     .675%      .65%     .65%    .625%
PPM America/JNL High Yield Bond Series......       .75%     .70%      .70%     .675%     .675%     .675%      .65%     .65%    .625%
PPM America/JNL Money Market Series.........       .60%     .60%      .60%     .575%     .575%     .575%      .55%     .55%    .525%
Salomon Brothers/JNL Balanced Series........       .80%     .75%      .70%      .70%      .70%      .70%      .70%     .70%     .70%
Salomon Brothers/JNL Global Bond Series.....       .85%     .85%      .85%      .80%      .80%      .80%      .80%     .80%     .75%
Salomon Brothers/JNL High Yield Bond Series.       .80%     .75%      .70%      .70%      .70%      .70%      .70%     .70%     .70%
Salomon Brothers/JNL U.S. Government &
   Quality Bond Series......................       .70%     .70%      .70%      .65%      .65%      .65%      .60%     .60%     .55%
T. Rowe Price/JNL Established Growth Series.       .85%     .85%      .85%      .80%      .80%      .80%      .80%     .80%     .80%
T. Rowe Price/JNL International Equity
   Investment Series........................      1.10%    1.05%     1.05%     1.00%     1.00%     1.00%      .95%     .95%     .90%
T. Rowe Price/JNL Mid-Cap Growth Series.....       .95%     .95%      .95%      .90%      .90%      .90%      .90%     .90%     .90%
JNL/S&P Conservative Growth Series I........       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Moderate Growth Series I............       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Aggressive Growth Series I..........       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Very Aggressive Growth Series I.....       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Equity Growth Series I..............       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Equity Aggressive Growth Series I...       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Conservative Growth Series II.......       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Moderate Growth Series II...........       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Aggressive  Growth Series II........       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Very Aggressive Growth Series II....       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Equity Growth Series II.............       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Equity Aggressive Growth Series II..       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%

     As compensation for their services, the sub-advisers receive fees from JNFSI calculated on the basis of the average daily net assets of each Series. The following is a schedule of the fees JNFSI currently is obligated to pay the sub-advisers out of the advisory fee it receives from each Series as specified above.




                                                $0 to    $50 to   $100 to   $150 to   $200 to   $250 to   $300 to   $350 to    Over
(M - Millions)                                  $50 M    $100 M    $150M     $200 M    $250 M    $300M     $350 M    $500M    $500 M
--------------                                  -----    ------    -----     ------    ------    -----     ------    -----    ------
JNL Aggressive Growth Series................       .55%     .55%      .50%      .50%      .50%      .50%      .50%     .50%     .45%
JNL Capital Growth Series...................       .55%     .55%      .50%      .50%      .50%      .50%      .50%     .50%     .45%
JNL Global Equities Series..................       .55%     .55%      .50%      .50%      .50%      .50%      .50%     .50%     .45%
JNL/Alger Growth Series.....................       .55%     .55%      .55%      .55%      .55%      .55%      .50%     .50%     .45%
JNL/Alliance Growth Series..................       .35%     .35%      .35%      .35%      .35%      .25%      .25%     .25%     .25%
JNL/Eagle Core Equity Series................       .45%     .40%      .40%      .40%      .40%      .40%      .30%     .30%     .30%
JNL/Eagle SmallCap Equity Series............       .50%     .50%      .50%      .45%      .45%      .45%      .45%     .45%     .40%
JNL/JPM International & Emerging Markets
    Series..................................       .55%     .50%      .50%      .50%      .45%      .45%      .45%     .40%     .40%
JNL/PIMCO Total Return Bond Series..........       .25%     .25%      .25%      .25%      .25%      .25%      .25%     .25%     .25%
JNL/Putnam Growth Series....................       .50%     .50%      .50%      .45%      .45%      .45%      .35%     .35%     .35%
JNL/Putnam Value Equity Series..............       .50%     .50%      .50%      .45%      .45%      .45%      .35%     .35%     .35%
Goldman Sachs/JNL Growth & Income Series....       .50%     .45%      .45%      .45%      .40%      .40%      .40%     .35%     .35%
Lazard/JNL Small Cap Value Series...........      .625%    .575%     .575%     .525%     .525%     .525%     .475%    .475%    .475%
Lazard/JNL Mid Cap Value Series.............       .55%    .525%     .525%     .475%     .475%     .475%      .45%     .45%     .45%
PPM America/JNL Balanced Series.............       .25%     .20%      .20%     .175%     .175%     .175%      .15%     .15%    .125%
PPM America/JNL High Yield Bond Series......       .25%     .20%      .20%     .175%     .175%     .175%      .15%     .15%    .125%
PPM America/JNL Money Market Series.........       .20%     .15%      .15%     .125%     .125%     .125%      .10%     .10%    .075%
Salomon Brothers/JNL Balanced Series........       .35%     .30%      .25%      .25%      .25%      .25%      .25%     .25%     .25%
Salomon Brothers/JNL Global Bond Series.....      .375%     .35%      .35%      .30%      .30%      .30%      .30%     .30%     .25%
Salomon Brothers/JNL High Yield Bond Series.       .35%     .30%      .25%      .25%      .25%      .25%      .25%     .25%     .25%
Salomon Brothers/JNL U.S. Government &
    Quality Bond Series.....................      .225%    .225%     .225%     .175%     .175%     .175%      .15%     .15%     .10%
JNL/S&P Conservative Growth Series I........       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Moderate Growth Series I............       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Aggressive Growth Series I..........       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Very Aggressive Growth Series I.....       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Equity Growth Series I..............       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Equity Aggressive Growth Series I...       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Conservative Growth Series II.......       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Moderate Growth Series II...........       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Aggressive  Growth Series II........       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Very Aggressive Growth Series II....       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Equity Growth Series II.............       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Equity Aggressive Growth Series II..       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%


                                                                                 $0 to      $20 to     $50 to
                                                                                 $20 M      $50 M      $200 M       $200 M+
                                                                                 -----      -----      ------       -------
T. Rowe Price/JNL Established Growth Series.............................         .45%         .40%     .40%*        .40%
T. Rowe Price/JNL International Equity Investment Series................         .75%         .60%     .50%         .50%*
T. Rowe Price/JNL Mid-Cap Growth Series.................................         .60%         .50%     .50%*        .50%

--------------------------------------------------------------------------------
     * When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all assets in this Series.


     JNFSI has voluntarily agreed to reimburse each of the Series for annual expenses (excluding the management fee) in excess of .15% of average daily net assets. These voluntary reimbursements may be modified or discontinued at any time.

     Trustees and officers of the Trust who are affiliated persons receive no compensation from the Trust. Trustees who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation of $24,000 for the six months ended June 30, 1998.



     NOTE 4.  SECURITY  TRANSACTIONS

     During the period ended June 30, 1998, the cost of purchases and proceeds from sales and maturities of securities, other than short-term investments, were as follows (in thousands):


                                                                                   Cost of             Proceeds from Sales
                                                                                  Purchases               and Maturities
                                                                                   ---------               --------------
JNL Aggressive Growth Series....................................................   $ 73,470                  $ 62,001
JNL Capital Growth Series.......................................................     54,987                    48,165
JNL Global Equities Series......................................................     88,089                    57,544
JNL/Alger Growth Series.........................................................     60,760                    42,906
JNL/Alliance Growth Series......................................................      2,899                       624
JNL/Eagle Core Equity Series....................................................     14,679                     5,217
JNL/Eagle SmallCap Equity Series................................................     14,816                     5,528
JNL/JPM International & Emerging Markets Series.................................     11,212                     6,377
JNL/PIMCO Total Return Bond Series..............................................      4,461                     2,695
JNL/Putnam Growth Series........................................................     58,652                    27,802
JNL/Putnam Value Equity Series..................................................    108,481                    58,065
Goldman Sachs/JNL Growth & Income Series........................................      3,322                       310
Lazard/JNL Small Cap Value Series...............................................      5,416                       447
Lazard/JNL Mid Cap Value Series.................................................      5,226                       730
PPM America/JNL Balanced Series.................................................     36,004                    15,640
PPM America/JNL High Yield Bond Series..........................................    138,108                   103,562
Salomon Brothers/JNL Balanced Series............................................      2,074                       108
Salomon Brothers/JNL Global Bond Series.........................................     27,466                    16,750
Salomon Brothers/JNL High Yield Bond Series.....................................      6,115                     1,012
Salomon Brothers/JNL U.S. Government & Quality Bond Series......................     80,090                    68,239
T. Rowe Price/JNL Established Growth Series.....................................     69,488                    35,826
T. Rowe Price/JNL International Equity Investment Series........................      8,597                     9,449
T. Rowe Price/JNL Mid-Cap Growth Series.........................................     54,816                    32,415
JNL/S&P Conservative Growth Series I............................................      1,739                         1
JNL/S&P Moderate Growth Series I................................................      1,717                        26
JNL/S&P Aggressive Growth Series I..............................................      1,001                         -
JNL/S&P Very Aggressive Growth Series I.........................................        773                        67
JNL/S&P Equity Growth Series I..................................................      1,236                        44
JNL/S&P Equity Aggressive Growth Series I.......................................        607                         -
JNL/S&P Conservative Growth Series II...........................................      2,379                        44
JNL/S&P Moderate Growth Series II...............................................      1,702                        24
JNL/S&P Aggressive  Growth Series II............................................        298                         3
JNL/S&P Very Aggressive Growth Series II........................................        249                         4
JNL/S&P Equity Growth Series II.................................................        460                         4
JNL/S&P Equity Aggressive Growth Series II......................................        242                         4

     Included in these transactions were purchases and sales of U.S. Government obligations of $4,355,200 and $2,695,668 in the JNL/PIMCO Total Return Bond Series; $13,271,052 and $2,812,262 in the PPM America/JNL Balanced Series; $1,490,789 and $81,369 in the Salomon Brothers/JNL Balanced Series; $48,466,455 and $45,599,363 in the Salomon Brothers/JNL Global Bond Series; $80,902,363 and $68,238,555 in the Salomon Brothers/JNL U.S. Government & Quality Bond Series, respectively.


     The federal income tax cost basis and gross unrealized appreciation and depreciation on investments as of June 30, 1998 were as follows (in thousands):

                                                                  Tax            Gross           Gross             Net
                                                                  Cost        Unrealized       Unrealized       Unrealized
                                                                 Basis       Appreciation     Depreciation     Appreciation
                                                                 -----       ------------     ------------     ------------
JNL Aggressive Growth Series..................................    $ 91,238        $ 25,609          $ (826)        $ 24,783
JNL Capital Growth Series.....................................      76,742          20,697          (1,088)          19,609
JNL Global Equities Series....................................     175,106          56,054          (1,777)          54,277
JNL/Alger Growth Series.......................................      93,442          32,130            (243)          31,887
JNL/Alliance Growth Series....................................       2,315             304             (68)             236
JNL/Eagle Core Equity Series..................................      21,566           3,340            (626)           2,714
JNL/Eagle SmallCap Equity Series..............................      23,757           3,457          (1,418)           2,039
JNL/JPM International & Emerging Markets Series...............       5,078             278            (358)             (80)
JNL/PIMCO Total Return Bond Series............................       3,650              74                -              74
JNL/Putnam Growth Series......................................     106,842          31,933          (1,742)          30,191
JNL/Putnam Value Equity Series................................     154,975          14,060          (4,709)           9,351
Goldman Sachs/JNL Growth & Income Series............................ 3,410              79            (228)            (149)
Lazard/JNL Small Cap Value Series................................... 5,189             232            (479)            (247)
Lazard /JNL Mid Cap Value Series..............................       4,948             162            (311)            (149)
PPM America/JNL Balanced Series...............................      77,987           6,845          (1,276)           5,569
PPM America/JNL High Yield Bond Series........................      95,424             911            (863)              48
Salomon Brothers/JNL Balanced Series..........................       2,150              38             (41)              (3)
Salomon Brothers/JNL Global Bond Series.......................      54,576           1,007            (860)             147
Salomon Brothers/JNL High Yield Bond Series...................       5,689               9             (56)             (47)
Salomon Brothers/JNL U.S. Government & Quality
     Bond Series..............................................      46,984             858              (9)             849
T. Rowe Price/JNL Established Growth Series...................     151,314          36,849          (3,094)          33,755
T. Rowe Price/JNL International Equity Investment Series......      72,087          21,108          (5,677)          15,431
T. Rowe Price/JNL Mid-Cap Growth Series.......................     137,372          40,979          (5,662)          35,317
JNL/S&P Conservative Growth Series I................................ 1,738              27              (1)              26
JNL/S&P Moderate Growth Series I.................................... 1,691              34              (3)              31
JNL/S&P Aggressive Growth Series I.................................. 1,001              29              (1)              28
JNL/S&P Very Aggressive Growth Series I.............................   704              25                -              25
JNL/S&P Equity Growth Series I...................................... 1,190              14              (8)               6
JNL/S&P Equity Aggressive Growth Series I...........................   607              19              (1)              18
JNL/S&P Conservative Growth Series II............................... 2,335              21             (39)             (18)
JNL/S&P Moderate Growth Series II................................... 1,677              21             (26)              (5)
JNL/S&P Aggressive  Growth Series II................................   295               5              (6)              (1)
JNL/S&P Very Aggressive Growth Series II............................   244               9              (4)               5
JNL/S&P Equity Growth Series II.....................................   455               6              (7)              (1)
JNL/S&P Equity Aggressive Growth Series II..........................   238               6              (7)              (1)




     NOTE 5.  TRUST TRANSACTIONS

     Transactions of trust shares for the period ended June 30, 1998 were as follows:


                                                                 Shares     Distributions       Shares
                                                               Purchased      Reinvested       Redeemed     Net Increase
                                                               ---------      ----------       --------     ------------
JNL Aggressive Growth Series..............................       1,653,504             -         (872,116)       781,388
JNL Capital Growth Series.................................       1,074,509             -         (663,030)       411,479
JNL Global Equities Series................................       2,020,076             -         (765,624)     1,254,452
JNL/Alger Growth Series...................................       1,951,790             -         (788,947)     1,162,843
JNL/Alliance Growth Series................................         226,596             -             (348)       226,248
JNL/Eagle Core Equity Series..............................         856,581             -         (169,505)       687,076
JNL/Eagle SmallCap Equity Series..........................       1,013,420             -         (331,831)       681,589
JNL/JPM International & Emerging Markets Series...........         501,538             -             (208)       501,330
JNL/PIMCO Total Return Bond Series........................         361,877             -             (518)       361,359
JNL/Putnam Growth Series..................................       2,277,834             -         (600,995)     1,676,839
JNL/Putnam Value Equity Series ...........................       3,315,626             -         (601,842)     2,713,784
Goldman Sachs/JNL Growth & Income Series..................         336,430             -           (3,230)       333,200
Lazard/JNL Small Cap Value Series.........................         511,717             -             (197)       511,520
Lazard /JNL Mid Cap Value Series..........................         472,324             -           (1,921)       470,403
PPM America/JNL Balanced Series ..........................       1,747,570             -         (370,757)     1,376,813
PPM America/JNL High Yield Bond Series....................       3,472,935             -         (877,027)     2,595,908
PPM America/JNL Money Market Series.......................      61,247,339     1,192,196      (50,407,929)    12,031,606
Salomon Brothers/JNL Balanced Series......................         206,391             -           (2,171)       204,220
Salomon Brothers/JNL Global Bond Series...................       1,245,074             -         (434,465)       810,609
Salomon Brothers/JNL High Yield Bond Series...............         568,123             -             (895)       567,228
Salomon Brothers/JNL U.S. Government & Quality
     Series...............................................       1,317,565             -         (481,508)       836,057
T. Rowe Price/JNL Established Growth Series...............       2,935,126             -         (868,489)     2,066,637
T. Rowe Price/JNL International Equity Investment
      Bond Series.........................................         820,059             -         (869,341)      (49,282)
T. Rowe Price/JNL Mid-Cap Growth Series...................       2,110,746             -         (898,525)     1,212,221
JNL/S&P Conservative Growth Series I......................         175,583             -             (112)       175,471
JNL/S&P Moderate Growth Series I..........................         172,561             -           (2,672)       169,889
JNL/S&P Aggressive Growth Series I........................         100,601             -              (33)       100,568
JNL/S&P Very Aggressive Growth Series I...................          77,312             -           (6,836)        70,476
JNL/S&P Equity Growth Series I............................         124,387             -           (4,501)       119,886
JNL/S&P Equity Aggressive Growth Series I.................          62,077             -              (15)        62,062
JNL/S&P Conservative Growth Series II.....................         238,374             -           (4,460)       233,914
JNL/S&P Moderate Growth Series II.........................         171,026             -           (2,429)       168,597
JNL/S&P Aggressive  Growth Series II......................          30,135             -             (331)        29,804
JNL/S&P Very Aggressive Growth Series II..................          24,945             -             (448)        24,497
JNL/S&P Equity Growth Series II...........................          46,791             -             (458)        46,333
JNL/S&P Equity Aggressive Growth Series II................          24,344             -             (446)        23,898

     Transactions of trust shares for the year ending December 31, 1997 were as follows:

                                                                 Shares     Distributions       Shares
                                                               Purchased      Reinvested       Redeemed     Net Increase
                                                               ---------      ----------       --------     ------------
JNL Aggressive Growth Series..............................       3,894,346         191,755       (868,600)     3,217,501
JNL Capital Growth Series.................................       2,848,842          34,057       (968,352)     1,914,547
JNL Global Equities Series................................       6,393,844         295,987     (1,246,634)     5,443,197
JNL/Alger Growth Series...................................       3,544,503         229,852       (869,988)     2,904,367
JNL/Eagle Core Equity Series..............................         688,411          16,636        (24,082)       680,965
JNL/Eagle SmallCap Equity Series..........................         886,938               -       (139,332)       747,606
JNL/Putnam Growth Series..................................       4,787,449          92,112     (1,561,300)     3,318,261
JNL/Putnam Value Equity Series............................       5,270,627         304,872       (347,068)     5,228,431
PPM America/JNL Balanced Series...........................       2,579,083         337,971       (395,399)     2,521,655
PPM America/JNL High Yield Bond Series....................       4,500,240         349,736       (642,559)     4,207,417
PPM America/JNL Money Market Series.......................      87,270,526       1,658,199    (70,873,065)    18,055,660
Salomon Brothers/JNL Global Bond Series...................       2,422,646         177,324       (471,899)     2,128,071
Salomon Brothers/JNL U.S. Government & Quality Bond
     Series...............................................       1,740,847          92,434       (422,626)     1,410,655
T. Rowe Price/JNL Established Growth Series...............       5,871,440         308,764       (813,825)     5,366,379
T. Rowe Price/JNL International Equity Investment
      Series..............................................       3,010,793         112,676       (606,319)     2,517,150
T. Rowe Price/JNL Mid-Cap Growth Series...................       4,951,347          94,266       (893,009)     4,152,604


     NOTE 6.  FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.


NOTE 7.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     At June 30, 1998 the following Series had entered into "position hedge" forward foreign currency exchange contracts that obligate the Series to deliver and receive currencies at specified future dates. The unrealized appreciation (depreciation) of ($33,104), ($118,766), $7,989, $11,079 and $22,529, in the JNL
Aggressive Growth Series, JNL Capital Growth Series, JNL Global Equities Series, JNL/JPM International & Emerging Markets Series, and Salomon Brothers/JNL Global Bond Series, respectively, is included in net unrealized appreciation on foreign currency related items in the accompanying financial statements. The terms of the open contracts are as follows:


JNL Aggressive Growth Series

 Settlement                                        U.S. $ value                                         U.S. $ value
    Date          Currency to be delivered          at 6/30/98        Currency to be received            at 6/30/98
    ----          ------------------------          ----------        -----------------------            ----------
  7/10/98          430,000  Finnish Markka        $      78,497         78,324  US $                    $    78,324
  7/17/98        2,115,000  Finnish Markka              386,248        382,459  US $                        382,459
  7/17/98          392,142  US $                        392,142      2,115,000  Finnish Markka              386,248
  7/23/98          160,000  Finnish Markka               29,230         29,463  US $                         29,463
  7/23/98           29,074  US $                         29,074        160,000  Finnish Markka               29,230
  7/31/98       15,300,000  Finnish Markka            2,796,359      2,789,007  US $                      2,789,007
  7/31/98        1,228,578  US $                      1,228,578      6,730,000  Finnish Markka            1,230,033
   8/7/98        1,000,000  Finnish Markka              182,837        180,157  US $                        180,157
  11/4/98          195,000  Finnish Markka               35,817         36,792  US $                         36,792
  11/4/98           35,611  US $                         35,611        195,000  Finnish Markka               35,817
  7/10/98           90,000  British Sterling            150,192        147,870  US $                        147,870
                            Pound
  7/10/98          148,653  US $                        148,653         90,000  British Sterling            150,192
                                                                                Pound
   8/7/98          170,000  British Sterling            283,265        278,704  US $                        278,704
                            Pound
   8/7/98          278,523  US $                        278,523        170,000  British Sterling            283,264
                                                                                Pound


 Settlement                                         U.S. $ value                                         U.S. $ value
    Date           Currency to be delivered          at 6/30/98        Currency to be received            at 6/30/98
    ----           ------------------------          ----------        -----------------------            ----------
  8/13/98            65,000  British Sterling      $    108,271          105,040  US $                   $   105,040
                             Pound
  8/13/98           108,030  US $                       108,030           65,000  British Sterling           108,271
                                                                                  Pound
  8/14/98               500  British Sterling               833              817  US $                           817
                             Pound
  8/14/98               825  US $                           825              500  British Sterling               833
                                                                                  Pound
  10/7/98           140,000  British Sterling           232,474          232,120  US $                       232,120
                             Pound
  10/7/98           229,162  US $                       229,162          140,000  British Sterling           232,474
                                                                                  Pound
   8/7/98     2,085,000,000  Italian Lira             1,174,184        1,165,164  US $                     1,165,164
   8/7/98           800,868  US $                       800,868     1,425,000,000 Italian Lira               802,500
 11/12/98     1,115,000,000  Italian Lira               629,516          631,478  US $                       631,478
 11/12/98           286,213  US $                       286,213      500,000,000  Italian Lira               282,294
   7/2/98           850,000  Netherlands Guilder        418,204          414,230  US $                       414,230
   7/2/98           421,798  US $                       421,798          850,000  Netherlands Guilder        418,204
  7/10/98           550,000  Netherlands Guilder        270,736          272,008  US $                       272,008
  7/10/98           270,812  US $                       270,812          550,000  Netherlands Guilder        270,736
  7/17/98           800,000  Netherlands Guilder        393,967          392,927  US $                       392,927
  7/17/98           392,290  US $                       392,290          800,000  Netherlands Guilder        393,967
  7/31/98           250,000  Netherlands Guilder        123,221          123,481  US $                       123,481
  7/31/98           123,887  US $                       123,887          250,000  Netherlands Guilder        123,221
  7/17/98         1,310,000  Swedish Krona              164,355          164,078  US $                       164,078
  7/17/98           164,190  US $                       164,190        1,310,000  Swedish Krona              164,355
                                                    -----------                                          -----------
                                                    $12,368,862                                          $12,335,758
                                                    ===========                                          ===========


JNL Capital Growth  Series

 Settlement                                        U.S. $ value                                        U.S. $ value
    Date          Currency to be delivered          at 6/30/98          Currency to be received         at 6/30/98
    ----          ------------------------          ----------          -----------------------         ----------
   7/10/98          238,000  British Sterling     $     397,174         388,496  US $                  $    388,496
                             Pound
    8/7/98            5,000  British Sterling             8,331           8,185  US $                         8,185
                             Pound
    8/7/98            8,348  US $                         8,348           5,000  British Sterling             8,331
                                                                                 Pound
   8/13/98        1,775,000  British Sterling         2,956,643       2,868,400  US $                     2,868,400
                             Pound
   8/13/98          784,571  US $                       784,571         470,000  British Sterling           782,886
                                                                                 Pound
   8/14/98          100,000  British Sterling           666,250         653,360  US $                       653,360
                             Pound
   10/7/98        1,400,000  British Sterling         2,324,736       2,321,200  US $                     2,321,200
                             Pound
   11/4/98          240,000  British Sterling           397,891         394,320  US $                       394,320
                             Pound
                                                     ----------                                          ----------
                                                     $7,543,945                                          $7,425,178
                                                     ==========                                          ==========


JNL Global Equities Series

 Settlement                                         U.S. $ value                                        U.S. $ value
    Date           Currency to be delivered          at 6/30/98          Currency to be received         at 6/30/98
    ----           ------------------------          ----------          -----------------------         ----------
   7/10/98          122,000  Swiss Franc            $    80,646          84,196  US $                   $    84,196
    7/2/98        3,470,000  Deutsche Mark            1,924,327       1,918,903  US $                     1,918,903
    7/2/98        1,961,446  US $                     1,961,446       3,470,000  Deutsche Mark            1,924,327
   7/17/98          600,000  Swiss Franc                396,900         415,512  US $                       415,512
   7/23/98          150,000  Swiss Franc                 99,285         105,589  US $                       105,589
   10/7/98          900,000  Swiss Franc                600,148         607,287  US $                       607,287
   11/4/98          600,000  Swiss Franc                401,238         415,801  US $                       415,801
   12/2/98        1,928,000  Swiss Franc              1,292,996       1,305,349  US $                     1,305,349
   7/10/98          680,000  Deutsche Mark              377,287         375,691  US $                       375,691
   7/10/98          386,904  US $                       386,904         680,000  Deutsche Mark              377,287
   7/23/98          400,000  Deutsche Mark              222,111         222,867  US $                       222,867
  10/21/98          725,000  Deutsche Mark              404,651         403,748  US $                       403,748
  10/21/98          414,025  US $                       414,025         725,000  Deutsche Mark              404,651
   11/4/98          350,000  Deutsche Mark              195,500         200,688  US $                       200,688
  11/12/98          750,000  Deutsche Mark              419,114         419,606  US $                       419,606
   7/23/98        2,000,000  French Franc               331,279         330,196  US $                       330,196
   7/23/98          339,403  US $                       339,403       2,000,000  French Franc               331,279
   7/31/98       16,000,000  French Franc             2,651,531       2,649,148  US $                     2,649,148
   7/31/98        1,051,262  US $                     1,051,262       6,200,000  French Franc             1,027,468
    8/7/98        6,000,000  French Franc               994,724         988,720  US $                       988,720
    8/7/98          712,795  US $                       712,795       4,200,000  French Franc               696,307



  Settlement                                          U.S. $ value                                        U.S. $ value
     Date            Currency to be delivered          at 6/30/98          Currency to be received         at 6/30/98
     ----            ------------------------          ----------          -----------------------         ----------
   10/21/98        1,500,000  French Franc            $    249,729        249,103  US $                   $   249,103
    7/10/98          700,000  British Sterling          1,168,158       1,150,100  US $                     1,150,100
                              Pound
     8/7/98        4,232,000  British Sterling          7,051,629       6,872,056  US $                     6,872,056
                              Pound
    8/13/98          600,000  British Sterling            999,429         969,600  US $                       969,600
                              Pound
    10/7/98        3,068,000  British Sterling          5,094,492       5,034,950  US $                     5,034,950
                              Pound
    7/23/98      164,000,000  Japanese Yen              1,190,176       1,316,740  US $                     1,316,740
    7/23/98           75,373  US $                         75,373      10,250,000  Japanese Yen                74,386
     8/7/98       85,060,000  Japanese Yen                618,637         655,089  US $                       655,089
    10/7/98      381,500,000  Japanese Yen              2,798,997       2,934,437  US $                     2,934,437
    10/7/98        2,267,612  US $                      2,267,612     304,500,000  Japanese Yen             2,234,062
   10/21/98      470,940,000  Japanese Yen              3,462,375       3,584,220  US $                     3,584,220
   10/21/98        1,423,713  US $                      1,423,713     180,000,000  Japanese Yen             1,323,369
    11/4/98      173,250,000  Japanese Yen              1,276,393       1,272,755  US $                     1,272,755
   11/19/98      166,750,000  Japanese Yen              1,231,249       1,393,299  US $                     1,393,299
   11/19/98        1,247,288  US $                      1,247,288     166,750,000  Japanese Yen             1,231,249
    7/17/98        2,900,000  Netherlands Guilder       1,428,132       1,427,976  US $                     1,427,976
    7/17/98          454,994  US $                        454,994         900,000  Netherlands Guilder        443,213
    7/23/98          200,000  Netherlands Guilder          98,528          98,270  US $                        98,270
    7/31/98        8,600,000  Netherlands Guilder       4,238,802       4,238,754  US $                     4,238,754
    7/31/98        2,576,382  US $                      2,576,382       5,100,000  Netherlands Guilder      2,513,708
     7/2/98        8,900,000  Swedish Krona             1,115,937       1,105,766  US $                     1,105,766
     7/2/98        1,125,912  US $                      1,125,912       8,900,000  Swedish Krona            1,115,937
    7/17/98        6,400,000  Swedish Krona               802,954         801,603  US $                       801,603
    8/14/98          700,000  Swedish Krona                87,920          88,496  US $                        88,496
    10/7/98        8,900,000  Swedish Krona             1,120,335       1,130,439  US $                     1,130,439
    10/2/98        1,200,000  South African Rand          194,625         237,765  US $                       237,765
    10/2/98          231,256  US $                        231,256       1,200,000  South African Rand         194,625
                                                      -----------                                         -----------
                                                      $58,888,598                                         $58,596,587
                                                      ===========                                         ===========


JNL/JPM International & Emerging Markets Series

  Settlement                                          U.S. $ value                                         U.S. $ value
     Date            Currency to be delivered          at 6/30/98          Currency to be received          at 6/30/98
     ----            ------------------------          ----------          -----------------------          ----------
    9/17/98          242,827  Austrian Schilling      $    19,225          19,094  US $                    $   19,094
    9/17/98          239,155  Australian $                148,598         140,384  US $                       140,384
    9/17/98        1,042,594  Belgian Franc                28,157          27,974  US $                        27,974
    9/17/98          204,953  US $                        204,953         300,728  Canadian $                 204,668
    9/17/98          272,145  Swiss Franc                 181,114         182,159  US $                       182,159
    9/17/98           50,543  Deutsche Mark                28,156       1,042,594  Belgian Franc               28,157
    9/17/98          177,390  Deutsche Mark                98,821          99,030  US $                        99,030
    9/17/98           19,246  Deutsche Mark                10,721          15,855  Swiss Franc                 10,552
    9/17/98          118,646  US $                        118,646         214,275  Deutsche Mark              119,368
    9/17/98           96,414  Deutsche Mark                53,710          86,840  Australian $                53,958
    9/17/98          976,787  Danish Krone                142,666         141,810  US $                       141,810
    9/17/98          112,000  Deutsche Mark                62,392         426,922  Danish Krone                62,354
    9/17/98          120,000  Swedish Krona                15,093         103,851  Danish Krone                15,168
    9/17/98           17,148  Australian $                 10,655          70,732  Danish Krone                10,331
    9/17/98           15,206  US $                         15,206       2,335,083  Spanish Paseta              15,270
    9/17/98        8,089,698  Spanish Paseta               52,901          53,381  US $                        53,381
    9/17/98           34,586  US $                         34,586         189,879  Finnish Markka              34,791
    9/17/98        1,581,317  French Franc                262,773         261,159  US $                       261,159
    9/17/98          238,100  French Franc                 39,566         271,053  Danish Krone                39,625
    9/17/98           58,458  British Sterling             97,183         138,862  Swiss Franc                 94,112
                              Pound
    9/17/98          507,294  US $                        507,294         311,989  British Sterling           518,662
                                                                                   Pound
    9/17/98           14,284  British Sterling             23,746       7,310,613  Greek Drachma               23,707
                              Pound
    9/17/98          500,000  Hong Kong $                  64,053          63,420  US $                        63,420
    9/17/98            9,622  British Sterling             15,995         122,271  Hong Kong $                 15,663
                              Pound
    9/17/98           25,264  US $                         25,264          18,228  Irish Pound                 25,429
    9/17/98           72,572  US $                         72,572     129,564,007  Italian Lira                73,017
    9/17/98           35,000  British Sterling             58,185     102,725,000  Italian Lira                57,892
                              Pound
    9/17/98          203,737  US $                        203,737      28,508,871  Japanese Yen               208,552
    9/17/98        3,605,082  Japanese Yen                 26,372          15,900  British Sterling            26,432
                                                                                   Pound


Settlement                                          U.S. $ value                                          U.S. $ value
   Date              Currency to be delivered        at 6/30/98            Currency to be received         at 6/30/98
   ----              ------------------------        ----------            -----------------------         ----------
    9/17/98        6,778,195  Japanese Yen          $      49,585          49,000  US $                   $     49,000
    9/17/98        3,373,995  Japanese Yen                 24,682          15,000  British Sterling             24,937
                                                                                   Pound
    9/17/98          146,682  Netherlands Guilder          72,503          72,044  US $                         72,044
    9/17/98           33,884  British Sterling             56,330         110,268  Netherlands Guilder          54,503
                              Pound
    9/17/98           39,602  Norwegian Krone               5,176           5,143  US $                          5,143
    9/17/98           43,005  New Zealand $                22,265          21,180  US $                         21,180
    9/17/98        7,835,486  Portuguese Escudo            42,577          42,660  US $                         42,660
    9/17/98          345,938  Swedish Krona                43,510          58,219  US $                         43,027
    9/17/98          829,033  South African Rand          135,123       1,526,764  US $                        152,677
    9/17/98           20,493  US $                         20,493         117,240  South African Rand           19,109
    9/17/98           47,809  Deutsche Mark                26,633         145,000  South African Rand           23,633
                                                       ----------                                           ----------
                                                       $3,121,218                                           $3,132,297
                                                       ==========                                           ==========

Salomon Brothers/JNL Global Bond Series

Settlement                                          U.S. $ value                                         U.S. $ value
   Date              Currency to be delivered        at 6/30/98            Currency to be received        at 6/30/98
   ----              ------------------------        ----------            -----------------------        ----------
    8/12/98          782,175  Canadian $            $     532,017        545,830  US $                   $    545,830
    8/12/98          110,652  US $                        110,652        159,892  Canadian $                  108,755
    8/12/98       46,228,000  Greek Drachma               150,890        260,000  Deutsche Mark               144,542
    8/12/98        1,187,937  Deutsche Mark               660,409        670,000  US $                        670,000
    8/12/98        2,064,830  US $                        206,483        366,301  Deutsche Mark               203,637
    8/12/98          890,000  US $                        890,000      1,573,938  Deutsche Mark               874,998
    8/12/98          280,000  Deutsche Mark               155,660     48,160,000  Greek Drachma               157,196
    8/12/98        3,722,754  Danish  Krone               542,877        552,337  US $                        552,337
    8/12/98       26,450,277  Japanese Yen                192,505        202,219  US $                        202,219
    8/12/98          104,425  Netherlands Guilder          51,506         52,501  US $                         52,502
    8/12/98          205,412  New Zealand $               106,589        110,101  US $                        110,101
                                                       ----------                                          ----------
                                                       $3,599,588                                          $3,622,117
                                                       ==========                                          ==========

                 JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES

                                  June 30, 1998


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 95.52%

Finland -- 1.57%
Food & Beverage -- 1.57%
   Raisio Group Plc (a) .......................         100,830       $1,821,213

Italy -- 0.85%
Telecommunications -- 0.85%
   Telecom Italia SpA .........................         133,311          981,777

Norway -- 0.31%
Oil  & Gas -- 0.31%
   Ocean Rig ASA (a) ..........................         490,511          364,786

United States -- 92.79%
Advertising -- 2.11%
   Lamar Advertising Co. (a) ..................          23,046          826,775
   Outdoor Systems Inc. (a) ...................          35,724        1,000,272
   Snyder Communications Inc. .................          14,110          620,840
                                                                       ---------
                                                                       2,447,887

Aerospace & Defense -- 0.33%
   Orbital Sciences Corp. (a) .................          10,185          380,664

Agriculture -- 0.79%
   Delta & Pine Land Co. ......................          20,725          922,263

Auto Parts & Equipment -- 1.61%
   Federal-Mogul Corp. ........................          27,630        1,865,025

Banks -- 4.22%
   Bank of New York Co. Inc. ..................          16,400          995,275
   BankAmerica Corp. ..........................          24,530        2,120,312
   Star Banc Corp. ............................          11,412          728,942
   U.S. Bancorp ...............................          24,375        1,048,125
                                                                       ---------
                                                                       4,892,654

Biotechnology -- 2.11%
   Centocor Inc. (a) ..........................          14,595          529,069
   Monsanto Co. ...............................          34,425        1,923,497
                                                                       ---------
                                                                       2,452,566

Chemicals -- 0.77%
   Solutia Inc. ...............................          31,030          890,173

Commercial Services -- 0.65%
   Apollo Group Inc. (a) ......................           6,170          203,996
   CorporateFamily Solutions Inc. (a)..........          21,995          549,875
                                                                       ---------
                                                                         753,871

Computers -- 5.12%
   Cisco Systems Inc. (a) .....................          45,807        4,217,107
   Dell Computer Corp. (a) ....................          18,620        1,728,169
                                                                       ---------
                                                                       5,945,276

Diversified Financial Services -- 2.34%
   Associates First Capital Corp. .............          21,065        1,619,372
   Household International Inc. ...............          22,050        1,096,988
                                                                       ---------
                                                                       2,716,360

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

United States (continued)
Electronics -- 2.17%
   Analog Devices Inc. (a) ....................          11,323      $   278,121
   Pittway Corp. ..............................          30,390        2,245,061
                                                                     -----------
                                                                       2,523,182

Health Care -- 2.36%
   Cognizant Corp. (a) ........................          19,410        1,222,830
   Sofamor/Danek Group Inc. (a) ...............          17,110        1,481,084
   United States Surgical Corp. ...............             845           38,553
                                                                     -----------
                                                                       2,742,467

Holding Companies - Diversified -- 2.29%
   TCI Ventures Group (a) .....................         132,705        2,662,394

Insurance -- 2.13%
   UNUM Corp. .................................          44,423        2,465,477

Manufacturing -- 1.28%
   Tyco International Ltd. ....................          23,540        1,483,020

Media -- 22.73%
   CBS Corp. ..................................          49,995        1,587,341
   Chancellor Media Corp. (a) .................          23,490        1,166,425
   Comcast Corp. ..............................         131,505        5,338,281
   Cox Communications Inc. (a) ................          30,710        1,487,516
   Liberty Media Group (a) ....................          24,615          955,370
   MediaOne Group Inc. ........................         107,785        4,735,803
   Tele-Communications Inc. (a) ...............         136,413        5,243,375
   Time Warner Inc. ...........................          68,037        5,812,911
   United International Holdings  Inc. (a) ....           2,710           43,360
                                                                     -----------
                                                                      26,370,382

Pharmaceuticals -- 11.06%
   ALZA Corp. (a) .............................          32,520        1,406,490
   Eli Lilly & Co. ............................          33,020        2,181,384
   Omnicare Inc. ..............................          30,517        1,163,461
   Pfizer Inc. ................................          19,335        2,101,473
   Warner-Lambert Co. .........................          86,120        5,974,575
                                                                     -----------
                                                                      12,827,383

Retail -- 2.08%
   Amazon.com Inc. (a) ........................          12,210        1,217,948
   Costco Companies Inc. (a) ..................          18,885        1,190,935
                                                                     -----------
                                                                       2,408,883

Savings & Loans -- 0.22%
   Ambanc Holding Co. Inc. ....................           4,295           76,236
   First Defiance Financial Corp. .............           6,835           95,690
   Provident Financial Holdings Inc. (a) ......           4,065           84,349
                                                                     -----------
                                                                         256,275

Semiconductors -- 0.72%
   Maxim Integrated Products Inc. (a) .........          26,350          834,966

                     See notes to the financial statements.

                          JNL AGGRESSIVE GROWTH SERIES

                                  June 30, 1998

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

United States (continued)
Software -- 21.34%
   America Online Inc. ........................          37,633       $3,989,098
   Aspect Development Inc. (a) ................           2,655          200,784
   Aspen Technology Inc. (a) ..................          45,835        2,314,668
   At Home Corp. (a) ..........................          31,430        1,487,032
   Cadence Design Systems Inc. (a) ............          63,965        1,998,906
   HBO & Co. ..................................          29,795        1,050,274
   Intuit Inc. (a) ............................          22,595        1,383,944
   JDA Software Group Inc. (a) ................          21,385          935,594
   Microsoft Corp. ............................          48,205        5,224,217
   Parametric Technology Corp. (a) ............         137,125        3,719,516
   PeopleSoft Inc. (a) ........................          23,270        1,093,690
   Sapient Corp. (a) ..........................          13,825          729,269
   Wind River Systems Inc. (a) ................          17,345          622,252
                                                                     -----------
                                                                      24,749,244

Telecommunications -- 4.36%
   General Instrument Corp. (a) ...............          26,285          714,623
   Nokia Corp. - ADR ..........................          47,445        3,442,728
   U S West Inc. ..............................               1               38
   Western Wireless Corp. (a) .................          45,415          905,462
                                                                     -----------
                                                                       5,062,851
                                                                     -----------

   Total United States ........................                      107,653,263
                                                                     -----------

     Total Common Stocks
       (cost $86,031,699) .....................                      110,821,039
                                                                     -----------

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments -- 4.48%

Diversified Financial Services -- 3.45%
   Household Finance Corp., 6.00%,
      07/01/1998 ..............................     $ 4,000,000      $ 4,000,000

U.S. Government Agencies -- 1.03%
   Federal Home Loan Mortgage Corp. ...........
     Discount Note, 5.85%, 07/01/1998 .........       1,200,000        1,200,000
                                                                     -----------

     Total Short Term Investments
       (cost $5,200,000) ......................                        5,200,000
                                                                     -----------

Total Investments -- 100%
   (cost $91,231,699) .........................                     $116,021,039
                                                                     ===========

                     See notes to the financial statements.

                            JNL CAPITAL GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 95.95%

United Kingdom -- 9.04%
Commercial Services -- 1.65%
   Capita Group Plc ...........................         184,471       $1,593,188

Retail -- 7.39%
   J. D. Wetherspoon Plc ......................         665,208        3,198,810
   PizzaExpress Plc ...........................         272,420        3,920,890
                                                                     -----------
                                                                       7,119,700
                                                                     -----------

    Total United Kingdom ......................                        8,712,888
                                                                     -----------

United States -- 86.91%
Advertising -- 3.37%
   HA-LO Industries Inc. (a) ..................          15,125          470,766
   Outdoor Systems Inc. (a) ...................          88,230        2,470,440
   Snyder Communications Inc. (a) .............           6,860          301,840
                                                                     -----------
                                                                       3,243,046

Airlines -- 1.09%
   Ryanair Holdings Plc - ADR (a) .............          29,476        1,050,082

Banks -- 5.99%
   Firstar Corp. ..............................          12,230          478,604
   M&T Bank Corp. .............................           1,730          958,420
   Northern Trust Corp. .......................          18,750        1,429,688
   Star Banc Corp. ............................          37,185        2,375,192
   U.S. Trust Corp. ...........................           6,970          531,463
                                                                     -----------
                                                                       5,773,367
Biotechnology -- 0.35%
   Incyte Pharmaceuticals Inc. (a) ............           9,920          338,520

Commercial Services -- 12.41%
   Apollo Group Inc. (a) ......................         155,053        5,126,423
   Gartner Group Inc. (a) .....................           8,425          294,875
   ITT Educational Services Inc. (a)...........          73,290        2,363,603
   Paychex Inc. ...............................          91,392        3,718,512
   Robert Half International Inc. (a)..........           8,195          457,896
                                                                     -----------
                                                                      11,961,309

Diversified Financial Services --  4.42%
   Capital One Financial Corp. ................           4,765          591,753
   Capital Trust (a) ..........................          53,135          511,424
   Charles Schwab Corp. .......................          29,047          944,028
   HealthCare Financial Partners Inc. (a) .....          28,250        1,732,078
   Newcourt Credit Group Inc. .................           9,750          479,578
                                                                     -----------
                                                                       4,258,861

Electric -- 1.91%
   AES Corp. (a) ..............................          35,040        1,841,788

Electronics -- 5.00%
   SIPEX Corp. (a) ............................          40,460          869,890
   Vitesse Semiconductor Corp. (a) ............         127,805        3,945,979
                                                                     -----------
                                                                       4,815,869


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

United States (continued)
Entertainment -- 3.46%
   Premier Parks Inc. .........................          24,235       $1,614,657
   SFX Entertainment Inc. (a) .................          37,500        1,720,313
                                                                     -----------
                                                                       3,334,970

Health Care -- 3.79%
   Cyberonics Inc. (a) ........................           7,625           81,016
   Sofamor Danek Group Inc. (a) ...............          41,205        3,566,808
                                                                     -----------
                                                                       3,647,824

Holding Companies - Diversified -- 1.45%
   American Capital Strategies Ltd. ...........          19,850          454,069
   Medallion Financial Corp. ..................          34,185          940,088
                                                                     -----------
                                                                       1,394,157
Insurance -- 3.65%
   Progressive Corp. ..........................          24,975        3,521,474

Leisure Time -- 1.69%
   Family Golf Centers Inc. (a) ...............          17,070          432,084
   Royal Caribbean Cruises Ltd. ...............          15,065        1,197,668
                                                                     -----------
                                                                       1,629,752

Media -- 17.64%
   Capstar Broadcasting Corp. (a) .............          65,875        1,655,109
   Chancellor Media Corp. (a) .................          74,560        3,702,370
   Clear Channel Communications Inc. (a).......          17,205        1,877,496
   Comcast Corp. ..............................          25,500        1,035,141
   Heftel Broadcasting Corp. (a) ..............          90,570        4,053,008
   Jacor Communications Inc. (a) ..............          23,550        1,389,450
   MediaOne Group Inc. ........................          24,305        1,067,901
   Univision Communications Inc. ..............          59,445        2,214,326
                                                                     -----------
                                                                      16,994,801

Pharmaceuticals -- 8.61%
   ALZA Corp. (a) .............................          19,450          841,213
   MedImmune Inc. (a) .........................          32,814        2,046,773
   Omnicare Inc. ..............................         112,510        4,289,444
   Sepracor Inc. (a) ..........................           5,100          211,650
   Watson Pharmaceutical Inc. (a) .............          19,400          905,738
                                                                     -----------
                                                                       8,294,818
Retail -- 2.59%
   CVS Corp. ..................................          12,050          469,197
   Fastenal Co. ...............................          19,285          895,547
   MSC Industrial Direct Co. (a) ..............          39,650        1,130,025
                                                                     -----------
                                                                       2,494,769

Semiconductors -- 1.25%
   Maxim Integrated Products Inc. (a)..........          37,965        1,203,014

Software -- 6.86%
   America Online Inc. ........................          26,360        2,794,160
   At Home Corp. (a) ..........................           9,775          462,480
   Cadence Design Systems Inc. (a) ............          86,195        2,693,594
   Parametric Technology Corp. (a) ............          24,295          659,002
                                                                     -----------
                                                                       6,609,236

                     See notes to the financial statements.

                            JNL CAPITAL GROWTH SERIES

                 SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

United States (continued)
Telecommunications -- 1.38%
   Metromedia International Group
   Inc. (a) ...................................          37,630         $449,208
   U S West Inc. ..............................               1               36
   Western Wireless Corp. (a) .................          44,225          881,736
                                                                     -----------
                                                                       1,330,980

    Total United States .......................                       83,738,637
                                                                     -----------

     Total Common Stocks
       (cost $72,633,957) .....................                       92,451,525
                                                                     -----------


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments -- 4.05%

Diversified Financial Services -- 3.12%
   Household Finance Corp., 6.00%,
     07/01/1998 ...............................      $3,000,000       $3,000,000

U.S. Government Agencies -- 0.93%
   Federal Home Loan Mortgage Corp.
     Discount Note, 5.85%, 07/01/1998..........         900,000          900,000
                                                                     -----------

     Total Short Term Investments
       (cost $3,900,000) ......................                        3,900,000
                                                                     -----------

Total Investments -- 100%
   (cost $76,533,957) .........................                                $
                                                                      96,351,525
                                                                     ===========

-----------------------------------------------
(a) Non-income producing security.

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks --93.15%

Australia -- 0.03%
Banks -- 0.03%
   National Australia Bank Ltd. ...............         5,822            $76,979

Austria -- 0.75%
Banks -- 0.75%
   Bank Austria AG ............................          16,756        1,364,120
   Erste Bank Der Oesterreichen
     Sparkassen AG ............................           5,966          362,074
                                                                     -----------

    Total Austria .............................                        1,726,194

Belgium -- 0.00%
Financial Services -- 0.00%
   Dexia Belgium ..............................              72           10,843

Denmark -- 0.63%
Banks -- 0.35%
   BG Bank A/S ................................           7,506          465,395
   Unidanmark A/S .............................           3,854          346,717
                                                                     -----------
                                                                         812,112

Pharmaceuticals -- 0.14%
   Novo-Nordisk A/S "B" .......................           2,241          309,261

Transportation -- 0.14%
   SAS Danmark A/S ............................          15,858          318,568
                                                                     -----------

    Total Denmark .............................                        1,439,941

Finland -- 3.76%
Banks -- 0.12%
   Merita Ltd. ................................          43,143          284,941

Food -- 0.57%
   Raisio Group Plc ...........................          72,620        1,311,679

Insurance -- 0.95%
   Pohjola Insurance Co. ......................          21,619        1,076,799
   Sampo Insurance Co. Plc ....................          22,664        1,075,093
                                                                     -----------
                                                                       2,151,892

Software -- 0.72%
   Tieto Corp. ................................          21,762        1,655,660

Telecommunications -- 1.40%
   Nokia Oyj "A" ..............................          43,626        3,211,628
                                                                     -----------

    Total Finland .............................                        8,615,800

France -- 8.98%
Auto Manufacturers -- 1.26%
   Renault SA .................................          50,954        2,898,437

Auto Parts & Equipment -- 0.25%
   Valeo SA ...................................           5,629          575,404


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

France (continued)
Banks -- 0.30%
   Credit Commercial de France ................           6,243         $525,611
   Dexia France ...............................           1,231          165,743
                                                                     -----------
                                                                         691,354

Commercial Services -- 0.48%
   Vivendi ....................................           5,127        1,094,821

Computers -- 2.04%
   Atos SA (a) ................................           6,245        1,497,800
   Cap Gemini SA ..............................          20,291        3,188,456
                                                                     -----------
                                                                       4,686,256

Engineering & Construction -- 0.28%
   Compagnie Francaise d'Estudes
     et de Construction Technip ...............           5,225          638,681

Food -- 0.52%
   Groupe Danone ..............................           4,297        1,184,825

Insurance -- 0.32%
   AXA-UAP ....................................           5,260          591,627
   Groupe des Assurances Nationales ...........           5,647          151,316
                                                                     -----------
                                                                         742,943

Machinery -- 0.29%
   Alstom (a) .................................          20,404          671,617

Oil & Gas Producers -- 1.84%
   Elf Aquitaine SA ...........................          22,294        3,134,443
   Total SA ...................................           8,273        1,075,571
                                                                     -----------
                                                                       4,210,014

Pharmaceuticals -- 0.59%
   Rhone-Poulenc SA ...........................          24,146        1,361,924

Retail -- 0.09%
   Castorama Dubois Investissements .....1,129                           198,696

Telecommunications -- 0.72%
   Alcatel Alsthom SA .........................           8,070        1,643,179
                                                                     -----------

    Total France ..............................                       20,598,151

Germany -- 8.01%
Auto Manufacturers -- 0.85%
   Bayerische Motoren Werke AG ................             583          589,966
   Bayerische Motoren Werke AG -  New..........             174          171,738
   Volkswagen AG ..............................           1,240        1,198,436
                                                                     -----------
                                                                       1,960,140

Banks -- 1.85%
   Deutsche Bank AG ...........................          29,519        2,497,768
   Deutsche Pfandbrief &
     Hypothekenbank AG ........................          18,866        1,510,577
   Dresdner Bank AG ...........................           4,443          240,202
                                                                     -----------
                                                                       4,248,547
                     See notes to the financials statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Germany (continued)
Chemicals -- 0.51%
   Hoeschst AG ................................          23,368       $1,175,883

Holding Companies - Diversified -- 0.40%
   Preussag AG ................................           2,570          920,580

Insurance -- 1.03%
   Allianz AG .................................           1,528          509,630
   Allianz AG - New ...........................              44           14,553
   ERGO Versicherungs Gruppe AG ...............           5,684        1,021,163
   Muenchener Rueckversicher
      Gesellschaft AG .........................           1,633          811,316
                                                                     -----------
                                                                       2,356,662

Machinery -- 2.21%
   Mannesman AG ...............................          49,020        5,042,119

Manufacturing -- 0.32%
   Siemens AG .................................          12,180          743,923

Pharmaceuticals -- 0.84%
   Merck Kgaa .................................          16,307          731,507
   Schering AG ................................          10,152        1,196,207
                                                                     -----------
                                                                       1,927,714
                                                                     -----------

    Total Germany .............................                       18,375,568

Greece -- 0.08%
Telecommunications -- 0.08%
   Hellenic Telecommunication
      Organization SA .........................           6,918          177,548

Hong Kong -- 0.47%
Holding Companies - Diversified -- 0.10%
   First Pacific Co. Ltd. .....................         570,540          239,321

Telecommunications -- 0.37%
   China Telecom Ltd. (a) .....................         478,000          829,775
                                                                     -----------

     Total Hong Kong ..........................                        1,069,096

Italy -- 3.76%
Banks -- 1.95%
   Banca Commerciale Italiana .................         364,637        2,181,563
   Banca di Roma (a) ..........................         866,847        1,805,169
   Credito Italiano ...........................          94,601          495,434
                                                                     -----------
                                                                       4,482,166

Chemicals -- 0.38%
   SNIA BPD SpA ...............................         700,000          858,871

Diversified Financial Services -- 0.06%
   Banca Fideuram SpA .........................          24,876          141,899

Insurance -- 0.45%
   Assicurazioni Generali .....................          31,541        1,026,070

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Italy (continued)
Telecommunications -- 0.92%
   Telecom Italia Mobile SpA (a) ..............          97,252         $594,979
   Telecom Italia SpA .........................         207,247        1,526,285
                                                                     -----------
                                                                       2,121,264
                                                                     -----------

    Total Italy ...............................                        8,630,270

Japan -- 6.38%
Auto Manufacturing -- 0.48%
   Honda Motor Co. Ltd. .......................          13,000        1,107,543

Beverages -- 0.52%
   Kirin Brewery Co. Ltd. .....................         126,000        1,193,751

Cosmetics & Personal Care-- 0.25%
   Kao Corp. ..................................          30,000          572,648

Diversified Financial Services -- 0.25%
   Nomura Securities Co. Ltd. .................          50,000          584,002

Home Furnishings -- 1.60%
   Sony Corp. .................................          42,300        3,655,782

Pharmaceuticals -- 1.00%
   Fujisawa Pharmaceutical ....................          54,000          506,922
   Takeda Chemical Industries .................          67,000        1,788,023
                                                                     -----------
                                                                       2,294,945

Retail -- 0.25%
   Ito-Yokado Co. Ltd. ........................          12,000          566,717

Semiconductors -- 0.27%
   Rohm Co. Ltd. ..............................           6,000          618,356

Software -- 0.98%
   Meitec Corp. ...............................          32,500        1,128,227
   NTT Data Corp. .............................              31        1,123,237
                                                                     -----------
                                                                       2,251,464

Telecommunications -- 0.78%
   Nippon Telegraph & Telephone Corp ..........             216        1,796,485
                                                                     -----------

    Total Japan ...............................                       14,641,693

Mexico -- 0.25%
Holding Companies - Diversified -- 0.18%
   Fomento Economico Mexicano SA ..............          13,240          412,576

Forest Products & Paper -- 0.02%
   Kimberly-Clark de Mexico SA ................          11,800           41,695

Retail -- 0.05%
   Cifra SA "C" (a) ...........................          25,500           35,417
   Cifra SA "V" (a) ...........................          51,783           77,800
                                                                     -----------
                                                                         113,217
                                                                     -----------

    Total Mexico ..............................                          567,488

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Netherlands -- 6.43%
Banks -- 0.30%
   ING Groep NV ...............................          10,380         $680,170

Chemicals -- 1.64%
   Akzo Nobel .................................          16,926        3,765,311

Computers -- 0.82%
   Getronics NV ...............................          36,317        1,884,857

Electronics -- 1.78%
   Philips Electronics NV .....................          33,917        2,853,182
   Simac Techniek NV ..........................           6,000        1,260,362
                                                                     -----------
                                                                       4,113,544

Entertainment -- 0.08%
   PolyGram NV ................................           3,408          174,026

Food -- 0.19%
   Koninklijke Numico NV ......................          13,685          428,845

Household Products -- 0.27%
   Hagemeyer NV ...............................          14,458          625,903

Media -- 1.35%
   Wolters Kluwer NV ..........................          22,463        3,085,313
                                                                     -----------

    Total Netherlands .........................                       14,757,969

Norway -- 0.45%
Airlines -- 0.11%
   SAS Norge ASA "B" ..........................          14,869          254,138

Banks -- 0.09%
   DenNorske Bank ASA .........................          38,517          202,020

Insurance -- 0.09%
   Storebrand ASA .............................          23,774          210,925

Software -- 0.16%
   Merkantildata ASA ..........................          27,970          353,981
                                                                     -----------

    Total Norway ..............................                        1,021,064

Portugal -- 0.28%
Building Materials -- 0.28%
   Cimentos de Portugal SA ....................          17,953          631,175

Spain -- 2.10%
Banks -- 0.57%
   Banco Bilbao Vizcaya .......................           2,216          113,726
   Banco Central Hispanoamericano .............          17,961          564,539
   Corporacion Bancaria de Espana SA...........          27,840          624,516
                                                                     -----------
                                                                       1,302,781


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks  (continued)

Spain (continued)
Electric -- 0.19%
   Endesa SA ..................................          19,480      $   426,186

Retail -- 0.94%
   Telepizza ..................................         205,664        2,179,354

Telecommunications --0.34%
   Telefonica SA ..............................          16,625          768,642

Tobacco -- 0.06%
   Tabacalera SA ..............................           7,057          144,499
                                                                     -----------

    Total Spain ...............................                        4,821,462

Sweden -- 5.48%
Airlines -- 0.17%
   SAS Sverige AB .............................          22,110          396,406

Banks -- 0.44%
   Skandinaviska Enskilda Banken ..............          59,297        1,014,799

Commercial Services -- 0.76%
   Securitas AB "B" ...........................          35,684        1,747,066

Computers -- 0.43%
   WM-Data AB .................................          28,290          982,489

Health Care -- 0.27%
   Ortivus AB (a) .............................          39,602          620,643

Home Furnishings -- 1.16%
   Electrolux AB "B" ..........................         153,780        2,641,407

Metals & Mining -- 1.00%
   Assa Abloy AB ..............................          58,124        2,284,588

Pharmaceuticals -- 0.70%
   Astra AB "A" ...............................          78,752        1,609,400

Telecommunications -- 0.55%
   Telefonaktiebolaget LM Ericsson ............          43,278        1,264,265
                                                                     -----------

    Total Sweden ..............................                       12,561,063

Switzerland -- 5.90%
Banks -- 2.19%
   Credit Suisse Group ........................           4,356          970,845
   Julius Baer Holding AG .....................             109          341,547
   Union Bank of Switzerland ..................           9,950        3,705,871
                                                                     -----------
                                                                       5,018,263

Biotechnology -- 0.09%
   Ares-Serono Group SA .......................             153          213,188

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Switzerland  (continued)
Insurance -- 2.43%
   Baloise Holdings Ltd. ......................             804      $   659,426
   Schweizerische
   Lebensversicherungs-
      und Rentenanstalt .......................           3,683        3,122,877
   Zurich .....................................           2,773        1,772,610
   Versicherungs-Gesellschaft
                                                                     -----------
                                                                       5,554,913
Leisure Time -- 0.24%
   Kuoni Reisen Holding .......................             112          556,930

Manufacturing -- 0.02%
   Sulzer AG ..................................              61           48,217

Pharmaceuticals -- 0.93%
   Novartis ...................................           1,145        1,908,459
   Roche Holding AG ...........................              23          226,234
                                                                     -----------
                                                                       2,134,693
                                                                     -----------

    Total Switzerland .........................                       13,526,204

United Kingdom -- 12.39%
Banks --1.80%
   Lloyds TSB Group Plc .......................         209,071        2,927,085
   National Westminster Bank Plc ..............          29,234          522,777
   Schroders Plc ..............................           6,096          157,359
   Standard Chartered Plc .....................          46,776          531,874
                                                                     -----------
                                                                       4,139,095

Beverages -- 0.20%
   Diageo Plc .................................          37,850          448,707

Chemicals -- 0.44%
   Imperial Chemical Industries ...............          63,302        1,016,789
   Plc

Commercial Services -- 2.99%
   Hays Plc ...................................         116,697        1,958,233
   Rentokil Initial Plc .......................         680,768        4,899,083
                                                                     -----------
                                                                       6,857,316

Computers -- 1.97%
   Logica Plc .................................          82,890        2,668,380
   Misys Plc ..................................          29,138        1,656,591
   SEMA Group Plc .............................          17,400          204,822
                                                                     -----------
                                                                       4,529,793

Diversified Financial Services -- 0.28%
   Amvescap Plc ...............................          64,908          634,005

Electronics -- 0.38%
   Electrocomponents Plc ......................         111,486          874,896

Food -- 0.73%
   Compass Group Plc ..........................         145,910        1,678,583

Holding Companies -- 0.03%
   Tomkins Plc ................................          11,682           63,441

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

United Kingdom (continued)
Insurance -- 0.30%
   Royal & Sun Alliance Insurance .............          65,565      $   678,191

Manufacturing -- 2.04%
   General Electric Plc .......................         138,134        1,191,267
   Siebe Plc ..................................         167,127        3,340,252
   Williams Plc ...............................          19,507          125,398
                                                                     -----------
                                                                       4,656,917

Pharmaceuticals -- 0.20%
   Zeneca Group Plc ...........................          10,865          466,594

Retail -- 0.04%
   J. D. Wetherspoon Plc ......................          18,310           88,048

Software -- 0.10%
   JBA Holdings Plc ...........................          23,005          238,150

Telecommunications-- 0.89%
   Energis Plc (a) ............................         134,209        2,044,989
                                                                     -----------

    Total United Kingdom ......................                       28,415,514

United States -- 27.02%
Banks -- 0.50%
   BankAmerica Corp. ..........................           8,965          774,912
   Royal Bank Of Canada .......................           4,894          295,475
   Uniao de Bancos Brasileiros SA- GDR.........           2,545           75,078
                                                                     -----------
                                                                       1,145,465

Beverages -- 0.28%
   Coca-Cola Femsa SA - ADR ...................          12,040          209,195
   Compania Cervejaria Brahma - ADR............          34,055          425,688
                                                                     -----------
                                                                         634,883

Biotechnology -- 1.54%
   Monsanto Co. ...............................          63,070        3,524,036

Chemicals -- 1.05%
   E.I. du Pont de Nemours & Co. ..............          17,590        1,312,654
   Solutia Inc. ...............................          38,325        1,099,448
                                                                     -----------
                                                                       2,412,102

Computers -- 2.24%
   Cisco Systems Inc. (a) .....................          55,787        5,135,891

Cosmetics & Personal Care -- 0.29%
   Estee Lauder Cos. Inc. .....................           9,430          657,153

Diversified Financial Services -- 0.40%
   Household International Inc. ...............          11,890          591,527
   Morgan Stanley Dean Witter & Co.............           3,575          326,666
                                                                     -----------
                                                                         918,193

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks  (continued)

United States (continued)
Electric -- 0.02%
   Companhia Energetica de Minas
   Gerais -
      ADR .....................................           1,285      $    39,773
   Mosenergo - ADR ............................           1,975            9,381
                                                                     -----------
                                                                          49,154

Electronics -- 1.65%
   Philips Electronics NV - NYS ...............          44,559        3,787,515

Food -- 0.03%
   Disco SA - ADR .............................           2,300           73,600

Health Care -- 0.05%
   United States Surgical Corp. ...............           2,340          106,763

Investment Company -- 0.09%
   Romania Investment Fund ....................             204          210,098

Leisure Time -- 0.11%
   Mattel Inc. ................................           5,975          252,816

Manufacturing --1.80%
   Tyco International Ltd. ....................          65,650        4,135,950

Media -- 5.15%
   CBS Corp. ..................................          46,735        1,483,836
   Comcast Corp. ..............................          49,600        2,013,450
   Grupo Televisa SA - GDR ....................          28,210        1,061,401
   MediaOne Group Inc. ........................           9,215          404,884
   Tele-Communications Inc. ...................         111,915        4,301,733
   Time Warner Inc. ...........................          29,895        2,554,154
                                                                     -----------
                                                                      11,819,458

Oil & Gas Producers -- 0.17%
   LUKoil-Holding -ADR ........................           1,480           49,476
   YPF SA - ADR ...............................          11,100          333,694
                                                                     -----------
                                                                         383,170

Pharmaceuticals -- 2.81%
   Elan Corp. Plc - ADR (a) ...................          14,140          909,378
   Eli Lilly & Co. ............................          11,895          785,813
   Grupo Casa Autrey SA - ADR .................           6,208           40,352
   Pfizer Inc. ................................           7,080          769,508
   Pharmacia & Upjohn Inc. ....................          14,485          668,121
   SmithKline Beecham Plc - ADR ...............          15,600          943,800
   Warner-Lambert Co. .........................          33,629        2,333,012
                                                                     -----------
                                                                       6,449,984

Retail -- 0.36%
   Costco Cos. Inc. (a) .......................           7,665          483,374
   Starbucks Corp. (a) ........................           6,470          345,741
                                                                     -----------
                                                                         829,115

Semiconductors -- 0.93%
   ASM Lithography Holding NV - NYS (a)........           4,660          135,432
   Texas Instruments Inc. .....................          34,420        2,007,116
                                                                     -----------
                                                                       2,142,548

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks  (continued)

United States (continued)
Software -- 4.49%
   American Management Systems (a) ............           8,000      $   239,500
   Intuit Inc. (a) ............................          16,595        1,016,444
   Microsoft Corp. ............................          51,100        5,537,962
   Parametric Technology Corp. (a) ............          78,645        2,133,246
   PeopleSoft Inc. (a) ........................          29,270        1,375,690
                                                                     -----------
                                                                      10,302,842

Telecommunications -- 3.06%
   Alcatel Alshom SA - ADR ....................           2,775          112,907
   Compania de Telecomunicaciones de
      Chile SA - ADR ..........................          14,105          286,508
   Millicom International Cellular
      SA - ADR (a).............................           2,645          115,719
   Nokia Corp. - ADR ..........................          20,710        1,502,769
   Nortel Inversora SA - ADR ..................          36,400          905,450
   Telecom Argentina SA - ADR .................           3,750          111,797
   Telecomunicacoes Brasileiras SA - ADR.......           3,015          329,200
   Telefonaktiebolaget LM Ericsson - ADR.......          31,312          896,306
   Telefonica de Argentina SA - ADR ...........          16,535          536,354
   Telefonos de Mexico SA - ADR ...............           9,580          460,439
   WorldCom Inc. ..............................          36,390        1,762,641
                                                                     -----------
                                                                       7,020,090
                                                                     -----------

    Total United States .......................                       61,990,826
                                                                     -----------

     Total Common Stocks
       (cost $159,959,806) ....................                      213,654,848
                                                                     -----------

Preferred Stocks -- 1.32%

Brazil -- 0.00%
Electric -- 0.00%
   Companhia Energetic de Minas Gerais.........             574               18

Oil & Gas Producers -- 0.00%
   Petroleo Brasileiro SA .....................             500               93
                                                                     -----------

    Total Brazil ..............................                              111

Germany -- 1.32%
Auto Manufacturers -- 0.67%
   Porsche AG .................................             537        1,548,366

Insurance -- 0.65%
   Marschollek Lauten und Partner AG...........                        1,487,770
                                                                     -----------

    Total Germany .............................                        3,036,136
                                                                     -----------

     Total Preferred Stocks
       (cost $2,453,725) ......................                        3,036,247
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 5.53%

Diversified Financial Services -- 5.27%
   CIT Group Inc., 6.10%,
   07/01/1998 .................................     $ 2,100,000        2,100,000


                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Diversified Financial Services
(continued)
   Household Finance Corp., 6.00%,
      07/01/1998 ..............................     $10,000,000     $10,000,000
                                                                     -----------
                                                                      12,100,000

U.S. Treasury Bill -- 0.26%
   U.S. Treasury Bill, 5.005%, 10/01/1998......         600,000          592,326
                                                                     -----------

     Total Short Term Investments
       (cost $12,692,326) .....................                       12,692,326
                                                                     -----------

Total Investments -- 100%
   (cost $175,105,856 ) .......................                     $229,383,421
                                                                     ===========


-----------------------------------------------

(a) Non-income producing security.

                             JNL/ALGER GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 96.04 %

Airlines -- 3.10%
   AMR Corp. (a) ..............................          46,600      $ 3,879,450

Banks -- 10.22%
   Banc One Corp. .............................          17,465          974,765
   Bank of New York Co. Inc. ..................          44,600        2,706,663
   BankAmerica Corp. ..........................          18,400        1,590,450
   BankBoston Corp. ...........................          22,800        1,268,250
   Chase Manhattan Corp. ......................          24,000        1,812,000
   First Chicago NBD Corp. ....................           7,000          620,375
   First Union Corp. ..........................          38,644        2,251,013
   NationsBank Corp. ..........................          20,700        1,583,550
                                                                     -----------
                                                                      12,807,066

Building Materials -- 2.06%
   Masco Corp. ................................          42,600        2,577,300

Commercial Services -- 0.44%
   H & R Block Inc. ...........................          13,200          556,050

Computers -- 6.60%
   Ascend Communications Inc. (a) .............          12,400          614,575
   Bay Networks Inc. (a) ......................          20,400          657,900
   Cisco Systems Inc. (a) .....................          37,850        3,484,566
   Compaq Computer Corp. ......................          84,000        2,383,500
   International Business Machines Corp........           9,900        1,136,644
                                                                     -----------
                                                                       8,277,185

Diversified Financial Services -- 5.40%
   Federal Home Loan Mortgage Corp. ...........          32,300        1,520,119
   Household International Inc. ...............          49,800        2,477,550
   Morgan Stanley Dean Witter & Co. ...........          30,375        2,775,516
                                                                     -----------
                                                                       6,773,185

Electric -- 1.05%
   AES Corp. (a) ..............................          25,000        1,314,060

Entertainment -- 1.03%
   International Game Technology ..............          53,000        1,285,250

Environmental Control-- 2.05%
   USA Waste Services Inc. (a) ................          52,000        2,567,500

Food --2.54%
   Safeway Inc. (a) ...........................          78,200        3,181,760

Hand & Machine Tools-- 0.49%
   Black & Decker Corp. .......................          10,100          616,100

Health Care -- 2.47%
   Cognizant Corp. ............................          39,000        2,457,000
   Medtronic Inc. .............................          10,000          637,500
                                                                     -----------
                                                                       3,094,500

Household Products -- 0.48%
   Newell Co. .................................          12,000          597,750


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Insurance -- 6.50%
   American International Group Inc. ..........          24,900      $ 3,635,400
   MGIC Investment Corp. ......................          17,100          975,769
   Travelers Group Inc. .......................          58,400        3,540,500
                                                                     -----------
                                                                       8,151,669
Leisure Time -- 3.16%
   Carnival Corp. .............................          65,800        2,607,325
   Mattel Inc. ................................          32,100        1,358,231
                                                                     -----------
                                                                       3,965,556

Manufacturing  -- 3.14%
   Tyco International Ltd. ....................          62,440        3,933,718

Media -- 0.94%
   CBS Corp. ..................................          37,200        1,181,100

Packaging & Containers  -- 0.86%
   Owens-Illinois Inc. (a) ....................          24,200        1,082,950

Pharmaceuticals -- 13.35%
   Bristol-Myers Squibb Co. ...................          22,000        2,528,625
   Cardinal Health Inc. .......................          19,200        1,800,000
   Elan Corp. Plc - ADR (a) ...................           9,500          610,969
   Eli Lilly & Co. ............................           9,000          594,563
   McKesson Corp. .............................          12,400        1,007,500
   Pfizer Inc. ................................          27,000        2,934,563
   Schering-Plough Corp. ......................          37,600        3,445,100
   Warner-Lambert Co. .........................          54,900        3,808,688
                                                                     -----------
                                                                      16,730,008

Retail  -- 10.56%
   CVS Corp. ..................................          65,200        2,538,725
   Fred Meyer Inc. (a) ........................          13,200          561,000
   Home Depot Inc. ............................          44,250        3,675,516
   Kmart Corp. (a) ............................          29,700          571,725
   Staples Inc. (a) ...........................          75,300        2,178,994
   Wal-Mart Stores Inc. .......................          61,000        3,705,750
                                                                     -----------
                                                                      13,231,710

Software -- 11.44%
   America Online Inc. ........................          43,100        4,568,600
   Compuware Corp. (a) ........................          37,700        1,927,413
   HBO & Co. ..................................          72,300        2,548,575
   Microsoft Corp. ............................          37,700        4,085,738
   Network Associates Inc. (a) ................          25,200        1,206,450
                                                                     -----------
                                                                      14,336,776

Telecommunications-- 5.78%
   CIENA Corp. (a) ............................          27,000        1,879,875
   Nokia Corp. - ADR ..........................          30,200        2,191,388
   WorldCom Inc. (a) ..........................          65,400        3,167,813
                                                                     -----------
                                                                       7,239,076

                     See notes to the financial statements.

                             JNL/ALGER GROWTH SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Transportation  -- 2.38%
   Burlington Northern Santa Fe Corp. .........          17,800      $ 1,747,738
   Kansas City Southern Industries Inc. .......          25,000        1,240,625
                                                                     -----------
                                                                       2,988,363
                                                                     -----------
     Total Common Stocks
       (cost $88,481,242) .....................                      120,368,082
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 3.96%

Auto Manufacturers -- 0.79%
   General Motors Corp., 5.59%,
     07/13/1998................................      $1,000,000          998,137

Diversified Financial Services -- 0.96%
   Repsol International Finance BV,
   5.43%, 07/02/1998 ..........................       1,200,000        1,199,819


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Environmental Control -- 1.20%
   AlliedSignal Inc., 5.60%,
   07/08/1998 .................................     $ 1,500,000      $ 1,498,367

Money Market Fund -- 1.01%
   SSgA Money Market Fund, 5.35% (b) ..........       1,264,632        1,264,632
                                                                     -----------

     Total Short Term Investments
       (cost $4,960,955) ......................                        4,960,955
                                                                     -----------

Total Investments  -- 100%
   (cost $93,442,197) .........................                     $125,329,037
                                                                     ===========


-----------------------------------------------
(a) Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.



                     See notes to the financial statements.

                           JNL/ALLIANCE GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 99.86%

Aerospace & Defense -- 1.63%
   United Technologies Corp. ..................             450      $    41,625

Airlines -- 3.04%
   Northwest Airlines Corp. (a) ...............           1,200           46,275
   UAL Corp. (a) ..............................             400           31,200
                                                                     -----------
                                                                          77,475

Banks -- 6.66%
   Chase Manhattan Corp. ......................             300           22,650
   Citicorp ...................................             500           74,625
   NationsBank Corp. ..........................             950           72,675
                                                                     -----------
                                                                         169,950

Beverages -- 0.67%
   Coca-Cola Co. ..............................             200           17,100

Computers -- 11.23%
   Cisco Systems Inc. .........................           1,400          128,888
   Compaq Computer Corp. ......................             900           25,538
   Dell Computer Corp. (a) ....................           1,300          120,656
   International Business Machines Corp........             100           11,481
                                                                     -----------
                                                                         286,563

Cosmetics & Personal Care -- 1.70%
   Colgate-Palmolive Co. ......................             300           26,400
   Gillette Co. ...............................             300           17,006
                                                                     -----------
                                                                          43,406

Diversified Financial Services -- 11.54%
   Associates First Capital Corp. .............             600           46,125
   Federal National Mortgage Association.......             600           36,450
   Household International Inc. ...............             600           29,850
   MBNA Corp. .................................           2,600           85,800
   Merrill Lynch & Co. Inc. ...................             400           36,900
   Morgan Stanley Dean Witter & Co. ...........             650           59,394
                                                                     -----------
                                                                         294,519

Electronics -- 0.33%
   Honeywell Inc. .............................             100            8,352

Food -- 0.83%
   Campbell Soup Co. ..........................             400           21,250

Health Care -- 3.03%
   Humana Inc. (a) ............................             400           12,475
   United HealthCare Corp. ....................             950           60,325
   United States Surgical Corp. ...............             100            4,563
                                                                     -----------
                                                                          77,363

Insurance -- 2.53%
   American International Group ...............             200           29,200
   Inc ........................................
   Progressive Corp. ..........................             250           35,250
                                                                     -----------
                                                                          64,450


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Leisure Time -- 0.62%
   Carnival Corp. .............................             400      $    15,850

Manufacturing -- 5.16%
   General Electric Co. .......................             200           18,200
   Tyco International Ltd. ....................           1,800          113,400
                                                                     -----------
                                                                         131,600

Media -- 5.97%
   Gannett Co. Inc. ...........................             600           42,638
   Liberty Media Group (a) ....................           1,200           46,575
   Walt Disney Co. ............................             600           63,038
                                                                     -----------
                                                                         152,251

Oil &  Gas Producers -- 2.55%
   Halliburton Co. ............................           1,000           44,563
   Schlumberger Ltd. ..........................             300           20,494
                                                                     -----------
                                                                          65,057

Pharmaceuticals -- 9.27%
   Bristol-Myers Squibb Co. ...................             550           63,216
   Merck & Co. Inc. ...........................             410           54,838
   Pfizer Inc. ................................             500           54,344
   Schering-Plough Corp. ......................             700           64,138
                                                                     -----------
                                                                         236,536

Retail -- 9.29%
   Dayton Hudson Corp. ........................           1,500           72,750
   Home Depot Inc. ............................           1,300          107,981
   Kohl's Corp. (a) ...........................             500           25,938
   Wal-Mart Stores Inc. .......................             500           30,375
                                                                     -----------
                                                                         237,044

Savings & Loans -- 1.95%
   H.F. Ahmanson & Co. ........................             700           49,700

Semiconductors -- 1.16%
   Intel Corp. ................................             400           29,650

Software -- 2.55%
   Microsoft Corp. ............................             600           65,022

Telecommunications -- 13.83%
   AirTouch Communications Inc. (a) ...........           2,100          122,719
   Lucent Technologies Inc. ...................             200           16,638
   MCI Communications Corp. ...................             300           17,438
   Nokia Corp. - ADR ..........................           1,950          141,497
   Telefonaktiebolaget LM Ericsson - ADR.......             900           25,763
   Tellabs Inc. (a) ...........................             400           28,650
                                                                     -----------
                                                                         352,705

Tobacco -- 4.32%
   Philip Morris Cos. Inc. ....................           2,800          110,250
                                                                     -----------

     Total Common Stocks
       (cost $2,311,197) ......................                        2,547,718
                                                                     -----------


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments -- 0.14%

Money Market Funds -- 0.14%
   SSgA Money Market Fund, 5.35%, (b) .........     $     3,494      $     3,494

                                                                     -----------

     Total Short Term Investments
       (cost $3,494) ..........................                            3,494
                                                                     -----------

Total Investments -- 100%
   (cost $2,314,691) ..........................                      $ 2,551,212
                                                                     ===========


-----------------------------------------------
(a) Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.


                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks --87.83%

Advertising -- 1.75%
   Omnicom Group Inc. .........................           8,500      $   423,938

Aerospace & Defense -- 0.61%
   Raytheon Co. "B" ...........................           2,500          147,813

Banks -- 4.48%
   BankAmerica Corp. ..........................           3,000          259,313
   Chase Manhattan Corp. ......................           8,200          619,100
   First Union Corp. ..........................           1,700           99,025
   Mellon Bank Corp. ..........................           1,600          111,400
                                                                     -----------
                                                                       1,088,838
Beverages -- 0.88%
   Coca-Cola Co. ..............................           2,500          213,750

Biotechnology -- 0.69%
   Monsanto Co. ...............................           3,000          167,610

Building Materials -- 0.70%
   American Standard Cos. Inc. (a) ............           3,800          169,813

Chemicals -- 2.24%
   Crompton & Knowles Corp. ...................           4,000          100,750
   E.I. du Pont de Nemours & Co. ..............           2,500          186,563
   Imperial Chemical Industries Plc - ADR......           2,500          161,250
   Morton International Inc. ..................           3,800           95,000
                                                                     -----------
                                                                         543,563

Commercial Services -- 1.55%
   MedPartners Inc. ...........................          21,500          172,000
   Paychex Inc. ...............................           5,000          203,438
                                                                     -----------
                                                                         375,438

Computers -- 4.02%
   Cisco Systems Inc. (a) .....................           5,000          460,313
   Dell Computer Corp. (a) ....................           2,500          232,031
   Electronic Data Systems Corp. ..............           3,000          120,000
   Stratus Computer Inc. (a) ..................           6,500          164,531
                                                                     -----------
                                                                         976,875

Cosmetics & Personal Care -- 0.93%
   Gillette Co. ...............................           4,000          226,750

Distribution & Wholesale -- 0.62%
   Unisource Worldwide Inc. ...................          14,000          151,375

Diversified Financial Services -- 7.24%
   American Express Co. .......................           2,000          228,000
   Associates First Capital Corp. .............           2,000          153,750
   Federal Home Loan Mortgage Corp. ...........           8,000          376,500
   Federal National Mortgage .Association......           5,000          303,750
   Morgan Stanley Dean Witter & Co. ...........           4,000          365,500
   SLM Holding Corp. ..........................           6,700          328,300
                                                                     -----------
                                                                       1,755,800



                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Electric -- 2.12%
   FPL Group Inc. .............................           2,000      $   126,000
   PacifiCorp .................................           7,500          169,688
   Sierra Pacific Resources ...................           3,700          134,356
   TECO Energy Inc. ...........................           3,200           85,800
                                                                     -----------
                                                                         515,844

Electrical Components & Equipment -- 0.97%
   Essex International Inc. (a) ...............          10,000          236,250

Electronics -- 2.82%
   AMP Inc. ...................................           2,500           85,938
   General Signal Corp. .......................           6,000          216,000
   Philips Electronics NV - NYS ...............           4,500          382,500
                                                                     -----------
                                                                         684,438

Environmental Control -- 1.01%
   Waste Management Inc. ......................           7,000          245,000

Food -- 1.49%
   ConAgra Inc. ...............................           4,000          126,750
   H.J. Heinz Co. .............................           2,100          117,863
   SYSCO Corp. ................................           4,600          117,875
                                                                     -----------
                                                                         362,488

Forest Products & Paper -- 0.48%
   Schweitzer-Mauduit International Inc. ......           4,000          116,000

Health Care -- 2.49%
   Bausch & Lomb Inc. .........................           1,800           90,225
   Columbia/HCA Healthcare Corp. ..............           7,800          227,175
   Guidant Corp. ..............................           3,500          249,594
   Humana Inc. (a) ............................           1,200           37,425
                                                                     -----------
                                                                         604,419

Holding Companies - Diversified -- 0.62%
   Walter Industries Inc. (a) .................           8,000          151,500

Household Products -- 2.08%
   Clorox Co. .................................           2,000          190,750
   Fortune Brands Inc. ........................           3,800          146,063
   Tupperware Corp. ...........................           6,000          168,750
                                                                     -----------
                                                                         505,563

Insurance -- 5.00%
   Aetna Inc. .................................           3,800          289,275
   American International Group Inc. ..........           2,000          292,000
   SAFECO Corp. ...............................           3,000          136,313
   Travelers Group Inc. .......................           6,049          366,721
   Travelers Property Casualty Corp. ..........           3,000          128,625
                                                                     -----------
                                                                       1,212,934

Investment Company -- 1.54%
   SPDR Trust .................................           3,300          374,138




                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Iron & Steel -- 1.33%
   Allegheny Teledyne Inc. ....................           8,000      $   183,000
   British Steel Plc - ADR ....................           6,200          141,050
                                                                     -----------
                                                                         324,050

Manufacturing -- 3.47%
   General Electric Co. .......................           4,300          391,300
   Harsco Corp. ...............................           2,000           91,625
   Illinois Tool Works Inc. ...................           3,500          233,406
   PPG Industries Inc. ........................           1,800          125,213
                                                                     -----------
                                                                         841,544

Oil & Gas Producers -- 7.16%
   Ashland Inc. ...............................           3,500          180,688
   Baker Hughes Inc. ..........................           3,000          103,688
   British Petroleum Co. Plc - ADR ............           2,600          229,450
   Diamond Offshore Drilling ..................           4,200          168,000
   Enron Corp. ................................           2,000          108,125
   Exxon Corp. ................................           1,500          106,969
   Mobil Corp. ................................           1,600          122,600
   Royal Dutch Petroleum Co. - NYS ............           2,200          120,588
   Sonat Inc. .................................           6,500          251,063
   UGI Corp. ..................................           4,800          119,400
   WICOR, Inc. ................................           4,600          106,375
   Williams Cos., Inc. ........................           3,600          121,500
                                                                     -----------
                                                                       1,738,446

Pharmaceuticals -- 8.00%
   Abbott Laboratories ........................           2,200           89,925
   Bristol-Myers Squibb Co. ...................           3,000          344,813
   Pfizer Inc. ................................           2,500          271,719
   Pharmacia & Upjohn Inc. ....................           2,800          129,150
   R.P. Scherer Corp. (a) .....................           2,000          177,250
   Schering-Plough Corp. ......................           4,000          366,500
   SmithKline Beecham Plc - ADR ...............           1,000           60,500
   Warner-Lambert Co. .........................           7,200          499,500
                                                                     -----------
                                                                       1,939,357

Real Estate -- 2.69%
   Alexander Haagen Properties Inc. .....3,900           58,744
   FAC Realty Trust Inc. (a) ..................           3,000           24,000
   Health Care Property Investors Inc..........           1,400           50,488
   Koger Equity Inc. ..........................           2,200           44,413
   LaSalle Hotel Properties ...................           1,500           25,406
   Mack-Cali Realty Corp. .....................           1,500           51,563
   PS Business Parks Inc. .....................           2,000           47,000
   Rouse Co. ..................................           1,600           50,300
   Security Capital Group Inc. (a) ............           6,500          173,063
   Spieker Properties Inc. ....................           1,100           42,625
   Sun Communities Inc. .......................           1,600           53,000
   Tower Realty Trust Inc. ....................           1,500           33,563
                                                                     -----------
                                                                         654,165

Retail -- 6.30%
   Federated Department Stores Inc. (a)........           2,000          107,625
   Home Depot Inc. ............................           5,000          415,313
   Intimate Brands Inc. .......................           4,300          118,519

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Retail (continued)
   Kohl's Corp. (a) ...........................           5,000      $   259,375
   Toys "R" Us Inc. (a) .......................           7,500          176,719
   Wal-Mart Stores Inc. .......................           4,000          243,000
   Walgreen Co. ...............................           5,000          206,563
                                                                     -----------
                                                                       1,527,114

Software -- 3.31%
   HBO & Co. ..................................          10,000          352,500
   Microsoft Corp. ............................           2,000          216,750
   PeopleSoft Inc. (a) ........................           5,000          235,000
                                                                     -----------
                                                                         804,250

Telecommunications -- 4.32%
   ALLTEL Corp. ...............................           2,600          120,900
   BellSouth Corporation ......................           2,000          134,250
   GTE Corporation ............................           2,200          122,375
   Lucent Technologies Inc. ...................           2,500          207,969
   SBC Communications Inc. ....................           3,500          140,000
   Tellabs Inc. (a) ...........................           2,500          179,063
   WorldCom Inc. ..............................           3,000          145,313
                                                                     -----------
                                                                       1,049,870

Tobacco -- 4.45%
   Dimon Inc. .................................          20,000          225,000
   Philip Morris Cos. Inc. ....................           9,200          362,250
   RJR Nabisco Holdings Corp. .................          10,000          237,500
   UST Inc. ...................................           9,500          256,500
                                                                     -----------
                                                                       1,081,250

Water -- 0.47%
   American Water Works Co. Inc. ..............           3,700          114,700
                                                                     -----------

     Total Common Stocks
       (cost $18,617,990) .....................                       21,324,883
                                                                     -----------

Preferred Stocks -- 3.48%

Banks -- 0.44%
   Jefferson Pilot "NB" Aces ..................             800          106,100

Diversified Financial Services -- 1.54%
   Coltec Capital Trust .......................             600           27,975
   Golden Books Financing Trust ...............             800           18,600
   Kmart Financing I ..........................           1,400           98,000
   Lomak Financing Trust ......................             800           28,600
   MCN Energy Group Inc. ......................           2,000           91,750
   Wendy's Financing I ........................           2,000          110,000
                                                                     -----------
                                                                         374,925

Electronics -- 0.43%
   Houston Industries Inc. ....................           1,400          104,300

Holding Companies - Diversified -- 0.52%
   Ralston Purina Group .......................           2,000          127,000

                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Preferred Stocks (continued)

Software -- 0.55%
   Microsoft Corp. ............................           1,400      $   133,000
                                                                     -----------

     Total Preferred Stocks
       (cost $825,190) ........................                          845,325
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Corporate Bonds -- 0.82%

Commercial  Services -- 0.57%
   Equity Corp. International,
   4.50%, 12/31/2004 ..........................         $80,000           84,700
   Interim Services Inc., 4.50%,
   06/01/2005 .................................          50,000           52,563
                                                                     -----------
                                                                         137,263

Lodging -- 0.25%
   Capstar Hotel Co., 4.75%, ..................          75,000           61,125
   10/15/2004
                                                                     -----------

     Total Corporate Bonds
       (cost $208,685) ........................                          198,388
                                                                     -----------

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments -- 7.87%

Money Market Funds -- 7.87%
   SSgA Money Market Fund, 5.35% (b) ..........     $   955,895      $   955,895
   SSgA Government Money Market
     Fund, 5.37% (b) ............................       955,895          955,895
                                                                     -----------

     Total Short Term Investments
       (cost $1,911,790) ......................                        1,911,790
                                                                     -----------

Total Investments -- 100%
   (cost $21,563,655) .........................                      $24,280,386
                                                                     ===========


-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30,1998.


See notes to the financial statements.

                        JNL/EAGLE SMALLCAP EQUITY SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 91.28%

Apparel -- 3.60%
   Authentic Fitness Corp. ....................          32,700      $   517,069
   R.G. Barry Corp. (a) .......................          25,000          412,500
                                                                     -----------
                                                                         929,569

Commercial Services -- 11.08%
   CDI Corp. (a) ..............................          16,000          428,000
   Interim Services Inc. (a) ..................          20,000          642,500
   MPW Industrial Services Group Inc. (a)......          35,000          472,500
   RCM Technologies Inc. (a) ..................          32,500          660,156
   Strayer Education Inc. .....................           9,750          353,438
   Wackenhut Corp. ............................          14,000          301,000
                                                                     -----------
                                                                       2,857,594

Computers -- 1.63%
   Sykes Enterprises Inc. (a) .................          21,000          421,312

Diversified Financial Services -- 4.94%
   Dain Rauscher Corp. ........................          13,000          711,750
   Southwest Securities Group Inc. ............          25,000          562,500
                                                                     -----------
                                                                       1,274,250

Electrical Components & Equipment-- 2.54%
   Artesyn Technologies Inc. (a) ..............          41,000          656,000

Electronics -- 8.14%
   Ampex Corp. (a) ............................         150,000          309,375
   Coherent Inc. (a) ..........................          27,000          463,219
   Gentex Corp. (a) ...........................          22,000          398,750
   OYO Geospace Corp. (a) .....................          23,000          632,500
   Sawtek Inc. (a) ............................          20,000          295,000
                                                                     -----------
                                                                       2,098,844

Entertainment -- 1.10%
   International Speedway Corp. ...............          10,000          284,374

Environmental Control-- 4.01%
   IMCO Recycling Inc. ........................          25,000          462,500
   Superior Services Inc. (a) .................          19,000          571,188
                                                                     -----------
                                                                       1,033,688

Health Care -- 2.74%
   Alternative Living Services Inc. (a)........          10,000          270,000
   Horizon Health Corp. (a) ...................          25,000          437,500
                                                                     -----------
                                                                         707,500

Home Builders -- 0.80%
   Lennar Corp. ...............................           7,000          206,500

Lodging -- 4.37%
   Capstar Hotel Co. (a) ......................          16,000          448,000
   Cavanaughs Hospitality Corp. (a) ...........          22,200          289,988
   Servico Inc. (a) ...........................          26,000          390,000
                                                                     -----------
                                                                       1,127,988


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Media -- 5.31%
   Mail-Well Inc. (a) .........................          26,000      $   563,875
   World Color Press Inc. (a) .................          23,000          805,000
                                                                     -----------
                                                                       1,368,875

Office Furnishings -- 2.51%
   CompX International Inc. (a) ...............          30,000          648,750

Oil & Gas Producers -- 1.87%
   Marine Drilling Cos. Inc. (a) ..............          30,100          481,600

Pharmaceuticals -- 2.34%
   PharMerica Inc. (a) ........................          50,000          603,124

Real Estate -- 2.48%
   LNR Property Corp. .........................          25,000          640,624

Retail -- 15.13%
   Burlington Coat Factory Warehouse Corp......          28,000          630,000
   Cash America International Inc. ............          33,100          504,775
   Cole National Corp. (a) ....................          12,000          480,000
   Genesco Inc. (a) ...........................          35,000          570,938
   Hughes Supply Inc. .........................          13,000          476,125
   Pacific Sunwear of California Inc. (a) .....          18,000          630,000
   Sunglass Hut International Inc. (a) ........          55,000          608,438
                                                                     -----------
                                                                       3,900,276

Savings & Loans -- 2.45%
   Commercial Federal Corp. ...................          20,000          632,500

Semiconductors -- 2.31%
   Photronics Inc. (a) ........................          27,000          595,688

Software -- 9.74%
   Avid Technology Inc. (a) ...................          20,000          670,000
   Cerner Corp. (a) ...........................          24,000          679,500
   INSpire Insurance Solutions Inc. (a) .......          20,000          665,000
   Medical Manager Corp. (a) ..................          18,000          497,250
                                                                     -----------
                                                                       2,511,750

Textiles -- 2.19%
   Interface Inc. .............................          28,000          565,250
                                                                     -----------

     Total Common Stocks
       (cost $21,507,354) .....................                       23,546,056
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 8.72%

Money Market Funds -- 8.72%
    SSgA Money Market Fund, 5.35% (b) .........     $ 1,125,072        1,125,072


                     See notes to the financial statements.

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Money Market Funds (continued)
   SSgA Government Money Market
   Fund,5.37% (b) .............................     $ 1,125,072      $ 1,125,072
                                                                     -----------

     Total Short Term Investments
       (cost $2,250,144) ......................                        2,250,144
                                                                     -----------

Total Investments -- 100%
   (cost $23,757,498) .........................                      $25,796,200
                                                                     ===========


-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.

                 JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 95.69%

Australia -- 4.22%
Banks -- 1.02%
   Westpac Banking Corp. Ltd. .................           8,300      $    50,749

Building Materials -- 0.60%
   Pioneer International Ltd. .................          12,600           30,113

Insurance -- 0.85%
   QBE Insurance Group Ltd. ...................          12,000           42,459

Media -- 1.75%
   News Corp. Ltd. ............................          10,700           87,542
                                                                     -----------

    Total Australia ...........................                          210,863

Austria -- 0.24%
Electrical Components & Equipment-- 0.24%
   Elektrim SA ................................           1,000           12,189

Belgium -- 0.49%
Oil & Gas Producers -- 0.49%
   PetroFina SA ...............................              60           24,644

Denmark -- 2.45%
Computers -- 0.81%
   Olicom A/S (a) .............................           1,500           40,614

Food -- 0.54%
   Danisco A/S ................................             400           26,902

Telecommunications -- 1.10%
   GN Store Nord A/S ..........................           1,800           55,026
                                                                     -----------

    Total Denmark .............................                          122,542

Finland -- 1.74%
Forest Products & Paper -- 0.66%
   UPM-Kymmene Oyj ............................           1,200           33,059

Pharmaceuticals -- 0.49%
   Orion-Yhtyma OY (a) ........................             800           24,667

Telecommunications -- 0.59%
   Nokia Oyj "A" ..............................             400           29,447
                                                                     -----------

    Total Finland .............................                           87,173

France -- 15.84%
Auto Manufacturers -- 0.78%
   PSA Peugeot Citroen ........................             180           38,705

Banks -- 1.66%
   Societe Generale ...........................             400           83,167

Building Materials -- 0.49%
   Compagnie de Saint Gobain ..................             131           24,290


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

France (continued)
Chemicals -- 2.44%
   Air Liquide ................................             256      $    42,344
   Rhodia SA (a) ..............................           2,853           79,563
                                                                     -----------
                                                                         121,907

Commercial Services -- 2.50%
   Vivendi ....................................             585          124,921

Cosmetics & Personal Care -- 1.01%
   Christian Dior SA ..........................             400           50,350

Diversified Financial Services -- 1.28%
   Paribas ....................................             600           64,210

Food -- 0.89%
   Carrefour Supermarche ......................              70           44,288

Holding Companies - Diversified --  0.50%
   Lagardere S.C.A ............................             600           24,980

Insurance -- 0.63%
   Union des Assurnces Federales SA ...........             200           31,527

Oil & Gas Producers -- 2.27%
   Elf Aquitaine SA ...........................             405           56,942
   Total SA ...................................             435           56,554
                                                                     -----------
                                                                         113,496

Pharmaceuticals -- 0.82%
   Sanofi SA ..................................             350           41,161

Semiconductors -- 0.57%
   ST Microelectronics NV .....................             400           28,351
                                                                     -----------

    Total France ..............................                          791,353

Germany -- 11.64%
Apparel -- 1.05%
   Adidas-Salomon AG ..........................             300           52,316

Banks -- 3.14%
   Deutsche Bank AG ...........................             950           80,384
   Dresdner Bank AG ...........................           1,420           76,770
                                                                     -----------
                                                                         157,154

Chemicals -- 0.98%
   Bayer AG ...................................             500           25,895
   SGL Carbon AG ..............................             200           23,311
                                                                     -----------
                                                                          49,206

Electric -- 1.78%
   RWE AG (a) .................................           1,500           88,830

Insurance -- 1.79%
   Muenchener Rueckversicherungs-
      Gesellschaft AG (a) .....................             180           89,429


                     See notes to the financial statements.

                 JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Germany (continued)
Manufacturing -- 1.35%
   VEBA AG ....................................           1,000      $    67,288

Pharmaceuticals -- 0.94%
   Schering AG ................................             400           47,132

Software -- 0.61%
   SAP AG .....................................              50           30,358
                                                                     -----------

    Total Germany .............................                          581,713

Hong Kong -- 2.28%
Banks -- 0.64%
   Dao Heng Bank Group Ltd. ...................          22,500           31,944

Holding Companies - Diversified -- 0.32%
   Hutchison Whampoa Ltd. .....................           3,000           15,836

Real Estate -- 1.32%
   Henderson Land Development Co. Ltd..........          20,000           65,953
                                                                     -----------

    Total Hong Kong ...........................                          113,733

Italy -- 0.89%
Telecommunications -- 0.89%
   Telecom Italia SpA - RNC (a) ...............           9,210           44,605

Japan -- 11.30%
Auto Manufacturers -- 0.71%
   Honda Motor Co. Ltd. .......................           1,000           35,727

Banks -- 1.62%
   Bank of Fukuoka Ltd. .......................          10,000           37,607
   Mitsui Trust & Banking Co. Ltd. ............           7,000           16,555
   Sanwa Bank Ltd. ............................           3,000           26,926
                                                                     -----------
                                                                          81,088

Building Materials -- 0.52%
   Tostem Corp. ...............................           2,000           26,007

Chemicals -- 0.62%
   Sekisui Chemical Co. Ltd. ..................           6,000           30,809

Computers -- 0.85%
   Fujitsu Ltd. ...............................           4,000           42,236

Electronics -- 3.10%
   Fanuc Ltd. .................................           1,000           34,715
   Mitsubishi Corp. ...........................          11,000           68,417
   Sony Corp. .................................             600           51,855
                                                                     -----------
                                                                         154,987

Machinery -- 0.58%
   Tadano Ltd. ................................          10,000           28,929



                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Japan (continued)
Pharmaceuticals -- 1.37%
   Takeda Chemical Industries .................           1,000      $    26,687
   Yamanouchi Pharmaceutical Co. ..............           2,000           41,802
   Ltd ........................................
                                                                     -----------
                                                                          68,489

Semiconductors -- 0.74%
   Tokyo Ohka Kogyo Co. Ltd. ..................           1,300           37,043

Telecommunications -- 1.19%
   DDI Corp. ..................................              17           59,384
                                                                     -----------

    Total Japan ...............................                          564,699

Mexico -- 0.86%
Diversified Financial Services --  0.86%
   Grupo Financiero Banamex Accival
      SA "B" (a) ..............................          22,000           42,847

Netherlands -- 5.01%
Banks -- 1.34%
   ING Groep NV ...............................           1,020           66,824

Commercial Services -- 0.45%
   Vedior NV ..................................             789           22,331

Electronics -- 1.13%
   Philips Electronics NV .....................             669           56,278

Food -- 0.53%
   De Boer Unigro NV ..........................             500           26,442

Media -- 0.27%
   Wolters Kluwer NV (a) ......................             100           13,735

Retail -- 0.60%
   Vendex NV ..................................             800           30,107

Semiconductors -- 0.69%
   ASM Lithography Holding NV (a) .............           1,169           34,620
                                                                     -----------

    Total Netherlands .........................                          250,337

New Zealand -- 0.49%
Forest Products & Paper -- 0.49%
   Fletcher Challenge Paper ...................          21,800           24,275

Norway -- 0.88%
Engineering & Construction -- 0.88%
   Kvaerner Plc ...............................           1,300           44,099

Philippines -- 0.05%
Electric -- 0.05%
   First Philippine Holdings Corp. (a) ........           3,500            2,350

Portugal -- 1.37%
Banks -- 0.63%
   Banco Totta & Acores SA ....................           1,030           31,240

                     See notes to the financial statements.

                JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Portugal (continued)
Telecommunications -- 0.74%
  Portugal Telecom SA .........................             700      $    37,124
                                                                     -----------

    Total Portugal ............................                           68,364

South Africa -- 1.81%
Banks -- 0.37%
  ABSA Group Ltd. .............................           3,000           18,718

Holding Companies - Diversified -- 0.74%
  Anglo American Corp. of South ...............             300           10,118
  Africa Ltd. .................................
  South African Breweries Ltd. ................           1,300           26,745
                                                                     -----------
                                                                          36,863

Metals & Mining -- 0.43%
   Anglogold Ltd. .............................             424           17,089
   Eastvaal Gold Holding Ltd. (a) .............           4,900            4,462
                                                                     -----------
                                                                          21,551

Retail -- 0.27%
   Edgars Stores Ltd. .........................           1,500           13,280
                                                                     -----------

    Total South Africa ........................                           90,412

Spain -- 2.57%
Electric -- 1.59%
   Iberdrola SA ...............................           4,900           79,564

Engineering & Construction -- 0.66%
  Actividades de Construccion y ...............           1,100           33,032
  Servicios SA

Iron & Steel -- 0.32%
   Acerinox SA ................................             120           15,979
                                                                     -----------

    Total Spain ...............................                          128,575

Sweden -- 2.42%
Health Care -- 0.51%
   Incentive AB (a) ...........................           1,400           25,451

Insurance -- 1.03%
   Skandia Forsakrings AB .....................           3,600           51,454

Retail -- 0.88%
   Vendex International .......................           2,800           44,057
                                                                     -----------

    Total Sweden ..............................                          120,962

Switzerland -- 8.16%
Banks -- 2.83%
   Union Bank of Switzerland ..................             380          141,531

Engineering & Construction -- 0.74%
   ABB AG .....................................              25           36,980

Food -- 1.93%
   Nestle SA ..................................              45           96,460


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Switzerland (continued)
Insurance -- 1.28%
   Zurich Versicherungs-Gesellschaft (a) ......             100      $    63,924

Pharmaceuticals -- 1.38%
   Roche Holding AG ...........................               7           68,854
                                                                     -----------

    Total Switzerland .........................                          407,749

Turkey -- 0.24%
Banks -- 0.24%
   Yapi ve Kredi Bankasi AS ...................         466,100           11,902

United Kingdom -- 12.85%
Auto Parts & Equipment -- 0.84%
   LucasVarity Plc ............................          10,500           41,726

Banks -- 1.37%
   Lloyds TSB Group Plc .......................           4,900           68,602

Food -- 0.73%
   Tate & Lyle Plc ............................           4,606           36,550

Health Care -- 0.83%
   Smith & Nephew Plc .........................          16,500           41,256

Household Products -- 1.34%
   Unilever Plc ...............................           6,300           67,113

Insurance -- 1.03%
  Royal & Sun Alliance Insurance Group Plc.....           5,000           51,719

Metals & Mining -- 0.46%
   Billiton Plc ...............................          11,300           22,924

Oil & Gas Producers -- 1.23%
   Shell Transport & Trading Co. Plc...........           8,700           61,301

Pharmaceuticals -- 1.98%
   SmithKline Beecham Plc .....................           4,600           56,184
   Zeneca Group Plc ...........................           1,000           42,944
                                                                     -----------
                                                                          99,128

Telecommunications -- 1.71%
   Cable & Wireless Plc .......................           3,600           43,760
   Vodafone Group Plc (a) .....................           3,300           41,903
                                                                     -----------
                                                                          85,663
Water -- 1.33%
   Wessex Water Plc ...........................           8,700           66,240
                                                                     -----------

    Total United Kingdom ......................                          642,222

United States -- 7.89%
Auto Parts & Equipment -- 1.54%
   Autolive Inc. - ADR ........................           2,403           76,827

Banks -- 0.94%
   Uniao de Bancos Brasileiros SA - GDR........           1,600           47,200

                     See notes to the financial statements.

                JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

United States (continued)
Beverages -- 0.25%
   Panamerican Beverages Inc. .................             400      $    12,575

Electric -- 0.43%
   Companhia de Energetic Sao Paulo - ADR......           1,100            9,615
   Compania Paranaense de Energia
   Copel -ADR .................................           1,300           12,025
                                                                     -----------
                                                                          21,640

Food -- 0.36%
   Companhia Brasileira de
   Distribuicao
      Grupo Pao de Acucar - ADR ...............             800           18,100

Iron & Steel -- 0.22%
   Pohang Iron & Steel Co. Ltd. - ADR (a) .....             900           10,800

Media -- 0.30%
   Central European Media .....................             700           15,137
   Enterprises Ltd (a)

Oil & Gas Producers -- 0.74%
   LUKoil Holding - ADR .......................             300           10,029
   YPF SA - ADR ...............................             900           27,056
                                                                     -----------
                                                                          37,085

Pharmaceuticals -- 0.31%
   Ranbaxy Laboratories Ltd. - GDR ............           1,000           15,350

Telecommunications -- 2.02%
   Philippine Long Distance
   Telephone Co. - ADR ........................             600           13,575
   Telecomunicacoes  Brasileiras SA - ADR .....             465           50,772
   Telefonos de Mexico SA - ADR ...............             760           36,528
                                                                     -----------
                                                                         100,875

Transportation -- 0.78%
   Evergreen Marine Corp. - GDR (a) ...........           1,854           14,299
   Stolt-Nielsen SA - ADR .....................           1,417           24,620
                                                                     -----------
                                                                          38,919
                                                                     -----------

    Total United States .......................                          394,508
                                                                     -----------

     Total Common Stocks
       (cost $4,880,289) ......................                        4,782,116
                                                                     -----------


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Preferred Stocks -- 1.16%

Austria -- 0.65%
Banks -- 0.65%
   Bank Austria AG ............................             400      $    32,505

Germany -- 0.51%
Auto Manufacturers --0.51%
   Volkswagen AG ..............................              37           25,522
                                                                     -----------

     Total Preferred Stocks
       (cost $48,744) .........................                           58,027
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Corporate Bonds -- 1.71%

Japan -- 0.34%
Diversified Financial Services -- 0.34%
   MTI Capital Ltd., (144a), 0.50%,
      10/01/2007 ..............................     $ 3,000,000           17,195

United Kingdom -- 0.90%
Food -- 0.90%
   Compass Group Plc, 5.75%, ..................          15,000           44,605
   10/05/2007

United States -- 0.47%
Holding Companies - Diversified --  0.47%
   Beijing Enterprise Investment
   Ltd., (144a),
      0.50%, 03/31/2003 .......................          29,000           23,726
                                                                     -----------

     Total Corporate Bonds
       (cost $ 76,956) ........................                           85,526
                                                                     -----------

Short Term Investments -- 1.44%

Money Market Fund -- 1.44%
   SSgA Money Market Fund, 5.35% (b)...........          71,822           71,822
                                                                     -----------

     Total Short Term Investments
       (cost $71,822) .........................                           71,822
                                                                     -----------

Total Investments -- 100%
   (cost $5,077,841) ..........................                       $4,997,491
                                                                     ===========

-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.

                       JNL/PIMCO TOTAL RETURN BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Corporate Bonds -- 2.69%

Tobacco -- 2.69%
   Philip Morris Cos. Inc., 6.15%,
      03/15/2000 ..............................     $   100,000      $     9,998

     Total Corporate Bonds
       (cost $100,014) ........................                           99,998
                                                                     -----------

U.S. Government Securities -- 46.29%

U.S. Government Agencies -- 32.54%
   Federal Home Loan Mortgage Corp.,
    7.00%, 05/15/2023 .........................       1,140,716        1,211,792

U.S. Treasury Bonds -- 13.75%
    6.75%, 08/15/2026 .........................         250,000          286,210
    6.625%, 02/15/2027 ........................         200,000          225,844
                                                                     -----------
                                                                         512,054
                                                                     -----------

     Total U.S. Government
     Securities
       (cost $1,649,966) ......................                        1,723,846
                                                                     -----------

Short Term Investments -- 51.02%

Beverages -- 2.68%
   Coca-Cola Co., 5.48%, 07/02/1998 ...........         100,000           99,985

Chemicals -- 2.68%
   E.I. du Pont de Nemours & Co.,
   5.50%, 07/14/1998 ..........................         100,000           99,801

Diversified Financial Services -- 10.66%
   Ford Motor Credit Co., 5.53%,
      08/14/1998 ..............................         100,000           99,324
   KFW  International Finance Inc.,
      5.50%, 07/01/1998 .......................         100,000          100,000
   National Rural Utilities
   Cooperative Finance Corp.,
      5.50%, 09/03/1998........................         100,000           99,022
   New Center Asset Trust, 5.54%,
      09/21/1998 ..............................         100,000           98,738
                                                                     -----------
                                                                         397,084


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Electric -- 2.67%
   Florida Power Corp., 5.54%,
   08/13/1998 .................................     $   100,000      $    99,338

Electronics -- 2.65%
   Motorola Inc., 5.50%, 09/24/1998 ...........         100,000           98,701

Manufacturing -- 2.68%
   General Electric Capital Corp.,
   5.50%, 07/24/1998 ..........................         100,000           99,649

Money Market Funds -- 1.58%
   SSgA Money Market Fund, 5.35%, (a)..........          58,652           58,652

Pharmaceuticals -- 2.69%
   Abbott Laboratories, 5.49%,
      07/02/1998 ..............................         100,000           99,985

Sovereign -- 2.68%
   Export Development Corp., 5.49%,
      07/02/1998 ..............................         100,000           99,924

U.S. Government Agencies -- 20.05%
   Federal Home Loan Mortgage Corp.
    Discount Notes
    5.48%, 07/22/1998 .........................         150,000          149,521
    5.44%, 07/31/1998 .........................         500,000          497,733
   Federal National Mortgage
   Association
      Discount Note, 5.45%, 08/14/1998.........         100,000           99,334
                                                                     -----------
                                                                         746,588
                                                                     -----------

   Total Short Term Investments
    (cost $1,899,707) .........................                        1,899,707
                                                                     -----------

Total Investments -- 100%
   (cost $3,649,687) ..........................                       $3,723,551
                                                                     ===========


-----------------------------------------------

(a) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30,1998.


                     See notes to the financial statements.

                            JNL/PUTNAM GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 97.72%

Advertising -- 0.89%
   Interpublic Group Cos. Inc. ................          20,100      $ 1,219,819

Airlines -- 0.84%
   AMR Corp. (a) ..............................          13,800        1,148,850

Apparel -- 0.61%
   Jones Apparel Group Inc. (a) ...............          22,800          833,625

Banks -- 5.98%
   BankAmerica Corp. ..........................          36,300        3,137,680
   Chase Manhattan Corp. ......................          14,700        1,109,850
   Comerica Inc. ..............................          19,800        1,311,750
   Fifth Third Bancorp ........................          16,350        1,030,050
   J.P. Morgan & Co. Inc. .....................           4,500          527,063
   Norwest Corp. ..............................          17,100          639,113
   SouthTrust  Corp. ..........................           9,950          432,825
                                                                     -----------
                                                                       8,188,331

Beverages -- 1.16%
   Coca-Cola Enterprises Inc. .................          40,600        1,593,550

Building Materials --0.94%
   Masco Corp. ................................          21,400        1,294,700

Commercial Services -- 1.70%
   Cendant Corp. (a) ..........................          78,800        1,644,950
   Quintiles Transnational Corp.(a)............          13,800          678,788
                                                                     -----------
                                                                       2,323,738

Computers -- 3.11%
   Cisco Systems Inc. (a) .....................          19,400        1,786,013
   Dell Computer Corp. (a) ....................           8,900          826,031
   EMC Corp. (a) ..............................          36,900        1,653,581
                                                                     -----------
                                                                       4,265,625

Cosmetics & Personal Care -- 3.59%
   Colgate-Palmolive Co. ......................          15,500        1,364,000
   Estee Lauder Cos. Inc. .....................          16,200        1,128,938
   Procter & Gamble Co. .......................          26,700        2,431,368
                                                                     -----------
                                                                       4,924,306

Diversified Financial Services -- 6.33%
   American Express Co. .......................          25,800        2,941,200
   Associates First Capital Corp. .............           8,800          676,500
   Federal Home Loan Mortgage Corp. ...........          34,900        1,642,481
   MBNA Corp. .................................          44,000        1,452,000
   Morgan Stanley Dean Witter & Co. ...........          21,400        1,955,425
                                                                     -----------
                                                                       8,667,606

Environmental Control -- 0.82%
   USA Waste Services Inc. (a) ................          22,800        1,125,750

Food -- 1.73%
   Safeway Inc. (a) ...........................          35,300        1,436,269
   Sara Lee Corp. .............................          16,800          939,750
                                                                     -----------
                                                                       2,376,019

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Health Care -- 0.85%
   HEALTHSOUTH Corp. (a) ......................          43,400      $ 1,158,238

Holding Companies - Diversified -- 0.91%
   TCI Ventures Group (a) .....................          62,300        1,249,894

Household Products -- 0.55%
   Clorox Co. .................................           7,900          753,463

Insurance -- 7.24%
   American International Group Inc ...........          15,800        2,306,800
   Conseco Inc. ...............................          23,900        1,117,325
   Equitable Cos. Inc. ........................          19,100        1,431,306
   SunAmerica Inc. ............................          20,900        1,200,444
   Travelers Group Inc. .......................          63,700        3,861,813
                                                                     -----------
                                                                       9,917,688
Leisure Time -- 1.25%
   Carnival Corp. .............................          43,400        1,719,725

Lodging --0.52%
   Marriott International Inc. ................          22,300          721,963

Machinery -- 1.21%
   Ingersoll-Rand Co. .........................          37,500        1,652,344

Manufacturing -- 6.24%
   General Electric Co. .......................          43,500        3,958,500
   Tyco International Ltd. ....................          73,000        4,599,000
                                                                     -----------
                                                                       8,557,500
Media -- 5.55%
   CBS Corp. ..................................          64,600        2,051,050
   Gannett Co. Inc. ...........................          36,500        2,593,781
   Tele-Communications Inc. ...................          41,700        1,602,844
   Time Warner Inc. ...........................          15,900        1,358,456
                                                                     -----------
                                                                       7,606,131

Office & Business Equipment -- 0.84%
   Pitney Bowes Inc. ..........................          23,800        1,145,375

Oil & Gas Producers -- 1.94%
   Cooper Cameron Corp. (a) ...................           9,900          504,900
   Exxon Corp. ................................          21,100        1,504,694
   Western Atlas Inc. (a) .....................           7,600          645,050
                                                                     -----------
                                                                       2,654,644

Packaging & Containers -- 0.50%
   Owens-Illinois Inc. (a) ....................          15,400          689,150

Pharmaceuticals -- 11.68%
   Bristol-Myers Squibb Co. ...................          22,700        2,609,080
   Cardinal Health Inc. .......................          12,700        1,190,625
   Eli Lilly & Co. ............................          25,500        1,684,594
   McKesson Corp. .............................           4,700          381,875
   Merck & Co. Inc. ...........................          10,900        1,457,875
   Pfizer Inc. ................................          24,400        2,651,974


                     See notes to the financial statements.

                            JNL/PUTNAM GROWTH SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Pharmaceuticals (continued)
   Schering-Plough Corp. ......................          27,400      $ 2,510,525
   Warner-Lambert Co. .........................          50,700        3,517,312
                                                                     -----------
                                                                      16,003,860

Retail -- 12.08%
   Costco Cos. Inc. (a) .......................          41,100        2,591,868
   CVS Corp. ..................................          74,200        2,889,163
   Dayton Hudson Corp. ........................          41,300        2,003,050
   Fred Meyer Inc. (a) ........................          12,000          510,000
   Home Depot Inc. ............................          18,800        1,561,575
   Office Depot Inc. (a) ......................          19,000          599,688
   TJX Companies Inc. .........................          60,800        1,466,800
   Wal-Mart Stores Inc. .......................          55,100        3,347,325
   Walgreen Co. ...............................          38,300        1,582,269
                                                                     -----------
                                                                      16,551,738

Software -- 10.26%
   America Online Inc. ........................           9,700        1,028,200
   BMC Software Inc. ..........................          43,900        2,280,056
   Computer Associates ........................          33,300        1,850,231
   International Compuware Corp. (a) ..........          21,800        1,114,525
   HBO & Co. ..................................          54,800        1,931,700
   Microsoft Corp. ............................          37,200        4,031,550
   Parametric Technology Corp. (a) ............          29,400          797,475
   PeopleSoft Inc. (a) ........................          21,700        1,019,900
                                                                     -----------
                                                                      14,053,637

Telecommunications -- 8.40%
   AirTouch Communications Inc. (a) ...........          20,300        1,186,281
   AT&T Corp. .................................          31,600        1,805,150
   Lucent Technologies Inc. ...................          36,200        3,011,387


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Telecommunications (continued)
   Northern Telecom Ltd. ......................          15,200      $   862,600
   Sprint Corp. ...............................          26,500        1,868,250
   Tellabs Inc. (a) ...........................          20,000        1,432,500
   WorldCom Inc. (a) ..........................          27,800        1,346,563
                                                                     -----------
                                                                      11,512,731
                                                                     -----------

     Total Common Stocks
       (cost $103,676,402) ....................                      133,910,000
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 2.28%

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35% (b) ..........     $       991              991

Repurchase Agreements -- 2.28%
   Repurchase Agreement with Swiss
      Bank,5.80% (Collateralized by
      $1,965,000 U.S. Treasury Bond,
      13.25%, due 05/15/2014, market
      value $3,147, 832) acquired on
      06/30/1998, due 07/01/1998 ..............       3,122,000        3,122,000
                                                                     -----------

     Total Short Term Investments
       (cost $3,122,991) ......................                        3,122,991
                                                                     -----------

Total Investments -- 100%
   (cost $106,799,393) ........................                     $137,032,991
                                                                    ============

-----------------------------------------------

(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.

                         JNL/PUTNAM VALUE EQUITY SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 98.05%

Aerospace & Defense -- 0.84%
   Boeing Co. .................................          31,005      $ 1,381,660

Airlines -- 0.59%
   UAL Corp. (a) ..............................          12,400          967,200

Auto Manufacturers -- 1.05%
   Ford Motor Company .........................          29,185        1,721,915

Auto Parts & Equipment -- 3.05%
   Dana Corp. .................................          31,535        1,687,123
   Goodyear Tire & Rubber Co. .................          31,530        2,031,714
   Lear Corp. (a) .............................          25,100        1,287,944
                                                                     -----------
                                                                       5,006,781

Banks -- 12.48%
   BankBoston Corp. ...........................          31,160        1,733,274
   Bankers Trust Corp. ........................          11,550        1,340,522
   Chase Manhattan Corp. ......................           2,600          196,429
   Citicorp ...................................          19,100        2,850,674
   Crestar Financial Corp. ....................          15,985          872,182
   First Chicago NBD Corp. ....................          21,320        1,889,484
   Firstar Corp. ..............................          15,890          603,820
   Fleet Financial Group Inc. .................          11,965          999,078
   Hibernia Corp. .............................          17,160          346,418
   J.P. Morgan & Co. Inc. .....................          12,380        1,450,008
   KeyCorp ....................................          34,010        1,211,606
   Mercantile Bancorporation Inc. .............          14,410          725,904
   National City Corp. ........................          19,350        1,373,850
   PNC Bank Corp. .............................          30,500        1,641,281
   Summit Bancorp .............................          12,275          583,063
   Union Planters Corp. .......................          13,855          814,847
   Wells Fargo & Co. ..........................           5,080        1,874,520
                                                                     -----------
                                                                      20,506,960

Beverages -- 2.12%
   PepsiCo Inc. ...............................          39,665        1,633,702
   Whitman Corp. ..............................          80,670        1,850,368
                                                                     -----------
                                                                       3,484,070

Chemicals -- 2.72%
   E.I. du Pont de Nemours & Co. ..............          30,255        2,257,778
   Eastman Chemical Co. .......................          19,850        1,235,663
   Witco Corp. ................................          33,470          978,998
                                                                     -----------
                                                                       4,472,439

Computers -- 4.13%
   Hewlett-Packard Co. ........................          28,360        1,698,055
   International Business Machines Corp .......          24,435        2,805,444
   NCR Corp. (a) ..............................          31,630        1,027,975
   Seagate Technology Inc. (a) ................          52,655        1,253,847
                                                                     -----------
                                                                       6,785,321

Cosmetics & Personal Care -- 1.81%
   Colgate-Palmolive Co. ......................          17,880        1,573,440
   Kimberly-Clark Corp. .......................          30,570        1,402,399
                                                                     -----------
                                                                       2,975,839

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Diversified Financial Services -- 2.37%
   American Express Co. .......................          10,300      $ 1,174,200
   Federal National Mortgage Association ......          23,650        1,436,737
   Merrill Lynch & Co. Inc. ...................          13,850        1,277,663
                                                                     -----------
                                                                       3,888,600

Electric  -- 2.10%
   Duke Energy Corp. ..........................          22,590        1,338,458
   Texas Utilities Co. ........................          50,765        2,113,093
                                                                     -----------
                                                                       3,451,551

Electrical Components & Equipment -- 0.82%
   Emerson Electric Co. .......................          22,210        1,340,929

Food  -- 3.90%
   General Mills Inc. .........................          18,725        1,280,322
   H.J. Heinz Co. .............................          35,965        2,018,535
   Quaker Oats Co. ............................          31,390        1,724,488
   Sara Lee Corp. .............................          24,630        1,377,741
                                                                     -----------
                                                                       6,401,086

Forest Products & Paper  -- 1.29%
   Boise Cascade Corp. ........................          37,880        1,240,570
   International Paper Co. ....................          20,400          877,200
                                                                     -----------
                                                                       2,117,770

Health Care  -- 2.28%
   Baxter International Inc. ..................          40,380        2,172,949
   Johnson & Johnson ..........................          21,415        1,579,356
                                                                     -----------
                                                                       3,752,305

Household Products  -- 0.78%
   Clorox Co. .................................          13,440        1,281,840

Insurance  -- 5.98%
   Allstate Corp. .............................          16,740        1,532,756
   American General Corp. .....................          26,675        1,898,926
   Aon Corp. ..................................          26,955        1,893,589
   CIGNA Corp. ................................          25,680        1,771,920
   Equitable Cos. Inc. ........................          18,500        1,386,344
   Travelers Group Inc. .......................          22,125        1,341,328
                                                                     -----------
                                                                       9,824,863


Leisure Time  -- 0.86%
   Hasbro Inc. ................................          36,085        1,418,592

Machinery  -- 2.02%
   Caterpillar Inc. ...........................           7,595          401,586
   Deere & Co. ................................          25,345        1,340,117
   Ingersoll-Rand Co. .........................          35,845        1,579,420
                                                                     -----------
                                                                       3,321,123

Manufacturing - 3.67%
   Cooper Industries Inc. .....................          29,510        1,621,206
   Eastman Kodak Co. ..........................          23,485        1,715,872
   Eaton Corp. ................................          15,340        1,192,685


                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Manufacturing (continued)
   Minnesota Mining & Manufacturing Co. .......          18,240      $ 1,499,100
                                                                     -----------
                                                                       6,028,863

Media -- 3.75%
   McGraw-Hill  Cos. Inc. .....................          16,125        1,315,195
   MediaOne Group Inc. (a) ....................         43,.440        1,908,645
   Times Mirror Co. ...........................          25,480        1,602,055
   Viacom Inc. "B" (a) ........................          22,995        1,339,459
                                                                     -----------
                                                                       6,165,354

Office & Business Equipment -- 3.31%
   Pitney Bowes Inc. ..........................          28,330        1,363,381
   Xerox Corp. ................................          40,085        4,073,638
                                                                     -----------
                                                                       5,437,019

Oil & Gas Producers -- 10.29%
   Amoco Corp. ................................          40,500        1,685,813
   Atlantic Richfield Co. .....................          19,320        1,509,375
   British Petroleum Co. Plc. - ADR ...........          24,275        2,142,268
   Coastal Corp. ..............................          19,325        1,349,127
   Cooper Cameron Corp. .......................          17,625          898,875
   Elf Aquitaine SA - ADR .....................          23,935        1,699,385
   Exxon Corp. ................................          28,645        2,042,747
   Kerr-McGee Corp. ...........................          30,240        1,750,140
   Mobil Corp. ................................          20,200        1,547,825
   Sonat Inc. .................................          28,375        1,095,984
   Tosco Corp. ................................          40,600        1,192,625
                                                                     -----------
                                                                      16,914,164

Packaging & Containers  -- 1.35%
   Owens-Illinois Inc. (a) ....................          49,635        2,221,166

Pharmaceuticals -- 7.77%
   American Home Products Corp. ...............          55,070        2,849,873
   Bristol-Myers Squibb Co. ...................          27,440        3,153,885
   Merck & Co. Inc. ...........................          23,500        3,143,125
   Pharmacia & Upjohn Inc. ....................          78,635        3,627,039
                                                                     -----------
                                                                      12,773,922

Real Estate -- 0.73%
   Starwood Hotels & Resorts ..................          24,993        1,207,474

Retail  -- 4.47%
   J.C. Penney Co. ............................          21,635        1,564,481
   Kmart Corp. (a) ............................          81,745        1,573,591
   McDonald's Corp. ...........................          28,015        1,933,036
   Sears, Roebuck & Co. .......................          19,605        1,197,130
   Toys "R" Us Inc. ...........................          45,570        1,073,743
                                                                     -----------
                                                                       7,341,981


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Savings & Loans -- 0.73%
   H.F. Ahmanson & Co. ........................           1,605      $   113,955
   Washington Mutual Inc. .....................          25,000        1,085,938
                                                                     -----------
                                                                       1,199,893

Semiconductors -- 2.36%
   Texas Instruments Inc. .....................          66,475        3,876,323

Software -- 0.74%
   Computer Associates ........................          21,985        1,221,542
   International Inc. .........................

Telecommunications -- 6.45%
   Ameritech Corp. ............................          35,455        1,591,043
   AT&T Corp. .................................          37,630        2,149,614
   GTE Corp. ..................................          27,705        1,541,091
   SBC Communications Inc. ....................          49,500        1,980,000
   Sprint Corp. ...............................          23,700        1,670,850
   U S West Inc. ..............................          35,408        1,664,175
                                                                     -----------
                                                                      10,596,773

Tobacco -- 1.24%
   Philip Morris Cos. Inc. ....................          51,565        2,030,372
                                                                     -----------

     Total Common Stocks
       (cost $151,398,717) ....................                      161,115,690
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 1.95%

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35% (b) ..........     $       208              208

Repurchase Agreements -- 1.95%
   Repurchase Agreement with Swiss
     Bank, 5.80% (Collateralized by
     $2,020,000 U.S. Treasury Bond, 13.25%,
     due 05/15/2014, market value
     $3,235,939) acquired on
     06/30/1998, due 07/01/1998 ...............       3,210,000        3,210,000
                                                                     -----------

     Short Term Investments
       (cost $3,210,208) ......................                        3,210,208
                                                                     -----------

Total Investments -- 100%
   (cost $154,608,925) ........................                    $164,325,898
                                                                    ============

-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.

                     See notes to the financial statements.

                    GOLDMAN SACHS/JNL GROWTH & INCOME SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 88.32%

Aerospace & Defense -- 8.72%
   Boeing Co. .................................           1,200      $    53,475
   Lockheed Martin Corp. ......................           1,200          127,050
   Raytheon Co. ...............................           1,800          103,725
                                                                     -----------
                                                                         284,250
Auto Parts & Equipment -- 4.85%
   Goodyear Tire & Rubber Co. .................           1,100           70,881
   Lear Corp. (a) .............................           1,700           87,231
                                                                     -----------
                                                                         158,112

Banks -- 8.61%
   Chase Manhattan Corp. ......................           1,400          105,700
   NationsBank Corp. ..........................           1,300           99,450
   Republic New York Corp. ....................           1,200           75,525
                                                                     -----------
                                                                         280,675

Chemicals -- 5.19%
   IMC Global Inc. ............................           1,900           57,238
   Union Carbide Corp. ........................           2,100          112,088
                                                                     -----------
                                                                         169,326

Computers -- 6.07%
   Quantum Corp. (a) ..........................           6,100          126,575
   Seagate Technology Inc. (a) ................           3,000           71,438
                                                                     -----------
                                                                         198,013

Electric -- 4.33%
   Energy Corp. ...............................           2,600           74,750
   Unicom Corp. ...............................           1,900           66,619
                                                                     -----------
                                                                         141,369

Engineering & Construction -- 3.28%
   Fluor Corp. ................................           2,100          107,100

Food -- 0.54%
   Supervalu Inc. .............................             400           17,750

Forest Products & Paper -- 2.71%
   Georgia-Pacific Group ......................           1,500           88,405

Health Care -- 4.29%
   Foundation Health Systems Inc. .............           2,100           55,388
   (a)
   Tenet Healthcare Corp. (a) .................           2,700           84,375
                                                                     -----------
                                                                         139,763

Insurance -- 14.12%
   Aetna Inc. .................................           1,900          144,638
   American General Corp. .....................           1,100           78,306


                                                                          Market
                                                               Shares      Value
                                                               ------      -----
Common Stocks (continued)

Insurance (continued)
   CIGNA Corp. ................................           1,800      $   124,200
   Loews Corp. ................................           1,300          113,263
                                                                     -----------
                                                                         460,407

Iron & Steel -- 1.49%
   Ispat International NV - NYS ...............           2,600           48,750

Oil & Gas Products -- 8.31%
   Enron Corp. ................................           1,400           75,687
   Texaco Inc. ................................           1,600           95,500
   Tosco Corp. ................................           3,400           99,875
                                                                     -----------
                                                                         271,062

Retail -- 2.25%
   Sears, Roebuck & Co. .......................           1,200           73,274

Tobacco -- 8.96%
   Philip Morris Cos. Inc. ....................           2,700          106,313
   RJR Nabisco Holdings Corp. .................           5,200
                                                                         123,500
   UST Inc. ...................................           2,300           62,100
                                                                     -----------
                                                                         291,913

Transportation -- 4.60%
   Canadian Pacific Ltd. ......................           3,300           93,637
   FDX Corp. (a) ..............................             900           56,475
                                                                     -----------
                                                                         150,112
                                                                     -----------

     Total Common Stocks
       (cost $3,028,801) ......................                        2,880,281
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 11.68%

Money Market Fund -- 0.03%
   SSgA Money Market Fund, 5.35% (b) ..........     $       837              837


Repurchase Agreements -- 11.65%
   Repurchase Agreement with State
   Street
    Bank, 2.00% (Collateralized by
     $370,000 U.S. Treasury Bond,
     6.625%, due 07/31/2001,
     market value $390,737)
     acquired on 06/30/1998,
     due 07/01/1998 ...........................         380,000          380,000
                                                                     -----------

     Total Short Term Investments
       (cost $380,837) ........................                          380,837
                                                                     -----------

Total Investments -- 100%
   (cost $3,409,638) ..........................                      $ 3,261,118
                                                                     ===========



----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.

                     See notes to the financial statements.

                        LAZARD/JNL SMALL CAP VALUE SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 96.78%

Apparel -- 0.27%
   Stride Rite Corp. ..........................             900      $    13,555

Auto Parts & Equipment -- 3.03%
   Borg-Warner Automotive Inc. ................           1,200           57,675
   Dura Automotive Systems Inc. (a) ...........             600           19,275
   Tower Automotive Inc. (a) ..................           1,700           72,888
                                                                     -----------
                                                                         149,838

Banks -- 0.80%
   HUBCO Inc. .................................           1,100           39,393

Building Materials -- 1.24%
   Apogee Enterprises Inc. ....................           4,000           61,250

Chemicals -- 1.62%
   A. Schulman Inc. ...........................           1,900           37,169
   Ferro Corp. ................................           1,700           43,031
                                                                     -----------
                                                                          80,200

Commercial Services -- 2.20%
   Budget Group Inc. (a) ......................             800           25,550
   CDI Corp. (a) ..............................             900           24,075
   Pittston Brink's Group .....................           1,600           59,000
                                                                     -----------
                                                                         108,625

Computers -- 5.92%
   Anixter International Inc. (a) .............           3,800           72,438
   Bell & Howell Co. (a) ......................           2,400           61,950
   Data General Corp. (a) .....................           2,000           29,875
   Electronics for Imaging Inc. (a) ...........           1,600           33,800
   Komag Inc. (a) .............................           3,900           20,841
   Stratus Computer Inc. (a) ..................           1,200           30,375
   Wang Laboratories Inc. (a) .................           1,700           43,244
                                                                     -----------
                                                                         292,523

Distribution & Wholesale -- 0.44%
   Unisource Worldwide Inc. ...................           2,000           21,624

Diversified Financial Services -- 0.94%
   AMRESCO Inc. (a) ...........................           1,600           46,600

Electric -- 2.47%
   Calpine Corp. (a) ..........................           3,700           74,694
   Sierra Pacific Resources ...................           1,300           47,206
                                                                     -----------
                                                                         121,900

Electrical Components & Equipment -- 1.41%
   Belden Inc. ................................           1,000           30,625
   Scotsman Industries Inc. ...................           1,400           38,850
                                                                     -----------
                                                                          69,475

Electronics -- 4.82%
   BMC Industries Inc. ........................           2,500           21,875
   Credence Systems Corp. (a) .................           2,300           43,700



                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Electronics (continued)
   Flextronics International Ltd.(a) ..........             600      $    26,100
   KEMET Corp. (a) ............................           2,300           30,259
   Oak Industries Inc. (a) ....................           1,700           60,138
   Watts Industries Inc. ......................           2,700           56,363
                                                                     -----------
                                                                         238,435

Food -- 0.33%
   Vlasic Foods International Inc. (a) ........             800           16,100

Forest Products & Paper -- 0.38%
   Rock-Tenn Co. ..............................           1,500           18,843

Furniture & Appliances -- 0.59%
   Dorel Industries Inc. (Canada) (a) .........             900           29,051

Hand & Machine Tools -- 0.81%
   Regal-Beloit Corp. .........................           1,400           39,900

Health Care -- 9.02%
   Apria Healthcare Group Inc. (a) ............           5,200           34,775
   Integrated Health Services Inc. (a) ........           1,900           71,250
   Magellan Health Services Inc. (a) ..........           2,900           73,588
   Oakley Inc. (a) ............................           3,900           52,163
   Sierra Health Services Inc. (a) ............           3,150           79,341
   Sun Healthcare Group Inc. (a) ..............           2,500           36,563
   Sunrise Medical Inc. (a) ...................           3,000           45,000
   West Co. Inc. ..............................           1,900           53,794
                                                                     -----------
                                                                         446,474

Holding Companies - Diversified -- 1.00%
   Walter Industries Inc. (a) .................           2,600           49,237

Home Builders -- 2.64%
   Kaufman & Broad Home Corp. .................           2,300           73,025
   Toll Brothers Inc. (a) .....................           2,000           57,375
                                                                     -----------
                                                                         130,400

Home Furnishings -- 3.62%
   Bassett Furniture Industries Inc............           1,800           50,738
   Furniture Brands International Inc. (a).....           2,100           58,931
   Harman International Industries Inc ........           1,800           69,300
                                                                     -----------
                                                                         178,969

Household Products -- 0.81%
   Gibson Greetings Inc. (a) ..................           1,600           40,000

Insurance -- 5.98%
   Amerin Corp. (a) ...........................           2,000           58,375
   CMAC Investment Corp. ......................             500           30,750
   Delphi Financial Group Inc. (a) ............             406           22,863
   E. W. Blanch Holdings Inc. .................           1,600           58,800
   Frontier Insurance Group Inc. ..............           1,760           39,710
   HCC Insurance Holdings Inc. ................           2,300           50,600
   Horace Mann Educators Corp. ................           1,000           34,500
                                                                     -----------
                                                                         295,598


                     See notes to the financial statements.

                        LAZARD/JNL SMALL CAP VALUE SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Iron & Steel -- 1.09%
   Reliance Steel & Aluminum Co. ..............           1,400      $    54,074

Leisure Time -- 1.14%
   Polaris Industries Inc. ....................           1,500           56,437

Lodging -- 0.78%
   Prime Hospitality Corp. (a) ................           2,200           38,362

Machinery -- 5.69%
   Albany International Corp. .................           2,010           48,114
   Briggs & Stratton Corp. ....................           1,400           52,413
   JLG Industries Inc. ........................           3,000           60,750
   MagneTek Inc. (a) ..........................           2,500           39,375
   OmniQuip International Inc. ................           1,100           20,350
   United Dominion Industries Ltd. ............           1,800           60,075
                                                                     -----------
                                                                         281,077

Manufacturing -- 5.66%
   ACX Technologies Inc. (a) ..................           2,100           45,675
   Aeroquip-Vickers Inc. ......................             600           35,025
   Crane Co. ..................................           1,500           72,844
   Mark IV Industries Inc. ....................           3,300           71,363
   Roper Industries Inc. ......................           2,100           54,863
                                                                     -----------
                                                                         279,770

Media -- 3.30%
   Banta Corp. ................................           2,400           74,100
   Bowne & Co. Inc. ...........................           1,200           54,000
   World Color Press Inc. (a) .................           1,000           35,000
                                                                     -----------
                                                                         163,100

Metals & Mining -- 0.69%
   Wyman-Gordon Co. (a) .......................           1,700           33,894

Office & Business Equipment -- 0.69%
   Danka Business Systems Plc - ADR ...........           2,900           34,255

Oil & Gas Producers -- 5.11%
   Barrett Resources Corp. (a) ................           1,900           71,131
   Devon Energy Corp. .........................           1,600           55,900
   Helmerich & Payne Inc. .....................           2,300           51,175
   Tuboscope Inc. (a) .........................             900           17,775
   Vintage Petroleum Inc. .....................           3,000           56,625
                                                                     -----------
                                                                         252,606

Packaging & Containers -- 1.45%
   First Brands Corp. .........................           2,800           71,750


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Pharmaceuticals -- 1.16%
   Perrigo Co. (a) ............................           5,700      $    57,355

Real Estate -- 2.30%
   Chateau Communities Inc. ...................           1,200
                                                                          34,500
   Glenborough Realty Trust Inc. ..............           1,300           34,287
   Kilroy Realty Corp. ........................           1,800           45,000
                                                                     -----------
                                                                         113,787

Retail -- 8.13%
   AnnTaylor Stores Corp. (a) .................           2,100           44,494
   Cole National Corp. (a) ....................           1,100           44,000
   Eagle Hardware & Garden Inc. (a) ...........           2,900           67,063
   Footstar Inc. (a) ..........................           1,500           72,000
   Hughes Supply Inc. .........................             900           32,963
   Lone Star Steakhouse & Saloon Inc. (a) .....           1,900           26,244
   Ryan's Family Steak Houses Inc.(a) .........           5,900           60,475
   Wet Seal Inc. ..............................           1,700           54,400
                                                                     -----------
                                                                         401,639

Savings & Loans -- 1.11%
   Long Island Bancorp Inc. ...................             900           54,675

Semiconductors -- 2.63%
   Lam Research Corp. (a) .....................           1,900           36,338
   Silicon Valley Group Inc. (a) ..............           2,900           46,581
   VLSI Technology Inc. (a) ...................           2,800           46,988
                                                                     -----------
                                                                         129,907

Telecommunications -- 1.88%
   Allen Telecom Inc. (a) .....................           3,600           41,850
   Vanguard Cellular Systems Inc. (a)..........           2,700           50,963
                                                                     -----------
                                                                          92,813

Textiles -- 0.19%
   Mohawk Industries Inc. (a) .................             300            9,506

Tobacco -- 0.31%
   Swisher International Group Inc.(a) ........           1,900           15,200

Transportation -- 3.13%
   Circle International Group Inc. ............           2,100           58,800
   CNF Transportation Inc. ....................           1,300           55,250
   Pittston BAX Group .........................           2,600           40,463
                                                                     -----------
                                                                         154,513
                                                                     -----------

     Total Common Stocks
       (cost $5,030,390) ......................                        4,782,710
                                                                     -----------

                     See notes to the financial statements.

                       LAZARD/JNL SMALL CAP VALUE SERIES

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments -- 3.22%

Money Market Fund -- 0.02%
   SSgA Money Market Fund, 5.35% (b) ..........     $       997      $       997

Repurchase Agreements -- 3.20%
   Repurchase Agreement with State
     Street Bank, 2.00% (Collateralized
     by $155,000 U.S. Treasury Bond,
     6.625%, due 07/31/2001, market
     value $163,687) acquired on
     06/30/1998, due 07/01/1998 ...............         158,000          158,000
                                                                     -----------

     Total Short Term Investments
       (cost $158,997) ........................                          158,997
                                                                     -----------


Total Investments -- 100%
   (cost $5,189,387) ..........................                       $4,941,707
                                                                      ==========


-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.


                     See notes to the financial statements.

                         LAZARD/JNL MID CAP VALUE SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 90.20%

Aerospace & Defense -- 3.56%
   Gulfstream Aerospace Corp. .................           1,900      $    88,350
   Litton Industries Inc. (a) .................           1,400           82,600
                                                                     -----------
                                                                         170,950

Apparel -- 5.57%
   Gucci Group NV - NYS .......................           1,800           95,400
   Liz Claiborne Inc. .........................           1,500           78,375
   Warnaco Group ..............................           2,200           93,363
                                                                     -----------
                                                                         267,138

Auto Parts & Equipment -- 3.35%
   Borg-Warner Automotive Inc. ................           1,600           76,900
   Meritor Automotive Inc. ....................           3,500           84,000
                                                                     -----------
                                                                         160,900

Banks -- 4.57%
   Firstar Corp. ..............................           1,700           64,600
   North Fork Bancorporation Inc. .............           3,450           84,309
   Union Planters Corp. .......................           1,200           70,575
                                                                     -----------
                                                                         219,484

Building Materials -- 2.10%
   Johns Manville Corp. .......................           6,700          100,919

Commerical Services -- 3.60%
   H&R Block Inc. .............................           2,000           84,250
   Pittston Brink's Group .....................           2,400           88,500
                                                                     -----------
                                                                         172,750

Computers -- 3.52%
   NCR Corp. ..................................           2,900           94,250
   Quantum Corp. ..............................           3,600           74,700
                                                                     -----------
                                                                         168,950

Diversified Financial Services -- 5.27%
   CIT Group Inc. .............................           2,200           82,500
   Heller Financial Inc. ......................           3,200           96,000
   Waddell & Reed Financial Inc. ..............           3,100           74,206
                                                                     -----------
                                                                         252,706

Electric -- 6.99%
   Illinova Corp. .............................           3,100           93,000
   IPALCO Enterprises Inc. ....................             900           39,994
   Niagara Mohawk Power Corp. (a) .............           7,000          104,563
   NIPSCO Industries Inc. .....................           3,500           98,000
                                                                     -----------

                                                                         335,557

Energy - Alternate Sources -- 1.25%
   CalEnergy Co. Inc. .........................           2,000           60,124

Forest Products & Paper -- 1.80%
   Temple-Inland Inc. .........................           1,600           86,200

Health Care -- 3.45%
   Foundation Health Systems Inc. .............           2,200           58,025
   Mallinckrodt Inc. ..........................           2,500           74,219



                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Health  Care (continued)
   St. Jude Medical Inc. ......................             900      $    33,131
                                                                     -----------
                                                                         165,375

Household Products -- 1.24%
   Dial Corp. .................................           2,300           59,656

Insurance -- 5.50%
   Old Republic International Corp. ...........           2,850           83,541
   Reliance Group Holdings Inc. ...............           5,200           91,000
   Scor SA - ADR ..............................           1,400           89,250
                                                                     -----------
                                                                         263,791

Iron & Steel -- 2.82%
   Carpenter Technology Corp. .................           1,500           75,375
   Ispat International NV - NYS ...............           3,200           60,000
                                                                     -----------
                                                                         135,375

Leisure Time -- 1.31%
   Callaway Golf Co. ..........................           3,200           63,000

Machinery -- 2.48%
   AGCO Corp. .................................           2,500           51,406
   Briggs & Stratton Corp. ....................           1,800           67,388
                                                                     -----------
                                                                         118,794

Manufacturing -- 2.93%
   Crane Co. ..................................           1,200           58,275
   Mark IV Industries Inc. ....................           3,800           82,175
                                                                     -----------
                                                                         140,450

Media -- 3.83%
   E.W. Scripps Co. ...........................           1,600           87,700
   Hearst-Argyle Television Inc. ..............           2,400           96,000
                                                                     -----------
                                                                         183,700

Oil & Gas Producers -- 7.31%
   Cooper Cameron Corp. .......................           1,700           86,700
   Enron Oil & Gas Co. ........................           4,100           83,025
   Noble Affiliates Inc. ......................           2,100           79,800
   R&B Falcon Corp. ...........................           4,500          101,813
                                                                     -----------
                                                                         351,338

Real Estate -- 1.22%
   Mack-Cali Realty Corp. .....................           1,700           58,438

Retail -- 6.67%
   CompUSA Inc. ...............................           4,300           77,669
   Consolidated Stores Corp. ..................           2,300           83,375
   Proffitts Inc. .............................           1,700           68,638
   Tandy Corp. ................................           1,700           90,206
                                                                     -----------
                                                                         319,888

Savings & Loans -- 1.84%
   Sovereign Bancorp Inc. .....................           5,400           88,255


                     See notes to the financial statements.

                         LAZARD/JNL MID CAP VALUE SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Semiconductors -- 3.10%
   Advanced Micro Devices Inc. ................           2,400      $    40,950
   Lam Research Corp. .........................           3,100           59,288
   LSI Logic Corp. ............................           2,100           48,431
                                                                     -----------
                                                                         148,669

Software -- 1.29%
   Autodesk Inc. ..............................           1,600           61,800

Telecommunications -- 1.77%
   Frontier Corp. .............................           2,700           85,050

Transportation -- 1.86%
   CNF Transportation Inc. ....................           2,100           89,250
                                                                     -----------

     Total Common Stocks
       (cost $4,477,363) ......................                        4,328,507
                                                                     -----------

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments -- 9.80%

Money Market Fund -- 0.00%
    SSgA Money Market Fund, 5.35% (b) .........     $       180      $       180

Repurchase Agreements -- 9.80%
   Repurchase Agreement with State
      Street Bank, 2.00% (Collateralized by
      $455,000 U.S. Treasury Bond,
      6.625%,due 07/31/2001, market value
      $480,500), acquired on 06/30/1998, due
      07/01/1998 ..............................         470,000          470,000
                                                                     -----------

     Total Short Term Investments
       (cost $470,180) ........................                          470,180
                                                                     -----------

Total Investments -- 100%
   (cost $4,947,543) ..........................                      $ 4,798,687
                                                                     ===========

-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is quoted yield as of June 30, 1998.


                     See notes to the financial statements.

                         PPM AMERICA/JNL BALANCED SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998



                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 49.64%

Aerospace & Defense -- 1.79%
   Lockheed Martin Corp. ......................           7,900      $   836,413
   United Technologies Corp. ..................           7,100          656,750
                                                                     -----------
                                                                       1,493,163

Apparel -- 1.83%
   Liz Claiborne Inc. .........................          15,900          830,775
   VF Corp. ...................................          13,600          700,400
                                                                     -----------
                                                                       1,531,175

Auto Manufacturers -- 1.99%
   Ford Motor Co. .............................          15,000          885,000
   General Motors Corp. .......................          11,700          781,706
                                                                     -----------
                                                                       1,666,706
Auto Parts & Equipment -- 1.78%
   ITT Industries Inc. ........................          17,400          650,325
   TRW Inc. ...................................          15,300          835,763
                                                                     -----------
                                                                       1,486,088

Banks -- 4.15%
   BankAmerica Corp. ..........................           4,900          423,544
   Chase Manhattan Corp. ......................          13,000          981,499
   KeyCorp ....................................          22,700          808,688
   Mellon Bank Corp. ..........................           6,200          431,675
   NationsBank Corp. ..........................          10,800          826,200
                                                                     -----------
                                                                       3,471,606

Beverages -- 0.85%
   Anheuser-Busch Cos. Inc. ...................          15,000          707,813

Chemicals -- 2.01%
   Dow Chemical Co. ...........................           8,300          802,506
   Rohm & Haas Co. ............................           8,400          873,075
                                                                     -----------
                                                                       1,675,581

Computers -- 1.59%
   Adaptec Inc. (a) ...........................          28,000          400,750
   International Business Machines Corp .......           8,100          929,980
                                                                     -----------
                                                                       1,330,730

Electric -- 3.02%
   FirstEnergy Corp. ..........................          26,700          821,025
   GPU Inc. ...................................          22,600          854,563
   PECO Energy Co. ............................          29,100          849,356
                                                                     -----------
                                                                       2,524,944

Electronics -- 0.99%
   Parker-Hannifin Corp. ......................          21,700          827,313

Forest Products & Paper -- 0.73%
   Mead Corp. .................................          19,300          612,774

Health Care -- 1.00%
   Columbia/HCA Healthcare Corp. ..............          28,800          838,800
   Coram Healthcare Corp. (a) .................              33               64
                                                                     -----------
                                                                         838,864


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Insurance -- 5.01%
   Aetna Inc. .................................           7,200      $   548,100
   American Financial Group Inc. ..............          11,200          485,100
   American General Corp. .....................          12,000          854,250
   CIGNA Corp. ................................          12,000          828,000
   Hartford Financial Services Group Inc. .....           7,700          880,687
   Transamerica Corp. .........................           5,100          587,138
                                                                     -----------
                                                                       4,183,275

Iron & Steel -- 0.99%
   Nucor Corp. ................................          18,000          828,000

Leisure Time -- 1.48%
   Brunswick Corp. ............................          27,500          680,625
   Hasbro Inc. ................................          14,100          554,306
                                                                     -----------
                                                                       1,234,931

Manufacturing -- 1.69%
   Cooper Industries Inc. .....................          10,000          549,375
   PPG Industries Inc. ........................          12,400          862,575
                                                                     -----------
                                                                       1,411,950

Metals & Mining -- 0.96%
   Phelps Dodge Corp. .........................          14,000          800,625

Office & Business Equipment -- 1.53%
   Harris Corp. ...............................          18,300          817,781
   Xerox Corp. ................................           4,500          457,313
                                                                     -----------
                                                                       1,275,094

Oil & Gas Producers -- 3.96%
   Ashland Inc. ...............................          14,300          738,237
   Chevron Corp. ..............................           9,800          814,013
   Occidental Petroleum Corp. .................          36,000          972,000
   Phillips Petroleum  Co. ....................          16,200          780,638
                                                                     -----------
                                                                       3,304,888

Retail -- 1.76%
   Federated Department Stores Inc.(a) ........          12,300          661,894
   Kmart Corp. (a) ............................          41,900          806,575
                                                                     -----------
                                                                       1,468,469

Savings & Loans -- 0.94%
   Charter One Financial Inc. .................          23,300          784,918

Telecommunications -- 5.76%
   AT&T Corp. .................................          10,400          594,100
   Bell Atlantic Corp. ........................          17,200          784,750
   GTE Corp. ..................................          13,900          773,188
   SBC Communications Inc. ....................          21,300          852,000
   Sprint Corp. ...............................          12,100          853,050
   U S West Inc. ..............................          20,300          954,100
                                                                     -----------
                                                                       4,811,188


                     See notes to the financial statements.

                         PPM AMERICA/JNL BALANCED SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Tobacco -- 1.91%
   Philip Morris Cos. Inc. ....................          22,000      $   866,250
   RJR Nabisco Holdings Corp. .................          30,900          733,875
                                                                     -----------
                                                                       1,600,125

Transportation -- 1.92%
   Burlington Northern Santa Fe Corp ..........           8,100          795,319
   CSX Corp. ..................................          17,800          809,900
                                                                     -----------
                                                                       1,605,219
                                                                     -----------

     Total Common Stocks
       (cost $ 36,608,697) ....................                       41,475,439
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Corporate Bonds -- 14.34%

Aerospace & Defense -- 0.36%
   K & F Industries Inc., 9.25%,
      10/15/2007 ..............................    $   300,000          303,000

Building Materials -- 0.37%
   Brand Scaffold Services Inc.,
      (144a), 10.25%, 02/15/2008 ..............         300,000          306,000

Chemicals -- 0.71%
   Laroche Industries Inc., 9.50%,
      09/15/2007 ..............................         300,000          292,500
   PCI Chemicals Canada Inc., 9.25%,
      10/15/2007 ..............................         300,000          297,000
                                                                     -----------
                                                                         589,500

Commercial Services -- 0.72%
   Rental Service Corp., (144a),
      9.00%, 5/15/2008 ........................         300,000          299,250
   Universal Compression Holdings Inc.,
      (144a), (Step-Up Bond),
      11.375%,
      02/15/2009 (c) ..........................         500,000          301,875
                                                                     -----------
                                                                         601,125

Cosmetics & Personal Care -- 0.37%
   Revlon Worldwide Corp., Zero
   Coupon, 03/15/2001 .........................         400,000          311,000

Distribution & Wholesale -- 0.36%
   United Stationers Inc., (144a),
   8.375%, 04/15/2008..........................         300,000          300,000

Diversified Financial Services -- 0.39%
   PX Escrow Corp., (144a),
   (Step-Up Bond), 9.625%, 02/01/2006 (c) .....         450,000          324,000

Electrical Components & Equipment -- 0.36%
   Wyman-Gordon Co., 8.00%,
   12/15/2007 .................................         300,000          304,500

Electronics -- 0.36%
   Hadco Corp., (144a), 9.50%,
   06/15/2008 .................................         300,000          297,000


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Corporate Bonds (continued)

Entertainment -- 0.38%
   Rio Hotel & Casino Inc., 9.50%,
      04/15/2007 ..............................     $   300,000      $   318,000

Environmental Control -- 0.93%
   Allied Waste Industries Inc.,
      (Step-Up
      Bond), 11.30%,06/01/2007 (c) ............         500,000          367,500
   Marsulex Inc., (144a), 9.625%,
      07/01/2008 ..............................         400,000          406,500
                                                                     -----------
                                                                         774,000

Forest Products & Paper -- 0.02%
   Buckeye Technologies Inc.,
      (144a),
      9.25%, 09/15/2008 .......................          15,000           15,750

Health Care -- 0.36%
   Universal Hospital Services
      Inc., (144a),
      10.25%, 03/01/2008 ......................         300,000          300,000

Holding Companies - Diversified -- 1.16%
   Elgar Holdings Inc., (144a),
      9.875%, 02/01/2008 ......................         300,000          277,500
   First Nationwide Holdings Inc.,
      10.625%,10/01/2003 ......................         300,000          339,000
   Knology Holdings Inc., (Step-Up
      Bond), 11.875%, 10/15/2007 (c) ..........         600,000          354,000
                                                                     -----------
                                                                         970,500

Home Builders -- 0.36%
   D.R. Horton Inc., 8.375%,
   06/15/2004 .................................         300,000          301,500

Machinery -- 0.35%
   Terex Corp., (144a), 8.875%,
   04/01/2008 .................................         300,000          294,750

Manufacturing -- 0.75%
   Burke Industries Inc., 10.00%,
   08/15/2007 .................................         300,000          301,500
   Simmons Co., 10.75%, 04/15/2006 ............         300,000          321,000
                                                                     -----------
                                                                         622,500

Media -- 1.24%
   Capstar Broadcasting Corp.,
     (144a), (Step- Up Bond), 12.75%,
      02/01/2009 (c) ..........................         500,000          380,000
   Century Communications Corp.,
      9.50%, 08/15/2000 .......................         250,000          261,250
   FrontierVision Holdings LP,
     (Step-Up Bond), 11.875%,  09/15/2007 (c) .         500,000          395,000
                                                                     -----------
                                                                       1,036,250

Oil & Gas Producers -- 0.67%
   Parker Drilling Co., 9.75%,
   11/15/2006 .................................         300,000          307,500
   Pogo Producing Co., 8.75%,
   05/15/2007 .................................         250,000          253,750
                                                                     -----------
                                                                         561,250

Packaging & Containers -- 1.12%
   Riverwood International Corp.,
   10.625%, 08/01/2007 ........................         300,000          312,000

                     See notes to the financial statements.

                        PPM AMERICA/JNL BALANCED SERIES

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Corporate Bonds (continued)

Packaging & Containers (continued)
   Stone Container Corp., 12.25%,
      04/01/2002 ..............................     $   300,000      $   310,500
   U.S. Can Corp., 10.125%,
      10/15/2006 ..............................         300,000          315,750
                                                                     -----------
                                                                         938,250

Retail -- 1.08%
   Eye Care Centers of America
      Inc., (144a),
      9.76%, 05/01/2008 (d) ...................         300,000          296,250
   Finlay Fine Jewelry Corp.,
      8.375%, 05/01/2008 ......................         300,000          300,750
   Specialty Retailers Inc., 8.50%,
      07/15/2005 ..............................         300,000          307,500
                                                                     -----------
                                                                         904,500

Telecommunications -- 1.22%
   Focal Communications Corp.,
     (144a), (Step-Up Bond),
     12.125%,  02/15/2008 (c) .................         600,000          364,500
   Metronet Communications Corp.,
     12.00%, 08/15/2007 .......................         300,000          345,000
   Rogers Cantel Inc., 9.375%, 06/01/2008 .....         300,000          312,000
                                                                     -----------
                                                                       1,021,500

Transportation -- 0.70%
   Gulfmark Offshore, (144a), 8.75%,
      06/01/2008 ..............................         300,000          291,000
   Ultrapetrol Ltd., (144a), 10.50%,
      04/01/2008 ..............................         300,000          294,000
                                                                     -----------
                                                                         585,000
                                                                     -----------

     Total Corporate Bonds
       (cost $11,827,024) .....................                       11,979,875
                                                                     -----------

U.S. Government Securities -- 34.89%

U. S. Government Agencies -- 14.57%
   Federal Home Loan Mortgage Corp.
    6.00%, 05/01/2001 .........................         346,389          345,966
    6.50%, 05/01/2001 .........................         573,743          577,334
    6.00%, 07/01/2001 .........................         458,535          458,338
    6.75%, 06/15/2004 .........................         560,840          571,176
    8.00%, 09/01/2011 .........................         912,947          943,239
    7.50%, 11/01/2011 .........................         912,324          939,693
    6.50%, 04/01/2012 .........................         691,357          696,971
    7.00%, 01/01/2013 .........................       1,008,616        1,027,779
    8.00%, 10/01/2024 .........................         728,473          753,736
    7.50%, 11/01/2024 .........................         746,714          765,381
    6.50%, 02/01/2027 .........................         499,940          498,530
    7.50%, 03/01/2027 .........................         660,734          677,094
    6.50%, 12/01/2027 .........................         487,043          485,743
   Federal National Mortgage
      Association,
      7.50%, 04/01/2012 .......................         608,433          625,238


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
U.S. Government Securities
(continued)

U.S. Government Agencies (continued)
   Government National Mortgage
   Association
    6.50%, 04/15/2026 .........................      $1,041,257      $ 1,040,278
    7.50%, 07/15/2027 .........................         495,939          509,939
    8.00%, 02/15/2028 .........................         727,806          754,189
    7.00%, 05/15/2028 .........................         499,607          507,566
                                                                     -----------
                                                                      12,178,190

U.S. Treasury Bonds -- 5.87%
    6.25%, 08/15/2023 .........................       3,000,000        3,211,860
    6.625%, 02/15/2027 ........................         200,000          225,844
   U.S. Treasury Strip - Interest
    only
    5.785%, 11/15/2017 ........................         800,000          265,024
   U.S. Treasury Strip - Principal
    only
    5.735%, 05/15/2016 ........................         600,000          218,412
    5.77%, 11/15/2016 .........................       1,950,000          685,737
    5.72%, 11/15/2024 .........................       1,300,000          293,774
                                                                     -----------
                                                                       4,900,651

U.S. Treasury Notes -- 14.45%
    5.875%, 08/15/1998 ........................         400,000          400,188
    6.375%, 01/15/1999 ........................       2,250,000        2,261,610
    6.875%, 07/31/1999 ........................       1,700,000        1,723,647
    6.125%, 07/31/2000 ........................       1,400,000        1,416,618
    6.25%, 08/31/2000 .........................       1,700,000        1,724,973
    6.125%, 09/30/2000 ........................         700,000          708,638
    6.25%, 10/31/2001 .........................       1,000,000        1,020,780
    6.25%, 02/15/2003 .........................       1,300,000        1,337,778
    5.875%, 11/15/2005 ........................       1,450,000        1,477,637
                                                                     -----------
                                                                      12,071,869
                                                                     -----------

     Total U.S. Government
     Securities
       (cost $28,601,731) .....................                       29,150,710
                                                                     -----------

Warrants -- 0.00%

Holding Companies-Diversified -- 0.00%
   Knology Holdings Inc. ......................             600            1,200

Telecommunications -- 0.00%
   Metronet Communications Corp. ..............             300            1,200
                                                                     -----------

     Total Warrants
       (cost $144) ............................                            2,400
                                                                     -----------

Short Term Investments -- 1.13%

Commercial Paper -- 1.11%
   Household Financial Corp.,
   5.95%, 07/01/1998 ..........................         925,000          925,000


                     See notes to the financial statements.

                        PPM AMERICA/JNL BALANCED SERIES

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Money Market Fund -- 0.02%
   SSgA Money Market Fund, 5.35%,
   (b) ........................................     $    22,348      $    22,348
                                                                     -----------

     Total Short Term Investments
       (cost $947,348) ........................                          947,348
                                                                     -----------

Total Investments -- 100.00%
   (cost $77,984,944) .........................                      $83,555,772
                                                                     ===========


-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1998.
(c) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(d) Coupon is indexed to 6 month Libor. Rate stated is in effect as of June 30, 1998.

                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998



                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Corporate Bonds -- 96.87%

Aerospace & Defense -- 1.16%
   K&F Industries Inc., 9.25%,
   10/15/2007 .................................     $ 1,100,000      $ 1,111,000

Apparel -- 1.50%
   Pillowtex Corp., 10.00%,
   11/15/2006 .................................       1,330,000        1,436,400

Building Materials -- 2.14%
   Brand Scaffold Services Inc.,
   (144a), 10.25%, 02/15/2008 .................       2,000,000        2,040,000

Chemicals -- 4.08%
   Laroche Industries Inc., 9.50%,
      09/15/2007 ..............................       2,000,000        1,950,000
   PCI Chemicals Canada Inc., 9.25%,
      10/15/2007 ..............................       1,965,000        1,945,350
                                                                     -----------
                                                                       3,895,350

Commercial Services -- 5.31%
   Neff Corp., (144a), 10.25%,
   06/01/2008 .................................       1,965,000        2,020,000
   Rental Service Corp., (144a),
   9.00%, 05/15/2008 ..........................       2,000,000        1,995,000
   Universal Compression Holdings
   Inc., (144a), (Step-Up Bond),
       02/15/2009, 11.375% (a) ................       1,750,000        1,056,563
                                                                     -----------
                                                                       5,071,563

Cosmetics & Personal Care -- 1.57%
   Chattem Inc., (144a), 8.875%,
   04/01/2008 .................................       1,000,000          995,000
   Revlon Worldwide Corp., Zero Coupon,
   03/15/2001 ..............................            650,000          505,375
                                                                     -----------
                                                                       1,500,375

Diversified Financial Services -- 0.57%
   PX Escrow Corp., (144a),
      (Step-Up Bond),
      9.625%, 02/01/2006 (a) ..................         750,000          540,000

Electrical Components & Equipment -- 2.14%
   Communications Instruments Inc.,
      10.00%, 09/15/2004 ......................       2,000,000        2,040,000

Electronics -- 2.07%
   Hadco Corp., (144a), 9.50%,
   06/15/2008 .................................       2,000,000        1,980,000

Engineering & Construction -- 2.10%
   Schuff Steel Co., (144a), 10.50%,
      06/01/2008 ..............................       2,000,000        2,005,000

Entertainment -- 5.53%
   Harvey Casinos Resorts, 10.625%,
      06/01/2006 ..............................         200,000          221,500
   Rio Hotel & Casino Inc., 9.50%,
      04/15/2007 ..............................       1,600,000        1,696,000
   Sun International Hotels Ltd.
    8.625%, 12/15/2007 ........................       1,300,000        1,339,000
    9.00%, 03/15/2007 .........................         500,000          523,750
   United Artists Theatre Circuit
    Inc., (144a),
    9.75%, 04/15/2008 .........................       1,500,000        1,496,250
                                                                     -----------
                                                                       5,276,500


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Corporate Bonds (continued)

Environmental Control -- 2.74%
   Marsulex Inc., (144a), 9.625%,
      07/01/2008 ..............................     $ 2,000,000      $ 2,032,500

   Norcal Waste Systems Inc.,
   (Step-Up Bond), 13.25%, 11/15/2005 (d)  ....         500,000          585,000
                                                                     -----------
                                                                       2,617,500

Health Care -- 1.78%
   Universal Hospital Services
   Inc., (144a), 10.25%, 03/01/2008 ...........       1,700,000        1,700,000

Holding Companies-Diversified -- 5.40%
   Elgar Holdings Inc., (144a),
   9.875%,02/01/2008 ..........................       2,400,000        2,220,000
   First Nationwide Holdings Inc.,
   10.625%,10/01/2003 .........................       1,700,000        1,921,000
   Knology Holdings Inc., (Step-Up
   Bond), 11.875%, 10/15/2007 (a) .............       1,700,000        1,003,000
                                                                     -----------
                                                                       5,144,000

Machinery -- 3.40%
   Grove Holdings LLC, (144a),
   (Step-Up Bond), 11.625%,
   05/01/2009 (a) .............................       2,000,000        1,140,000
   W.R. Carpenter North America
   Inc., 10.625%, 06/15/2007 ..................       2,000,000        2,105,000
                                                                     -----------
                                                                       3,245,000

Manufacturing -- 8.79%
   Burke Industries Inc.
    (144a), 9.688%, 08/15/2007 ................         700,000          708,750
    10.00%, 08/15/2007 ........................       1,450,000        1,457,250
   Jackson Products Inc., (144a),
   9.50%, 04/15/2005 ..........................       2,000,000        1,990,000
   Prestolite Electric Inc.,
   (144a), 9.625%, 02/1/2008 ..................       2,060,000        2,096,050
   Simmons Co., 10.75%, 04/15/2006 ............       2,000,000        2,140,000
                                                                     -----------
                                                                       8,392,050

Media -- 8.95%
   Advanstar Communications, (144a),
      9.25%, 05/01/2008 .......................       1,000,000        1,007,500
   Capstar Broadcasting Corp.,
   (144a), (Step-  Up Bond), 12.75%,
   02/01/2009 (a) .............................       1,350,000        1,026,000
   Frontiervision Holdings LP,
   (Step-Up Bond), 11.875%,
   09/15/2007 (a) .............................       1,300,000        1,027,000
   FrontierVision Operating
   Partners LP, 11.00%, 10/15/2006 ............         400,000          443,500
   Gray Communications System Inc.,
      10.625%, 10/01/2006 .....................       1,100,000        1,193,500
   Jacor Communications Inc., 8.75%,
      06/15/2007 ..............................       1,000,000        1,040,000
   Price Communications Wireless
   Inc., (144a), 9.125%, 12/15/2007 ...........       2,000,000        2,000,000
   Rogers Cablesystems Ltd.
    9.625%, 08/01/2002 ........................         650,000          695,500
    10.00%, 03/15/2005 ........................         100,000          111,000
                                                                     -----------
                                                                       8,544,000

                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Corporate Bonds (continued)

Metals & Mining -- 4.18%
   Simcala Inc., (144a),
   9.625%, 04/15/2006 .........................     $ 2,000,000      $ 1,980,000
   Steel Heddle Manufacturing Co., (144a),
      10.625%, 06/01/2008 .....................       2,000,000        2,015,000
                                                                     -----------
                                                                       3,995,000
Office & Business Equipment -- 2.13%
   General Binding Corp., (144a),
   9.375%, 06/01/2008 .........................       2,000,000        2,035,000

Oil & Gas Producers -- 5.41%
   Bayard Drilling Technologies
   Inc., (144a),
   11.00%, 06/30/2005 .........................       1,000,000        1,007,500
   Chiles Offshore LLC, (144a),
   10.00%, 05/01/2008 .........................       2,500,000        2,418,750
   Parker Drilling Co.,
    9.75%,11/15/2006 ..........................       1,700,000        1,742,500
                                                                     -----------
                                                                       5,168,750

Packaging & Containers -- 4.73%
   Huntsman Packaging Corp.,
   9.125%, 10/01/2007 .........................       1,000,000          995,000
   Riverwood International Corp.,
   10.625%, 08/01/2007 ........................       1,000,000        1,040,000
   Stone Container Corp.,
   12.25%, 04/01/2002 .........................       2,400,000        2,484,000
                                                                     -----------
                                                                       4,519,000

Retail -- 5.74%
   APCOA Inc., (144a),
   9.25%, 03/15/2008 ..........................       1,500,000        1,496,250

   Eye Care Centers of America
   Inc., (144a),
      9.76%, 05/01/2008 (c) ...................       2,000,000        1,975,000
   Finlay Enterprises Inc., 9.00%,
      05/01/2008 ..............................       2,000,000        2,005,000
                                                                     -----------
                                                                       5,476,250

Software -- 1.07%
   PSINet Inc., 10.00%, 02/15/2005 ............       1,000,000        1,020,000

Telecommunications -- 10.90%
   Focal Communications Corp.,
   (144a), (Step-Up Bond), 12.125%,
   02/15/2008 (a) .............................       1,750,000        1,063,124
   Intermedia Communications Inc.
    8.875%, 11/01/2007 ........................       1,000,000        1,022,500
    8.50%, 01/15/2008 .........................       1,400,000        1,403,500
   Level 3 Communications Inc.,
   (144a), 9.125%, 05/01/2008 .................       1,000,000          972,500
   Long Distance International
   Inc., (144a),
      12.25%, 04/15/2008 ......................       2,000,000        2,010,000
   Metronet Communications Corp.
    12.00%, 08/15/2007 ........................       1,800,000        2,070,000
    (144a), (Step-Up Bond), 9.95%,
       06/15/2008 (a) .........................       1,000,000          616,250
   Rogers Cantel Inc.
    9.375%, 06/01/2008 ........................       1,000,000        1,040,000
    9.75%, 06/01/2016 .........................         200,000          209,000
                                                                     -----------
                                                                      10,406,874


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Corporate Bonds (continued)

Transportation -- 3.48%
   Gulfmark Offshore, (144a), 8.75%,
      06/01/2008 ..............................      $1,000,000      $   970,000
   Ultrapetrol Ltd., (144a), 10.50%,
    04/01/2008 ................................       2,400,000        2,352,000
                                                                     -----------
                                                                       3,322,000
                                                                     -----------

     Total Corporate Bonds
       (cost $92,576,154) .....................                       92,481,612
                                                                     -----------


                                                         Shares
                                                         ------
Common Stocks -- 2.02%

Investment Company-- 2.02%
   SPDR Trust .................................          17,000        1,927,375
                                                                     -----------

     Total Common Stocks
       (cost $ 1,903,255) .....................                        1,927,375
                                                                     -----------

Preferred Stocks -- 0.71%

Media -- 0.71%
   CBS Radio Inc. .............................           5,689          675,569
                                                                     -----------

     Total Preferred Stocks
       (cost $572,316) ........................                          675,569
                                                                     -----------

Rights -- 0.01%

Machinery -- 0.01%
   Terex Corp. ................................             400            8,800
                                                                     -----------

     Total Rights
       (cost $831) ............................                            8,800
                                                                     -----------

Warrants -- 0.01%

Holding Companies - Diversified -- 0.00%
   Knology Holdings Inc. ......................           2,200            4,400

Telecommunications -- 0.01%
   Highwaymaster Communications Inc ...........           1,500            3,000
   Metronet Communications Corp. ..............           1,300            5,200
                                                                     -----------
                                                                           8,200
                                                                     -----------

   Total Warrants
     (cost $5,525) ............................                           12,600
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 0.38%

Diversified Financial Services -- 0.36%
   Household Finance Corp., 5.95%,
      07/01/1998 ..............................     $   345,000          345,000

                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Money Market Fund -- 0.02%
   SSgA Money Market Fund, 5.35% (b) ..........     $    21,004      $    21,004
                                                                     -----------

     Total Short Term Investments
       (cost $366,004) ........................                          366,004
                                                                     -----------

Total Investments -- 100%
   (cost $95,424,085) .........................                      $95,471,960
                                                                     ===========


-----------------------------------------------
(a) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.
(c) Coupon is indexed to 6 month Libor. Rate stated is in effect as of June 30, 1998.
(d) Coupon payment periodically increases over the life of the security. Rate stated is in effect as of June 30, 1998.

                     See notes to the financial statements.

                       PPM AMERICA/JNL MONEY MARKET SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments -- 100%

Auto Manufacturers -- 3.56%
   General Motors Acceptance Corp. ............
    5.54%, 07/03/1998 .........................     $   725,000      $   724,777
    5.46%, 07/21/1998 .........................         500,000          498,483
    5.51%, 07/24/1998 .........................         225,000          224,208
    5.43%, 11/20/1998 .........................         500,000          489,291
                                                                     -----------
                                                                       1,936,759

Beverages -- 4.40%
   PepsiCo Inc., 6.00%, 07/01/1998 ............       2,105,000        2,105,000
   Coca-Cola., 5.55%, 07/09/1998 ..............         290,000          289,642
                                                                     -----------
                                                                       2,394,642

Chemicals -- 3.45%
   E.I. du Pont de Nemours & Co. ..............
    5.45%, 08/27/1998 .........................         250,000          247,843
    5.42%, 10/23/1998 .........................         658,000          646,707
    5.48%, 10/23/1998 .........................       1,000,000          982,646
                                                                     -----------
                                                                       1,877,196

Computers -- 1.19%
   International Business Machines
   Corp., 5.52%, 07/16/1998 ...................         650,000          648,505

Cosmetics & Personal Care -- 2.66%
   Procter & Gamble Co., 5.49%,
      09/25/1998 ..............................       1,470,000        1,450,721

Diversified Financial Services -- 48.66%
   American Express Credit Corp.
    5.48%, 07/27/1998 .........................         200,000          199,208
    5.51%, 07/30/1998 .........................         200,000          199,112
    5.50%, 08/21/1998 .........................         400,000          396,883
    5.52%, 08/27/1998 .........................         600,000          594,756
   Associated Corporation of North
   America
    5.53%, 07/02/1998 .........................         650,000          649,900
    5.53%, 07/07/1998 .........................         155,000          154,857
    5.47%, 07/09/1998 .........................         600,000          599,271
    5.46%, 08/13/1998 .........................         650,000          645,761
   Beneficial Corp. ...........................
    5.51%, 07/13/1998 .........................         460,000          459,155
    5.51%, 08/07/1998 .........................       1,400,000        1,392,072
    5.47%, 08/10/1998 .........................         350,000          347,873
   Chevron UK Investment Plc, 5.48%,
      09/25/1998 ..............................       1,800,000        1,776,436
   Chrysler Financial Corp.
    5.50%, 07/06/1998 .........................         332,000          331,746
    5.46%, 09/09/1998 .........................         200,000          197,877
    5.46%, 10/16/1998 .........................         250,000          245,943
    5.48%, 10/30/1998 .........................         425,000          417,172
    5.48%, 11/20/1998 .........................         408,000          399,181
   CIT Group Inc.
    5.47%, 08/14/1998 .........................         600,000          595,989
    5.49%, 09/24/1998 .........................         705,000          695,861
    5.46%, 11/19/1998 .........................       1,100,000        1,076,477


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Diversified Financial Services
(continued)
   Countrywide Home Loans Inc.
    5.54%, 07/17/1998 .........................     $   232,000      $   231,429
    5.53%, 07/21/1998 .........................       1,100,000        1,096,621
    5.55%, 08/25/1998 .........................         185,000          183,431
    5.52%, 08/27/1998 .........................         300,000          297,378
    5.53%, 08/27/1998 .........................         250,000          247,811
    5.53%, 09/03/1998 .........................         280,000          277,247
   Ford Motor Credit Co. .
    5.47%, 07/17/1998 .........................         415,000          413,991
    5.51%, 07/24/1998 .........................         548,000          546,071
    5.52%, 07/24/1998 .........................         700,000          697,961
    5.46%, 08/21/1998 .........................         300,000          297,680
   Heller Financial Inc.
    5.63%, 07/22/1998 .........................         178,000          177,415
    5.63%, 07/31/1998 .........................         652,000          648,941
    5.65%, 08/17/1998 .........................         600,000          595,574
    5.64%, 09/04/1998 .........................       1,000,000          989,817
   Household Finance Corp.,
    5.51%, 07/08/1998 .........................         800,000          799,143
   Merrill Lynch & Co. Inc. ...................
    5.50%, 07/01/1998 .........................         310,000          310,000
    5.61%, 07/08/1998 .........................         500,000          499,455
    5.58%, 07/13/1998 .........................         370,000          369,312
    5.53%, 07/15/1998 .........................         600,000          598,710
    5.53%, 07/31/1998 .........................         105,000          104,516
    5.54%, 08/28/1998 .........................         237,000          234,885
    5.49%, 11/20/1998 .........................         200,000          195,669
   Norwest Financial Inc.,
    5.52%, 07/15/1998 .........................       1,900,000        1,895,918
   Sears Roebuck Acceptance Corp.
    5.56%, 07/29/1998 .........................         500,000          497,838
    5.54%, 07/30/1998 .........................         355,000          353,416
    5.39%, 08/07/1998 .........................         205,000          203,864
    5.51%, 08/18/1998 .........................         488,000          484,415
    5.50%, 10/02/1998 .........................         500,000          492,896
   USAA Capital Corp.
    5.38%, 07/14/1998 .........................         100,000           99,806
    5.52%, 07/14/1998 .........................         300,000          299,402
    5.47%, 10/08/1998 .........................       1,000,000          984,958
                                                                     -----------
                                                                      26,501,100
Electric -- 2.87%
   Central  & Southwest Corp. .................
    5.73%, 07/10/1998 .........................         250,000          249,642
    5.72%, 07/29/1998 .........................         320,000          318,576
    5.72%, 08/11/1998 .........................         320,000          317,915
   Florida Power Corp.,
    5.51%, 07/22/1998 .........................         680,000          677,815
                                                                     -----------
                                                                       1,563,948

Food -- 6.53%
   Campbell Soup Co., 5.51%, 07/22/1998........       1,000,000          974,642
   ConAgra Inc., 5.66%, 07/07/1998 ............         600,000          599,434
   H.J. Heinz Co., 5.52%, 07/27/1998...........       1,000,000          996,013
   Hershey Foods Corp., 5.48%, 09/21/1998......       1,000,000          987,518
                                                                     -----------
                                                                       3,557,607

                     See notes to the financial statements.

                       PPM AMERICA/JNL MONEY MARKET SERIES

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Insurance -- 2.00%
   American General Corp. .....................
    5.49%, 07/06/1998 .........................     $   300,000      $   299,771
    5.51%, 09/11/1998 .........................         800,000          791,184
                                                                     -----------
                                                                       1,090,955

Leisure Time -- 1.96%
   Hasbro Inc.
    5.62%, 07/08/1998 .........................         338,000          337,631
    5.55%, 08/03/1998 .........................         735,000          731,260
                                                                     -----------
                                                                       1,068,891

Machinery -- 1.44%
   Deere & Co., 5.49%, 09/18/1998 .............         795,000          785,422

Manufacturing -- 4.13%
   General Electric Capital Corp.
    5.42%, 07/10/1998 .........................         575,000          574,221
    5.51%, 07/24/1998 .........................         225,000          224,208
    5.47%, 07/28/1998 .........................         200,000          199,180
    5.47%, 08/04/1998 .........................         250,000          248,708
    5.59%, 08/04/1998 .........................         300,000          298,416
    5.51%, 12/04/1998 .........................         225,000          219,628
    5.49%, 12/31/1998 .........................         500,000          486,046
                                                                     -----------
                                                                       2,250,407

Media -- 0.98%
   Walt Disney Co., 5.33%, 12/18/1998..........         550,000          536,157

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35% (a) ..........           1,107            1,107

Oil & Gas Producers -- 2.38%
   Consolidated Natural Gas Co. ...............
    5.55%, 07/10/1998 .........................         500,000          499,306
    5.53%, 07/14/1998 .........................         800,000          798,403
                                                                     -----------
                                                                       1,297,709

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Packaging & Containers -- 1.96%
   Crown Cork & Seal Co. Inc. .................
    5.70%, 07/01/1998 .........................      $  325,000      $   325,000
    5.72%, 07/10/1998 .........................         146,000          145,792
    5.72%, 08/14/1998 .........................         275,000          273,077
    5.71%, 08/18/1998 .........................         195,000          193,515
    5.77%, 08/18/1998 .........................         130,000          129,000
                                                                     -----------
                                                                       1,066,384

Pharmaceuticals -- 3.93%
   American Home Products Corp.,
   5.50%, 08/28/1998 ..........................         354,000          350,863
   Schering Corp., 5.47%,
   07/28/1998 .................................       1,800,000        1,792,616
                                                                     -----------
                                                                       2,143,479

Retail -- 1.20%
   J.C. Penney Funding Corp., 5.54%,
      08/03/1998 ..............................         655,000          651,674

Telecommunications -- 6.70%
   BellSouth Telecomm Inc.
    5.49%, 07/24/1998 .........................       1,250,000        1,245,615
    5.49%, 08/12/1998 .........................         240,000          238,463
   GTE Corp.
    5.67%, 07/02/1998 .........................         600,000          599,906
    5.55%, 07/07/1998 .........................         350,000          349,676
    5.55%, 07/10/1998 .........................         220,000          219,695
   GTE Funding Inc., 5.55%,  07/02/1998 .......       1,000,000          996,917
                                                                     -----------
                                                                       3,650,272
                                                                     -----------

Total Investments -- 100%
   (cost $54,472,935) .........................                      $54,472,935
                                                                     ===========

-----------------------------------------------
(a) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.

                     See notes to the financial statements.

                      SALOMON BROTHERS/JNL BALANCED SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                                          Market
                                                           Shares          Value
                                                              ------       -----
Common Stocks -- 43.35%

Auto Manufacturers -- 1.58%
   Chrysler Corp. ................................            600    $    33,824

Banks -- 1.17%
   Fleet Financial Group Inc. ....................            300         25,050

Building Materials -- 1.49%
   Vulcan Materials Co. ..........................            300         32,005

Chemicals -- 1.60%
   Geon Co. ......................................          1,500         34,405

Cosmetics & Personal Care -- 1.80%
   Avon Products Inc. ............................            500         38,750

Electric -- 1.65%
   Edison International ..........................          1,200         35,474

Engineering & Construction -- 1.11%
   Stone & Webster Inc. ..........................            600         23,772

Food -- 2.92%
   Hormel Foods Corp. ............................            800         27,650
   Ralson Purina Group ...........................            300         35,044
                                                                     -----------
                                                                          62,694

Forest Products & Paper -- 1.08%
   Weyerhaeuser Co. ..............................            500         23,094

Health Care -- 1.63%
   Bausch & Lomb Inc. ............................            700         35,088

Insurance -- 4.76%
   Allstate Corp. ................................            200         18,313
   Chubb Corp. ...................................            200         16,075
   CIGNA Corp. ...................................            500         34,500
   Marsh & McLennan Cos. Inc. ....................            550         33,241
                                                                     -----------
                                                                         102,129

Manufacturing -- 1.28%
   Cooper Industries Inc. ........................            500         27,468

Oil & Gas Producers -- 5.74%
   Amerada Hess Corp. ............................            400         21,312
   Amoco Corp. ...................................            600         24,975
   Exxon Corp. ...................................            500         35,656
   Schlumberger Ltd. .............................            300         20,494
   Suncor Energy Inc. ............................            600         20,850
                                                                     -----------
                                                                         123,287

Pharmaceuticals -- 1.69%
   American Home Products Corp. ..................            700         36,226

Real Estate -- 5.01%
   Crescent Real Estate Equities Co ..............            800         26,900
   Excel Realty Trust Inc. .......................          1,200         34,575


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Real Estate (continued)
   Glenborough Realty Trust Inc. .................            900    $    23,738
   JDN Realty Corp. ..............................            700         22,313
                                                                     -----------
                                                                         107,526

Retail -- 1.70%
   Sears, Roebuck & Co. ..........................            600         36,638

Telecommunications -- 3.28%
   BCE Inc. ......................................            900         38,419
   SBC Communications Inc. .......................            800         32,000
                                                                     -----------
                                                                          70,419

Tobacco -- 1.10%
   Philip Morris Cos. Inc. .......................            600         23,626

Transportation -- 2.76%
   Canadian National Railway Co. .................            700         37,188
   Union Pacific Corp. ...........................            500         22,063
                                                                     -----------
                                                                          59,251
                                                                     -----------

     Total Common Stocks
       (cost $937,200) ...........................                       930,726
                                                                     -----------

Preferred Stocks -- 1.87%

Diversified Financial Services -- 1.87%
   BTI Capital Trust .............................            400         17,050
   Union Pacific Capital Trust ...................            500         23,188
                                                                     -----------

     Total Preferred Stocks
       (cost $ 44,650) ...........................                        40,238
                                                                     -----------


                                                        Principal
                                                           Amount
                                                        ---------
Corporate Bonds -- 6.71%

Aerospace & Defense -- 0.70%
   Raytheon Co., 5.95%, 03/15/2001 .  ............      $  14,944         15,000

Auto Parts & Equipment -- 0.95%
   Dana Corp., 6.50%, 03/15/2008 .................         20,000         20,313

Diversified Financial Services -- 0.48%
   Sears Roebuck Acceptance Corp.,
   7.00%,
      06/15/2007 .................................         10,000         10,435

Manufacturing -- 0.47%
   Norsk Hydro ASA, 6.70%, .......................         10,000         10,204
   01/15/2018

Media -- 0.99%
    A.H. Belo Corp., 7.25%, ......................         20,000         21,202
    09/15/2027


                     See notes to the financial statements.

                      SALOMON BROTHERS/JNL BALANCED SERIES

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds (continued)

Semiconductors -- 2.18%
   Micron Technology Inc., 7.00%,
      07/01/2004 .................................    $    50,000    $    46,875

Telecommunications -- 0.94%
   GTE Corp., 6.94%, 04/15/2028 ..................         20,000         20,156
                                                                     -----------

     Total Corporate Bonds
       (cost $142,425) ...........................                       144,129
                                                                     -----------

U.S. Government Securities -- 37.44%

U.S. Treasury Bond -- 4.24%
   6.125%, 11/15/2027 ............................         85,000         91,083

U.S. Treasury Notes -- 33.19%
    5.375%, 01/31/2000 ...........................        380,000        379,111
    5.625%, 12/31/2002 ...........................        125,000        125,546
    6.125%, 08/15/2007 ...........................        200,000        208,094
                                                                     -----------
                                                                         712,751
                                                                     -----------

     Total U.S. Government
     Securities
       (cost $797,899) ...........................                       803,834
                                                                     -----------

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Asset Backed Securities -- 2.10%

Diversified Financial Services -- 2.10%
   Banc One Auto Grantor Trust,
   6.29%,
      07/20/2004 .................................    $    24,782    $    24,964
   Contimortgage Home Equity Loan
      Trust, 6.13%, 03/15/2013 ...................         20,000         20,041
                                                                     -----------


     Total Asset Backed Securities
       (cost $44,910) ............................                        45,005
                                                                     -----------

Short Term Investments -- 8.53%

Money Market Fund -- 0.01%
   SSgA Money Market Fund, 5.35%
   (b) ...........................................            310            310

Repurchase Agreements -- 8.52%
   Repurchase Agreement with State
   Street
    Bank, 5.70%, (Collateralized by
    $160,000 U.S. Treasury Bond,
    7.50%,
    due 11/15/2016, market value,
    $192,550) acquired on
    06/30/1998,
    due 07/01/1998 ...............................        183,000        183,000
                                                                     -----------

     Total Short Term Investments
       (cost $183,310) ...........................                       183,310
                                                                     -----------

Total Investments -- 100%
   (cost $2,150,394) .............................                   $ 2,147,242
                                                                     ===========

-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.


                     See notes to the financial statements

                     SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds -- 34.14%

Australia -- 0.05%
Sovereign -- 0.05%
   New South Wales Treasury Corp.,
      7.375%, 02/21/2007 .........................    $    40,000    $    27,102

United States -- 34.09%
Aerospace & Defense -- 0.63%
   BE Aerospace Inc., 8.00%, .....................        250,000        249,375
   03/01/2008
   Raytheon Co., 5.95%, 03/15/2001 ...............        100,000         99,628
                                                                     -----------
                                                                         349,003

Auto Manufacturers -- 0.27%
   Navistar International Corp.,
   8.00%,
      02/01/2008 .................................        150,000        150,750

Auto Parts & Equipment -- 0.37%
   Dana Corp., 6.50%, 03/15/2008
   (c) ...........................................        200,000        203,130

Banks -- 1.51%
   Bank One Corp., 7.60%, ........................        600,000        651,060
   05/01/2007 (c)
   Malayan Banking Berhad - NYS,
      7.125%, 09/15/2005 .........................        210,000        177,658
                                                                     -----------
                                                                         828,718

Beverages -- 0.16%
   Stroh Brewery Co., 11.10%,
   07/01/2026 ....................................        150,000         90,188

Biotechnology -- 0.27%
  Packard Bioscience Co., 9.375%,
      03/01/2007 .................................        150,000        145,500

Building Materials -- 0.46%
   Nortek Inc., 9.125%, 09/01/2007
   (c) ...........................................        250,000        253,750

Chemicals -- 0.36%
   Praxair Inc., 6.15%, 04/15/2003 ...............        200,000        200,082

Commercial Services -- 0.75%
   Iron Mountain Inc., 10.125%,
   10/01/2006 ....................................        150,000        162,750
   KinderCare Learning Centers
   Inc., 9.50%,
      02/15/2009 (c) .............................        250,000        251,875
                                                                     -----------
                                                                         414,625

Computers -- 0.47%
   Unisys Corp., 7.875%, 04/01/2008
   (c) ...........................................        250,000        255,000

Cosmetics & Personal Care -- 1.09%
   American Safety Razor Co.,
   9.875%,
      08/01/2005 .................................        250,000        267,500
   French Fragrances Inc., 10.375%,
      05/15/2007 .................................        125,000        133,125
   Revlon Worldwide Corp., Zero
   Coupon,
      03/15/2001 .................................        250,000        194,375
                                                                     -----------
                                                                         595,000

Diversified Financial Services -- 2.09%
   Merrill Lynch & Co. Inc., 6.00%,
      02/13/2003 (c) .............................        200,000        199,224


                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----

Corporate Bonds (continued)

United States (continued)
Diversified Financial Services
(continued)
   Paine Webber Group Inc., 7.00%,
      03/01/2000 (c) ...............$ ............        300,000    $   303,786
   Polymer Group Inc., 9.00%, ....................        250,000        252,813
   07/01/2000
   Ryder TRS Inc., 10.00%, .......................        200,000        231,000
   12/01/2006
   Williams Scotsman Inc., 9.875%,
      06/01/2007 .................................        150,000        156,000
                                                                     -----------
                                                                       1,142,823

Electric -- 0.42%
   TransAmerican Energy Corp.,
   11.50%, 06/15/2002 ............................        250,000        230,000

Entertainment -- 0.97%
   Grand Casinos Inc., 9.00%, 10/15/2004..........        250,000        271,250
   Sun International Hotels Ltd.,
   8.625%, 12/15/2007 ............................        250,000        257,500
                                                                     -----------
                                                                         528,750

Environmental Control -- 1.05%
   Allied Waste Industries Inc.,
   (Step-Up Bond), 11.30%,
     06/01/2007 (d) ..............................        200,000        147,000
   Envirosource Inc., 9.75%,
   06/15/2003 ....................................        250,000        252,500
   Norcal Waste Systems Inc.,
   (Step-Up Bond), 13.25%,
    11/15/2005 (e) ...............................        150,000        175,500
                                                                     -----------
                                                                         575,000

Food -- 0.99%
   B&G Foods Inc., 9.625%, .......................        125,000        126,250
   08/01/2007
   CFP Holdings Inc., 11.625%, ...................        200,000        187,500
   01/15/2004
   Dole Foods Co., 6.75%, ........................        100,000        100,790
   07/15/2000
   SC International Services Inc.,
   9.25%, 09/01/2007 .............................        125,000        129,375
                                                                     -----------
                                                                         543,915

Forest Products & Paper -- 0.36%
   Doman Industries Ltd., 8.75%,
      03/15/2004 .................................        200,000        195,500

Hand & Machine Tools -- 0.29%
   International Knife & Saw Inc.,
   11.375%, 11/15/2006 ...........................        150,000        159,000

Health Care -- 1.16%
   Dade International Inc., 11.125%,
      05/01/2006 .................................        250,000        282,500
   Integrated Health Services Inc.,
   9.50%, 09/15/2007 .............................        100,000        104,750
   Vencor Inc., 9.875%, 05/01/2005 ...............        250,000        245,938
                                                                     -----------
                                                                         633,188

Holding Companies - Diversified -- 1.09%
   High Voltage Engineering Corp.,
   10.50%, 08/15/2004 ............................        125,000        128,750
   Jordan Industries Inc., 10.375%,
      08/01/2007 .................................        200,000        204,000

                     SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds (continued)

United States (continued)
Holding Companies - Diversified
(continued)
   Renco Metals Inc., 11.50%,
      07/01/2003 .................................    $   250,000    $   265,000
                                                                     -----------
                                                                         597,750

Household Products -- 0.93%
   Ekco Group Inc., 9.25%,
   04/01/2006 ....................................        250,000        260,625
   Indesco International Inc.,
   9.75%, 04/15/2008 .............................        250,000        247,500
                                                                     -----------
                                                                         508,125

Insurance -- 0.39%
   Aetna Services Inc., 7.625%,
   08/15/2026 ....................................        200,000        213,380

Leisure Time -- 0.46%
   Riddell Sports Inc., 10.50%,
   07/15/2007 ....................................        250,000        251,875

Lodging -- 0.49%
   Prime Hospitality Corp., 9.75%,
      04/01/2027 .................................        250,000        265,625

Machinery -- 0.39%
   Harnischfeger Industries Inc.,
   6.875%,  02/15/2027 ...........................        200,000        212,582

Manufacturing -- 1.76%
   Alvey Systems Inc., 11.375%,
      01/31/2003 .................................         75,000         80,625
   Axiohm Transaction Solutions,
      9.75%,  10/01/2007 .........................        150,000        151,875
   Burke Industries Inc., 10.00%,
      08/15/2007 (c) .............................        250,000        251,250
   Foamex L.P./Foamex Capital
      Corp., 9.875%, 06/15/2007 ..................        100,000        110,000
   Insilco Corp., 10.25%,
      08/15/2007 .................................        150,000        156,750
   Norsk Hydro ASA, 6.70%,
      01/15/2018 .................................        100,000        102,037
   Tekni-Plex Inc., 11.25%,
      04/01/2007 .................................        100,000        109,750
                                                                     -----------
                                                                         962,287

Media -- 3.60%
   Adelphia Communications Corp. .................
    9.875%, 03/01/2007 ...........................        100,000        108,250
    10.50%, 07/15/2004 ...........................        100,000        109,250
   American Media Operation Inc.,
    11.625%, 11/15/2004 ..........................        250,000        270,000
   CSC Holdings Inc., 10.50%,
    05/15/2016 ...................................        250,000        291,250
   Diamond Cable Communication Plc,
    (Step- Up Bond), 11.75%, 12/15/2005
    (d) ..........................................        150,000        124,500
   Falcon Holding Group L.P.,
    8.375%, 04/15/2010 ...........................        250,000        247,500
   Hollinger International
    Publishing Inc., 9.25%,
    03/15/2007 ...................................        250,000        263,750
   Lin Holdings Corp., (144a),
    (Step-Up Bond), 10.00%,
    03/01/2008 (d) ...............................        375,000        251,250
   Marcus Cable Co., (Step-Up Bond),
    14.25%, 12/15/2005 (d) .......................        150,000        139,500
   SFX Broadcasting Inc., 10.75%,
    05/15/2006 (c) ...............................        150,000        165,374
                                                                     -----------
                                                                       1,970,624

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds (continued)

United States (continued)
Metals & Mining -- 0.31%
   Glencore Nickel Pty. Ltd., 9.00%,
      12/01/2014 ...................$ ............        175,000    $   168,000


Oil & Gas Producers -- 1.91%
   Cliffs Drilling Co., 10.25%,
      05/15/2003 .................................        150,000        160,500
   Cross Timbers Oil Co., 9.25%,
      04/01/2007 .................................        150,000        154,500
   Dawson Production Services Inc.,
      9.375%, 02/01/2007 .........................        250,000        251,250
   National Energy Group Inc.,
      10.75%, 11/01/2006 .........................        150,000        135,750
   Occidental Petroleum Corp.,
      9.25%, 08/01/2019 ..........................        150,000        186,792
   Parker Drilling  Co., 9.75%,
      11/15/2006 .................................        150,000        153,750
                                                                     -----------
                                                                       1,042,542

Packaging & Containers -- 1.15%
   Plastic Containers Inc., 10.00%,
      12/15/2006 .................................        250,000        266,250
   Radnor Holdings Corp., 10.00%,
      12/01/2003 .................................        100,000        104,250
   Stone Container Corp., 12.25%,
      04/01/2002 .................................        250,000        258,750
                                                                     -----------
                                                                         629,250

Real Estate -- 0.82%
   CB Richard Ellis Services Inc.,
      8.875%, 06/01/2006 .........................        250,000        248,125
   Forest City Enterprises Inc.,
      8.50%, 03/15/2008 ..........................        200,000        198,000
                                                                     -----------
                                                                         446,125

Retail -- 2.14%
   Cole National Group Inc.,
      8.625%, 08/15/2007 .........................        250,000        252,500
   Jitney-Jungle Stores of America
      Inc., 12.00%, 03/01/2006 (c) ...............        250,000        281,250
   Selmer Co. Inc., 11.00%,
      05/15/2005 (c) .............................        250,000        272,500
   Staples Inc., 7.125%, 08/15/2007
      (c) ........................................        350,000        362,485
                                                                     -----------
                                                                       1,168,735

Software -- 0.37%
   First Data Corp., 6.375%,
      12/15/2007 (c) .............................        200,000        203,516

Sovereign -- 0.35%
   Korea Development Bank, 9.60%,
      12/01/2000 .................................        200,000        192,466

Telecommunications -- 2.90%
   British Telecom Plc, 7.00%,
      05/23/2007 .................................        550,000        584,374
   Comcast Cellular Holdings Inc.,
      9.50%, 05/01/2007 (c) ......................        250,000        259,375
   GTE Corp., 6.94%, 04/15/2028 ..................        125,000        201,560
   Intermedia Communication Inc.,
      8.60%, 06/01/2008 ..........................        125,000        125,938

                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds (continued)

United States (continued)
Telecommunications (continued)
   Nextel Communications Inc.,
      9.75%, 10/31/2007 ..........................    $   350,000    $   228,375
   NTL Inc., (Step-Up Bond), 11.50%,
      02/01/2006 (d) .............................        225,000        185,625
                                                                     -----------
                                                                       1,585,247

Textiles -- 0.28%
   Collins & Aikman Floorcoverings,
      10.00%, 01/15/2007 .........................        150,000        155,625

Transportation -- 1.08%
   Coach USA Inc., 9.375%,
      07/01/2007 .................................        250,000        260,000
   Holt Group Inc., 9.75%,
      01/15/2006 .................................        200,000        200,000
   TFM SA, (Step-Up Bond), 11.75%,
      06/15/2009 (d) .............................        200,000        132,216
                                                                     -----------
                                                                         592,216
                                                                     -----------

    Total United States ..........................                    18,659,892
                                                                     -----------

     Total Corporate Bonds
       (cost $18,729,249) ........................                    18,686,994
                                                                     -----------

Government Securities -- 44.00%

Argentina -- 1.62%
   Republic of Argentina, 6.625%,
      03/31/2005 (f) .............................      1,007,000        888,678

Brazil -- 2.40%
   Republic of Brazil, 10.125%,
      05/15/2027 .................................      1,525,000      1,315,312

Bulgaria -- 0.65%
   National Republic of Bulgaria,
      6.563%, 07/28/2011 (f) .....................        500,000        356,250

Canada -- 0.76%
   Canadian Government Note
    7.00%, 12/01/2006 ............................         40,000         30,178
    6.50%, 09/01/1998 ............................        570,000        388,199
                                                                     -----------

    Total Canada .................................                       418,377

Denmark -- 2.51%
   Kingdom of Denmark
    8.00%, 05/15/2003 ............................      3,220,000        536,096
    6.00%, 02/15/1999 ............................      5,690,000        837,245
                                                                     -----------

    Total Denmark ................................                     1,373,341

Ecuador -- 0.25%
   Republic of Ecuador, (Step-Up
      Bond), 3.50%, 02/28/2025 (e)  ..............        250,000        134,700

Germany -- 0.81%
   Federal Republic of Germany
      6.00%, 01/05/2006 ..........................         80,000    $    47,953

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----

Government Securities (continued)

Germany  (continued)
    6.50 %, 07/04/2027 ...........................    $   370,000    $   239,424
    5.625%, 01/04/2028 ...........................        270,000        155,402
                                                                     -----------

    Total Germany ................................                       442,779

Greece -- 0.26%
   Republic of Greece, 11.00%,
   02/25/2000 ....................................     43,500,000        143,786

Mexico -- 1.85%
   United Mexican States
    11.50%, 05/15/2026 ...........................        550,000        624,250
    11.375%, 09/15/2016 ..........................        350,000        389,725
                                                                     -----------

    Total Mexico .................................                     1,013,975

Morocco -- 1.09%
   Morocco Loan Participation,
      6.563%, 01/01/2009 (f) .....................        700,000        596,750

Netherlands -- 0.76%
   Kingdom of Netherlands, 9.00%,
      01/15/2001 .................................        760,000        416,126

New Zealand -- 0.28%
   New Zealand Government, 6.50%,
      02/15/2000 .................................        300,000        154,466

Sweden -- 0.47%
   Kingdom of Sweden, 11.00%,
      01/21/1999 .................................      2,000,000        259,684

Panama -- 0.95%
   Republic of Panama, (Step-Up
      Bond),  3.75%, 07/17/2014 (e) ..............        700,000        520,660

Peru -- 0.56%
   Republic of Peru, (Step-Up
      Bond), 4.00%, 03/07/2017 ...................        500,000        308,150

Russia -- 1.25%
   Russia Government International
   Bond
      6.625%, 12/15/2015 (f) .....................        412,674        228,518
      6.625%, 12/15/2015 .........................        169,493         91,111
   Russian Principal Loan, 6.625%,
      12/15/2020 (f) .............................        750,000        354,375
                                                                     -----------
    Total Russia .................................                       674,004

Venezuela -- 1.02%
   Republic of Venezuela, 6.625%,
      12/18/2007 (f) .............................        678,571        554,732

United States -- 26.51%
U.S. Government Agencies -- 20.36%
   Federal Home Loan Mortgage Corp.
    10.00%, 05/15/2020 ...........................         32,386         35,169

                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Government Securities (continued)

United States (continued)
U.S. Government Agencies (continued)
    6.50%, 12/01/1999 ............................     $    1,600    $    48,222
    6.50%, TBA (a) ...............................        300,000        299,154
   Federal National Mortgage
   Association
    13.00%, 11/15/2015 ...........................        749,583         21,101
    7.00%, 11/18/2015 ............................      4,255,958        128,956
    10.40%, 04/25/2019 ...........................          8,564         10,001
    7.00%, 03/17/2020 (c) ........................      1,500,000      1,521,090
    6.50%, 02/1/2026 .............................        262,921        262,427
    10.40%, 02/25/2035 ...........................         53,082         58,805
    6.50%, TBA (a) ...............................      4,200,000      4,182,906
    7.00%, TBA (a) ...............................        350,000        354,921
    7.00%, TBA (a) ...............................      3,500,000      3,549,209
   Government National Mortgage ..................      2,427,034        206,541
      Association, 7.50%,
      01/15/2028 .................................        446,466        458,884
                                                                     -----------
                                                                      11,137,386

U.S. Treasury Bonds -- 0.37%
    6.125%, 12/31/2002 (c) .......................        130,000        139,303
    6.375%, 08/15/2027 (c) .......................         60,000         65,887
                                                                     -----------
                                                                         205,190

U.S. Treasury Notes -- 5.78%
    6.625%, 03/31/2002 (c) .......................      1,000,000      1,035,780
    5.875%, 09/30/2002 (c) .......................        800,000        810,000
    5.625%, 12/31/2002 (c) .......................        250,000        251,092
    5.50%, 02/15/ 2008 (c) .......................      1,000,000        999,370
   U.S. Treasury Inflation Index
      Note,  3.375%, 01/15/2007
      (b)(c) .....................................         70,000         67,791
                                                                     -----------
                                                                       3,164,033
                                                                     -----------

    Total United States ..........................                    14,506,609
                                                                     -----------

     Total Government Securities
       (cost $25,776,699) ........................                    24,078,379
                                                                     -----------

Asset Backed Securities -- 3.68%

Diversified Financial Services -- 3.68%
   Airplane Pass-through Trust,
      10.875%, 03/15/2019 ........................        125,000        141,474

   DLJ Commercial Mortgage Corp.,
      7.09%, 05/10/2023 ..........................      4,500,000        223,263
   First Union Residential
      Securitization
      Transactions Inc., 7.00%,
      08/25/2028 .................................         99,795         97,706
   Green Tree Financial Corp.,
      7.07%, 01/15/2029 ..........................        588,948        610,844
   Mid-State Trust VI, 7.34%,
      07/1/2035 ..................................        369,530        384,078


                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Asset Backed Securities (continued)

Diversified Financial Services
(continued)
   PNC Mortgage Securities Corp. .................
    6.34%, 02/25/2028 ............................   $    200,000    $   193,687
    6.75%, 05/25/2028 ............................        149,887        144,501
    6.838%, 05/25/2028 ...........................        224,876        217,779
                                                                     -----------

     Total Asset Backed Securities
       (cost $318,688) ...........................                     2,013,332
                                                                     -----------


                                                           Shares
                                                           ------
Preferred Stocks -- 0.49%

United States -- 0.49%
Holding Companies-Diversified -- 0 49%
   Nebco Evans Holding Co. .......................          2,566        265,617
                                                                     -----------

     Total Preferred Stocks
       (cost $250,000) ...........................                       265,617
                                                                     -----------

                                                        Principal
                                                           Amount
                                                           ------
Short Term Investments -- 17.69%

Italy -- 0.61%
Sovereign -- 0.61%
   Republic of Italy, 5.97%,
   07/31/1998 ....................................   $600,000,000        336,108

Japan -- 0.32%
Banks -- 0.32%
   European Investment Bank, 4.25%,
      07/16/1998 .................................     24,000,000        173,834


United States -- 16.76%
Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35%
   (b) ...........................................            701            701

Repurchase Agreements -- 16.76%
   Repurchase Agreement with State
     Street  Bank, 5.70% (Collateralized
     by $7,775,000 U.S. Treasury Note,
     market value - $9,356,730),
     acquired on 06/30/1998,
     due 07/01/1998 ..............................      9,169,000      9,169,000
                                                                     -----------

    Total United States ..........................                     9,169,701
                                                                     -----------

     Total Short Term Investments
       (cost $9,501,519) .........................                     9,679,643
                                                                     -----------

Total Investments -- 100%
   (cost $54,576,155) ............................                   $54,723,965
                                                                     ===========

-----------------------------------------------
(a)  Investment purchased on a when-issued basis.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.
(c) Security pledged as collateral for investment purchased on a when-issued basis.
(d) Denotes deferred interest security that receives no coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(e) Coupon payment periodically increases over the life of the security. Rate is in effect as of June 30, 1998.
(f) Coupon is indexed to six month Libor. Rate stated is in effect as of June 30, 1998.


                     See notes to the financial statements.

                   SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998



                                                        Principal         Market
                                                          Amount           Value
                                                           ------          -----
Corporate Bonds -- 89.61%

Advertising -- 2.22%
   SITEL Corp., (144a), 9.25%,
   03/15/2006 ....................................    $   125,000    $   125,000

Aerospace & Defense -- 4.40%
   BE Aerospace Inc., 8.00%,
      03/01/2008 .................................        125,000        124,688
   Stellex Industries Inc., 9.50%,
      11/01/2007 .................................        125,000        123,750
                                                                     -----------
                                                                         248,438

Auto Manufacturers -- 2.23%
   Navistar International Corp.,
      8.00%, 02/01/2008 ..........................        125,000        125,624

Building Materials -- 2.27%
   International Utility Structures
      Inc., 10.75%, 02/01/2008 ...................        125,000        127,968

Chemicals -- 2.19%
   PCI Chemicals Canada Inc.,
      6.25%, 10/15/2007 ..........................        125,000        123,750

Commercial Services -- 4.49%
   Iron Mountain Inc., 8.75%,
      09/30/2009 .................................        125,000        127,500
   KinderCare Learning Centers
   Inc., 9.50%, 02/15/2009 .......................        125,000        125,625
                                                                     -----------
                                                                         253,125

Computers -- 2.26%
   Unisys Corp., 7.875%,
      04/01/2008 .................................        125,000        127,500

Entertainment -- 2.28%
   Sun International Hotels Ltd.,
      8.625%, 12/15/2007 .........................        125,000        128,750

Food -- 6.92%
   Ameriserve Food Distribution
      Inc., 10.125%, 07/31/2007 ..................        125,000        129,375
   Fleming Cos. Inc., 10.625%,
      07/31/2007 .................................        125,000        131,875
   SC International Services Inc.,
      9.25%, 09/01/2007 ..........................        125,000        129,375
                                                                     -----------
                                                                         390,625

Health Care -- 11.34%
   Dade International Inc., 11.125%,
      05/01/2006 .................................        125,000        141,250
   Kinetic Concepts Inc., 9.625%,
      11/01/2007 .................................        125,000        126,250
   Prime Medical Services Inc.,
      8.75%, 04/01/2008 ..........................        125,000        123,750
   Universal Hospital Services
      Inc., (144a), 10.25%,
      03/01/2008 .................................        125,000        125,000
   Vencor Inc., (144a), 9.875%,
   05/01/2005 ....................................        125,000        122,969
                                                                     -----------
                                                                         639,219

Holding Companies-Diversified -- 4 54%
  High Voltage Engineering Corp.,
     10.50%, 08/15/2004 ..........................        125,000        128,750
  Jordan Industries Inc., 10.375%,
     08/01/2007 ..................................        125,000        127,500
                                                                     -----------
                                                                         256,250


                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds (continued)

Household Products -- 4.50%
   Ekco Group Inc., 9.25%,
      04/01/2006 .................................    $   125,000    $   130,313
   Indesco International Inc.,
      (144a), 9.75%, 04/15/2008 ..................        125,000        123,750
                                                                     -----------
                                                                         254,063

Manufacturing -- 4.45%
   Axiohm Transaction Solutions,
      9.75%, 10/01/2007 ..........................        125,000        126,563
   Furon Co., 8.125%, 03/01/2008 .................        125,000        124,688
                                                                     -----------
                                                                         251,251

Media -- 9.00%
   Century Communications Corp.,
      8.375%, 12/15/2007 .........................        125,000        127,500
   Falcon Holding Group L.P.,
      (144a), 8.375%, 04/15/2010 .................        125,000        123,750
   Hollinger International
   Publishing Inc.,
      9.25%, 03/15/2007 ..........................        125,000        131,875
   Mediacom LLC/Mediacom Capital
      Corp., (144a), 8.50%,
      04/15/2008 .................................        125,000        124,688
                                                                     -----------
                                                                         507,813

Metals & Mining -- 2.19%
   AEI Holding Co., (144a), 10.00%,
      11/15/2007 .................................        125,000        123,437

Oil & Gas Producers -- 4.49%
   Clark Refining & Marketing Inc.,
      8.875%, 11/15/2007 .........................        125,000        125,625
   Parker Drilling Co., 9.75%,
      11/15/2006 .................................        125,000        127,813
                                                                     -----------
                                                                         253,438

Packaging & Containers -- 4.57%
   Delta Beverage Group Inc.,
      9.75%, 12/15/2003 ..........................        125,000        130,937
   Packaged Ice Inc., (144a), 9.75%,
      02/01/2005 .................................        125,000        126,875
                                                                     -----------
                                                                         257,812

Real Estate -- 2.19%
   Forest City Enterprises Inc.,
   8.50%, 03/15/2008 .............................        125,000        123,750

Retail -- 4.51%
   Cole National Group Inc., 8.625%,
      08/15/2007 .................................        125,000        126,250
   Purina Mills Inc., (144a), 9.00%,
      03/15/2010 .................................        125,000        128,437
                                                                     -----------
                                                                         254,687

Telecommunications -- 4.51%
   Nextel Communications Inc.,
      (Step-Up Bond), 9.75%,
      10/31/2007 (b) .............................        200,000        130,500
   NTL Inc., (Step-Up Bond), 11.50%,
      02/01/2006 (b) .............................        150,000        123,750
                                                                     -----------
                                                                         254,250


                     See notes to the financial statements.

                  SALOMON BROTHERS/JUNL HIGH YIELD BOND SERIES

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds (continued)

Transportation -- 4.06%
   Atlantic Express Transportation
      Corp., 10.75%, 02/01/2004 ..................    $   100,000    $   106,500
   Enterprises Shipholding Corp.,
      (144a), 8.875%, 05/01/2008 .................        125,000        122,500
                                                                     -----------
                                                                         229,000
                                                                     -----------

     Total Corporate Bonds
       (cost $5,103,326) .........................                     5,055,750
                                                                     -----------


                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Short Term Investments -- 10.39%

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35%
   (a) ...........................................    $        65    $        65

Repurchase Agreements -- 10.39%
   Repurchase Agreement with State
     Street Bank, 5.70%,
     (Collateralized by
     $500,000 U.S. Treasury Bond,
     7.50%, due 11/15/2016,
     market value $601,719)
     acquired on 06/30/1998, due
     07/01/1998 ..................................        586,000        586,000
                                                                     -----------

     Total Short Term Investments
       (cost $586,065) ...........................                       586,065
                                                                     -----------

Total Investments -- 100%
   (cost $5,689,391) .............................                   $ 5,641,815
                                                                     ===========

-----------------------------------------------
(a) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.
(b) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

                     See notes to the financial statements.

           SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds -- 1.64%

Banks -- 0.34%
   Bank One Corp., 7.60%,
   05/01/2007 (c) ................................    $   150,000    $   162,765

Oil & Gas Producers -- 1.30%
   Occidental Petroleum Corp.,
   9.25%,
      08/01/2019 (c) .............................        500,000        622,640
                                                                     -----------

     Total Corporate Bonds
       (cost $735,099) ...........................                       785,405
                                                                     -----------

U.S. Government Securities -- 71.74%

Diversified Financial Services -- 0.86%
   Sallie Mae, 7.50%, 03/08/2000
   (c) ...........................................        400,000        411,688

U.S. Government Agencies -- 47.08%
   Federal Home Loan Bank, 5.94%,
      06/13/2000 (c) .............................        300,000        301,686
   Federal Home Loan Mortgage Corp. ..............
    6.00%, 09/01/2010 (c) ........................          3,569          3,563
    11.75%, 01/01/2011 (c) .......................          4,307          4,868
    7.00%, 07/01/2011 (c) ........................        104,703        106,971
    8.25%, 04/01/2017 (c) ........................        377,912        395,670
    10.50%, 06/01/2020 (c) .......................        847,632        947,492
    8.00%, 07/01/2020 (c) ........................      1,091,935      1,144,250
    8.50%, 03/15/2024 (c) ........................      1,750,000      1,884,015
    6.50%, TBA (a) ...............................        500,000        503,435
   Federal National Mortgage
   Association
    14.50%, 11/15/2014 (c) .......................          6,642          8,167
    12.50%, 08/01/2015 (c) .......................          5,741          6,731
    12.50%, 09/20/2015 (c) .......................         19,740         23,436
    13.00%, 11/15/2015 (c) .......................         18,269         21,335
    12.00%, 01/01/2016 (c) .......................        540,313        625,856
    12.00%, 01/15/2016 (c) .......................         20,188         23,526
    12.50%, 01/15/2016 (c) .......................        261,801        308,189
    11.50%, 09/01/2019 (c) .......................          5,841          6,652
    10.50%, 08/01/2020 (c) .......................        109,422        122,211
    6.50%, 03/01/2026 (c) ........................        386,411        385,684
    7.00%, 05/01/2026 (c) ........................        297,364        301,637
    9.00%, 08/01/2026 ............................        545,787        576,242
    6.527%, 05/25/2030 (c) .......................      1,500,000      1,537,500
    6.50%, TBA (a) ...............................      6,100,000      6,075,173
    7.00%, TBA (a) ...............................      2,100,000      2,129,526
    7.00%, TBA (a) ...............................      3,800,000      3,853,428
   Government National Mortgage
    Association
    13.50%, 07/15/2010 (c) .......................        187,684        221,269
    8.50%, 01/15/2018 (c) ........................        250,762        266,055
   VENDEE Mortgage Trust, 7.25%,
    10/15/2010 (c) ...............................        734,188        736,251
                                                                     -----------
                                                                      22,520,818


                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
U.S. Government Securities
(continued)

U.S. Treasury Bond -- 5.55%
   6.625%, 02/15/2027 ............................     $2,350,000     $2,653,666

U.S. Treasury Notes -- 18.25%
    6.50%, 05/31/2001 (c) ........................        100,000        102,562
    6.258%, 08/31/2002 (c) .......................        100,000        102,609
    5.875%, 09/30/2002 (c) .......................      1,000,000      1,012,500
    5.75%, 04/30/2003 ............................      3,000,000      3,029,520
    6.625%, 05/15/2007 (c) .......................      2,150,000      2,309,229
    6.125%, 08/15/2007 ...........................        350,000        364,165
    5.50%, 02/15/2008 ............................      1,000,000        999,370
    5.625%, 05/15/2008 ...........................        800,000        810,872
                                                                     -----------
                                                                       8,730,827
                                                                     -----------

     Total U.S. Government
       Securities
       (cost $33,508,074) ........................                    34,316,999
                                                                     -----------

Short Term Investments -- 26.62%

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35%
   (b) ...........................................             59             59

Repurchase Agreements -- 18.26%
   Repurchase Agreement with J P
     Morgan, 5.48% (Collateralized by
     $4,242,000 U.S. Treasury
     Note 5.875%,
     02/28/1999, market value
     $4,327,499) acquired on
     06/30/1998, due
     07/01/1998 ..................................      4,242,000      4,242,000

   Repurchase Agreement with State
      Street Bank, 5.70%, (Collateralized
      by $3,750,000 U.S. Treasury
      Note 11.25% due 02/15/2015,
      market value $4,580,088)
      acquired on 06/30/1998,
      due 07/01/1998 .............................      4,489,000      4,489,000
                                                                     -----------
                                                                       8,731,000

U.S. Government Agencies -- 8.36%
   Federal Home Loan Bank Discount
   Note, 5.40%, 07/01/1998 .......................      4,000,000      4,000,000
                                                                     -----------

     Total Short Term Investments
       (cost $12,731,059) ........................                    12,731,059
                                                                     -----------

Total Investments
   (cost $46,974,232) ............................                   $47,833,463
                                                                     ===========

-----------------------------------------------
(a)  Investment purchased on a when-issued basis.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.
(c) Security pledged as collateral for investments purchased on a when-issued basis.


                     See notes to the financial statements.

                   T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks -- 93.87%

Canada -- 1.13%
Insurance -- 1.13%
   Fairfax Financial Holdings Ltd. ...............
   (a) ...........................................          5,500     $2,093,032

France -- 0.74%
Banks -- 0.14%
   Societe Generale ..............................          1,300        270,291

Computers -- 0.13%
   Cap Gemini SA .................................          1,500        235,705

Pharmaceuticals -- 0.28%
   Rhone-Poulenc SA ..............................          9,300        524,555

Telecommunications -- 0.19%
   Alcatel Alsthom SA ............................          1,700        346,147
                                                                     -----------

    Total France .................................                     1,376,698

Hong Kong -- 0.79%
Banks -- 0.17%
   HSBC Holdings Plc .............................         13,000        317,953

Holding Companies - Diversified -- 0.62%
   Hutchison Whampoa Ltd. ........................        215,700      1,138,633
                                                                     -----------

    Total Hong Kong ..............................                     1,456,586

Italy -- 0.53%
Diversified Financial Services -- 0.16%
   Banca Fideuram SpA ............................         53,700        306,317

Telecommunications -- 0.37%
   Telecom Italia Mobile SpA .....................         61,900        378,699
   Telecom Italia SpA - RNC ......................         62,090        300,709
                                                                     -----------
                                                                         679,408
                                                                     -----------

    Total Italy ..................................                       985,725

Mexico -- 0.16%
Forest Products & Paper -- 0.16%
   Kimberly-Clark de Mexico SA ...................         84,500        298,578

Netherlands -- 2.47%
Computers -- 0.43%
   Getronics NV ..................................         15,468        802,791

Electronics -- 0.18%
   Philips Electronics NV ........................          3,900        328,078

Household Products -- 0.11%
   Hagemeyer NV ..................................          4,900        212,126

Media -- 1.75%
   Elsevier NV ...................................         20,300        306,585
   Verenigde Nederlandse
   Uitgeversbedrijven ............................         56,700      2,061,311


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Netherlands (continued)
Media (continued)
   Wolters Kluwer NV .............................          6,200    $   851,575
                                                                     -----------
                                                                       3,219,471
                                                                     -----------

    Total Netherlands ............................                     4,562,466

Norway -- 0.20%
Media -- 0.20%
   Schibsted ASA .................................         21,900        368,595

Portugal -- 0.80%
Telecommunications -- 0.80%
   Telecel-Comunicacoes Pessoais SA ..............                     1,474,756

Switzerland -- 0.45%
Pharmaceuticals -- 0.45%
   Novartis ......................................            498        830,055

United Kingdom -- 2.75%
Commercial Services -- 1.08%
   Granada Group Plc .............................         52,400        964,165
   Rentokil Initial Plc ..........................        143,100      1,029,806
                                                                     -----------
                                                                       1,993,971

Holding Companies - Diversified -- 0.76%
   Tomkins Plc ...................................        258,000      1,401,120

Pharmaceuticals -- 0.39%
   Zeneca Group Plc (a) ..........................         17,000        730,060

Telecommunications -- 0.52%
   Vodafone Group Plc ............................         76,000        965,053
                                                                     -----------

    Total United Kingdom .........................                     5,090,204

United States -- 83.85%
Advertising -- 0.84%
   Omnicom Group Inc. ............................         31,200      1,556,100

Aerospace & Defense -- 1.99%
   AlliedSignal Inc. .............................         64,000      2,840,000
   Raytheon Co. "B" ..............................         13,500        798,187
   United Technologies Corp. .....................            500         46,250
                                                                     -----------
                                                                       3,684,437

Apparel -- 0.13%
   Nike Inc. .....................................          5,000        243,437

Banks -- 6.56%
   Banc One Corp. ................................         16,000        893,000
   Citicorp ......................................         10,200      1,522,350
   First Union Corp. .............................         25,600      1,491,200
   Mellon Bank Corp. .............................         11,300        786,763
   NationsBank Corp ..............................         24,449      1,870,349




                     See notes to the financial statements.

                   T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

United States (continued)
Banks (continued)
   Northern Trust Corp. ..........................          7,900    $   602,375
   Norwest Corp. .................................         60,800      2,272,400
   Toronto-Dominion Bank .........................         29,600      1,341,250
   Wells Fargo & Co. .............................          3,700      1,365,300
                                                                     -----------
                                                                      12,144,987

Beverages -- 1.39%
   Coca-Cola Co. .................................          9,100        778,050
   PepsiCo Inc. ..................................         43,700      1,799,893
                                                                     -----------
                                                                       2,577,943

Biotechnology -- 1.82%
   Biogen Inc. (a) ...............................         23,100      1,131,900
   Genentech Inc. (a) ............................         20,300      1,377,863
   Pioneer Hi-Bred International
      Inc ........................................         20,700        856,463
                                                                     -----------
                                                                       3,366,226

Building Materials -- 0.86%
   Masco Corp. ...................................         26,200      1,585,100

Commercial Services -- 0.89%
   Cendant Corp. (a) .............................         30,000        626,250
   H&R Block Inc. ................................         11,300        476,013
   Service Corp. International ...................         12,500        535,938
                                                                     -----------
                                                                       1,638,201

Computers -- 2.35%
   Ascend Communications Inc. (a) ................         11,100        550,143
   Cisco Systems Inc. (a) ........................         12,600      1,159,988
   Dell Computer Corp. (a) .......................          6,300        584,719
   EMC Corp.  (a) ................................         28,000      1,254,750
   Hewlett-Packard Co. ...........................         13,300        796,338
                                                                     -----------
                                                                       4,345,938

Cosmetics & Personal Care -- 1.47%
   Gillette Co. ..................................         13,800        782,287
   Kimberly-Clark Corp. ..........................         25,100      1,151,463
   Procter & Gamble Co. ..........................          8,700        792,244
                                                                     -----------
                                                                       2,725,994

Diversified Financial Services -- 4.48%
   Federal Home Loan Mortgage Corp. ..............        102,600      4,828,613
   Federal National Mortgage
   Association ...................................         40,200      2,442,150
   Green Tree Financial Corp. ....................          9,700        415,281
   SLM Holding Corp. .............................         12,450        610,050
                                                                     -----------
                                                                       8,296,094

Electronics -- 1.88%
   Analog Devices Inc. (a) .......................         55,600      1,365,675
   Honeywell Inc. ................................          3,200        267,400
   Linear Technology Corp. .......................          9,200        554,875
   Teleflex Inc. .................................         32,500      1,235,000
   Teradyne Inc. (a) .............................          2,000         53,500
                                                                     -----------
                                                                       3,476,450


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

United States (continued)
Entertainment -- 0.20%
   Mirage Resorts Inc. (a) .......................         17,100    $   364,443

Environmental Control -- 1.20%
   USA Waste Services Inc. (a) ...................         45,100      2,226,812

Food -- 2.06%
   Bestfoods .....................................         10,400        603,850
   Safeway Inc. (a) ..............................         50,200      2,042,513
   Sara Lee Corp. ................................         20,900      1,169,093
                                                                     -----------
                                                                       3,815,456

Health Care -- 3.68%
   Guidant Corp. .................................          7,300        520,581
   HEALTHSOUTH Corp. (a) .........................         70,900      1,892,144
   Johnson & Johnson .............................         20,200      1,489,750
   Tenet Healthcare Corp. (a) ....................         34,700      1,084,375
   United HealthCare Corp. .......................         28,600      1,816,100
                                                                     -----------
                                                                       6,802,950

Holding Companies - Diversified -- 0.93%
   Berkshire Hathaway Inc. (a) ...................             22      1,722,709

Household Products -- 0.32%
   Unilever NV - NYS .............................          7,000        599,924

Insurance -- 5.75%
   Ace Ltd. ......................................         56,900      2,219,100
   Aetna Inc. ....................................          3,900        296,888
   EXEL Ltd. .....................................         10,600        824,813
   Mutual Risk Management Ltd. ...................         35,000      1,275,313
   PartnerRe Ltd. ................................         14,700        749,700
   Travelers Group Inc. ..........................         35,250      2,137,031
   Travelers Property Casualty
   Corp ..........................................         25,500      1,093,313
   UNUM Corp. ....................................         36,900      2,047,950
                                                                     -----------
                                                                      10,644,108

Leisure Time -- 1.53%
   Carnival Corp. ................................         33,000      1,307,625
   Hasbro Inc. ...................................         25,100        986,744
   Mattel Inc. ...................................         12,900        545,831
                                                                     -----------
                                                                       2,840,200

Lodging -- 0.54%
   Hilton Hotels Corp. ...........................         34,800        991,800

Manufacturing -- 6.12%
   Danaher Corp. .................................         90,500      3,320,219
   General Electric Co. ..........................         54,900      4,995,900
   Tyco International Ltd. .......................         47,862      3,015,306
                                                                     -----------
                                                                      11,331,425

Media -- 3.13%
   CBS Corp. .....................................         44,700      1,419,225
   Cox Communications Inc. (a) ...................         13,900        673,281

                     See notes to the financial statements.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

United States (continued)
Media (continued)
   Tribune Co. ...................................         29,700     $2,043,731
   TV Azteca SA - ADR ............................         19,900        215,168
   Walt Disney Co. ...............................         13,800      1,449,862
                                                                     -----------
                                                                       5,801,267

Metals & Mining -- 0.59%
   Barrick Gold Corp. ............................         13,400        257,113
   Newmont Mining Corp. ..........................         35,500        838,688
                                                                     -----------
                                                                       1,095,801

Oil & Gas Producers -- 3.66%
   Chevron Corp. .................................         10,000        830,625
   Halliburton Co. ...............................         27,300      1,216,556
   Mobil Corp. ...................................         21,800      1,670,424
   Royal Dutch Petroleum Co. - NYS ...............         45,000      2,466,563
   Western Atlas Inc. (a) ........................          6,900        585,637
                                                                     -----------
                                                                       6,769,805

Pharmaceuticals -- 6.43%
   American Home Products Corp. ..................         32,000      1,656,000
   Bristol-Myers Squibb Co. ......................         26,900      3,091,818
   Eli Lilly & Co. ...............................         13,500        891,844
   Merck & Co. Inc. ..............................         16,900      2,260,375
   Pfizer Inc. ...................................         20,000      2,173,750
   Warner-Lambert Co. ............................         26,300      1,824,563
                                                                     -----------
                                                                      11,898,350

Real Estate -- 2.05%
   Crescent Real Estate Equities
      Co .........................................         39,200      1,318,100
   Security Capital U.S. Realty (a) ..............         74,500        990,850
   Starwood Hotels & Resorts .....................         30,800      1,488,024
                                                                     -----------
                                                                       3,796,974

Retail -- 4.47%
AutoZone Inc. (a) ................................         37,300      1,191,268
Circuit City Stores ..............................          7,900        370,313
CVS Corp. ........................................         29,872      1,163,141
Home Depot Inc. ..................................         18,450      1,532,503
Kohl's Corp. (a) .................................          7,200        373,500
McDonald's Corp. .................................          9,500        655,500
Rite Aid Corp. ...................................         15,200        570,950
TAG Heuer International SA - ADR .................         64,500        604,688
Wal-Mart Stores Inc. .............................         29,700      1,804,275
                                                                     -----------
                                                                       8,266,138

Semiconductors -- 1.62%
   Intel Corp. ...................................         21,400      1,586,275
   Maxim Integrated Products Inc.
   (a) ...........................................         37,800      1,197,787
   Xilinx Inc. ...................................          6,100        207,400
                                                                     -----------
                                                                       2,991,462


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

United States (continued)
Software -- 8.42%
   Adobe Systems Inc. ............................         15,600    $   662,025
   America Online Inc. ...........................          5,800        614,800
   Automatic Data Processing Inc. ................         15,700      1,144,138
   BMC Software Inc. (a) .........................         44,700      2,321,606
   Cadence Design Systems Inc. ...................         31,300        978,125
   First Data Corp. ..............................         51,002      1,699,004
   Microsoft Corp. (a) ...........................         28,500      3,088,688
   Network Associates Inc. (a) ...................         22,950      1,098,731
   Oracle Corp. (a) ..............................         47,425      1,164,877
   Parametric Technology Corp. (a) ...............         63,800      1,730,575
   Sterling Commerce Inc. (a) ....................         22,000      1,067,000
                                                                     -----------
                                                                      15,569,569

Telecommunications -- 5.28%
   AirTouch Communications Inc.
   (a) ...........................................         24,900      1,455,094
   AT&T Corp. ....................................         10,700        611,238
   CIENA Corp. (a) ...............................          6,000        417,750
   MCI Communications Corp. ......................         23,300      1,354,313
   Nokia Corp. - ADR .............................          2,000        145,125
   Telecomunicacoes Brasileiras SA
      - ADR ......................................         11,600      1,266,575
   Tellabs Inc. (a) ..............................         17,800      1,274,925
   Vodafone Group Plc - ADR ......................          8,100      1,021,106
   WorldCom Inc. (a) .............................         46,000      2,228,125
                                                                     -----------
                                                                       9,774,251

Tobacco -- 1.21%
   Philip Morris Cos. Inc. .......................         56,900      2,240,438
                                                                     -----------

    Total United States ..........................                   155,184,789
                                                                     -----------

     Total Common Stocks
       (cost $139,821,330) .......................                   173,721,484
                                                                     -----------

                                                        Principal
                                                           Amount
                                                           ------
Short Term Investments -- 6.13%

Diversified Financial Services -- 4.58%
   Asset Securitization Co-Op
      Corp., 5.50%, 07/07/1998 ...................    $ 2,165,000      2,163,015
   Ciesco LP, 5.51%, 07/22/1998 ..................      3,395,000      3,384,088
   FINOVA Capital Corp., 5.54%,
      07/07/1998 .................................        630,000        629,418
   Island Finance Puerto Rico Inc.,
      5.53%, 08/11/1998 ..........................        275,000        273,268
   Paribas Finance Inc., 5.53%,
      09/01/1998 .................................        350,000        346,667
   UBS Finance Inc., 6.00%,
      07/02/1998 .................................      1,683,000      1,682,720
                                                                     -----------
                                                                       8,479,176

Food -- 0.92%
   Kellogg Co., 5.51%, 07/24/1998 ...............       1,710,000      1,703,980


                     See notes to the financial statements.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Short Term Investments (continued)

Manufacturing -- 0.63%
   General Electric Capital Corp.,
   5.56%, 07/23/1998 .............................    $ 1,169,000    $ 1,165,029

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35%
   (b) ...........................................             26             26
                                                                     -----------


     Total Short Term Investments
       (cost $11,348,211) ........................                    11,348,211
                                                                     -----------

Total Investments -- 100%
   (cost $151,169,541) ...........................                  $185,069,695
                                                                    ============

-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks -- 95.54%

Argentina -- 0.13%
Oil & Gas Producers -- 0.13%
Perez Companc SA .................................         22,563    $   113,282

Australia -- 2.18%
Banks -- 0.47%
Commonwealth Bank Of Australia ...................         14,173        165,751
National Australia Bank Ltd. .....................          7,242         95,754
Westpac Banking Corp. Ltd. .......................         25,000        152,860
                                                                     -----------
                                                                         414,365

Beverages -- 0.06%
Foster's Brewing Group Ltd. ......................         21,000         49,536

Commercial Services -- 0.13%
Brambles Industries Ltd. .........................          6,000        118,029

Diversified Financial Services -- 0.26%
Colonial Ltd. ....................................         26,000         78,761
Lend Lease Corp. Ltd. ............................          7,514        152,290
                                                                     -----------
                                                                         231,051

Food -- 0.08%
Goodman Fielder Ltd. .............................         48,000         70,021

Holding Companies-Diversified -- 0.16%
Broken Hill Proprietary Company Ltd. .............         16,458        139,451

Insurance -- 0.12%
AMP Ltd. (a) .....................................          9,000        105,590

Leisure Time -- 0.11%
Tabcorp Holdings Ltd. ............................         18,000         92,181

Media -- 0.40%
John Fairfax Holdings Ltd. .......................         46,000         80,152
News Corp. Ltd. ..................................         23,383        191,308
Publishing & Broadcasting Ltd. ...................         18,000         77,656
                                                                     -----------
                                                                         349,116

Oil & Gas Producers -- 0.25%
Australian Gas Light Co. Ltd. ....................         20,570        128,966
Woodside Petroleum Ltd. ..........................         18,000         90,058
                                                                     -----------
                                                                         219,024

Telecommunications -- 0.14%
Telstra Corp. Ltd. ...............................         47,815        122,880

                                                                     -----------
Total Australia ..................................                     1,911,244

Belgium -- 2.22%
Banks -- 2.02%
Dexia Belgium ....................................            545         82,065
Generale de Banque SA ............................             26              1
Generale de Banque SA ............................            566        420,429
KBC Bancassurance Holding ........................         14,150      1,266,994
                                                                     -----------
                                                                       1,769,489

                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Belgium (continued)
Pharmaceuticals -- 0.20%
UCB SA ...........................................             33    $   171,300
                                                                     -----------

Total Belgium ....................................                     1,940,789

Brazil -- 0.04%
Electric -- 0.04%
Centrais Electricas Brasileiras SA ...............      1,093,300         32,140
Centrais Geradoras do Sul do Brasil SA ...........      1,093,300          1,494
                                                                     -----------
                                                                          33,634

Canada -- 0.28%
Banks -- 0.13%
Royal Bank of Canada .............................          1,850        112,077

Metals & Mining -- 0.15%
Alcan Aluminum Ltd. ..............................          4,960        135,161
                                                                     -----------

Total Canada .....................................                       247,238

Czech Republic -- 0.01%
Telecommunications -- 0.01%
SPT Telecom AS (a) ...............................          1,300         17,995

Denmark -- 0.29%
Banks -- 0.27%
Den Danske Bank ..................................          1,130        135,709
Unidanmark A/S ...................................          1,130        101,658
                                                                     -----------
                                                                         237,367

Telecommunications -- 0.02%
Tele Danmark A/S (a) .............................            200         19,215
                                                                     -----------

Total Denmark ....................................                       256,582

Finland -- 0.46%
Telecommunications -- 0.46%
Nokia Oyj "A" ....................................          5,240        399,005

France -- 10.57%
Banks -- 0.87%
Credit Commercial de France ......................          3,294        277,329
Dexia France .....................................            434         58,434
Dexia France .....................................            244         32,852
Dexia France .....................................            160         21,543
Societe Generale .................................          1,770        368,012
                                                                     -----------
                                                                         758,170

Building Materials -- 0.81%
Compagnie de Saint Gobain ........................          2,440        452,428
Lafarge SA .......................................          1,375        142,146
Lapeyre SA .......................................          1,290        120,130
                                                                     -----------
                                                                         714,704

Commercial Services -- 1.36%
Vivendi ..........................................          5,560      1,187,284

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)

                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

France (continued)
Cosmetics & Personal Care -- 0.17%
L'OREAL ..........................................            262    $   145,741

Electrical Components & Equipment -- 0 18%
Legrand SA .......................................            599        158,526

Engineering & Construction -- 0.05%
Groupe GTM .......................................            410         42,589

Entertainment -- 0.08%
Pathe SA .........................................            370         72,522

Food -- 1.35%
Carrefour Supermarche ............................            433        273,951
Groupe Danone ....................................          1,430        394,298
Sodexho Alliance SA ..............................          2,700        510,462
                                                                     -----------
                                                                       1,178,711

Hand & Machine Tools -- 0.64%
Schneider SA .....................................          6,976        556,284

Insurance -- 0.52%
AXA-UAP ..........................................          4,011        451,144

Lodging -- 0.13%
Accor SA .........................................            405        113,347

Media -- 0.45%
Canal Plus .......................................            750        140,182
Societe Television Francaise 1 ...................          1,660        257,277
                                                                     -----------
                                                                         397,459

Oil & Gas Producers -- 1.54%
Elf Aquitaine SA .................................          2,450        344,460
Primagaz Cie .....................................            755         66,312
Total SA .........................................          7,237        940,881
                                                                     -----------
                                                                       1,351,653
Pharmaceuticals -- 0.52%
Sanofi SA ........................................          3,879        456,187

Retail -- 1.13%
Pinault-Printemps-Redoute SA .....................          1,180        987,611

Semiconductors -- 0.09%
ST Microelectronics NV (a) .......................          1,100         77,965

Telecommunications -- 0.68%
Alcatel Alsthom SA ...............................          2,930        596,594
                                                                     -----------

Total France .....................................                     9,246,491

Germany -- 7.01%
Auto Manufacturers -- 0.17%
Volkswagen AG ....................................            150        144,971



                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Germany (continued)
Banks -- 1.98%
Bayerische Hypotheken-und Wechsel-
   Bank AG .......................................          6,268    $   397,604
Bayerische Vereinsbank ...........................          4,308        365,480
Commerzbank AG ...................................          2,210         84,187
Deutsche Bank AG .................................          6,710        567,770
Dresdner Bank AG .................................          5,910        319,513
                                                                     -----------
                                                                       1,734,554

Chemicals -- 0.58%
Bayer AG .........................................          7,437        385,159
Hoechst AG .......................................          2,440        122,782
                                                                     -----------
                                                                         507,941

Engineering & Construction -- 0.08%
Bilfinger & Berger AG ............................          2,000         68,591

Health Care -- 0.14%
Rhoen-Klinikum AG ................................          1,230        121,742

Insurance -- 0.54%
Allianz AG .......................................          1,420        473,609

Machinery -- 0.73%
Mannesmann AG ....................................          6,220        639,779

Manufacturing -- 0.95%
Buderus AG .......................................             78         38,930
Siemens AG .......................................          2,664        162,710
VEBA AG ..........................................          9,375        630,822
                                                                     -----------
                                                                         832,462

Pharmaceuticals -- 0.64%
Gehe AG ..........................................         10,394        557,609

Retail -- 0.01%
Hornbach Baumarkt AG .............................            200          9,837

Software -- 0.84%
SAP AG ...........................................          1,210        734,675

Telecommunications -- 0.35%
Deutsche Telekom AG ..............................         11,210        307,064
                                                                     -----------

Total Germany ....................................                     6,132,834

Hong Kong -- 1.13%
Banks -- 0.10%
Hang Seng Bank Ltd. ..............................         15,000         84,796

Electric -- 0.22%
CLP Holdings Ltd. ................................         43,000        195,909

Holding Companies - Diversified -- 0.39%
Hutchison Whampoa Ltd. ...........................         64,000        337,842


                       See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Hong Kong (continued)
Oil & Gas Producers -- 0.11%
Hong Kong & China Gas Co. Ltd. ...................         84,500    $    95,973

Real Estate -- 0.15%
Henderson Land Development Co. Ltd. ..............         40,000        131,905

Telecommunications -- 0.16%
Hong Kong Telecommunications Ltd. ................         75,200        141,218
                                                                     -----------

Total Hong Kong ..................................                       987,643

Italy -- 5.00%
Banks -- 1.26%
Banca Commerciale Italiana .......................         14,000         83,760
Banca di Roma (a) ................................        207,000        431,067
Credito Italiano SpA .............................        111,833        585,680
                                                                     -----------
                                                                       1,100,507

Diversified Financial Services -- 0.33%
Istituto Mobiliare Italiano SpA ..................         18,040        284,294

Food -- 0.03%
La Rinascente SpA ................................          3,000         29,886

Insurance -- 0.86%
Assicurazioni Generali ...........................          9,600        312,301
Istituto Nazionale delle Assicurazioni ...........         64,000        181,905
Mediolanum SpA ...................................          8,108        257,375
                                                                     -----------
                                                                         751,581

Oil & Gas Producers -- 0.67%
ENI SpA ..........................................         83,263        545,948
Italgas SpA ......................................         10,000         40,749
                                                                     -----------
                                                                         586,697

Telecommunications -- 1.85%
Telecom Italia Mobile SpA ........................        119,601        731,708
Telecom Italia SpA ...............................        120,877        890,208
                                                                     -----------
                                                                       1,621,916
                                                                     -----------

Total Italy ......................................                     4,374,881

Japan -- 15.03%
Auto Manufacturers -- 0.08%
Honda Motor Co. Ltd. .............................          2,000         71,454

Auto Parts & Equipment -- 0.65%
Denso Corp. ......................................         34,000        565,560

Building Materials -- 0.05%
Inax Corp. .......................................          5,000         17,248
National House Industrial Co. Ltd. ...............          3,000         23,064
                                                                     -----------
                                                                          40,312

Chemicals -- 0.57%
Sekisui Chemical Co. Ltd. ........................         30,000        154,046


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Japan (continued)
Chemicals (continued)
Shin-Etsu Chemical Co. Ltd. ......................         20,000    $   347,147
                                                                     -----------
                                                                         501,193
Computers -- 0.77%
Fujitsu Ltd. .....................................          8,000         84,472
TDK Corp. ........................................          8,000        593,043
                                                                     -----------
                                                                         677,515

Cosmetics & Personal Care -- 0.44%
Kao Corp. ........................................         15,000        232,154
Shiseido Co. Ltd. ................................         13,000        148,174
                                                                     -----------
                                                                         380,328

Distribution & Wholesale -- 0.38%
Mitsubishi Corp. .................................         21,000        130,614
Sumitomo Corp. ...................................         42,000        202,604
                                                                     -----------
                                                                         333,218

Diversified Financial Services -- 0.49%
Nomura Securities Co. Ltd. .......................         37,000        432,162

Electrical Components & Equipment -- 0 96%
Hitachi Ltd. .....................................         36,000        235,626
Sharp Corp. ......................................          7,000         56,903
Sumitomo Electric Industries .....................         54,000        547,928
                                                                     -----------
                                                                         840,457

Electronics -- 1.95%
Advantest Corp. ..................................          1,310         70,678
Alps Electric Co. Ltd. ...........................         11,000        131,265
Dainippon Screen Manufacturing Co. Ltd. ..........         18,000         73,942
Fanuc Ltd. .......................................          4,200        145,802
Kyocera Corp. ....................................          8,000        392,276
Murata Manufacturing Co. Ltd. ....................         11,000        357,995
NEC Corp. ........................................         57,000        533,022
                                                                     -----------
                                                                       1,704,980

Engineering & Construction -- 0.01%
Yurtec Corp. .....................................          2,100         12,575

Forest Products & Paper -- 0.07%
Sumitomo Forestry Co. Ltd. .......................         11,000         61,973

Hand & Machine Tools -- 0.21%
Makita Corp. .....................................         16,000        185,029

Home Builders -- 0.35%
Daiwa House Industry Co. Ltd. ....................         19,000        168,330
Sekisui House Ltd. ...............................         18,000        139,944
                                                                     -----------
                                                                         308,274

Home Furnishings -- 1.64%
Matsushita Electric Industrial Co. Ltd. ..........         35,000        564,476
Pioneer Electronic Corp. .........................          7,000        134,158
Sony Corp. .......................................          8,500        734,613
                                                                     -----------
                                                                       1,433,247

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Japan (continued)
Household  Products -- 0.02%
Sangetsu Co. Ltd. ................................          1,000    $    12,946

Insurance -- 0.12%
Tokio Marine & Fire Insurance Co. Ltd. ...........         10,000        103,132

Iron & Steel -- 0.04%
Tokyo Steel Manufacturing Co. Ltd. ...............          6,000         30,983

Leisure Time -- 0.04%
Sega Enterprises Ltd. ............................          2,000         34,642

Machinery -- 0.38%
Amada Co. Ltd. ...................................         16,000         78,109
Daifuku Co. Ltd. .................................          2,000          7,478
Komatsu Ltd. .....................................         20,000         97,490
Komori Corp. .....................................          8,000        152,455
                                                                     -----------
                                                                         335,532

Manufacturing -- 0.44%
Mitsubishi Heavy Industries Ltd. .................        101,000        382,758

Media -- 0.23%
Toppan Printing Co. Ltd. .........................         19,000        203,920

Office & Business Equipment -- 0.91%
Canon Inc. .......................................         35,000        797,353

Office Furnishings -- 0.17%
Kokuyo Co. Ltd. ..................................          9,000        152,962

Pharmaceuticals -- 0.87%
Daiichi Pharmaceutical Co. Ltd. ..................         16,000        211,760
Sankyo Co. Ltd. ..................................         24,000        548,492
                                                                     -----------
                                                                         760,252

Real Estate -- 0.52%
Mitsui Fudosan Co. Ltd. ..........................         57,000        451,812

Retail -- 1.50%
Citizen Watch Co. Ltd. ...........................         13,000        107,651
Ito-Yokado Co. Ltd. ..............................          9,000        425,038
Marui Co. Ltd. ...................................         27,000        404,209
Seven - Eleven Japan Co. Ltd. ....................          3,000        179,215
Uny Co. Ltd. .....................................         12,000        195,270
                                                                     -----------
                                                                       1,311,383

Semiconductors -- 0.19%
Tokyo Electron Ltd. ..............................          5,300        162,906

Shipbuilding -- 0.04%
Hitachi Zosen Corp. ..............................         24,000         38,880

Telecommunications -- 0.45%
DDI Corp. ........................................             36        125,754
Nippon Telegraph & Telephone Corp. ...............             32        266,146
                                                                     -----------
                                                                         391,900


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Japan (continued)
Textiles -- 0.20%
Kuraray Co. Ltd. .................................         21,000    $   179,063

Transportation -- 0.29%
East Japan Railway Co. ...........................             54        254,632
                                                                     -----------

Total Japan ......................................                    13,153,333

Mexico -- 0.53%
Beverages -- 0.09%
Grupo Modelo SA "C" ..............................          8,844         75,098

Building Materials -- 0.07%
Cemex SA .........................................            388          1,455
Cemex SA "B" .....................................         12,950         56,928
                                                                     -----------
                                                                          58,383

Diversified Financial Services -- 0.06%
Grupo Financiero Banamex Accival SA
   "B" ...........................................         27,288         53,146
Grupo Financiero Banamex Accival SA
   "C" ...........................................            465            766
                                                                     -----------
                                                                          53,912

Food -- 0.09%
Gruma SA .........................................         18,058         39,350
Grupo Industrial Maseca SA .......................         54,800         39,885
                                                                     -----------
                                                                          79,235

Forest Products & Paper -- 0.11%
Kimberly-Clark de Mexico SA ......................         28,211         99,683

Holding Companies - Diversified -- 0.11%
Fomento Economico Mexicano SA ....................          3,126         97,410
                                                                     -----------

Total Mexico .....................................                       463,721

Netherlands -- 11.20%
Banks -- 2.33%
ABN Amro Holding NV ..............................         18,270        427,821
ING Groep NV .....................................         24,610      1,612,619
                                                                     -----------
                                                                       2,040,440

Chemicals -- 0.12%
Akzo Nobel NV ....................................            458        101,885

Electronics -- 0.45%
Philips Electronics NV ...........................          4,680        393,693

Entertainment -- 0.48%
PolyGram NV ......................................          8,307        424,187

Food -- 0.81%
CSM NV ...........................................          7,206        346,342
Koninklijke Ahold NV .............................          6,392        205,336
Koninklijke Numico NV ............................          5,150        161,385
                                                                     -----------
                                                                         713,063

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Netherlands (continued)
Household Products -- 1.12%
Unilever NV ......................................         12,350    $   980,588

Insurance -- 0.55%
Fortis Amev NV ...................................          8,235        482,493

Media -- 2.68%
Elsevier NV ......................................         44,349        669,789
Wolters Kluwer NV ................................         12,171      1,671,698
                                                                     -----------
                                                                       2,341,487

Oil & Gas Producers -- 2.12%
Royal Dutch Petroleum Co. ........................         33,360      1,851,191

Semiconductors -- 0.33%
ASM Lithography Holding NV (a) ...................          9,810        290,524

Telecommunications -- 0.13%
Royal PTT Nederland NV ...........................          2,887        111,205

Transportation -- 0.08%
TNT Post Group NV (a) ............................          2,887         73,853
                                                                     -----------

Total Netherlands ................................                     9,804,609

New Zealand -- 0.20%
Building Materials -- 0.02%
Fletcher Challenge Building ......................         16,796         20,975

Oil & Gas Producers -- 0.05%
Fletcher Challenge Energy ........................         17,224         41,228

Telecommunications -- 0.13%
Telecom Corp. of New Zealand Ltd. ................         23,000         95,026
Telecom Corp. of New Zealand Ltd. ................          8,000         17,151
                                                                     -----------
                                                                         112,177
                                                                     -----------

Total New Zealand ................................                       174,380

Norway -- 1.68%
Food -- 0.96%
Orkla ASA (a) ....................................         35,920        836,548

Manufacturing -- 0.69%
Norsk Hydro ASA ..................................         13,700        603,268

Oil & Gas Producers -- 0.02%
Saga Petroleum ASA ...............................          1,190         16,846

Transportation -- 0.01%
Bergesen d.y. ASA ................................            650         12,382
                                                                     -----------

Total Norway .....................................                     1,469,044

Portugal -- 0.46%
Retail -- 0.46%
Jeronimo Martins SA ..............................          8,346        401,205


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Singapore -- 0.15%
Media -- 0.08%
Singapore Press Holdings Ltd. ....................         10,374    $    69,573

Telecommunications -- 0.07%
Singapore Telecommunications Ltd. ................         41,000         58,398
                                                                     -----------

Total Singapore ..................................                       127,971

South Korea -- 0.06%
Electrical Components & Equipment -- 0 06%
Samsung Electronics ..............................          1,761         53,869

Spain -- 3.05%
Banks -- 1.36%
Banco Bilbao Vizcaya SA ..........................          4,090        209,901
Banco Popular Espanol SA .........................          2,468        210,508
Banco Santander SA ...............................         22,942        587,201
Corporacion Bancaria de Espana SA ................          8,060        180,805
                                                                     -----------
                                                                       1,188,415

Electric -- 0.61%
Endesa SA ........................................         14,158        309,750
Iberdrola SA .....................................         13,608        220,958
                                                                     -----------
                                                                         530,708

Oil & Gas Producers -- 0.41%
Gas Natural SDG SA ...............................          2,082        150,431
Repsol SA ........................................          3,792        208,949
                                                                     -----------
                                                                         359,380

Telecommunications -- 0.67%
Telefonica SA ....................................         12,710        587,636
                                                                     -----------

Total Spain ......................................                     2,666,139

Sweden -- 3.69%
Banks -- 0.63%
Nordbanken Holding AB ............................         75,781        555,816

Distribution & Wholesale -- 0.01%
Scribona AB ......................................            750          9,027

Engineering & Construction -- 0.22%
ABB AB "A" .......................................         13,880        196,645

Hand & Machine Tools -- 0.28%
Sandvik AB "A" ...................................          2,090         57,779
Sandvik AB "B" ...................................          6,830        187,534
                                                                     -----------
                                                                         245,313

Home Furnishings -- 0.50%
Electrolux AB "B" ................................         25,800        443,155

Household Products -- 0.06%
Esselte AB .......................................          2,310         53,579


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Sweden (continued)
Machinery -- 0.27%
Atlas Copco AB ...................................          8,820    $   240,516

Metals & Mining -- 0.04%
Granges AB .......................................          1,990         36,427

Pharmaceuticals -- 0.88%
Astra AB "B" .....................................         38,633        770,141

Retail -- 0.77%
Hennes & Mauritz AB "B" ..........................         10,660        680,283
                                                                     -----------

Total Sweden .....................................                     3,230,902

Switzerland -- 6.87%
Banks -- 1.84%
Credit Suisse Group ..............................          2,290        510,385
Schweizerischer Bankverein .......................          1,550        577,296
Union Bank of Switzerland ........................          1,400        521,429
                                                                     -----------
                                                                       1,609,110

Commercial Services -- 0.64%
Adecco SA (a) ....................................          1,243        561,455

Engineering & Construction -- 0.45%
ABB AG ...........................................            267        394,955

Food -- 1.81%
Nestle SA ........................................            740      1,586,238

Pharmaceuticals -- 2.13%
Novartis .........................................            643      1,071,738
Roche Holding AG .................................             80        786,898
                                                                     -----------
                                                                       1,858,636
                                                                     -----------

Total Switzerland ................................                     6,010,394

Thailand -- 0.06%
Banks -- 0.06%
Thai Farmers Bank Public Co. Ltd. ................         64,000         56,493

United Kingdom -- 18.99%
Aerospace & Defense -- 0.10%
Rolls-Royce Plc ..................................         21,000         86,783

Auto Parts & Equipment -- 0.15%
GKN Plc ..........................................         10,000        127,482

Banks -- 2.96%
Abbey National Plc ...............................         32,000        569,034
National Westminster Bank Plc ....................        113,000      2,020,721
                                                                     -----------
                                                                       2,589,755

Beverages -- 1.60%
Diageo Plc .......................................        118,368      1,403,237


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

United Kingdom (continued)
Building Materials -- 0.26%
Caradon Plc ......................................         69,800    $   214,443
Heywood Williams Group Plc .......................          3,000         13,024
                                                                     -----------
                                                                         227,467

Commercial Services -- 0.28%
Rank Group Plc ...................................         45,000        247,199

Electronics -- 0.19%
Electrocomponents Plc ............................         21,000        164,799

Engineering & Construction -- 0.05%
John Laing Plc ...................................          7,000         46,167

Entertainment -- 0.23%
Ladbroke Group Plc ...............................         37,000        203,253

Food -- 2.44%
ASDA Group Plc ...................................         98,000        336,670
Cadbury Schweppes Plc ............................         39,000        603,972
Compass Group Plc ................................         38,000        437,161
Safeway Plc ......................................         46,000        301,464
Tesco Plc ........................................         47,000        459,084
                                                                     -----------
                                                                       2,138,351

Forest Products & Paper -- 0.09%
David S. Smith Holdings Plc (a) ..................         25,000         80,563

Holding Companies - Diversified -- 0.79%
Tomkins Plc ......................................        128,000        695,129

Media -- 1.86%
Reed International Plc ...........................        104,000        941,177
United News & Media Plc ..........................         49,000        685,612
                                                                     -----------
                                                                       1,626,789
Metals & Mining -- 0.43%
Rio Tinto Plc ....................................         33,000        371,926

Oil & Gas Producers -- 1.92%
BG Plc ...........................................         27,352        158,245
British Petroleum Co. Plc ........................         24,000        350,236
Centrica Plc (a) .................................         14,000         23,668
Shell Transport & Trading Co. Plc ................        163,500      1,152,043
                                                                     -----------
                                                                       1,684,192

Pharmaceuticals -- 3.57%
Glaxo Wellcome Plc ...............................         48,000      1,441,819
SmithKline Beecham Plc ...........................        137,400      1,678,184
                                                                     -----------
                                                                       3,120,003

Retail -- 1.22%
Kingfisher Plc ...................................         66,000      1,063,432

Telecommunications -- 0.85%
Cable & Wireless Plc .............................         61,000        741,480
                                                                     -----------

Total United Kingdom .............................                    16,618,007

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)

                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

United States -- 4.25%
Apparel -- 0.14%
Gucci Group NV - NYS .............................          2,291    $   121,423

Banks -- 0.26%
Banco de Galicia y Buenos Aires - ADR ............          3,126         57,050
Banco Frances SA - ADR ...........................          2,147         49,246
Banco Latinoamericano de Exportaciones
   SA - ADR ......................................            477         14,667
Credicorp Ltd. ...................................          1,188         17,449
Uniao de Bancos Brasileiros SA - GDR .............          3,055         90,123
                                                                     -----------
                                                                         228,535

Beverages -- 0.24%
Compania Cervecerias Unidas SA - ADR .............          1,385         29,258
Panamerican Beverages Inc. .......................          5,840        183,595
                                                                     -----------
                                                                         212,853

Building Materials -- 0.17%
Cemex SA - ADR ...................................         20,410        152,177

Electric -- 0.49%
Centrais Electricas Brasileiras SA - ADR .........          5,000         72,410
Centrais Geradoras do Sul do Brasil SA -
   ADR ...........................................            500          3,563
Chilectra SA - ADR ...............................          2,330         49,946
Companhia Energetica de Minas Gerais -
   ADR ...........................................          3,176         98,295
Enersis SA - ADR .................................          1,978         48,337
Huaneng Power International Inc. - ADR (a) .......         11,400        153,188
                                                                     -----------
                                                                         425,739

Food -- 0.12%
Companhia Brasileira de Distribuicao
   Grupo Pao de Acucar - ADR .....................          3,390         76,699
Gruma SA - ADR (a) ...............................          3,106         27,375
Santa Isabel SA - ADR ............................            319          3,509
                                                                     -----------
                                                                         107,583

Home Furnishings -- 0.06%
Industrie Natuzzi SpA - ADR ......................          1,810         47,060

Media -- 0.22%
Grupo Televisa SA - GDR (a) ......................          3,831        144,141
TV Azteca SA - ADR ...............................          4,600         49,738
                                                                     -----------
                                                                         193,879

Oil & Gas Producers -- 0.47%
Gazprom - ADR ....................................          3,490         39,019
LUKoil Holding - ADR .............................            520         17,383
YPF SA - ADR .....................................         11,748        353,174
                                                                     -----------
                                                                         409,576

Retail -- 0.02%
Cifra SA - ADR ...................................          1,132         15,848

Software -- 0.10%
Baan Co. NV (a) ..................................          2,500         89,375


                                                           Shares   Market Value
                                                           ------   ------------
Common  Stocks (continued)

United States (continued)
Telecommunications -- 1.96%
Compania Anonima Nacional Telefonnos
   de Venezuela - ADR (a) ........................          2,324    $    58,100
Mahanagar Telephone Nigam Ltd. GDR ...............          8,000         81,200
Telecomunicacoes Brasileiras SA - ADR ............          9,422      1,028,764
Telefonica de Argentina SA - ADR .................          4,550        147,591
Telefonica del Peru SA - ADR .....................          1,717         35,091
Telefonos de Mexico SA - ADR .....................          7,615        365,996
                                                                     -----------
                                                                       1,716,742
                                                                     -----------

Total United States ..............................                     3,720,790
                                                                     -----------

Total Common Stocks
(cost $68,442,990) ...............................                    83,612,475
                                                                     -----------

Preferred Stocks -- 2.02%

Australia -- 0.21%
Leisure Time -- 0.05%
Sydney Harbour Casino Holdings Ltd. (a) ..........         70,200         40,962

Media -- 0.16%
News Corp. Ltd. ..................................         19,524        138,647
                                                                     -----------

Total Australia ..................................                       179,609

Brazil -- 1.15%
Banks -- 0.21%
Banco Bradesco SA ................................     13,040,953        108,811
Banco Itau SA ....................................        124,000         70,762
                                                                     -----------
                                                                         179,573

Beverages -- 0.09%
Compania Cervejaria Brahma .......................        128,894         80,242

Building Materials -- 0.01%
Companhia Cimento Portland Itau SA ...............         73,000         12,946

Electric -- 0.14%
Companhia Energetic de Minas Gerais ..............      4,052,633        126,147

Home Furnishings-- 0.01%
Brasmotor SA .....................................         82,150          7,528

Media -- 0.00%
Empresa Nacional de Comercio Redito e
   Participacoes SA ..............................         45,450            114

Oil & Gas Producers -- 0.31%
Petroleo Brasileiro SA ...........................      1,445,094        268,640

Telecommunications -- 0.38%
Telecomunicacoes de Minas Gerais SA ..............        366,959         25,542
Telecomunicacoes de Sao Paulo SA .................        852,141        200,408
Telecomunicacoes do Rio de Janeiro SA ............        165,546         12,453
Telemig Celular SA ...............................        366,959         11,105

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)


                                                           Shares   Market Value
                                                           ------   ------------
Preferred Stocks (continued)

Brazil (continued)
Telecommunications (continued)
Telerj Celular SA ................................        165,546    $     9,847
Telesp Celular SA ................................        852,141         70,732
                                                                     -----------
                                                                         330,087
                                                                     -----------

Total Brazil .....................................                     1,005,277

Germany -- 0.67%
Pharmaceuticals -- 0.09%
Fresenius AG .....................................            400         75,855


Retail -- 0.11%
Fielmann AG ......................................            336         11,747
Hornbach Holding AG ..............................            940         86,002
                                                                     -----------
                                                                          97,749

Software -- 0.47%
SAP AG - Vorzug ..................................            609        413,665
                                                                     -----------

Total Germany ....................................                       587,269
                                                                     -----------

Total Preferred Stocks
(cost $1,550,284) ................................                     1,772,155
                                                                     -----------

Warrants -- 0.15%

Germany -- 0.15%
Banks -- 0.15%
Dresdner Bank AG .................................          4,783        124,651
                                                                     -----------

Total Warrants
(cost $84,155) ...................................                       124,651
                                                                     -----------


                                                           Shares   Market Value
                                                           ------   ------------

Rights -- 0.00%

Australia -- 0.00%
Diversified Financial Services -- 0.00%
Colonial Ltd. ....................................          3,000    $       689

Brazil -- 0.00%
Telecommunications -- 0.00%
Telecomunicacoes de Sao Paulo SA .................         40,048            778
Telecomunicacoes do Rio de Janeiro SA ............          1,493              0
                                                                     -----------

Total Brazil .....................................                           778
                                                                     -----------

Total Rights
(cost $1,709) ....................................                         1,467
                                                                     -----------

                                                 Principal Amount
                                                 ----------------
Short Term Investments -- 2.29%

Money Market Fund -- 2.29%
SSgA Money Market Fund, 5.35% (b) ................    $ 2,007,614      2,007,614
                                                                     -----------

Total Short Term Investments
(cost $2,007,614) ................................                     2,007,614
                                                                     -----------

Total Investments -- 100%
(cost $72,086,752) ...............................                   $87,518,362
                                                                     ===========

                     See notes to the financial statements.

                       T. ROWE PRICE/MID-CAP GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks -- 93.74%

Advertising -- 2.80%
   ADVO Inc. (a) .................................         12,400    $   349,525
   Catalina Marketing Corp. (a) ..................         27,600      1,433,475
   Outdoor Systems Inc. (a) ......................        108,962      3,050,936
                                                                     -----------
                                                                       4,833,936
Aerospace & Defense -- 1.26%
   BE Aerospace Inc. (a) .........................         75,000      2,184,375

Apparel -- 2.31%
   Warnaco Group Inc. ............................         94,000      3,989,125

Biotechnology -- 2.69%
   Biogen Inc. (a) ...............................         62,000      3,038,000
   Centocor Inc. (a) .............................         44,500      1,613,125
                                                                     -----------
                                                                       4,651,125

Chemicals -- 0.80%
   Great Lakes Chemical Corp. ....................         35,000      1,380,313

Commercial Services -- 5.33%
   AccuStaff Inc. (a) ............................          5,100        159,375
   Cendant Corp. (a) .............................         24,000        501,000
   Corrections Corp. of America (a) ..............         51,000      1,198,500
   Interim Services Inc. (a) .....................         70,000      2,248,750
   NOVA Corp. ....................................         46,500      1,662,375
   Renaissance Worldwide Inc. (a) ................         69,800      1,518,150
   Romac International Inc. (a) ..................         29,700        902,138
   Sodexho Marriott Services Inc. ................         34,900      1,012,100
                                                                     -----------
                                                                       9,202,388

Computers -- 6.26%
   Affiliated Computer Services ..................         87,000      3,349,500
   Inc. (a)
   Anixter International Inc. (a) ................         44,000        838,750
   CheckFree Holdings Corp. (a) ..................         45,000      1,324,687
   DST Systems Inc. (a) ..........................         41,000      2,296,000
   Security Dynamics Technologies
   Inc. (a) ......................................         41,500        767,750
   SunGard Data Systems Inc. (a) .................         58,000      2,225,750
                                                                     -----------
                                                                      10,802,437

Diversified Financial Services -- 6.09%
   AMRESCO Inc. ..................................         54,000      1,572,750
   Capital One Financial Corp. ...................         26,900      3,340,643
   FINOVA Group Inc. .............................         35,000      1,981,875
   Franklin Resources Inc. .......................         32,000      1,728,000
   Heller Financial Inc. (a) .....................          8,000        240,000
   Waddell & Reed Financial Inc. .................         69,000      1,651,688
                                                                     -----------
                                                                      10,514,956

Electronics -- 3.39%
   Analog Devices Inc. (a) .......................         66,000      1,621,125
   Berg Electronics Corp. (a) ....................         73,000      1,428,063
   Microchip Technology Inc. (a) .................         42,000
                                                                       1,097,250
   Teleflex Inc. .................................         45,000      1,710,000
                                                                     -----------
                                                                       5,856,438

Entertainment -- 1.39%
   Premier Parks Inc. (a) ........................         36,000      2,398,500

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Environmental Control -- 0.89%
   USA Waste Services Inc. (a) ...................         31,000    $ 1,530,625

Food -- 3.23%
   Richfood Holdings Inc. ........................         24,800        513,050
   Suiza Foods Corp. (a) .........................         38,000      2,268,125
   U.S. Foodservice (a) ..........................         80,000      2,805,000
                                                                     -----------
                                                                       5,586,175

Health Care -- 5.31%
   Covance Inc. (a) ..............................         92,000      2,070,000
   Henry Schein Inc. (a) .........................         41,000      1,891,125
   Quorum Health Group Inc. (a) ..................         70,000      1,855,000
   Total Renal Care Holdings Inc. ................         55,000      1,897,500
   (a)
   United States Surgical Corp. ..................         32,000      1,460,000
                                                                     -----------
                                                                       9,173,625

Insurance -- 4.35%
   Ace Ltd. ......................................         43,000      1,677,000
   Fairfax Financial Holdings Ltd.
   (Canada) ......................................          5,100      1,940,811
   PartnerRe Ltd. ................................         41,000      2,091,000
   Protective Life Corp. .........................         49,000      1,797,688
                                                                     -----------
                                                                       7,506,499

Leisure Time -- 3.73%
   Galileo International Inc. ....................         74,000      3,334,625
   Royal Caribbean Cruises Ltd. ..................         39,000      3,100,500
                                                                     -----------
                                                                       6,435,125

Manufacturing -- 1.40%
   Danaher Corp. .................................         66,000      2,421,375

Media -- 3.83%
   Comcast Corp. .................................         46,000      1,867,312
   Cox Communications (a) ........................         35,000      1,695,313
   Jacor Communications Inc. .....................         28,300      1,669,700
   Univision Communications Inc.
   (a) ...........................................         37,200      1,385,700
                                                                     -----------
                                                                       6,618,025

Metals & Mining -- 1.18%
   Battle Mountain Gold Co. ......................        178,000      1,056,875
   Cambior Inc. ..................................         70,000        411,250
   TVX Gold Inc. .................................        188,000        575,750
                                                                     -----------
                                                                       2,043,875

Oil & Gas Producers -- 3.42%
   Camco International Inc. ......................         28,400      2,211,650
   Cooper Cameron Corp. (a) ......................         19,000        969,000
   Ocean Energy Inc. (a) .........................         71,500      1,398,719
   Smith International Inc. (a) ..................         38,000      1,322,875
                                                                     -----------
                                                                       5,902,244

Pharmaceuticals -- 7.54%
   Agouron Pharmaceuticals Inc. (a) ..............         19,000        575,938
   ALZA Corp. (a) ................................         42,000      1,816,500
   Dura Pharmaceuticals Inc. (a) .................         71,000      1,588,624
   Gilead Sciences Inc. (a) ......................         49,000      1,571,063


                     See notes to the financial statements.

                       T. ROWE PRICE/MID-CAP GROWTH SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Pharmaceuticals (continued)
   MedImmune Inc. (a) ............................         16,500     $1,029,188
   Omnicare Inc. .................................         49,000      1,868,124
   R.P. Scherer Corp. (a) ........................         13,800      1,223,025
   Sybron International Corp. (a) ................         71,000      1,792,750
   Teva Pharmaceutical Industries
   Ltd.- ADR .....................................         44,000      1,548,250
                                                                     -----------
                                                                      13,013,462

Real Estate -- 1.82%
   Indy Mac Mortgage Holdings Inc. ...............         61,000      1,387,750
   Security Capital Group Inc. (a) ...............         66,000      1,757,250
                                                                     -----------
                                                                       3,145,000

Retail -- 12.77%
   AutoZone Inc. (a) .............................         70,000      2,235,624
   BJ's Wholesale Club Inc. (a) ..................         50,000      2,031,250
   Circuit City Stores ...........................         55,300      2,592,187
   Corporate Express Inc. (a) ....................        163,000      2,068,063
   Costco Cos. Inc. (a) ..........................         33,000      2,081,062
   Fred Meyer Inc. (a) ...........................         42,000      1,785,000
   General Nutrition Cos. Inc. (a) ...............         52,000      1,618,500
   Gymboree Corp. (a) ............................         46,000        697,188
   Kohl's Corp. (a) ..............................         34,000      1,763,750
   MSC Industrial Direct Co. .....................         59,600      1,698,600
   Outback Steakhouse Inc. (a) ...................         47,000      1,833,000
   ShopKo Stores Inc. ............................         48,500      1,649,000
                                                                     -----------
                                                                      22,053,224

Semiconductors -- 2.43%
   Maxim Integrated Products Inc.
   (a) ...........................................         50,000      1,584,375
   PMC - Sierra Inc. (a) .........................         28,000      1,312,500
   Xilinx Inc. (a) ...............................         38,000      1,292,000
                                                                     -----------
                                                                       4,188,875

Software -- 5.81%
   Acxiom Corp. (a) ..............................         16,400        408,975
   BMC Software Inc. (a) .........................         30,000      1,558,125
   Learning Co. Inc. (a) .........................         18,100        536,213
   National Data Corp. ...........................         44,000      1,925,000


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Software (continued)
   Network Associates Inc. (a) ...................         34,500    $ 1,651,687
   Sterling Commerce Inc. (a) ....................         41,000      1,988,500
   Synopsys Inc. (a) .............................         43,000      1,967,250
                                                                     -----------
                                                                      10,035,750

Telecommunications -- 3.71%
   Omnipoint Corp. (a) ...........................         79,000      1,812,062
   Paging Network Inc. (a) .......................        140,000      1,960,000
   Vanguard Cellular Systems Inc.
   (a) ...........................................         21,700        409,588
   Western Wireless Corp. (a) ....................        112,000      2,233,000
                                                                     -----------
                                                                       6,414,650
                                                                     -----------

     Total Common Stocks
       (cost $126,560,006) .......................                   161,882,122
                                                                     -----------

                                                        Principal
                                                           Amount
                                                           ------
Short Term Investments -- 6.26%

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35% (b ..............    $     1,476          1,476

U.S. Government Agencies -- 6.26%
   Federal Home Loan Bank Discount
      Note,
      5.49%, 07/06/1998 ..........................      9,763,000      9,755,555
   Federal Home Loan Mortgage Corp. ..............
      Discount Note, 5.40%,
      07/10/1998 .................................      1,051,000      1,049,581
                                                                     -----------
                                                                      10,805,136
                                                                     -----------

     Total Short Term Investments
       (cost $10,806,612) ........................                    10,806,612
                                                                     -----------

Total Investments -- 100%
   (cost $137,366,618) ...........................                  $172,688,734
                                                                    ============




-------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.

                      JNL/S&P CONSERVATIVE GROWTH SERIES I
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  JNL Global Equities Series .................     4,044      $    89,567
  JNL/Eagle Core Equity Series ...............    17,388          264,302
  JNL/Putnam Growth Series ...................     8,749          182,338
  JNL/Putnam Value Equity Series .............     9,515          173,465
  PPM America/JNL Money Market Series ........    87,012           87,013
  PPM America/JNL High Yield Bond Series .....    21,626          261,028
  Salomon Brothers/JNL Global Bond Series ....    30,449          347,122
  T. Rowe Price/JNL Established Growth Series      4,848           88,768
  T. Rowe Price/JNL Mid-Cap Growth Series ....    13,341          270,281
                                                           --------------

Total Investments -- 100%
  (cost $1,738,231) ..........................                $ 1,763,884
                                                           ==============



                        JNL/S&P MODERATE GROWTH SERIES I
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  JNL Global Equities Series .................     7,844      $   173,739
  JNL/Eagle Core Equity Series ...............    16,881          256,590
  JNL/Putnam Growth Series ...................    12,780          266,343
  JNL/Putnam Value Equity Series .............     9,197          167,659
  PPM America/JNL High Yield Bond Series .....     7,013           84,642
  Salomon Brothers/JNL Global Bond Series ....    29,641          337,911
  T. Rowe Price/JNL Established Growth Series      4,703           86,104
  T. Rowe Price/JNL Mid-Cap Growth Series ....    17,245          349,390
                                                           --------------

Total Investments -- 100%
  (cost $1,690,601) ..........................                 $1,722,378
                                                           ==============



                       JNL/S&P AGGRESSIVE GROWTH SERIES I
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  JNL Aggressive Growth Series ...............     2,816      $    53,190
  JNL Global Equities Series .................     4,667          103,382
  JNL/Alger Growth Series ....................     3,151           53,473
  JNL/Eagle Core Equity Series ...............     6,671          101,395
  JNL/Putnam Growth Series ...................    10,111          210,705
  JNL/Putnam Value Equity Series .............     8,185          149,209
  Salomon Brothers/JNL Global Bond Series ....     8,775          100,040
  T. Rowe Price/JNL Mid-Cap Growth Series ....    12,735          258,010
                                                           --------------

Total Investments -- 100%
  (cost $1,000,973) ..........................                 $1,029,404
                                                           ==============

                     See notes to the financial statements.

                    JNL/S&P VERY AGGRESSIVE GROWTH SERIES I
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  JNL Aggressive Growth Series ...............     7,906         $149,338
  JNL Global Equities Series .................     1,636           36,238
  JNL/Alger Growth Series ....................     2,187           37,113
  JNL/Eagle Core Equity Series ...............    11,741          178,460
  JNL/Putnam Growth Series ...................     8,797          183,328
  T. Rowe Price/JNL International Equity
     Investment Series .......................     2,577           35,358
  T. Rowe Price/JNL Mid-Cap Growth Series.....     5,386          109,129
                                                           --------------

Total Investments -- 100%
  (cost $704,284) ............................                   $728,964
                                                           ==============



                         JNL/S&P EQUITY GROWTH SERIES I
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  JNL Global Equities Series .................     5,519         $122,254
  JNL/Eagle Core Equity Series ...............     7,892          119,958
  JNL/Eagle SmallCap Equity Series ...........     3,589           57,318
  JNL/Putnam Growth Series ...................     5,957          124,134
  JNL/Putnam Value Equity Series .............    25,763          469,657
  T. Rowe Price/JNL Established Growth Series      9,877          180,852
  T. Rowe Price/JNL Mid-Cap Growth Series ....     5,999          121,543
                                                           --------------

Total Investments -- 100%
  (cost $1,190,061) ..........................                 $1,195,716
                                                           ==============



                   JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  JNL Aggressive Growth Series ...............     3,442          $65,022
  JNL Global Equities Series .................     1,401           31,023
  JNL/Eagle Core Equity Series ...............     8,073          122,715
  JNL/Eagle SmallCap Equity Series ...........     1,853           29,586
  JNL/Putnam Growth Series ...................     7,655          159,528
  JNL/Putnam Value Equity Series .............     1,652           30,125
  T. Rowe Price/JNL International Equity
     Investment Series .......................     2,205           30,246
  T. Rowe Price/JNL Mid-Cap Growth Series ....     7,748          156,970
                                                           --------------

Total Investments -- 100%
  (cost $606,833) ............................                   $625,215
                                                           ==============

                     See notes to the financial statements.

                     JNL/S&P CONSERVATIVE GROWTH SERIES II
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series ...    57,031         $555,480
  JNL Global Equities Series .................     5,590          123,822
  JNL/PIMCO Total Return Bond Series .........    23,379          241,504
  JNL/Putnam Growth Series ...................     5,852          121,951
  JNL/Putnam Value Equity Series .............     6,250          113,938
  Lazard/JNL Mid Cap Value Series ............    11,424          110,467
  Salomon Brothers/JNL Balanced Series .......    45,480          465,259
  Salomon Brothers/JNL Global Bond Series ....    40,993          467,322
  Salomon Brothers/JNL High Yield Bond Series     11,592          117,543
                                                           --------------

Total Investments -- 100%
  (cost $2,334,837) ..........................                 $2,317,286
                                                           ==============


                       JNL/S&P MODERATE GROWTH SERIES II
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series ...    33,018         $321,599
  JNL Global Equities Series .................     4,000           88,606
  JNL/Alliance Growth Series .................     7,929           89,435
  JNL/Putnam Growth Series ...................     8,449          176,073
  Lazard/JNL Mid Cap Value Series ............    24,790          239,722
  Salomon Brothers/JNL Balanced Series .......    24,516          250,797
  Salomon Brothers/JNL Global Bond Series ....    22,080          251,712
  Salomon Brothers/JNL High Yield Bond Series     16,645          168,781
  T. Rowe Price/JNL Mid-Cap Growth Series ....     4,200           85,094
                                                           --------------

Total Investments -- 100%
  (cost $1,677,257) ..........................                 $1,671,819
                                                           ==============


                      JNL/S&P AGGRESSIVE GROWTH SERIES II
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series ...     5,841          $56,895
  JNL Global Equities Series .................     1,410           31,233
  JNL/Alliance Growth Series .................     1,395           15,731
  JNL/Putnam Growth Series ...................     1,486           30,964
  Lazard/JNL Mid Cap Value Series ............     7,309           70,677
  Lazard/JNL Small Cap Value Series ..........     1,465           14,127
  Salomon Brothers/JNL Balanced Series .......     2,876           29,426
  Salomon Brothers/JNL Global Bond Series ....     1,294           14,752
  Salomon Brothers/JNL High Yield Bond Series      1,463           14,838
  T. Rowe Price/JNL Mid-Cap Growth Series ....       741           15,007
                                                           --------------

Total Investments -- 100%
  (cost $294,915) ............................                   $293,650
                                                           ==============

                     See notes to the financial statements.

                    JNL/S&P VERY AGGRESSIVE GROWTH SERIES II
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series ...     2,394          $23,317
  JNL Global Equities Series .................     1,170           25,909
  JNL/Alliance Growth Series .................     5,774           65,128
  JNL/Putnam Growth Series ...................     3,069           63,961
  Lazard/JNL Mid Cap Value Series ............     6,000           58,016
  T. Rowe Price/JNL Mid-Cap Growth Series ....       610           12,355
                                                           --------------

Total Investments -- 100%
  (cost $244,322) ............................                   $248,686
                                                           ==============


                        JNL/S&P EQUITY GROWTH SERIES II
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series ...    11,396         $111,000
  JNL Global Equities Series .................     2,146           47,532
  JNL/Alliance Growth Series .................     2,129           24,016
  JNL/Putnam Growth Series ...................     3,428           71,449
  JNL/Putnam Value Equity Series .............     3,702           67,495
  Lazard/JNL Mid Cap Value Series ............    11,444          110,660
  Lazard/JNL Small Cap Value Series ..........     2,300           22,167
                                                           --------------

Total Investments -- 100%
  (cost $455,074) ............................                   $454,319
                                                           ==============


                   JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES II
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series ...     5,819          $56,681
  JNL Global Equities Series .................     1,140           25,256
  JNL/Alliance Growth Series .................     3,376           38,083
  JNL/Putnam Growth Series ...................     1,794           37,379
  Lazard/JNL Mid Cap Value Series ............     5,836           56,429
  Lazard/JNL Small Cap Value Series ..........     1,166           11,240
  T. Rowe Price/JNL Mid-Cap Growth Series ....       593           12,008
                                                           --------------

Total Investments -- 100%
  (cost $237,884) ............................                   $237,076
                                                           ==============


                     See notes to the financial statements.